UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number                      811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices) (Zip code)
Eric Miller
1200 River Road
Suite 1000
Conshohocken, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2005

Date of reporting period: 04/30/2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

     Item 1. Reports to Stockholders.

          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SemiannualReport

Gartmore Funds | April 30, 2005 (unaudited)

Gartmore S&P 500 Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore Small Cap Index Fund
Gartmore International Index Fund
Gartmore Bond Index Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

Gartmore

www.gartmorefunds.com

Solutions.

UNITED STATES | UNITED KINGDOM | JAPAN

Based in greater metropolitan Philadelphia, Gartmore is the global asset management arm of Nationwide®. Gartmore’s affiliated advisers* collectively manage more than $77 billion1 in assets through its global investment platform encompassing more than 185 investment management professionals supported by an 800-person staff.

We provide core and specialty equity, fixed-income and alternative investment solutions through mutual funds, separate accounts, commingled portfolios and wrap accounts to individual and institutional clients around the world.

This wide range of investment opportunities is built on sound investment management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term.

Our investment management teams incorporate fundamental stock selection with the application of technology to help control risk and add to returns. Insightful stock selection is a function of the efforts of talented alpha-driven managers and analysts, working in an entrepreneurial environment, who are specialists in their respective investment disciplines.

www.gartmore.com

*Gartmore’s Affiliated Advisers

The following 11 asset management affiliates of Nationwide do business under the trade name “Gartmore Group”: Gartmore Capital Management Ltd2, Gartmore Fund Managers Ltd2, Gartmore Global Partners2, 3, Gartmore Investment Ltd2, Gartmore Japan Ltd2, Gartmore Morley Capital Management, Inc.3, Gartmore Mutual Fund Capital Trust3, 4, Gartmore Riverview, LLC3, Gartmore SA Capital Trust3, 4, Gartmore Separate Accounts LLC3, and NorthPointe Capital® LLC3

1. As of April 30, 2005.

2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide®.

3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $40.6 billion as of April 30, 2005.

4. Together, these advisers do business as Gartmore Global Investments, Inc. Gartmore Global Investments is the investment adviser to Gartmore Funds. NorthPointe Capital is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428. © 2005 Gartmore Global Investments, Inc. All rights reserved.

Semiannual Report

| April 30, 2005 (unaudited)
SARBANES-OXLEY ACT SECTION 302 CERTIFICATIONS
SARBANES-OXLEY ACT SECTION 906 CERTIFICATIONS

Contents

2	Gartmore S&P500 Index Fund
14	Gartmore Mid Cap Market Index Fund
24	Gartmore Small Cap Index Fund
51	Gartmore International Index Fund
78	Gartmore Bond Index Fund
112	NorthPointe Small Cap Growth Fund
118	NorthPointe Small Cap Value Fund

130	Notes to Financial Statements

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 800-848-0920 or visit www.gartmorefunds.com. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore’s funds, please call 800-848-0920 to request a prospectus, or download a prospectus at www.gartmorefunds.com. Please read it carefully before investing any money.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Index Series

Gartmore S&P 500 Index Fund

For the semiannual period ended April 30, 2005, the Gartmore S&P 500 Index Fund returned 2.99% (Class A at NAV) versus 3.28% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of S&P 500 Index Objective Funds was 3.01%.

The reporting period was a positive one for the U.S. large-cap equity market. Negative economic news in October 2004 turned to positive economic news in November and December. The market experienced gains those latter months, as a result of lower oil prices, the resolving of the U.S. presidential election uncertainty, reasonably good economic and earnings news, reactions to the $32 billion Microsoft Corp. dividend and the beginning of the seasonally strong year-end period.

Much of the post-election market bounce has been attributed to the predominance of the most pro-business, pro-market legislative agenda since the Reagan era, as well as an approximately 23% decrease in the price of oil from its October high of $55.67 per barrel. As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1.00% to 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

The first quarter of 2005 began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks performing the worst. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. A market rally during the last week of the month, propped by the completion of elections in Iraq and the announcement of several larger mergers such as Procter & Gamble Co.’s proposed acquisition of The Gillette Co., was not enough to bring performance into positive territory. In addition, the gross domestic product growth rate for the fourth quarter of 2004 was released during January, and it came in weaker than expected at 3.10%, primarily as a result of the foreign trade deficit.

The markets were able to reverse course in February, even as the productivity report showed a continued slowdown in growth, and oil prices continued to climb. Good signs for the markets came in the form of accelerated corporate hiring plans, reasonably robust capital spending and strong merger-and-acquisition activity. In March and April, the markets resumed the downward slide experienced in January due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates. Oil prices, reaching as high as $56 a barrel, continued to trade at prices above $50. Year-to-date earnings revisions have been negative, and the percentage of industries with rising earnings has continued to deteriorate. As expected, the Fed continued to increase the federal funds rate, and it now stands at 3.00%.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

Class A: GRMAX

Class B: GRMBX
Class C: GRMCX
Institutional Class: GRMIX
Service Class: GRMSX
Institutional Service Class: GRISX
Local Fund: GRMLX

2 Semiannual Report 2005

Gartmore S&P 500 Index Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six	One	Five
		month*	year	years	Inception[1]

Class A2	without sales charge[3]	2.99%	5.84%	-3.45%	1.24%
	with sales charge[4]	-2.89%	-0.23%	-4.58%	0.36%

Class B2	without sales charge[3]	2.64%	5.10%	-4.12%	0.71%
	with sales charge[5]	-2.36%	0.10%	-4.49%	0.71%

Class C6	without sales charge[3]	2.73%	5.16%	-4.11%	0.71%
	with sales charge[7]	1.73%	4.16%	-4.11%	0.71%

Institutional Class[8,9]		3.21%	6.20%	-3.12%	1.51%

Service Class[2,9]		3.03%	5.81%	-3.52%	1.06%

Institutional Service Class[2,9]		3.09%	5.83%	-3.37%	1.23%

Local Fund Shares[9]		3.17%	6.11%	-3.22%	1.37%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* Not Annualized.

[1]	Fund commenced operations on July 24, 1998.

[2]	These returns for the period prior to the creation of a particular class include the performance of the Fund’s Local Fund Shares. These returns were achieved prior to the creation of Class A and Class B shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Service Class and Institutional Service Class shares would have produced because all classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

[3]	These returns do not reflect the effects of sales charges (SC).

[4]	A 5.75% front-end sales charge was deducted.

[5]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Local Fund Shares for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	These returns until the creation of the Institutional Class shares (12/29/99) include the performance of the Fund’s Local Fund shares. The returns have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund Shares.

[9]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Local Fund Shares of the Gartmore S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 3

Gartmore S&P 500 Index Fund

Index Series

Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
S&P 500 Index Fund			11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual		$1,000	$1,029.90	$2.57	0.51%
	Hypothetical	[1]	$1,000	$1,022.47	$2.56	0.51%

Class B	Actual		$1,000	$1,026.40	$6.18	1.23%
	Hypothetical	[1]	$1,000	$1,018.90	$6.18	1.23%

Class C	Actual		$1,000	$1,027.30	$6.18	1.23%
	Hypothetical	[1]	$1,000	$1,018.90	$6.18	1.23%

Institutional Service Class	Actual		$1,000	$1,030.90	$2.42	0.48%
	Hypothetical	[1]	$1,000	$1,022.62	$2.41	0.48%

Institutional Class	Actual		$1,000	$1,032.10	$1.16	0.23%
	Hypothetical	[1]	$1,000	$1,023.86	$1.15	0.23%

Local Shares	Actual		$1,000	$1,031.70	$1.51	0.30%
	Hypothetical	[1]	$1,000	$1,023.51	$1.51	0.30%

Service Class	Actual		$1,000	$1,030.30	$3.17	0.63%
	Hypothetical	[1]	$1,000	$1,021.88	$3.16	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2005

Gartmore S&P 500 Index Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	94.2%
Cash Equivalents	5.3%
Other Investments*	5.9%
Liabilities in excess of other assets**	-5.4%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Healthcare	6.5%
Oil & Gas	6.5%
Banks	6.3%
Computer Software & Services	5.8%
Drugs	5.3%
Retail	5.1%
Electrical Equipment	4.0%
Insurance	3.9%
Financial	3.0%
Telecommunications	2.9%
Other Industries	50.7%

100.0%

Top Holdings***

General Electric Co.	3.4%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	2.3%
Citigroup, Inc.	2.2%
Johnson & Johnson Co.	1.8%
Pfizer, Inc.	1.8%
Bank of America Corp.	1.6%
Wal-Mart Stores, Inc.	1.4%
Intel Corp.	1.3%
Procter & Gamble Co.	1.2%
Other Holdings	79.8%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 5

Index Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore S&P 500 Index Fund

Common Stocks (94.2%)

	Shares or
	Principal Amount	Value

Advertising Services (0.0%)
Interpublic Group of Cos., Inc. (The) (b)	83,978	$1,079,957

Aerospace & Defense (1.8%)
Boeing Co. (The)	165,371	9,842,882
General Dynamics Corp.	39,831	4,184,247
Goodrich Corp.	23,351	941,045
Lockheed Martin Corp.	82,522	5,029,716
Northrop Grumman Corp.	71,576	3,925,228
Raytheon Co.	89,987	3,384,411
Rockwell Collins, Inc.	35,341	1,621,445
United Technologies Corp.	101,828	10,357,944

		39,286,918

Agriculture (0.1%)
Monsanto Co.	52,990	3,106,274

Airlines (0.3%)
Delta Air Lines, Inc. (b)	34,481	113,442
FedEx Corp.	59,902	5,088,675
Southwest Airlines Co.	150,776	2,243,547

		7,445,664

Analytical Instruments (0.1%)
Applera Corp.-Applied Biosystems Group	39,071	828,305
Waters Corp. (b)	23,971	949,971

		1,778,276

Apparel (0.2%)
Nike, Inc., Class B	47,636	3,658,921
Reebok International Ltd.	11,075	449,756

		4,108,677

Apparel & Accessories (0.2%)
Coach, Inc. (b)	75,900	2,034,119
Liz Claiborne, Inc.	21,611	765,678
V.F. Corp.	21,506	1,217,025

		4,016,822

Appliances & Household Durables (0.1%)
Maytag Corp.	15,865	153,732
Newell Rubbermaid, Inc.	50,042	1,087,413

		1,241,145

Auto Parts & Equipment (0.3%)
AutoNation, Inc. (b)	51,291	937,087
Dana Corp.	29,801	340,327
Delphi Automotive Systems Corp.	111,533	368,059
Genuine Parts Co.	34,616	1,485,026
Ingersoll Rand Co.	29,626	2,277,351
Snap-On, Inc.	11,570	383,777

		5,791,627

Automobiles (0.4%)
Ford Motor Co.	363,996	3,316,004
General Motors Corp.	118,856	3,171,078
PACCAR, Inc.	34,496	2,342,278
Visteon Corp.	24,387	85,355

		8,914,715

Banks (6.3%)
AmSouth Bancorp	70,552	1,856,929
Bank of America Corp.	805,606	36,284,494
Bank of New York Co., Inc.	154,644	4,320,753
BB&T Corp.	108,973	4,272,831
Bear Stearns Cos., Inc.	19,767	1,871,144
Compass Bancshares, Inc.	24,633	1,059,712
Fifth Third Bancorp	104,904	4,563,324
Huntington Bancshares, Inc.	46,020	1,081,930
J.P. Morgan Chase & Co.	706,301	25,066,622
KeyCorp	80,772	2,678,400
M&T Bank Corp.	22,261	2,302,900
Mellon Financial Corp.	84,222	2,332,107
National City Corp.	123,153	4,182,276
North Fork Bancorp, Inc.	93,466	2,631,068
Northern Trust Corp.	41,836	1,883,875
PNC Bank Corp.	56,201	2,991,579
Regions Financial Corp.	92,307	3,091,361
State Street Corp.	66,277	3,063,986
SunTrust Banks, Inc.	71,626	5,216,522
Synovus Financial Corp.	61,817	1,732,731
U.S. Bancorp	368,303	10,275,654
Wachovia Corp.	315,155	16,129,633
Zions Bancorp	17,920	1,254,938

		140,144,769

Beverages/Alcoholic (0.4%)
Anheuser-Busch Cos., Inc.	154,434	7,238,321
Brown-Forman Corp., Class B	23,571	1,308,191
Molson Coors Brewing Co.	18,570	1,146,698

		9,693,210

Beverages/Soft Drink (1.8%)
Coca-Cola Co.	450,317	19,561,771
Coca-Cola Enterprises, Inc.	77,357	1,570,347
Pepsi Bottling Group, Inc. (The)	48,421	1,388,230
PepsiCo, Inc.	333,474	18,554,493

		41,074,841

Biotechnology (0.1%)
Chiron Corp. (b)	35,281	1,204,846

6 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Broadcast Media/Cable Television (0.8%)
Clear Channel Communications, Inc.	111,200	$3,551,728
Comcast Corp. Special, Class A (b)	43,800	1,389,774
Comcast Corp., Class A (b)	395,775	12,708,335

		17,649,837

Business Services (0.3%)
Cintas Corp	29,801	1,150,021
Compuware Corp. (b)	76,907	457,597
Convergys Corp. (b)	28,182	365,239
Monster Worldwide, Inc. (b)	20,631	474,719
NCR Corp. (b)	36,990	1,220,670
Pitney Bowes, Inc.	45,896	2,052,468

		5,720,714

Chemicals (0.2%)
Great Lakes Chemical Corp.	15,835	491,518
Millipore Corp. (b)	8,825	425,542
Praxair, Inc.	64,132	3,003,301
Sigma Aldrich Corp.	13,725	801,952

		4,722,313

Chemicals/ Diversified (1.3%)
Air Products & Chemicals, Inc.	45,266	2,658,472
Dow Chemical Co.	189,590	8,707,869
E.I. du Pont de Nemours and Co.	198,150	9,334,846
Eastman Chemical Co.	13,160	710,640
Engelhard Corp.	24,291	744,033
Hercules, Inc. (b)	17,421	230,480
Occidental Petroleums Corp.	78,927	5,445,963
Rohm & Haas Co.	40,877	1,784,690

		29,616,993

Communications Equipment (1.5%)
CIENA Corp. (b)	98,608	226,798
Citizens Communications Co.	50,436	643,059
Corning, Inc. (b)	280,222	3,853,053
JDS Uniphase Corp. (b)	287,054	424,840
Motorola, Inc.	487,228	7,474,078
Tellabs, Inc. (b)	81,452	632,068
Verizon Communications, Inc.	550,480	19,707,183

		32,961,079

Computer Equipment (1.7%)
American Power Conversion Corp.	37,231	903,224
Dell Computer Corp. (b)	488,758	17,023,442
EMC Corp. (b)	478,087	6,272,501
Gateway, Inc. (b)	55,362	188,784
Hewlett Packard Co.	584,190	11,958,369
Network Appliance, Inc. (b)	66,784	1,778,458

		38,124,778

Computer Integrated Systems Design (0.0%)
Avaya, Inc. (b)	84,619	734,493

Computer Software & Services (5.8%)
Adobe Systems, Inc.	48,321	2,873,650
Affiliated Computer Services, Inc., Class A (b)	23,441	1,117,432
Automatic Data Processing, Inc.	115,878	5,033,740
BMC Software, Inc. (b)	44,056	713,707
Cisco Systems, Inc. (b)	1,284,609	22,198,044
Citrix Systems, Inc. (b)	33,671	757,598
Computer Associates International, Inc.	113,238	3,046,102
Electronic Data Systems Corp.	102,862	1,990,380
First Data Corp.	160,452	6,101,990
Fiserv, Inc. (b)	33,566	1,419,842
Intuit, Inc. (b)	35,731	1,439,959
Mercury Interactive Corp. (b)	17,420	719,969
Microsoft Corp.	2,011,089	50,880,552
Novell, Inc. (b)	75,272	444,858
NVIDIA Corp. (b)	37,461	821,894
Oracle Corp. (b)	893,138	10,324,675
Parametric Technology Corp. (b)	49,651	264,143
Siebel Systems, Inc. (b)	102,303	920,727
Sun Microsystems, Inc. (b)	671,082	2,436,028
Sungard Data Systems, Inc. (b)	57,451	1,918,863
Symantec Corp. (b)	135,824	2,550,775
Symbol Technologies, Inc.	48,236	644,915
Unisys Corp. (b)	67,062	435,232
VERITAS Software Corp. (b)	83,951	1,728,551
Yahoo!, Inc. (b)	259,648	8,960,452

		129,744,078

Computers/Hardware (1.4%)
Apple Computer, Inc. (b)	162,374	5,855,206
International Business Machines Corp.	324,510	24,786,075
Lexmark International, Inc. (b)	25,101	1,743,264

		32,384,545

Conglomerates (0.9%)
Illinois Tool Works, Inc.	57,247	4,798,444
ITT Industries, Inc.	18,330	1,658,132
Johnson Controls, Inc.	37,986	2,084,292
Tyco International Ltd.	397,100	12,433,200

		20,974,068

Construction & Building Materials (0.3%)
Centex Corp.	25,181	1,453,447
Fluor Corp.	16,985	875,747
KB Home	19,030	1,084,710
Pulte Corp.	23,391	1,671,287
Sherwin Williams Co.	27,386	1,220,594
Vulcan Materials Co.	20,476	1,086,047

		7,391,832

2005 Semiannual Report 7

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Construction & Housing (0.1%)
Masco Corp.	89,027	$2,803,460

Construction Machinery (0.3%)
Caterpillar, Inc.	68,132	5,999,023

Consumer Durable (0.3%)
Black & Decker Corp.	15,365	1,284,975
Danaher Corp.	59,647	3,019,927
Fortune Brands, Inc.	28,786	2,434,720
Whirlpool Corp.	16,325	1,013,130

		7,752,752

Consumer Finance (2.2%)
Citigroup, Inc	1,038,488	48,767,396

Consumer Non-Cyclical (2.6%)
Alberto Culver Co., Class B	14,420	641,690
Avon Products, Inc.	93,717	3,756,177
Clorox Co. (The)	30,486	1,929,764
Colgate-Palmolive Co.	104,508	5,203,453
Ecolab, Inc.	49,811	1,629,318
Gillette Co. (The)	197,040	10,175,146
International Flavor and Fragrances, Inc.	16,940	642,026
Kimberly-Clark Corp.	95,687	5,975,653
Pall Corp.	24,591	659,777
Procter & Gamble Co.	501,374	27,149,402

		57,762,406

Containers (0.1%)
Ball Corp.	21,830	862,284
Bemis Co., Inc.	21,296	586,918
Sealed Air Corp. (b)	16,597	803,959

		2,253,161

Credit Reporting Services (0.1%)
Moody’s Corp.	28,601	2,349,286

Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	37,881	1,647,066

Distribution (0.2%)
SYSCO Corp.	126,633	4,381,502

Drugs (5.3%)
Amerisource Bergen Corp.	21,226	1,300,729
Amgen Corp. (b)	248,948	14,491,263
Biogen, Inc. (b)	66,272	2,401,697
Eli Lilly & Co.	225,191	13,166,918
Express Scripts, Inc. (b)	14,960	1,341,014
Forest Laboratories, Inc. (b)	71,132	2,537,990
Genzyme Corp. (b)	49,251	2,886,601
Gilead Sciences, Inc. (b)	86,000	3,190,600
Laboratory Corp. of America Holdings (b)	26,300	1,301,850
Medimmune, Inc. (b)	49,061	1,244,678
Merck & Co., Inc.	438,876	14,877,896
Mylan Laboratories, Inc.	48,151	794,492
Pfizer, Inc.	1,482,834	40,288,600
Schering Plough Corp.	293,127	6,117,560
Wyeth	265,472	11,930,312

		117,872,200

Educational Services (0.1%)
Apollo Group, Inc. (b)	35,926	2,590,983

Electrical Equipment (4.0%)
Agilent Technologies, Inc. (b)	93,863	1,947,657
Cooper Industries Ltd., Class A	17,830	1,135,058
Eaton Corp.	30,316	1,779,549
Emerson Electric Co.	83,382	5,225,550
Fisher Scientific International, Inc. (b)	21,400	1,270,732
General Electric Co.	2,106,532	76,256,459
Rockwell International Corp.	34,676	1,603,071
W.W. Grainger, Inc.	17,125	946,841

		90,164,917

Electronics (2.6%)
Altera Corp. (b)	70,482	1,461,092
Applied Micro Circuits Corp. (b)	61,362	163,837
Broadcom Corp., Class A (b)	59,431	1,777,581
Intel Corp.	1,237,538	29,106,893
Jabil Circuit, Inc. (b)	31,641	873,292
KLA-Tencor Corp.	37,121	1,448,461
L-3 Communications Holdings, Inc.	21,538	1,528,552
Linear Technology Corp.	61,067	2,182,534
LSI Logic Corp. (b)	76,482	409,944
Maxim Integrated Products, Inc.	64,914	2,427,783
Molex, Inc.	36,421	925,458
National Semiconductor Corp.	70,577	1,346,609
PMC-Sierra, Inc. (b)	35,811	288,637
QLogic Corp. (b)	18,245	606,464
RadioShack Corp.	31,371	783,334
Sanmina Corp. (b)	104,039	417,196
Solectron Corp. (b)	150,676	497,231
Tektronix, Inc.	17,795	385,440
Teradyne, Inc. (b)	38,601	425,383
Texas Instruments, Inc.	342,059	8,537,792
Xilinx, Inc.	69,222	1,864,841

		57,458,354

8 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Entertainment (0.7%)
Electronic Arts, Inc. (b)	61,207	$3,267,842
International Game Technology	68,532	1,842,825
Walt Disney Co. (The)	406,940	10,743,216

		15,853,883

Farm Machinery (0.1%)
Deere & Co	49,046	3,067,337

Financial (3.0%)
American Express Co.	234,257	12,345,345
Capital One Financial Corp.	49,086	3,479,707
Charles Schwab Corp.	239,087	2,474,550
CIT Group, Inc.	40,200	1,619,256
Comerica, Inc.	33,726	1,931,151
Countrywide Credit Industries, Inc.	115,292	4,172,417
Fannie Mae	192,375	10,378,631
Federated Investors, Inc.	17,211	489,653
Golden West Financial Corp.	59,222	3,691,307
Goldman Sachs Group, Inc.	89,872	9,597,431
Lehman Brothers Holdings, Inc.	54,901	5,035,520
MBNA Corp.	253,847	5,013,478
Providian Financial Corp. (b)	58,266	971,294
Washington Mutual, Inc.	173,532	7,170,342

		68,370,082

Financial Services (1.5%)
AMBAC Financial Group, Inc.	18,601	1,243,477
E*TRADE Financial Corp. (b)	65,722	730,171
First Horizon National Corp.	24,491	1,017,111
H&R Block, Inc.	32,936	1,640,542
Janus Capital Group, Inc.	46,931	609,634
Marshall & Ilsley Corp.	42,866	1,827,806
SLM Corp.	85,422	4,069,504
Sovereign Bancorp, Inc.	69,800	1,435,786
Wells Fargo Co.	336,964	20,197,623

		32,771,654

Food & Related (2.4%)
Altria Group, Inc.	411,143	26,720,183
Archer-Daniels Midland Co.	123,843	2,227,936
Campbell Soup Co.	71,932	2,139,258
ConAgra, Inc.	102,528	2,742,624
General Mills, Inc.	72,562	3,584,563
H.J. Heinz Co.	69,557	2,563,175
Hershey Foods Corp.	47,022	3,004,706
Kellogg Co.	74,142	3,332,683
McCormick & Co.	26,946	932,062
Sara Lee Corp.	156,899	3,356,070
W.M. Wrigley Jr. Co.	43,556	3,011,026

		53,614,286

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc.	38,001	1,024,507

Healthcare (6.5%)
Abbott Laboratories	309,863	15,232,865
Allergan, Inc.	26,116	1,838,305
Bard (C.R.), Inc.	20,786	1,479,340
Bausch & Lomb, Inc.	10,745	805,875
Baxter International, Inc.	123,073	4,566,008
Becton Dickinson & Co.	50,186	2,936,885
Biomet, Inc.	50,151	1,940,342
Boston Scientific Corp. (b)	153,754	4,548,043
Bristol-Myers Squibb Co.	388,340	10,096,840
Cardinal Health, Inc.	86,197	4,789,967
Guidant Corp.	64,167	4,753,491
HCA, Inc.	81,813	4,568,438
Health Management Associates, Inc., Class A	48,441	1,197,946
Humana, Inc. (b)	31,961	1,107,449
Johnson & Johnson Co.	590,925	40,555,183
King Pharmaceuticals, Inc. (b)	48,023	384,184
Manor Care, Inc.	17,120	570,952
McKesson HBOC, Inc.	58,747	2,173,639
Medco Health Solutions, Inc. (b)	54,726	2,789,384
Medtronic, Inc.	240,406	12,669,396
Quest Diagnostics, Inc.	18,986	2,008,719
St. Jude Medical, Inc. (b)	71,722	2,799,310
Stryker Corp.	77,477	3,761,508
Tenet Healthcare Corp. (b)	93,087	1,114,251
UnitedHealth Group, Inc.	127,509	12,050,876
Watson Pharmaceutical, Inc. (b)	19,806	594,180
Wellpoint, Inc. (b)	60,601	7,741,778

		149,075,154

Hotels & Casinos (0.1%)
Harrah’s Entertainment, Inc.	26,121	1,714,060

Hotels/Motels (0.5%)
Cendant Corp.	209,645	4,174,032
Hilton Hotels Corp.	76,387	1,667,528
Marriott International, Inc., Class A	43,381	2,722,158
Starwood Hotels & Resorts Worldwide, Inc.	42,224	2,294,452

		10,858,170

Industrial Diversified (0.1%)
Parker Hannifin Corp.	20,056	1,202,157
Thermo Electron Corp. (b)	31,776	793,764

		1,995,921

Insurance (3.9%)
ACE Ltd.	48,111	2,066,849
Aetna, Inc.	58,642	4,302,564
Allstate Corp. (The)	135,114	7,588,002

2005 Semiannual Report 9

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
American International Group, Inc.	517,666	$26,323,317
AON Corp.	54,727	1,141,058
Chubb Corp. (The)	38,081	3,114,264
CIGNA Corp.	26,161	2,406,289
Cincinnati Financial Corp.	34,089	1,371,741
Hartford Financial Services Group, Inc.	58,771	4,253,257
Lincoln National Corp.	33,936	1,526,102
Loews Corp.	35,771	2,535,448
MBIA, Inc.	31,976	1,674,903
MetLife, Inc.	145,679	5,666,913
MGIC Investment Corp.	16,860	994,740
Principal Financial Group, Inc.	59,507	2,325,534
Progressive Corp. (The)	39,800	3,632,546
Prudential Financial, Inc.	104,143	5,951,772
SAFECO Corp.	25,251	1,329,970
St. Paul Cos., Inc.	133,015	4,761,937
Torchmark Corp.	21,531	1,150,401
UnumProvident Corp.	46,549	778,299
XL Capital Ltd., Class A	29,946	2,105,204

		87,001,110

Insurance/Life (0.2%)
AFLAC, Inc.	99,813	4,057,398
Jefferson-Pilot Corp.	27,061	1,358,733

		5,416,131

Insurance Brokers (0.1%)
Marsh & McLennan Cos., Inc.	105,093	2,945,757

Investment Management (1.2%)
Franklin Resources, Inc.	41,971	2,882,568
Merrill Lynch & Co.	184,995	9,976,780
Morgan Stanley Dean Witter & Co.	221,142	11,636,493
T. Rowe Price Group, Inc.	24,791	1,367,719

		25,863,560

Leisure Products (0.4%)
Brunswick Corp.	19,240	808,080
Carnival Corp.	107,463	5,252,792
Hasbro, Inc.	34,121	645,569
Mattel, Inc.	82,823	1,494,955

		8,201,396

Manufacturing (1.2%)
3M Co.	153,489	11,737,305
American Standard Cos., Inc.	41,516	1,856,180
Cummins, Inc.	10,900	741,200
Dover Corp.	40,456	1,470,980
Honeywell International, Inc.	169,069	6,045,908
PPG Industries, Inc.	34,406	2,324,125
Stanley Works (The)	15,380	661,801
Textron, Inc.	26,346	1,985,171

		26,822,670

Medical Equipment & Supplies (0.0%)
PerkinElmer, Inc.	19,096	353,276

Medical Products (0.2%)
Zimmer Holdings, Inc. (b)	49,046	3,993,325

Metals & Mining (0.5%)
Alcoa, Inc.	173,226	5,027,018
Freeport-McMoRan Copper & Gold, Inc.	40,406	1,400,472
Newmont Mining Corp.	88,232	3,350,169
Phelps Dodge Corp.	20,743	1,780,787

		11,558,446

Mortgage/Asset Backed Obligations (0.4%)
Freddie Mac	136,738	8,412,122

Motor Vehicles (0.1%)
Harley-Davidson, Inc.	58,027	2,728,429
Navistar International Corp. (b)	13,820	408,105

		3,136,534

Multimedia (1.6%)
News Corp., Class A	562,900	8,601,112
Time Warner, Inc. (b)	913,493	15,355,817
Viacom, Inc., Class A	100	3,478
Viacom, Inc., Class B	338,774	11,728,356

		35,688,763

Natural Gas (0.1%)
NICOR, Inc.	8,205	303,339
People’s Energy Corp.	6,875	272,250
Sempra Energy	41,881	1,691,155

		2,266,744

Office Equipment & Supplies (0.2%)
Avery Dennison Corp.	20,516	1,074,013
Xerox Corp. (b)	180,154	2,387,040

		3,461,053

Oil & Gas (6.5%)
Amerada Hess Corp.	19,220	1,799,953
Apache Corp.	64,924	3,654,572
Ashland, Inc.	13,825	929,593
BJ Services Co.	36,646	1,786,493
ChevronTexaco Corp.	418,256	21,749,311
ConocoPhillips	138,391	14,510,296
Devon Energy Corp.	95,308	4,305,062
El Paso Corp.	112,413	1,123,006

10 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil & Gas (continued)
EOG Resources, Inc.	44,082	$2,096,099
Exxon Mobil Corp.	1,269,061	72,374,548
KeySpan Corp.	31,891	1,209,626
Kinder Morgan, Inc.	23,376	1,787,329
Marathon Oil Corp.	68,902	3,208,766
Nabors Industries Ltd. (b)	27,977	1,507,121
Noble Corp.	25,331	1,289,348
Rowan Cos., Inc.	17,686	469,210
Sunoco, Inc.	14,360	1,425,374
Transocean Sedco Forex, Inc. (b)	60,307	2,796,436
Unocal Corp.	57,516	3,137,498
Valero Energy Corp.	51,092	3,501,335
Williams Cos., Inc. (The)	103,138	1,755,409
XTO Energy, Inc.	73,599	2,220,482

		148,636,867

Oil Equipment & Services (1.2%)
Anadarko Petroleum Corp.	47,838	3,494,088
Baker Hughes, Inc.	67,247	2,966,938
Burlington Resources, Inc.	76,862	3,736,262
Dynegy, Inc., Class A (b)	73,872	247,471
Halliburton Co.	100,262	4,169,896
Kerr-Mcgee Corp.	35,255	2,735,788
National-Oilwell Varco, Inc. (b)	37,194	1,478,090
Schlumberger Ltd.	110,768	7,577,638

		26,406,171

Paper & Forest Products (0.5%)
Georgia-Pacific Corp.	51,554	1,766,756
International Paper Co.	97,458	3,341,834
Louisiana-Pacific Corp.	21,996	541,102
MeadWestvaco Corp.	40,247	1,185,274
Pactiv Corp. (b)	29,436	631,108
Temple Inland, Inc.	26,810	904,838
Weyerhaeuser Co.	48,201	3,307,070

		11,677,982

Pharmacy Services (0.2%)
Caremark Rx, Inc. (b)	90,820	3,637,341
Hospira, Inc. (b)	30,946	1,038,238

		4,675,579

Photographic (0.1%)
Eastman Kodak Co.	55,346	1,383,650

Pollution Control (0.2%)
Allied Waste Industries, Inc. (b)	43,807	350,018
Waste Management, Inc.	112,913	3,216,891

		3,566,909

Printing & Publishing (0.6%)
Dow Jones & Company, Inc.	14,380	480,867
Gannett Co., Inc.	49,976	3,848,153
Knight-Ridder, Inc.	15,075	975,353
McGraw-Hill Cos., Inc. (The)	37,901	3,300,419
Meredith Corp.	9,435	443,445
New York Times Co., Class A	28,906	964,304
R.R. Donnelley & Sons Co.	36,006	1,184,957
Tribune Co.	60,709	2,343,367

		13,540,865

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	75,152	3,626,083
CSX Corp.	42,806	1,717,805
Norfolk Southern Corp.	79,437	2,494,322
Union Pacific Corp.	51,916	3,318,990

		11,157,200

Real Estate Investment Trusts (0.6%)
Apartment Investment & Management Co.	24,740	943,089
Archstone-Smith Trust	36,400	1,309,308
Equity Office Properties Trust	87,782	2,762,500
Equity Residential Property Trust	56,211	1,930,848
Plum Creek Timber Co., Inc.	36,461	1,259,363
ProLogis Trust	31,851	1,260,981
Simon Property Group, Inc.	44,001	2,907,145

		12,373,234

Restaurants (0.5%)
Darden Restaurants, Inc.	30,476	914,280
McDonald’s Corp.	252,741	7,407,839
Wendy’s International, Inc.	20,936	898,782
YUM! Brands, Inc.	57,981	2,722,788

		11,943,689

Retail (5.1%)
AutoZone, Inc. (b)	15,810	1,312,230
Bed Bath & Beyond, Inc. (b)	60,202	2,240,116
Best Buy Co., Inc.	62,677	3,155,160
Big Lots, Inc. (b)	22,451	228,551
Circuit City Stores, Inc.	33,336	526,709
Costco Wholesale Corp.	93,857	3,808,717
CVS Corp.	79,467	4,098,908
Dillards, Inc., Class A	16,090	374,414
Dollar General Corp.	61,297	1,247,394
Family Dollar Stores, Inc.	33,306	898,596
Federated Department Stores, Inc.	33,751	1,940,683
Gap, Inc. (The)	159,240	3,399,774
Home Depot, Inc.	436,467	15,437,839
J.C. Penney Co., Inc.	56,781	2,691,987
Jones Apparel Group, Inc.	24,291	739,661
Kohl’s Corp. (b)	66,097	3,146,217

2005 Semiannual Report 11

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail (continued)
Limited, Inc. (The)	78,528	$1,703,272
Lowe’s Cos., Inc.	153,599	8,004,044
May Department Stores Co. (The)	62,056	2,176,924
Nordstrom, Inc.	25,946	1,318,835
Office Depot, Inc. (b)	62,162	1,217,132
OfficeMax, Inc.	23,810	773,349
Sears Holding Corp. (b)	21,061	2,848,290
Staples, Inc.	147,672	2,816,105
Starbucks Corp. (b)	79,462	3,934,958
Target Corp.	177,890	8,254,096
Tiffany & Co.	24,886	750,313
TJX Cos., Inc.	95,868	2,171,410
Toys “R” Us, Inc. (b)	49,201	1,247,245
Wal-Mart Stores, Inc.	673,282	31,738,514

		114,201,443

Retail/Food & Drug (0.7%)
Albertson’s, Inc.	69,761	1,380,570
Kroger Co. (b)	145,509	2,294,677
Safeway, Inc. (b)	88,882	1,892,298
Supervalu, Inc.	26,831	846,786
Walgreen Co.	202,925	8,737,951

		15,152,282

Semiconductors (0.5%)
Advanced Micro Devices, Inc. (b)	78,242	1,113,384
Analog Devices, Inc.	73,957	2,522,673
Applied Materials, Inc. (b)	331,419	4,928,201
Freescale Semiconductor, Inc., Class B (b)	72,509	1,367,520
Micron Technology, Inc. (b)	121,968	1,184,309
Novellus Systems, Inc. (b)	27,921	654,189

		11,770,276

Services (1.1%)
Autodesk, Inc.	41,862	1,332,467
eBay, Inc. (b)	240,576	7,633,476
Equifax, Inc.	26,851	903,536
Exelon Corp.	132,098	6,538,851
IMS Health, Inc.	46,074	1,104,855
Omnicom Group, Inc.	37,091	3,074,844
Paychex, Inc.	72,952	2,232,331
Robert Half International, Inc.	33,506	831,619
Ryder System, Inc.	12,605	465,503
Sabre Holdings, Inc.	26,173	511,944

		24,629,426

Steel (0.1%)
Allegheny Teledyne, Inc.	18,375	411,600
Nucor Corp.	34,030	1,738,933
United States Steel Corp.	23,531	1,006,186

		3,156,719

Telecommunications (2.9%)
ADC Telecommunications, Inc. (b)	135,992	308,702
ALLTEL Corp.	60,167	3,427,112
Andrew Corp. (b)	32,046	393,204
AT&T Corp.	166,900	3,192,797
BellSouth Corp.	364,024	9,642,996
CenturyTel, Inc.	26,676	818,686
Comverse Technology, Inc. (b)	39,306	895,784
Lucent Technologies, Inc. (b)	880,432	2,139,450
Nextel Communications, Inc. (b)	223,976	6,269,088
QUALCOMM, Inc.	327,078	11,411,751
Qwest Communications International, Inc. (b)	351,030	1,200,523
SBC Communications, Inc.	656,618	15,627,509
Scientific-Atlanta, Inc.	29,216	893,425
Sprint Corp.	293,642	6,536,471
Univision Communications, Inc., Class A (b)	54,617	1,435,881

		64,193,379

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co.	14,945	260,790
Goodyear Tire & Rubber Co. (b)	32,921	390,773

		651,563

Tobacco (0.2%)
Reynolds American, Inc.	25,295	1,972,251
UST, Inc.	32,181	1,473,890

		3,446,141

Trucking (0.7%)
United Parcel Service, Inc., Class B	222,416	15,860,485

Utilities (2.7%)
AES Corp. (The) (b)	121,093	1,947,175
Allegheny Energy, Inc. (b)	27,296	667,114
Ameren Corp.	31,756	1,641,785
American Electric Power Co., Inc.	76,497	2,694,224
Calpine Corp. (b)	100,042	179,075
Centerpoint Energy, Inc.	59,542	704,977
Cinergy Corp.	33,536	1,328,026
CMS Energy Corp. (b)	51,356	663,520
Consolidated Edison, Inc.	48,226	2,087,221
Constellation Energy Group, Inc.	35,086	1,844,120
Dominion Resources, Inc.	67,694	5,104,128
DTE Energy Co.	29,691	1,364,301
Duke Energy Corp.	186,417	5,441,513
Edison International	64,732	2,349,772
Entergy Corp.	43,376	3,179,461
FirstEnergy Corp.	65,600	2,854,912
FPL Group, Inc.	77,932	3,181,184
NiSource, Inc.	53,858	1,251,660
PG&E Corp.	78,072	2,710,660
Pinnacle West Capital Corp.	18,225	763,628

12 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities (continued)
PPL Corp.	35,031	$1,900,782
Progress Energy, Inc.	54,551	2,290,596
Public Service Enterprise Group, Inc.	47,311	2,748,769
Southern Co.	147,649	4,865,035
TECO Energy, Inc.	39,481	655,779
TXU Corp.	49,522	4,248,492
Xcel Energy, Inc.	79,587	1,367,305

		60,035,214

Total Common Stocks		2,112,639,992

Cash Equivalents (5.3%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $118,096,626)	$118,068,093	118,068,093

Total Cash Equivalents		118,068,093

Short-Term Securities Held as Collateral for Securities Lending (5.9%)
Pool of various securities for Gartmore Mutual Funds - note 2 (Securities Lending)	131,805,609	131,805,609

Total Short-Term Securities Held as Collateral for Securities Lending		131,805,609

Total Investments (Cost $2,258,819,415) (a) — 105.4%		2,362,513,694
Liabilities in excess of other assets — (5.4)%		(120,630,047)

NET ASSETS — 100.0%		$2,241,883,647

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At April 30, 2005 the Fund’s open long future contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Securities	(Depreciation)

446	SPM5	06/17/2005	$129,172,750	$(2,895,746)

See notes to financial statements.

2005 Semiannual Report 13

Index Series

Gartmore Mid Cap Market Index Fund

For the semiannual period ended April 30, 2005, the Gartmore Mid Cap Market Index Fund returned 5.28% (Class A at NAV) versus 5.68% for its benchmark, the S&P MidCap 400 Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Core Funds was 4.05%.

The reporting period was a relatively strong one for the U.S. mid-cap equity market. Negative economic news in October 2004 turned to positive economic news in November and December, as a result of lower oil prices, the unwinding of the U.S. presidential election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period. Much of the post-election market bounce has been attributed to the predominance of the most pro-business, pro-market legislative agenda since the Reagan era, as well as an approximately 23% decrease in the price of oil from its October high of $55.67 per barrel. As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1.00% to 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

The first quarter of 2005 began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks performing the worst, while mid-capitalization stocks also posted a negative return. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. A market rally during the last week of the month, propped by the completion of elections in Iraq, was not enough to bring performance into positive territory. In addition, the gross domestic product growth rate for the fourth quarter of 2004 was released during January, and it came in weaker than expected at 3.10%, primarily as a result of the foreign trade deficit.

The markets were able to reverse course in February, even as the productivity report showed a continued slowdown in growth, and oil prices continued to climb. Good signs for the markets came in the form of accelerated corporate hiring plans, reasonably robust capital spending and strong merger-and-acquisition activity. In March and April, the markets resumed the downward slide experienced in January due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates. Oil prices, reaching as high as $56 per barrel, continued to trade at prices above $50. Year-to-date earnings revisions have been negative, and the percentage of industries with rising earnings has continued to deteriorate. As expected, the Fed continued to increase the federal funds rate, and it now stands at 3.00%.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

Class A: GMXAX

Class B: GMCBX
Class C: GMCCX
Institutional Class: GMXIX

14 Semiannual Report 2005

Gartmore Mid Cap Market Index Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six	One	Five
		month*	year	years	Inception[1]

Class A	without sales charge [2]	5.28%	8.87%	6.00%	7.48%
	with sales charge[3]	-0.80%	2.62%	4.75%	6.29%

Class B4	without sales charge [2]	4.96%	8.27%	5.44%	6.95%
	with sales charge[5]	-0.04%	3.27%	5.11%	6.81%

Class C6	without sales charge [2]	4.94%	8.26%	5.43%	6.93%
	with sales charge[7]	3.94%	7.26%	5.43%	6.93%

Institutional Class[8]		5.49%	9.32%	6.46%	7.95%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* Not Annualized.

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (5/25/01) include performance based on the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Class A for the period through May 24, 2001 and the Fund’s Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 15

Gartmore Mid Cap Market Index Fund

Index Series

Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
Mid Cap Market			Account Value	Account Value	Expenses Paid	Annualized
Index Fund			11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual		$1,000	$1,052.80	$3.56	0.70%
	Hypothetical	[1]	$1,000	$1,021.53	$3.51	0.70%

Class B	Actual		$1,000	$1,049.60	$6.66	1.31%
	Hypothetical	[1]	$1,000	$1,018.50	$6.58	1.31%

Class C	Actual		$1,000	$1,049.40	$6.71	1.32%
	Hypothetical	[1]	$1,000	$1,018.45	$6.63	1.32%

Institutional Class	Actual		$1,000	$1,054.90	$1.58	0.31%
	Hypothetical	[1]	$1,000	$1,023.46	$1.56	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

16 Semiannual Report 2005

Gartmore Mid Cap Market Index Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	91.9%
Cash Equivalents	7.6%
Other Investments*	15.7%
Liabilities in excess of other assets**	-15.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Healthcare	8.4%
Retail	7.6%
Utilities	7.0%
Oil & Gas	6.3%
Insurance	4.7%
Banks	4.7%
Computer Software & Services	4.4%
Electronics	4.0%
Financial Services	4.0%
Food & Beverage	3.4%
Other Industries	45.5%

100.0%

Top Holdings***

D.R. Horton, Inc.	0.8%
Murphy Oil Corp.	0.7%
Legg Mason, Inc.	0.7%
Lennar Corp.	0.7%
Weatherford International Ltd.	0.7%
Coventry Health Care, Inc.	0.7%
Patterson Cos., Inc.	0.7%
Whole Foods Market, Inc.	0.6%
Sepracor, Inc.	0.6%
Smith International, Inc.	0.6%
Other Holdings	93.2%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 17

Index Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Mid Cap Market Index Fund

Common Stocks (91.9%)

	Shares or
	Principal Amount	Value

Aerospace/ Defense (0.8%)
Alliant Techsystems, Inc. (b)	29,100	$2,013,138
Precision Castparts Corp.	50,100	3,690,366
Sequa Corp. (b)	5,960	308,430

		6,011,934

Agricultural Products (0.1%)
Universal Corp.	19,240	878,306

Airlines (0.3%)
AirTran Holdings, Inc. (b)	59,500	493,850
Alaska Air Group, Inc. (b)	19,000	506,730
Jetblue Airways Corp. (b)	75,550	1,514,778

		2,515,358

Amusement & Recreation (0.3%)
Callaway Golf Co.	56,000	603,680
International Speedway Corp.	32,800	1,744,960

		2,348,640

Auction House/ Art Dealer (0.2%)
Adesa, Inc.	66,200	1,601,378

Auto Parts & Equipment (0.9%)
Arvinmeritor, Inc.	48,660	578,081
Bandag, Inc.	11,900	516,936
BorgWarner Automotive, Inc.	43,220	1,976,018
Gentex Corp.	59,740	1,939,160
Lear Corp.	51,320	1,739,235
Modine Manufacturing Co.	22,300	603,884

		7,353,314

Banks (4.7%)
Associated Banc-Corp.	95,121	2,941,141
Astoria Financial Corp.	73,420	1,946,364
City National Corp.	32,600	2,298,300
Colonial Bancgroup, Inc.	104,640	2,308,358
Cullen/ Frost Bankers, Inc.	34,680	1,502,338
FirstMerit Corp.	59,780	1,466,403
Greater Bay Bancorp	40,680	1,023,509
Hibernia Corp.	115,400	3,603,943
Independence Community Bank Corp.	57,936	2,067,156
IndyMac Bancorp, Inc.	48,000	1,847,040
Mercantile Bankshare Corp.	57,450	2,919,035
New York Community Bancorp, Inc.	177,414	3,140,228
Silicon Valley Bancshares (b)	28,320	1,342,368
Suntrust Banks, Inc.	505	36,779
TCF Financial Corp.	93,200	2,357,028
TD Banknorth, Inc. (b)	833	25,656
Texas Regional Bancshares, Inc.	33,100	922,497
Washington Federal, Inc.	61,212	1,364,415
Webster Financial Corp.	41,600	1,890,720
West America Bancorp	23,420	1,169,595
Wilmington Trust Corp.	48,000	1,696,800

		37,869,673

Biotechnology (0.8%)
Martek Biosciences Corp. (b)	23,700	906,999
Millenium Pharmaceuticals, Inc. (b)	232,563	2,037,252
Protein Design Labs, Inc. (b)	80,620	1,441,486
Valeant Pharmaceuticals International	70,100	1,454,575
Vertex Pharmaceuticals, Inc. (b)	55,780	532,141

		6,372,453

Broadcasting (0.4%)
Emmis Communications Corp. (b)	41,400	638,802
Entercom Communications Corp. (b)	33,080	1,066,168
Westwood One, Inc. (b)	64,580	1,181,814

		2,886,784

Business Services (2.2%)
Acxiom Corp.	66,440	1,262,360
Catalina Marketing Corp.	37,800	878,850
Ceridian Corp. (b)	113,940	1,922,168
CheckFree Corp. (b)	61,100	2,241,148
ChoicePoint, Inc. (b)	67,520	2,665,014
CSG Systems International, Inc. (b)	38,080	654,595
Fair Issac Corp.	48,350	1,589,748
Gartner Group, Inc. (b)	27,080	228,555
Gartner Group, Inc., Class B (b)	38,200	320,880
Harte-Hanks, Inc.	54,040	1,540,140
Kelly Services, Inc.	21,575	566,560
Korn/ Ferry International (b)	27,100	390,240
Manpower, Inc.	68,460	2,639,133
MPS Group, Inc. (b)	72,140	576,399

		17,475,790

Chemicals (2.4%)
Airgas, Inc.	49,400	1,082,848
Albemarle Corp.	33,400	1,222,774
Cabot Corp.	44,700	1,365,585
Crompton Corp.	83,900	1,178,795
Cytec Industries, Inc.	30,600	1,411,272
Ferro Corp.	34,300	621,516
FMC Corp. (b)	26,360	1,291,640
Lubrizol Corp.	48,280	1,871,816
Lyondell Chemical Co.	163,381	4,099,229
Minerals Technologies, Inc.	16,340	1,067,329
Olin Corp.	50,860	902,256
RPM, Inc.	82,900	1,430,025
Valspar Corp.	39,900	1,649,067

		19,194,152

18 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Communication Equipment (1.9%)
Adtran, Inc.	53,900	$1,117,347
Cincinnati Bell, Inc. (b)	173,200	692,800
CommScope, Inc. (b)	25,020	353,282
Harman International Industries, Inc.	48,300	3,795,415
Harris Corp.	99,380	2,802,516
Plantronics, Inc.	35,700	1,124,193
Polycom, Inc. (b)	76,400	1,165,864
Powerwave Technologies, Inc. (b)	82,420	595,072
Telephone & Data Systems, Inc.	39,800	3,072,162
Utstarcom, Inc. (b)	75,300	716,103

		15,434,754

Computer Hardware (0.5%)
Keane, Inc. (b)	43,600	518,840
National Instruments Corp.	49,330	1,062,568
Storage Technology Corp. (b)	77,400	2,151,720

		3,733,128

Computer Software & Services (4.4%)
3COM Corp. (b)	273,220	860,643
Activision, Inc. (b)	141,966	2,052,828
Advent Software, Inc. (b)	20,769	370,519
Ascential Software Corp. (b)	43,638	805,994
Avocent Corp. (b)	38,700	972,918
Cadence Design Systems, Inc. (b)	197,480	2,764,720
CDW Corp.	56,040	3,064,828
Cognizant Technology Solutions Corp. (b)	97,940	4,114,458
DST Systems, Inc. (b)	57,640	2,616,856
F5 Networks, Inc. (a) (b)	27,100	1,160,151
Henry (Jack) & Associates, Inc.	61,500	1,057,185
Macromedia, Inc. (b)	54,700	2,166,667
Macrovision Corp. (b)	35,120	718,204
McAfee, Inc. (b)	117,300	2,452,743
McData Corp. (b)	91,800	282,744
Mentor Graphics Corp. (b)	52,600	470,244
RSA Security, Inc. (b)	55,400	594,996
SanDisk Corp. (b)	135,900	3,220,830
Sybase, Inc. (b)	63,800	1,207,734
Synopsys, Inc. (b)	105,120	1,728,173
Titan Corp. (The) (b)	65,270	1,171,597
Transaction Systems Architects, Inc. (b)	27,400	568,002
Wind River Systems, Inc. (b)	55,100	715,198

		35,138,232

Construction (3.2%)
D.R. Horton, Inc.	216,313	6,597,547
Dycom Industries, Inc. (b)	34,400	800,144
Granite Construction, Inc.	26,460	597,467
Hovnanian Enterprises, Inc. (b)	36,820	1,869,351
Jacobs Engineering Group, Inc. (b)	41,080	2,001,007
Lennar Corp.	106,360	5,474,349
Martin Marietta Materials, Inc.	34,700	1,908,153
Ryland Group, Inc. (The)	36,200	2,222,680
Thor Industries, Inc.	34,800	937,860
Toll Brothers, Inc. (b)	46,500	3,524,700

		25,933,258

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	49,600	2,003,840
Career Education Corp. (b)	77,360	2,432,198
Corinthian Colleges, Inc. (b)	69,680	990,153
Deluxe Corp.	39,173	1,564,178
DeVry, Inc. (b)	48,000	1,094,400
Dun & Bradstreet Corp. (b)	51,460	3,213,163
MoneyGram International, Inc.	61,300	1,189,220
Quanta Services, Inc. (b)	75,000	598,500
Rent-A-Center, Inc. (b)	52,000	1,250,080
Rollins, Inc.	38,665	763,247
Sotheby’s Holdings, Inc. (b)	36,400	596,232
United Rentals, Inc. (b)	51,600	948,924

		16,644,135

Consumer Products (1.8%)
Blyth Industries, Inc.	27,440	752,130
Church & Dwight, Inc.	45,100	1,624,502
Energizer Holdings, Inc. (b)	51,500	2,933,956
Furniture Brands International, Inc.	42,100	815,898
Lancaster Colony Corp.	22,140	920,138
Mohawk Industries Co. (b)	43,340	3,372,286
Scotts Co. (The) (b)	21,560	1,560,944
Timberland Co., Class A (b)	23,000	1,588,150
Tupperware Corp.	43,933	926,986

		14,494,990

Containers/ Packaging (0.4%)
Packaging Corp. of America	63,620	1,424,452
Sonoco Products Co.	70,900	1,920,681

		3,345,133

Electronics (4.0%)
Amphenol Corp., Class A	64,400	2,539,936
Arrow Electronics, Inc. (b)	83,500	2,032,390
Atmel Corp. (b)	316,700	731,577
Avnet, Inc. (b)	86,778	1,639,236
Cabot Microelectronics Corp. (b)	19,928	573,727
Credence Systems Corp. (b)	62,360	392,244
Cree, Inc. (b)	58,388	1,412,406
Cypress Semiconductor Corp. (b)	93,800	1,124,662
Hubbell, Inc.	44,100	1,916,145
Integrated Device Technology, Inc. (b)	81,900	876,330
International Rectifier Corp. (b)	51,500	2,190,810
Intersil Corp.	108,700	1,897,902

2005 Semiannual Report 19

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Mid Cap Market Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Electronics (continued)
Kemet Corp. (b)	59,860	$374,125
Lam Research Corp. (b)	105,460	2,705,049
Lattice Semiconductor Corp. (b)	75,760	345,466
LTX Corp. (b)	57,700	221,568
Micrel, Inc. (b)	59,700	561,180
Microchip Technology, Inc.	155,972	4,442,082
Newport Corp. (b)	29,300	402,875
Plexus Corp. (b)	31,000	375,410
RF Micro Devices, Inc. (b)	136,800	536,256
SPX Corp.	57,620	2,229,318
Thomas & Betts Corp. (b)	42,348	1,317,870
TriQuint Semiconductor, Inc. (b)	89,505	264,935
Vishay Intertechnology, Inc. (b)	119,530	1,277,776

		32,381,275

Financial Services (4.0%)
Americredit Corp. (b)	111,300	2,604,420
Bank of Hawaii Corp.	40,900	1,936,615
BISYS Group, Inc. (The) (b)	86,100	1,215,732
Certegy, Inc.	44,500	1,621,135
Commerce Bancorp, Inc.	120,340	3,368,317
Eaton Vance Corp.	96,400	2,258,652
Edwards (A.G.), Inc.	58,300	2,315,093
Investors Financial Services Corp.	50,684	2,126,194
Jefferies Group, Inc.	37,300	1,350,260
Labranche & Co., Inc. (b)	47,500	315,875
Legg Mason, Inc.	80,870	5,730,448
PMI Group, Inc.	71,900	2,528,004
Raymond James Financial, Inc.	47,920	1,292,402
SEI Investments Co.	61,840	2,028,970
Waddell & Reed Financial, Inc.	57,700	1,004,557

		31,696,674

Food & Beverage (3.4%)
Constellation Brands, Inc. (b)	77,720	4,096,621
Dean Foods Co. (b)	109,298	3,755,479
Hormel Foods Corp.	77,320	2,407,745
J.M. Smucker Co.	44,771	2,221,537
Krispy Kreme Doughnuts, Inc. (b)	51,400	304,288
PepsiAmericas, Inc.	79,000	1,950,510
Sensient Technologies Corp.	31,580	631,916
Smithfield Foods, Inc. (b)	72,700	2,199,902
Tootsie Roll Industries, Inc.	32,638	1,007,861
Tyson Foods, Inc.	222,130	3,751,776
Whole Foods Market, Inc.	48,480	4,834,426

		27,162,061

Gaming (1.2%)
Boyd Gaming Corp.	50,100	2,644,278
Caesars Entertainment, Inc. (b)	233,380	4,655,931
GTECH Holdings Corp.	88,500	2,165,595

		9,465,804

Healthcare (8.4%)
Apria Healthcare Group, Inc. (b)	37,800	1,137,780
Barr Laboratories, Inc. (b)	69,545	3,606,604
Beckman Coulter, Inc.	47,040	3,138,038
Cephalon, Inc. (b)	44,300	1,944,770
Community Health Systems, Inc. (b)	51,300	1,869,885
Covance, Inc. (b)	45,480	2,075,707
Coventry Health Care, Inc. (b)	78,153	5,348,010
Cytyc Corp. (b)	82,340	1,754,665
Dentsply International, Inc.	57,680	3,152,789
Edwards Lifesciences Corp. (b)	43,300	1,906,932
Health Net, Inc. (b)	84,640	2,880,299
Henry Schein, Inc. (b)	66,080	2,478,661
LifePoint Hospitals, Inc. (b)	37,660	1,673,987
Lincare Holdings, Inc. (b)	75,880	3,238,558
Omnicare, Inc.	76,000	2,634,920
PacifiCare Health Systems, Inc. (b)	64,900	3,878,424
Par Pharmaceutical Cos., Inc. (b)	26,300	789,789
Patterson Cos., Inc. (b)	103,520	5,232,936
Perrigo Co.	63,600	1,165,152
Renal Care Group, Inc. (b)	48,850	1,863,628
Sepracor, Inc. (b)	78,800	4,721,696
Steris Corp. (b)	48,880	1,157,478
Triad Hospitals, Inc. (b)	59,513	3,050,041
Universal Health Services, Inc.	44,600	2,530,604
Varian Medical Systems, Inc. (b)	97,800	3,299,772
Visx, Inc. (b)	37,200	886,848

		67,417,973

Insurance (4.7%)
Allmerica Financial Corp. (b)	38,300	1,285,731
American Financial Group, Inc.	44,200	1,374,178
AmerUs Group Co.	30,900	1,452,609
Arthur J. Gallagher & Co.	67,700	1,884,768
Brown & Brown, Inc.	45,660	1,997,625
Everest Re Group Ltd.	42,580	3,500,076
Fidelity National Financial, Inc.	131,475	4,221,663
First American Financial Corp.	62,520	2,238,216
HCC Insurance Holdings, Inc.	48,860	1,737,950
Horace Mann Educators Corp.	28,600	468,468
Leucadia National Corp.	69,130	2,404,341
Ohio Casualty Corp. (b)	49,200	1,153,740
Old Republic International Corp.	132,430	3,125,348
Protective Life Corp.	49,700	1,900,528
Radian Group, Inc.	65,100	2,892,393
Stancorp Financial Group, Inc.	20,300	1,553,356

20 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Unitrin, Inc.	42,900	$1,951,950
W.R. Berkley Corp.	86,150	2,799,875

		37,942,815

Machinery (0.7%)
AGCO Corp. (b)	69,900	1,202,280
Graco, Inc.	52,570	1,775,289
Tecumseh Products Co.	12,200	423,828
Zebra Technologies Corp., Class A (b)	52,340	2,499,758

		5,901,155

Manufacturing (3.0%)
Ametek, Inc.	49,700	1,882,139
Brink’s Co. (The)	40,380	1,302,659
Carlisle Cos., Inc.	22,540	1,618,823
Crane Co.	40,166	1,028,250
Diebold, Inc.	52,000	2,515,240
Donaldson Co., Inc.	54,680	1,626,730
Federal Signal Corp.	39,800	558,394
Flowserve Corp. (b)	39,120	1,085,971
Harsco Corp.	29,600	1,588,040
Hillenbrand Industry, Inc.	42,400	2,341,328
Nordson Corp.	23,000	741,060
Pentair, Inc.	73,660	2,930,195
Teleflex, Inc.	27,220	1,455,453
Trinity Industries, Inc.	33,700	786,895
Varian, Inc. (b)	27,760	920,799
York International Corp.	32,500	1,271,725

		23,653,701

Medical Products (1.2%)
Charles River Laboratories International, Inc. (b)	50,374	2,386,216
Gen-Probe, Inc. (b)	37,800	1,897,182
INAMED Corp. (b)	26,600	1,618,344
Invitrogen Corp. (b)	39,100	2,864,857
Techne Corp. (b)	27,200	1,136,416

		9,903,015

Metals (0.2%)
Kennametal, Inc.	29,500	1,336,350

Mining (0.7%)
Arch Coal, Inc.	47,740	2,116,792
Peabody Energy Corp.	88,540	3,875,395

		5,992,187

Office Equipment & Supplies (0.6%)
Hni Corp.	36,970	1,872,900
Miller (Herman), Inc.	54,000	1,544,400
Reynolds & Reynolds Co.	43,900	1,157,643

		4,574,943

Oil & Gas (6.3%)
Cooper Cameron Corp. (b)	41,540	2,282,208
ENSCO International, Inc.	114,560	3,734,656
FMC Technologies, Inc. (b)	48,462	1,469,852
Forest Oil Corp. (b)	42,800	1,649,084
Grant Prideco, Inc. (b)	89,420	1,983,336
Hanover Compressor Co. (b)	57,900	600,423
Helmerich & Payne, Inc.	39,600	1,522,224
Murphy Oil Corp.	65,740	5,856,776
Newfield Exploration Co. (b)	47,900	3,402,337
Noble Energy, Inc.	43,300	2,776,396
Patterson-UTI Energy, Inc.	122,940	2,946,872
Pioneer Natural Resources Co.	109,360	4,446,578
Plains Exploration & Production Co. (b)	55,501	1,786,022
Pogo Producing Co.	48,900	2,200,989
Pride International, Inc. (b)	91,600	2,042,680
Smith International, Inc.	80,120	4,661,382
Tidewater, Inc.	47,120	1,624,226
Weatherford International Ltd. (b)	103,480	5,396,482

		50,382,523

Paper & Forest Products (0.7%)
Bowater, Inc.	43,400	1,410,066
Glatfelter	28,300	337,619
Longview Fibre Co.	35,040	647,539
Potlatch Corp.	23,000	1,086,290
Rayonier, Inc.	38,787	1,949,435

		5,430,949

Pharmaceuticals (0.4%)
IVAX Corp. (b)	166,118	3,139,630

Photography/ Imaging (0.1%)
Imation Corp.	23,680	825,722

Publishing & Printing (1.7%)
American Greetings Corp., Class A	52,700	1,193,655
Banta Corp.	19,000	791,160
Belo Corp., Class A	76,720	1,797,550
Lee Enterprises, Inc.	32,080	1,331,641
Media General, Inc.	16,700	1,023,376
Readers Digest Association	70,800	1,203,600
Scholastic Corp. (b)	26,300	916,555
Valassis Communications, Inc. (b)	36,700	1,293,675
Washington Post Co.	5,053	4,367,055

		13,918,267

Real Estate Investment Trusts (2.8%)
AMB Property Corp.	60,520	2,359,675
Developers Diversified Realty Corp.	78,400	3,327,295
Highwood Properties, Inc.	42,560	1,197,213
Hospitality Properties Trust	48,760	2,037,193

2005 Semiannual Report 21

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Mid Cap Market Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Liberty Property Trust	65,900	$2,624,797
Mack-Cali Realty Corp.	43,700	1,922,363
New Plan Excel Realty Trust	79,460	2,050,863
Regency Centers CORP	49,300	2,595,645
United Dominion Realty Trust, Inc.	99,100	2,195,065
Weingarten Realty Investors	60,700	2,185,807

		22,495,916

Restaurants (1.3%)
Applebee’s International, Inc.	58,600	1,452,108
Bob Evans Farms, Inc.	25,700	524,280
Brinker International, Inc. (b)	67,550	2,283,190
CBRL Group, Inc.	37,100	1,429,463
Cheesecake Factory, Inc. (The) (b)	59,950	1,839,866
Outback Steakhouse, Inc.	49,100	1,983,640
Ruby Tuesday, Inc.	50,200	1,129,500

		10,642,047

Retail (7.6%)
99 Cents Only Stores (b)	44,933	497,858
Abercrombie & Fitch Co.	65,033	3,508,530
Advance Auto Parts, Inc. (b)	53,600	2,859,560
Aeropostale, Inc. (b)	42,700	1,192,611
American Eagle Outfitters Ltd.	96,974	2,542,658
Anntaylor Stores Corp. (b)	54,290	1,329,562
Barnes & Noble, Inc. (b)	48,540	1,728,024
BJ’s Wholesale Club, Inc. (b)	53,500	1,425,775
Borders Group, Inc.	53,595	1,296,463
Carmax, Inc. (b)	76,200	2,078,736
Chico’s FAS, Inc. (b)	131,280	3,364,706
Claire’s Stores, Inc.	71,060	1,550,529
Copart, Inc. (b)	59,800	1,296,464
Dollar Tree Stores, Inc. (b)	86,350	2,114,712
Fastenal Co.	51,920	2,780,835
Foot Locker, Inc.	113,500	3,025,910
Michael’s Stores, Inc.	98,740	3,278,168
Nieman Marcus Group, Inc.	36,400	3,578,847
O’Reilly Automotive, Inc. (b)	38,073	1,953,906
Pacific Sunwear of California, Inc. (b)	57,100	1,291,031
Payless Shoesource, Inc. (b)	47,895	654,246
PETsMART, Inc.	110,260	2,938,429
Pier 1 Imports, Inc.	67,640	982,133
Regis Corp.	34,920	1,247,692
Ross Stores, Inc.	107,140	2,862,781
Ruddick Corp.	30,300	680,538
Saks, Inc. (b)	106,500	1,814,760
Tech Data Corp. (b)	44,860	1,638,736
Urban Outfitters, Inc. (b)	49,400	2,188,420
Williams Sonoma, Inc. (b)	86,440	2,894,876

		60,597,496

Schools (0.6%)
Education Management Corp. (b)	48,800	1,366,400
ITT Educational Services, Inc. (b)	33,140	1,523,777
Laureate Education, Inc. (b)	35,480	1,576,022

		4,466,199

Semiconductors (0.5%)
Fairchild Semiconductor International, Inc. (b)	85,820	1,154,279
Integrated Circuit Systems, Inc. (b)	50,800	928,116
Semtech Corp. (b)	52,330	883,854
Silicon Laboratories, Inc. (b)	35,040	890,016

		3,856,265

Shipping/ Transportation (2.3%)
Alexander & Baldwin, Inc.	32,300	1,315,579
CNF Transportation, Inc.	39,940	1,707,435
Expeditors International of Washington, Inc.	80,620	3,959,248
GATX Corp.	38,900	1,272,808
Hunt (J.B.) Transport Services, Inc.	52,600	2,056,134
Overseas Shipholding Group, Inc.	25,600	1,444,608
Robinson (C.H.) Worldwide, Inc.	61,980	3,198,168
Swift Transportation Co., Inc. (b)	48,410	1,032,585
Werner Enterprises, Inc.	50,405	936,525
Yellow Roadway Corp. (b)	35,562	1,742,538

		18,665,628

Steel (0.2%)
Steel Dynamics, Inc.	34,500	937,710
Worthington Industries, Inc.	56,187	913,601

		1,851,311

Utilities (7.0%)
AGL Resources, Inc.	55,140	1,907,844
Alliant Energy Corp.	83,700	2,204,658
Aqua America, Inc.	66,545	1,774,090
Aquila, Inc. (b)	168,537	579,767
Black Hills Corp.	26,300	901,564
DPL, Inc.	96,970	2,466,917
Duquesne Light Holdings, Inc.	61,200	1,076,508
Energy East Corp.	106,420	2,769,048
Equitable Resources, Inc.	45,500	2,622,620
Great Plains Energy, Inc.	57,800	1,767,524
Hawaiian Electric Industries, Inc.	57,200	1,447,160
Idacorp, Inc.	34,000	917,320
MDU Resources Group, Inc.	85,250	2,304,308
National Fuel Gas Co.	55,900	1,522,157
Northeast Utilities	91,600	1,677,196
NSTAR	40,960	2,217,574
Oklahoma Gas & Electric Co.	65,800	1,816,080
Oneok, Inc.	79,980	2,308,223
Pepco Holdings, Inc.	136,294	2,953,491
PNM, Inc.	50,150	1,386,648

22 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities (continued)
Puget Energy, Inc.	77,700	$1,665,888
Questar Corp.	64,300	3,755,119
Scana Corp.	82,079	3,187,948
Sierra Pacific Resources (b)	85,980	930,304
Vectren Corp.	53,860	1,454,759
Westar Energy, Inc.	67,150	1,537,735
Western Gas Resources, Inc.	47,700	1,593,657
WGL Holdings, Inc.	38,600	1,169,966
Wisconsin Energy Corp.	84,900	2,993,574
WPS Resources Corp.	29,400	1,550,262

		56,459,909

Veterinary Diagnostics (0.2%)
VCA Antech, Inc. (b)	54,500	1,268,760

Waste Disposal (0.7%)
Republic Services, Inc.	102,660	3,552,036
Stericycle, Inc. (b)	34,660	1,686,902

		5,238,938

Total Common Stocks		735,898,925

Cash Equivalents (7.6%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds, in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $61,181,002)	$61,166,220	61,166,220

Total Cash Equivalents		61,166,220

Short-Term Securities Held as Collateral for Securities Lending (15.7%)

Pool of short-term securities for Gartmore
Mutual Funds - note 2 (Securities Lending)	$125,650,571	125,650,571

Total Short-Term Securities Held as Collateral for Securities Lending		125,650,571

Total Investments (Cost $858,784,118) (a) — 115.2%		922,715,716
Liabilities in excess of other assets — (15.2)%		(121,789,196)

NET ASSETS — 100.0%		$800,926,520

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At April 30, 2005 the Fund’s open long futures were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation/
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

203	S&P Mid Cap 400	06/17/05	$64,376,375	$(3,013,938)

*	Cash pledged as collateral

See notes to financial statements.

2005 Semiannual Report 23

Index Series

Gartmore Small Cap Index Fund

For the semiannual period ended April 30, 2005, the Gartmore Small Cap Index Fund returned -0.35% (Class A at NAV) versus -0.15% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds was 1.87%.

The reporting period resulted in slightly negative performance for the U.S. small-cap equity market. Less than bullish economic news in October 2004 turned to positive economic news in November and December, as a result of lower oil prices, the unwinding of the U.S. presidential election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period. Much of the post-election market bounce has been attributed to the predominance of the most pro-business, pro-market legislative agenda since the Reagan era, as well as an approximately 23% decrease in the price of oil from its October high of $55.67 per barrel. As expected, the Federal Reserve continued to raise the federal funds rate. During 2004, the Fed more than doubled the rate from 1.00% to 2.25%. Overall, favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002.

The first quarter of 2005 began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks performing the worst. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. A market rally during the last week of the month, propped by the completion of elections in Iraq, was not enough to bring performance into positive territory. In addition, the gross domestic product growth rate for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.10%, primarily as a result of the foreign trade deficit.

The markets were able to reverse course in February, even as the productivity report showed a continued slowdown in growth and oil prices continued to climb. Good signs for the markets came in the form of accelerated corporate hiring plans, reasonably robust capital spending and strong merger-and-acquisition activity. In March and April, the markets resumed the downward slide experienced in January due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates. Oil prices, reaching as high as $56 per barrel, continued to trade at prices above $50. Year-to-date earnings revisions have been negative, and the percentage of industries with rising earnings has continued to deteriorate. As expected, the Fed continued to increase the federal funds rate, and it now stands at 3.00%.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

Class A: GMRAX

Class B: GMRBX
Class C: GMRCX
Institutional Class: GMRIX

24 Semiannual Report 2005

Gartmore Small Cap Index Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six	One	Five
		month*	year	years	Inception[1]

Class A	without sales charge[2]	-0.35%	4.17%	2.17%	7.38%
	with sales charge[3]	-6.08%	-1.80%	0.96%	6.59%

Class B4	without sales charge[2]	-0.67%	3.64%	1.72%	7.08%
	with sales charge[5]	-5.45%	-1.35%	1.34%	7.08%

Class C6	without sales charge[2]	-0.66%	3.64%	1.74%	7.09%
	with sales charge[7]	-1.62%	2.64%	1.74%	7.09%

Institutional Class[8]		-0.16%	4.62%	2.63%	7.70%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* Not Annualized.

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Small Cap Series (the “Series”), which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund’s Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 25

Gartmore Small Cap Index Fund

Index Series

Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

		Beginning	Ending
Small Cap		Account Value	Account Value	Expenses Paid	Annualized
Index Fund		11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual	$1,000	$996.50	$3.42	0.69%
	Hypothetical [1]	$1,000	$1,021.58	$3.46	0.69%

Class B	Actual	$1,000	$993.30	$6.38	1.29%
	Hypothetical [1]	$1,000	$1,018.60	$6.48	1.29%

Class C	Actual	$1,000	$993.40	$6.43	1.30%
	Hypothetical [1]	$1,000	$1,018.55	$6.53	1.30%

Institutional Class	Actual	$1,000	$998.40	$1.44	0.29%
	Hypothetical [1]	$1,000	$1,023.56	$1.46	0.29%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

26 Semiannual Report 2005

Gartmore Small Cap Index Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	82.5%
Cash Equivalents	16.4%
Other Investments*	22.7%
Liabilities in excess of other assets**	-21.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Bank Holdings Companies	7.5%
Real Estate Investment Trusts	6.1%
Oil & Gas	3.7%
Computer Software & Services	3.2%
Retail	3.0%
Healthcare	2.5%
Financial	2.3%
Medical Equipment & Supplies	2.3%
Business Services	2.1%
Chemicals	2.0%
Other Industries	65.3%

100.0%

Top Holdings***

Joy Global	0.2%
CMS Energy Corp.	0.2%
Crown Holdings, Inc.	0.2%
Boyd Gaming Corp.	0.2%
Plains Exploration & Production Co.	0.2%
Tesoro Petroleum Corp.	0.2%
Energen Co.	0.2%
Laidlaw International, Inc.	0.2%
LifePoint Hospitals, Inc.	0.2%
New Century Financial Corp.	0.2%
Other Holdings	98.0%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 27

Index Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund

Common Stocks (82.5%)

	Shares or
	Principal Amount	Value

Advertising Services (0.2%)
24/7 Real Media, Inc. (b)	2,800	$8,036
Cross Media Marketing Corp. (b)	100	0
Greenfield Online, Inc. (b)	3,200	57,664
R.H. Donnelley Corp. (b)	5,918	337,030
SITEL Corp. (b)	11,300	19,662
Ventiv Health, Inc. (b)	6,400	133,440

		555,832

Aerospace/ Defense (0.9%)
AAR Corp. (b)	9,368	137,991
BE Aerospace, Inc. (b)	14,247	172,959
Curtiss-Wright Corp.	5,529	299,672
DRS Technologies, Inc. (b)	6,022	266,474
Ducommun, Inc. (b)	1,700	30,345
Esterline Technologies Corp. (b)	6,001	193,952
Gencorp, Inc.	14,174	269,448
HEICO Corp.	5,883	111,659
Herley Industries, Inc. (b)	4,860	88,112
Hexcel Corp. (b)	6,000	98,400
Innovative Solutions and Support, Inc. (b)	2,535	80,005
Kaman Corp., Class A	6,608	85,111
Moog, Inc., Class A (b)	10,233	305,046
Sequa Corp., Class A (b)	1,041	53,872
Taser International, Inc. (b)	15,316	132,330
Teledyne Technologies, Inc. (b)	8,463	257,444
Titan Corp. (The) (b)	21,860	392,386
United Industrial Corp.	3,200	89,952

		3,065,158

Agricultural Products (0.1%)
Alico, Inc. (b)	1,300	65,780
Delta and Pine Land Co.	9,628	242,626
Maui Land & Pineapple Co., Inc. (b)	637	24,792
UAP Holding Corp. (b)	5,200	74,828

		408,026

Airlines (0.4%)
AirTran Holdings, Inc. (b)	21,394	177,570
Alaska Air Group, Inc. (b)	6,878	183,436
America West Holdings Corp., Class B (b)	9,210	38,682
Continental Airlines, Inc., Class B (b)	16,939	200,559
Delta Air Lines, Inc. (b)	30,249	99,519
ExpressJet Holdings, Inc. (b)	6,746	59,904
FLYi, Inc. (b)	10,663	7,784
Frontier Airlines, Inc. (b)	9,357	90,856
Mesa Air Group, Inc. (b)	9,919	52,868
Northwest Airlines Corp., Class A (b)	20,558	106,490
Pinnacle Airlines Corp. (b)	7,945	82,151
SkyWest, Inc.	15,963	288,612

		1,388,431

Analytical Instruments (0.5%)
ArthroCare Corp. (b)	6,627	194,701
Datascope Corp.	3,093	88,831
Diagnostic Products Corp.	5,614	272,278
Haemonetics Corp. (b)	5,115	218,769
Illumina, Inc. (b)	9,400	92,308
Inverness Medical Innovations, Inc. (b)	2,616	61,633
Molecular Devices Corp. (b)	4,241	80,155
Thoratec Corp. (b)	12,567	162,743
Urologix, Inc. (b)	3,900	15,015
Ventana Medical Systems, Inc. (b)	8,236	327,957
West Pharmaceutical Services, Inc.	7,202	189,701

		1,704,091

Apparel/ Accessories (1.4%)
Aeropostale, Inc. (b)	14,386	401,801
Angelica Corp.	3,472	93,675
Bebe Stores, Inc.	3,300	106,656
Brown Shoe Co., Inc.	4,802	148,382
Buckle, Inc. (The)	944	32,474
Burlington Coat Factory Warehouse Corp.	4,525	124,664
Charming Shoppes, Inc. (b)	30,110	224,018
Cherokee, Inc.	2,800	91,168
Deb Shops, Inc.	100	2,397
Deckers Outdoor Corp. (b)	3,148	66,328
DHB Industries, Inc. (b)	5,790	38,446
Finish Line, Inc., Class A	10,474	188,741
G & K Services, Inc., Class A	4,522	173,554
Goody’s Family Clothing, Inc.	5,100	42,075
Guess?, Inc. (b)	2,100	27,342
Hartmarx Corp. (b)	3,805	32,837
HOT Topic, Inc. (b)	12,538	250,635
Jos. A. Bank Clothiers, Inc. (b)	3,440	112,832
K-Swiss, Inc., Class A	7,281	218,430
Kellwood Co.	7,407	189,175
Kenneth Cole Productions, Inc., Class A	2,970	89,041
Oxford Industries, Inc.	3,528	129,195
Payless ShoeSource, Inc. (b)	16,464	224,898
Perry Ellis International, Inc. (b)	2,868	57,389
Phillips-Van Heusen Corp.	6,390	165,373
Russell Corp.	7,486	131,080
Shoe Carnival, Inc. (b)	1,700	32,419
Skechers U.S.A., Inc. (b)	5,285	64,688
Stage Stores, Inc. (b)	5,974	225,937
Steven Madden Ltd. (b)	3,792	60,217
Stride Rite Corp. (The)	10,112	123,366
UniFirst Corp.	2,098	78,549
Warnaco Group, Inc. (The) (b)	13,783	309,566
Wolverine World Wide, Inc.	16,346	331,660

		4,589,008

28 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Appliances & Household Durables (0.0%)
Applica, Inc. (b)	6,626	$15,439
Middleby Corp.	1,635	72,005
National Presto Industries, Inc.	1,181	46,059

		133,503

Auto Parts & Equipment (0.7%)
A.S.V., Inc. (b)	2,371	84,740
Aftermarket Technology Corp. (b)	4,836	74,765
ArvinMeritor, Inc.	19,004	225,767
Collins & Aikman Corp. (b)	10,040	8,233
Commercial Vehicle Group, Inc. (b)	1,300	25,064
Dollar Thrifty Automotive Group, Inc. (b)	6,700	226,794
Electro Rent Corp. (b)	2,500	30,100
Exide Technologies (b)	7,200	74,880
Hayes Lemmerz International, Inc. (b)	10,800	57,996
Hayes Lemmerz International, Inc. (c) (d) (b)	110	0
Lithia Motors, Inc., Class A	4,273	105,372
LKQ Corp. (b)	2,300	46,322
McGrath Rentcorp	5,886	130,669
Midas, Inc. (b)	4,900	105,938
Modine Manufacturing Co.	6,300	170,604
Monro Muffler, Inc. (b)	2,150	55,040
Noble International Ltd.	2,370	48,064
Pep Boys - Manny, Moe & Jack (The)	15,043	213,310
Sports Resorts International, Inc. (b)	1,300	3,016
Standard Motor Products, Inc.	1,500	13,620
Strattec Security Corp. (b)	400	20,396
Superior Industries International, Inc.	6,785	137,939
Tenneco Automotive, Inc. (b)	11,410	146,390
United Auto Group, Inc.	3,757	106,473
Visteon Corp.	31,365	109,778
Wabash National Corp.	7,740	197,370

		2,418,640

Bank Holdings Companies (7.5%)
1st Source Corp.	2,400	53,040
ABC Bancorp	3,228	56,167
Alabama National Bancorp	3,511	200,759
AMCORE Financial, Inc.	7,095	182,767
AmericanWest Bancorp (b)	4,580	85,325
Arrow Financial Corp.	1,992	49,013
Associated Banc-Corp	100	3,092
BancFirst Corp.	600	42,294
Bancorp, Inc. (The) (b)	2,645	40,945
BancorpSouth, Inc.	19,284	408,242
BancTrust Financial Group, Inc.	1,400	26,446
Bank Mutual Corp.	21,660	228,080
Bank of Granite Corp.	2,087	36,460
Bank of the Ozarks, Inc.	3,416	105,794
BankAtlantic Bancorp, Inc., Class A	11,012	187,865
BankUnited Financial Corp.	8,399	200,568
Banner Corp.	2,287	57,061
Berkshire Hills Bancorp, Inc.	1,400	43,960
BFC Financial Corp. (b)	375	3,236
Boston Private Financial Holdings, Inc.	8,855	197,821
Brookline Bancorp, Inc.	18,305	274,575
Bryn Mawr Bank Corp.	1,600	30,512
Calamos Asset Management, Inc., Class A	5,400	125,766
Camden National Corp.	1,100	35,761
Capital City Bank Group, Inc.	1,494	56,279
Capital Corp of the West (b)	2,260	54,805
Capital Crossing Bank (b)	1,800	58,212
Capitol Bancorp Ltd.	2,240	68,611
Cascade Bancorp	4,575	88,664
Cathay Bancorp, Inc.	12,893	423,793
Center Financial Corp.	4,080	81,355
Central Coast Bancorp (b)	1,452	23,885
Century Bancorp, Inc.	1,392	37,765
Charter Financial, Inc.	200	6,304
Chemical Financial Corp.	6,341	189,976
Chittenden Corp.	12,591	316,160
Citizens Banking Corp.	12,475	334,455
Citizens First Bancorp, Inc.	1,200	24,540
City Bank	1,207	35,775
City Holding Co.	4,862	156,362
Clifton Savings Bancorp, Inc.	1,000	10,220
Coastal Financial Corp.	3,316	48,445
CoBiz, Inc.	2,774	46,603
Columbia Bancorp	1,500	47,850
Columbia Banking System, Inc.	5,409	126,949
Commercial Federal Corp.	11,224	293,059
Community Bank System, Inc.	7,064	156,326
Community Banks, Inc.	2,103	50,998
Community Trust Bancorp, Inc.	2,866	86,123
Corus Bankshares, Inc.	3,700	180,671
CVB Financial Corp.	11,250	193,500
Dime Community Bancshares	10,184	151,131
East West Bancorp, Inc.	14,454	464,262
Eurobancshares, Inc. (b)	3,314	46,595
F.N.B. Corp.	13,199	250,121
Farmers Capital Bank Corp.	620	20,305
Fidelity Bankshares, Inc.	5,771	133,079
Financial Institutions, Inc.	900	16,542
First Bancorp	1,564	31,687
First Bancorp	10,165	368,583
First Busey Corp.	1,950	37,050
First Charter Corp.	8,468	183,248
First Citizens BancShares, Inc., Class A	1,634	210,002
First Commonwealth Financial Corp.	16,466	216,693
First Community Bancorp	4,282	177,061
First Community Bankshares, Inc.	1,720	47,601
First Financial Bancorp	9,566	165,396
First Financial Bankshares, Inc.	2,972	121,555

2005 Semiannual Report 29

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
First Financial Corp.	3,694	$98,334
First Indiana Corp.	4,376	108,525
First Merchants Corp.	3,425	87,064
First Midwest Bancorp, Inc.	13,727	448,324
First Niagara Financial Group, Inc.	32,460	407,048
First Oak Brook Bank	700	19,943
First of Long Island Corp. (The)	400	15,296
First Place Financial Corp.	1,935	33,921
First Republic Bancorp, Inc.	5,593	175,005
First State Bancorp	5,246	91,805
FirstFed Financial Corp. (b)	5,371	271,934
Flagstar Bancorp, Inc.	9,235	175,834
Flushing Financial Corp.	3,550	58,078
FNB Corp.	800	20,136
Franklin Bank Corp. (b)	3,300	55,473
Frontier Financial Corp.	3,414	123,143
GB&T Bancshares, Inc.	3,325	67,182
German American Bancorp	929	12,430
Glacier Bancorp, Inc.	6,762	181,019
Great Southern Bancorp, Inc.	1,776	51,397
Greater Bay Bancorp	15,297	384,873
Hancock Holding Co.	6,682	199,257
Hanmi Financial Corp.	8,928	130,795
Harbor Florida Bancshares, Inc.	5,419	187,497
Harleysville National Corp.	6,861	136,808
Heartland Financial USA, Inc.	1,450	29,000
HomeBanc Corp.	10,747	93,929
Horizon Financial Corp.	2,100	37,548
Iberiabank Corp.	1,900	108,281
Independent Bank Corp.	4,410	121,010
Independent Bank Corp.	5,149	140,671
Integra Bank Corp.	4,198	85,639
Interchange Financial Services Corp.	2,500	43,950
ITLA Capital Corp. (b)	1,835	84,227
Kearny Financial Corp. (b)	8,500	88,315
KNBT Bancorp, Inc.	5,600	76,888
Lakeland Bancorp, Inc.	2,532	37,499
Lakeland Financial Corp.	600	21,180
Macatawa Bank Corp.	1,307	48,372
MAF Bancorp, Inc.	7,665	309,513
Main Street Banks, Inc.	5,490	130,058
MB Financial, Inc.	6,152	223,748
MBT Financial Corp.	2,038	37,805
Mercantile Bank Corp.	2,831	112,108
Mid-State Bancshares, Inc.	6,200	151,156
Midwest Banc Holding, Inc.	3,920	70,952
Nara Bancorp, Inc.	6,374	85,667
NASB Financial, Inc.	400	15,644
National Penn Bancshares, Inc.	7,700	172,634
NBC Capital Corp.	704	16,333
NBT Bancorp, Inc.	8,054	167,362
Northwest Bancorp, Inc.	3,700	76,109
Oak Hill Financial, Inc.	800	24,160
OceanFirst Financial Corp.	1,234	26,346
Ocwen Financial Corp. (b)	9,660	70,325
Old National Bancorp	18,295	349,252
Old Second Bancorp, Inc.	3,624	107,307
Omega Financial Corp.	2,533	71,659
Oriental Financial Group, Inc.	6,604	92,126
Pacific Capital Bancorp	13,481	388,657
Park National Corp.	3,711	372,956
Partners Trust Financial Group, Inc.	9,752	99,082
Peapack-Gladstone Financial Corp.	1,037	29,036
PennFed Financial Services, Inc.	2,240	30,038
PennRock Financial Services Corp.	2,104	69,853
Peoples Bancorp, Inc.	3,235	83,948
PFF Bancorp, Inc.	5,106	142,546
Placer Sierra Bancshares	3,000	69,660
PrivateBancorp, Inc.	5,402	168,813
Prosperity Bancshares, Inc.	6,840	174,762
Provident Bancorp, Inc.	9,275	98,222
Provident Bankshares Corp.	9,823	287,617
Provident Financial Holdings, Inc.	1,390	37,502
Provident Financial Services, Inc.	17,926	304,563
R&G Financial Corp., Class B	8,898	126,441
Renasant Corp.	1,617	47,297
Republic Bancorp, Inc.	20,385	258,482
Republic Bancorp, Inc., Class A	2,027	42,815
Riggs National Corp.	5,259	102,708
Royal Bancshares of Pennsylvania, Inc., Class A	812	18,359
S&T Bancorp, Inc.	6,501	219,734
S.Y. Bancorp, Inc.	1,500	32,400
Sandy Spring Bancorp, Inc.	4,056	125,979
Santander BanCorp	342	7,579
Seacoast Banking Corporation of Florida	2,825	52,150
Security Bank Corp.	1,800	69,858
Signature Bank (b)	2,868	70,639
Silicon Valley Bancshares (b)	10,290	487,745
Simmons First National Corp., Class A	2,513	59,608
Smithtown Bancorp, Inc.	1,500	36,540
Southern Community Financial Corp.	1,200	10,056
Southside Bancshares, Inc.	2,269	44,563
Southwest Bancorp, Inc.	3,700	69,782
Southwest of Texas Bancorp, Inc.	20,492	340,167
State Bancorp, Inc.	772	16,366
State Financial Services Corp.	1,400	51,156
Sterling Bancorp	3,230	74,322
Sterling Bancshares, Inc.	14,595	196,011
Sterling Financial Corp.	5,612	141,759
Sterling Financial Corp. (b)	6,347	207,483
Suffolk Bancorp	2,883	75,189
Sun Bancorp, Inc. (b)	2,826	56,549
Susquehanna Bancshares, Inc.	13,421	282,244
Taylor Capital Group, Inc.	1,800	56,160

30 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
Texas Capital Bancshares, Inc. (b)	7,120	$127,234
Texas Regional Bancshares, Inc.	12,191	339,763
Tierone Corp.	5,061	117,820
Tompkins Trustco, Inc.	2,148	83,256
TriCo Bancshares	2,724	51,947
TrustCo Bank Corp. NY	23,148	254,859
Trustmark Corp.	12,100	332,992
U.S.B Holding Co., Inc.	2,422	48,924
UMB Financial Corp.	4,565	247,103
Umpqua Holdings Corp.	12,028	267,262
Union Bankshares Corp.	2,530	87,918
United Bankshares, Inc.	11,200	342,944
United Community Banks, Inc.	6,286	142,629
United Community Financial Corp.	5,811	59,970
Univest Corporation of Pennsylvania	1,100	38,522
Unizan Financial Corp.	5,615	142,733
Virginia Commerce Bancorp, Inc. (b)	2,125	56,971
Virginia Financial Group, Inc.	1,100	35,750
Washington Trust Bancorp	3,440	83,626
WesBanco, Inc.	6,400	171,968
West America Bancorp, Inc.	9,197	459,298
West Bancorp, Inc.	5,250	87,938
West Coast Bancorp	4,800	98,160
Western Sierra Bancorp (b)	1,645	52,048
Westfield Financial, Inc.	100	2,390
Wilshire Bancorp, Inc.	5,996	82,025
Wintrust Financial Corp.	6,592	302,639
Yardville National Bancorp	2,868	92,751

		25,330,875

Beverages/Alcoholic (0.0%)
Boston Beer Co., Inc., Class A (b)	2,480	49,600

Biotechnology (0.8%)
Abgenix, Inc. (b)	22,343	155,731
Accelrys, Inc. (b)	9,806	50,697
Advancis Pharmaceutical Corp. (b)	400	1,724
Aksys Ltd. (b)	3,500	8,995
Axonyx, Inc. (b)	14,500	16,675
Cambrex Corp.	7,324	139,156
CancerVax Corp. (b)	2,000	5,480
Ciphergen Biosystems, Inc. (b)	5,300	7,950
CuraGen Corp. (b)	9,900	30,690
Curis, Inc. (b)	7,000	23,590
Cypress Bioscience, Inc. (b)	7,500	77,250
Digene Corp. (b)	3,601	68,599
Diversa Corp. (b)	5,433	28,523
Dyax Corp. (b)	7,200	28,656
Enzo Biochem, Inc. (b)	5,629	76,667
Exelixis, Inc. (b)	15,700	107,545
Genelabs Technologies, Inc. (b)	47,300	19,866
Genta, Inc. (b)	19,610	20,198
GTx, Inc. (b)	200	1,790
Human Genome Sciences, Inc. (b)	37,040	382,994
Idenix Pharmaceuticals, Inc. (b)	335	6,335
Integra LifeSciences Holdings (b)	6,480	229,586
Kosan Biosciences, Inc. (b)	7,460	40,060
Lexicon Genetics, Inc. (b)	13,206	57,842
Luminex Corp. (b)	4,300	33,970
Maxygen, Inc. (b)	4,609	34,614
Medarex, Inc. (b)	28,547	202,113
Myogen, Inc. (b)	4,281	27,827
Myriad Genetics, Inc. (b)	7,969	128,779
Nabi Biopharmaceuticals (b)	17,951	195,666
Neose Technologies, Inc. (b)	1,820	4,768
Nuvasive, Inc. (b)	2,500	36,550
Palomar Medical Technologies, Inc. (b)	3,560	79,744
SciClone Pharmaceuticals, Inc. (b)	12,100	26,983
SonoSite, Inc. (b)	4,000	116,420
Third Wave Technologies (b)	8,457	36,111
Zymogenetics, Inc. (b)	3,554	54,945

		2,565,089

Broadcast Media/Cable Television (0.7%)
4Kids Entertainment, Inc. (b)	2,701	54,452
Charter Communications, Inc., Class A (b)	86,780	100,665
Crown Media Holdings, Inc. (b)	3,958	34,633
Cumulus Media, Inc. (b)	13,534	175,671
Emmis Communications Corp. (b)	15,047	232,175
Entravision Communications Corp. (b)	8,873	69,831
Fisher Companies, Inc. (b)	1,100	52,844
Insight Communications Co., Inc. (b)	13,709	153,678
Journal Communications, Inc.	5,100	78,540
Liberty Corp.	4,125	149,573
Lin TV Corp., Class A (b)	6,900	107,571
Macrovision Corp. (b)	12,852	262,823
Martha Stewart Living Omnimedia, Inc. (b)	3,888	78,654
Mediacom Communications Corp. (b)	14,441	79,859
Nexstar Broadcasting Group, Inc., Class A (b)	3,300	19,239
Paxson Communications Corp. (b)	29,300	22,561
Readers Digest Association, Inc. (The)	28,805	489,684
Salem Communications Corp., Class A (b)	2,300	44,206
Sinclair Broadcast Group, Inc., Class A	13,435	102,912
TiVo, Inc. (b)	14,839	83,544
ValueVision International, Inc., Class A (b)	5,558	55,024
Young Broadcasting, Inc., Class A (b)	5,487	41,262

		2,489,401

2005 Semiannual Report 31

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Business Services (2.1%)
Aaron Rents, Inc.	8,446	$185,474
ABM Industries, Inc.	9,878	179,483
Administaff, Inc.	5,674	77,564
Advisory Board Co. (The) (b)	5,500	223,850
ADVO, Inc.	8,292	238,893
AMN Healthcare Services, Inc. (b)	3,166	46,762
CACI International, Inc., Class A (b)	7,953	494,040
Catalina Marketing Corp.	12,883	299,530
CDI Corp.	4,321	95,537
Century Business Services, Inc. (b)	15,243	54,265
Charles River Associates, Inc. (b)	3,331	174,544
Chemed Corp.	3,350	237,314
Ciber, Inc. (b)	13,354	103,894
Circle Group Holdings, Inc. (b)	1,900	1,102
Circor International, Inc.	2,585	61,549
Consolidated Graphics, Inc. (b)	2,434	111,721
CoStar Group, Inc. (b)	5,100	201,705
DiamondCluster International, Inc. (b)	4,600	57,270
FTD Group, Inc. (b)	4,000	42,800
Gartner Group, Inc. (b)	16,026	135,259
Gartner Group, Inc., Class B (b)	1,200	10,080
Gevity HR, Inc.	7,553	121,226
GSI Commerce, Inc. (b)	3,303	47,894
Heidrick & Struggles International, Inc. (b)	5,355	138,480
Hudson Highland Group, Inc. (b)	5,950	82,051
Huron Consulting Group, Inc. (b)	200	4,208
Hypercom Corp. (b)	13,030	64,629
Infocrossing, Inc. (b)	5,600	92,120
Insurance Auto Auctions, Inc. (b)	3,202	90,296
Interchange Corp. (b)	3,600	20,448
iPayment Holdings, Inc. (b)	2,900	105,531
Kelly Services, Inc., Class A	4,540	119,220
Korn/ Ferry International (b)	8,434	121,450
LECG Corp. (b)	3,600	74,628
Marchex, Inc., Class B (b)	600	10,128
Marlin Business Services, Inc. (b)	1,500	29,535
MAXIMUS, Inc.	4,002	122,861
Medical Staffing Network Holdings, Inc. (b)	2,900	16,182
Metris Companies, Inc. (b)	8,000	96,960
MicroStrategy, Inc. (b)	3,641	158,493
Modis Professional Services, Inc. (b)	26,601	212,542
Navigant Consulting Co. (b)	12,109	284,198
NCO Group, Inc. (b)	6,538	121,803
NetRatings, Inc. (b)	2,546	36,993
Paxar Corp. (b)	9,116	163,359
PDI, Inc. (b)	2,300	42,297
Portfolio Recovery Associates, Inc. (b)	3,932	141,355
Prepaid Depot, Inc.	2,750	98,203
Resources Connection, Inc. (b)	13,680	261,425
RSA Security, Inc. (b)	21,438	230,244
Source Interlink Cos., Inc. (b)	7,184	75,216
SOURCECORP, Inc. (b)	5,724	102,173
Spherion Corp. (b)	17,167	96,307
SRA International, Inc., Class A (b)	2,900	189,515
StarTek, Inc.	4,062	59,102
TeleTech Holdings, Inc. (b)	9,811	103,016
Watson Wyatt & Co. Holdings	8,105	213,972

		6,980,696

Capital Goods (1.1%)
American Greetings Corp., Class A	17,130	387,995
C&D Technologies, Inc.	6,511	45,772
Kennametal, Inc.	10,665	483,126
Lawson Products, Inc.	1,300	50,089
Libbey, Inc.	4,404	77,202
Lindsay Manufacturing Co.	4,168	77,775
Manitowoc Co., Inc.	7,574	302,960
Nu Skin Enterprises, Inc.	15,698	345,356
Regal-Beloit Corp.	7,136	188,747
Robbins & Myers, Inc.	2,523	55,001
Technitrol, Inc.	9,726	126,243
Tecumseh Products Co.	4,601	159,839
Texas Industries, Inc.	5,823	268,906
Trinity Industries, Inc.	11,140	260,119
Vicor Corp.	3,988	47,058
Yankee Candle Co., Inc. (b)	11,778	327,311
York International Corp.	11,242	439,899

		3,643,398

Chemicals (2.0%)
A. Schulman, Inc.	9,848	164,462
Aceto Corp.	7,977	53,845
Albemarle Corp.	8,722	319,312
American Vanguard Corp.	2,700	47,655
Arch Chemicals, Inc.	5,030	129,673
Cabot Microelectronics Corp. (b)	6,172	177,692
Crompton Corp.	30,517	428,764
Cytec Industries, Inc.	10,978	506,304
Ferro Corp.	13,242	239,945
FMC Corp. (b)	9,914	485,786
Georgia Gulf Corp.	7,781	287,197
Great Lakes Chemical Corp.	13,663	424,100
H.B. Fuller Co.	9,065	274,851
Hercules, Inc. (b)	32,198	425,980
MacDermid, Inc.	6,555	198,944
Minerals Technologies, Inc.	6,035	394,206
Mosaic Co. (The) (b)	31,630	406,446
NewMarket Corp. (b)	2,500	37,125
NL Industries, Inc. (b)	2,128	34,218
Octel Corp.	4,672	80,358
Olin Corp.	18,763	332,856
OM Group, Inc. (b)	7,500	164,550
PolyOne Corp. (b)	24,088	185,959

32 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Chemicals (continued)
Schawk, Inc., Class A	1,100	$23,155
Spartech Corp.	7,928	154,358
Symyx Technologies, Inc. (b)	7,559	184,213
Terra Industries, Inc. (b)	11,500	79,350
Valhi, Inc.	3,842	69,194
W.R. Grace & Co. (b)	18,000	168,840
Wellman, Inc.	10,458	112,528
Westlake Chemical Corp.	1,850	48,563

		6,640,429

Circuit Boards (0.2%)
DDi Corp. (b)	9,400	25,850
Merix Corp. (b)	6,900	54,234
Micrel, Inc. (b)	18,258	171,625
Park Electrochemical Corp.	5,063	112,145
RF Micro Devices, Inc. (b)	49,996	195,985

		559,839

Coal (0.2%)
Alpha Natural Resources, Inc. (b)	9,100	210,665
Foundation Coal Holdings, Inc.	7,300	170,455
KFX, Inc. (b)	11,770	128,293

		509,413

Communications Equipment (0.3%)
Anixter International, Inc. (b)	8,105	299,237
Audiovox Corp. (b)	4,688	64,038
Enterasys Networks, Inc. (b)	55,177	39,727
Gray Television, Inc.	9,433	124,044
Harmonic, Inc. (b)	18,884	104,051
Inter-Tel, Inc.	6,751	128,539
LodgeNet Entertainment Corp. (b)	4,989	81,221
Standard Microsystems Corp. (b)	6,361	90,008
Stratex Networks, Inc. (b)	24,760	32,188
Terayon Communications Systems, Inc. (b)	17,624	51,286

		1,014,339

Computer Equipment (0.3%)
Analogic Corp.	3,949	164,713
Gateway, Inc. (b)	57,761	196,965
Hutchinson Technology, Inc. (b)	7,091	262,650
InFocus Corp. (b)	11,402	41,047
Iomega Corp. (b)	13,505	39,435
Komag, Inc. (b)	7,011	164,899
McData Corp. (b)	30,580	94,186
Network Equipment Technologies, Inc. (b)	8,071	41,566
Overland Storage, Inc. (b)	4,184	44,350
Paradyne Network, Inc. (b)	5,600	10,080

		1,059,891

Computer Integrated Systems Design (0.7%)
Adaptec, Inc. (b)	29,930	109,544
Brady Corp., Class A	8,844	262,225
Digital River, Inc. (b)	8,498	226,047
Eclipsys Corp. (b)	9,537	128,845
eSPEED, Inc., Class A (b)	8,711	75,263
F5 Networks, Inc. (b)	9,541	408,449
FileNET Corp. (b)	10,617	281,350
Keynote Systems, Inc. (b)	2,583	28,284
MTS Systems Corp.	5,456	158,006
Netscout Systems, Inc. (b)	3,300	12,161
RadiSys Corp. (b)	5,720	80,080
SafeNet, Inc. (b)	6,150	171,893
Sapient Corp. (b)	20,662	147,733
Tekelec (b)	14,935	203,265
WebEx Communications, Inc. (b)	7,929	173,011

		2,466,156

Computer Software & Services (3.2%)
ActivCard Corp. (b)	12,168	63,639
Actuate Corp. (b)	7,100	13,490
Advanced Digital Information Corp. (b)	17,340	119,819
Advent Software, Inc. (b)	6,493	115,835
Agile Software Corp. (b)	16,396	107,722
Agilysys, Inc.	8,385	110,850
Altiris, Inc. (b)	6,599	107,498
Answerthink, Inc. (b)	12,929	43,571
Ansys, Inc. (b)	8,436	256,792
Anteon International Corp. (b)	6,478	270,780
Ascential Software Corp. (b)	15,880	293,304
Aspen Technologies, Inc. (b)	11,839	53,276
Authentidate Holding Corp. (b)	4,700	19,082
Blabkbaud, Inc.	469	6,120
Borland Software Corp. (b)	21,146	122,858
Captaris, Inc. (b)	11,600	42,456
Catapult Communications Corp. (b)	2,228	32,930
CCC Information Services Group, Inc. (b)	2,090	48,760
Chordiant Software, Inc. (b)	18,600	32,736
Computer Programs & Systems, Inc.	2,400	75,816
Concord Communications, Inc. (b)	5,002	82,283
Corillian Corp. (b)	15,300	46,971
Covansys Corp. (b)	4,202	42,398
Cray, Inc. (b)	22,451	48,045
Cybersource Corp. (b)	7,500	45,675
Dendrite International, Inc. (b)	9,905	152,735
Digital Insight Corp. (b)	11,031	221,392
Digitas, Inc. (b)	18,436	183,807
E.piphany, Inc. (b)	19,954	61,259
Echelon Corp. (b)	7,387	46,464
Electronics For Imaging, Inc. (b)	14,023	230,258
Epicor Software Corp. (b)	11,389	125,393
EPIQ Systems, Inc. (b)	5,417	82,176
Eresearch Technology, Inc. (b)	12,189	138,467

2005 Semiannual Report 33

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Computer Software & Services (continued)
Extreme Networks, Inc. (b)	28,362	$126,211
FactSet Research Systems, Inc.	7,850	217,916
FalconStor Software, Inc. (b)	8,199	46,488
Hyperion Solutions Corp. (b)	11,018	448,101
iGATE Corp. (b)	2,300	8,855
Informatica Corp. (b)	22,553	174,335
Intervideo, Inc. (b)	2,300	22,287
JDA Software Group, Inc. (b)	8,429	86,313
Keane, Inc. (b)	13,232	157,461
Kintera, Inc. (b)	2,100	9,387
LaserCard Corp. (b)	3,327	17,733
Lawson Software, Inc. (b)	16,240	85,747
Lexar Media, Inc. (b)	21,916	99,279
Magma Design Automation, Inc. (b)	7,398	45,424
ManTech International Corp., Class A (b)	4,896	117,749
Manugistics Group, Inc. (b)	15,100	24,764
MapInfo Corp. (b)	5,100	57,783
Maxwell Technologies, Inc. (b)	1,400	10,822
Mentor Graphics Corp. (b)	17,400	155,556
Mercury Computer Systems, Inc. (b)	5,953	156,742
Micromuse, Inc. (b)	20,500	105,985
MRO Software, Inc. (b)	4,000	51,160
NETGEAR, Inc. (b)	6,980	112,587
NetiQ Corp. (b)	14,957	160,339
Open Solutions, Inc. (b)	4,500	84,150
Opnet Technologies, Inc. (b)	2,800	21,812
Packeteer, Inc. (b)	8,629	100,787
PalmOne, Inc. (b)	12,665	271,411
PalmSource, Inc. (b)	5,561	49,437
Parametric Technology Corp. (b)	72,028	383,189
PDF Solutions, Inc. (b)	2,600	34,398
PEC Solutions, Inc. (b)	4,322	66,256
Pinnacle Systems, Inc. (b)	17,795	88,619
PlxTech, Inc. (b)	5,500	49,445
Portal Software, Inc. (b)	11,260	26,461
QAD, Inc.	2,300	18,837
Quantum Corp. (b)	40,202	96,485
Quest Software, Inc. (b)	13,047	154,737
RealNetworks, Inc. (b)	25,638	157,930
Renaissance Learning, Inc.	1,065	17,754
Safeguard Scientifics, Inc. (b)	31,423	40,850
SBS Technologies, Inc. (b)	4,456	41,931
Scansoft, Inc. (b)	21,142	84,991
SeaChange International, Inc. (b)	8,475	87,335
SeeBeyond Technology Corp. (b)	11,300	30,284
Serena Software, Inc. (b)	8,163	155,342
SI International, Inc. (b)	1,828	41,203
Silicon Graphics, Inc. (b)	68,567	53,482
SimpleTech, Inc. (b)	7,000	26,110
SonicWall, Inc. (b)	15,026	77,234
SPSS, Inc. (b)	2,173	34,964
SS&C Technologies, Inc.	4,010	101,894
Stratasys, Inc. (b)	2,500	67,625
Sykes Enterprises, Inc. (b)	6,507	45,549
Synaptics, Inc. (b)	7,057	127,943
SYNNEX Corp. (b)	500	7,545
Syntel, Inc.	540	8,662
Sypris Solutions, Inc.	1,300	13,611
Take-Two Interactive Software, Inc. (b)	18,826	442,976
TALX Corp.	5,450	134,724
THQ, Inc. (b)	10,261	258,782
Tier Technologies, Inc., Class B (b)	7,362	54,332
Tradestation Group, Inc. (b)	4,200	27,090
TransAct Technologies, Inc. (b)	2,635	22,951
Transaction Systems Architects, Inc. (b)	10,506	217,789
Trident Microsystems, Inc. (b)	5,609	95,521
Tumbleweed Communications Corp. (b)	16,100	34,454
Tyler Technologies, Inc. (b)	8,600	49,708
Ulticom, Inc. (b)	3,440	30,719
Ultimate Software Group, Inc. (The) (b)	4,500	69,750
Verint Systems, Inc. (b)	2,200	70,004
Verity, Inc. (b)	10,898	89,364
Verso Technologies, Inc. (b)	49,677	12,419
Viisage Technology, Inc. (b)	7,400	22,274
webMethods, Inc. (b)	12,680	59,216
Wind River Systems, Inc. (b)	18,611	241,571
Witness Systems, Inc. (b)	6,000	105,660
Xybernaut Corp. (b)	27,500	4,675
Zoran Corp. (b)	11,749	124,304

		10,780,227

Construction & Building Materials (1.2%)
AMCOL International Corp.	4,850	92,684
Brookfield Homes Corp.	3,800	163,134
Ceradyne, Inc. (b)	7,380	146,567
Comfort Systems USA, Inc. (b)	6,500	46,410
Comstock Homebuilding Cos., Inc., Class A (b)	2,100	49,749
Dot Hill Systems Corp. (b)	11,800	55,696
Drew Industries, Inc. (b)	2,369	89,738
ElkCorp	5,844	160,710
Genlyte Group, Inc. (The) (b)	3,334	264,520
Granite Construction, Inc.	8,105	183,011
Infrasource Services, Inc. (b)	400	4,020
Integrated Electrical Services, Inc. (b)	5,739	8,609
JLG Industries, Inc.	13,595	277,066
Kronos Worldwide, Inc.	1,152	38,995
Layne Christensen Co. (b)	3,320	51,460
LSI Industries, Inc.	4,175	50,392
Meritage Corp. (b)	5,468	346,069
NCI Building Systems, Inc. (b)	6,624	214,750
Omnova Solutions, Inc. (b)	6,400	25,920
Orleans Homebuilders, Inc.	600	10,404
Shaw Group Inc. (The) (b)	16,071	290,403
Simpson Manufacturing Co., Inc.	8,868	239,436

34 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Construction & Building Materials (continued)
Technical Olympic USA, Inc.	2,125	$44,731
Trex Co., Inc. (b)	2,800	112,504
U.S. Concrete, Inc. (b)	6,103	36,740
Universal Display Corp. (b)	4,100	33,948
USF Corp.	7,443	317,295
Walter Industries, Inc.	7,217	247,543
Washington Group International, Inc. (b)	7,540	312,382

		3,914,886

Consumer Durables (1.1%)
1-800 CONTACTS, Inc. (b)	600	11,250
Blyth, Inc.	7,600	208,316
Central Garden & Pet Co. (b)	5,300	220,427
Chattem, Inc. (b)	5,086	209,238
Coca-Cola Bottling Co.	800	38,176
Crown Holdings, Inc. (b)	44,098	663,675
Elizabeth Arden, Inc. (b)	6,107	133,743
Greif Bros Corp., Class A	4,000	277,480
Lifetime Hoan Corp.	3,038	51,221
Nature’s Sunshine Products, Inc.	3,930	58,911
Playtex Products, Inc. (b)	12,700	128,905
Prestige Brands Holdings, Inc. (b)	8,600	154,800
Rayovac Corp. (b)	12,697	462,679
Revlon Co., Inc. (b)	31,104	91,446
Russ Berrie & Co., Inc.	4,257	55,043
Silgan Holdings, Inc.	2,868	175,464
Toro Co.	11,814	488,154
Tupperware Corp.	13,353	281,748
Ultralife Batteries, Inc. (b)	4,696	73,680
Water Pik Technologies, Inc. (b)	900	16,938

		3,801,294

Data Processing & Reproduction (0.2%)
Carreker-Antinori, Inc. (b)	2,900	13,108
CSG Systems International, Inc. (b)	13,987	240,437
eFunds Corp. (b)	12,593	275,283
Embarcadero Technologies, Inc. (b)	5,260	25,511
HomeStore, Inc. (b)	28,939	56,720
infoUSA, Inc.	6,000	65,880
Intrado, Inc. (b)	5,358	67,564
Pegasystems, Inc. (b)	800	4,184

		748,687

Distribution (0.8%)
Actuant Corp. (b)	6,900	293,871
Aviall, Inc. (b)	5,654	165,380
Brightpoint, Inc. (b)	4,900	103,488
Central European Distribution Corp. (b)	3,830	142,170
Handleman Co.	6,032	104,655
Interline Brands, Inc. (b)	3,900	64,740
Keystone Automotive Industries, Inc. (b)	4,855	97,246
Navarre Corp. (b)	8,200	65,600
Owens & Minor, Inc.	10,292	298,571
Provide Commerce (b)	500	8,825
ScanSource, Inc. (b)	3,460	160,025
SCP Pool Corp.	14,655	477,459
United Stationers, Inc. (b)	9,171	386,833
Watsco, Inc.	5,173	224,456

		2,593,319

Drugs (0.9%)
ABIOMED, Inc. (b)	4,311	43,757
Adolor Corp. (b)	11,962	106,342
Alkermes, Inc. (b)	26,417	297,191
Alpharma, Inc.	9,848	92,965
ARIAD, Inc. (b)	13,714	84,204
AVANT Immunotherapeutics, Inc. (b)	17,300	21,106
Bentley Pharmaceuticals, Inc. (b)	2,149	14,613
Bio-Rad Laboratories, Inc., Class A (b)	4,200	203,028
BioCryst Pharmaceuticals, Inc. (b)	5,200	20,748
Caraco Pharmaceutical Laboratories Ltd. (b)	700	5,817
Cell Therapeutics, Inc. (b)	20,942	80,627
Connetics Corp. (b)	8,334	181,098
Corgentech, Inc. (b)	400	880
CV Therapeutics, Inc. (b)	9,714	192,531
Decode Genetics, Inc. (b)	13,674	73,840
DUSA Pharmaceuticals, Inc. (b)	2,400	25,068
Guilford Pharmaceuticals, Inc. (b)	20,409	47,349
Immunomedics, Inc. (b)	11,910	25,726
Incyte Genomics, Inc. (b)	21,529	140,800
InterMune, Inc. (b)	9,183	99,176
K-V Pharmaceutical Co., Class A (b)	8,923	208,798
Ligand Pharmaceuticals, Inc. (b)	23,555	124,370
Marshall Edwards, Inc. (b)	200	1,466
Nanogen, Inc. (b)	8,900	23,674
NPS Pharmaceuticals, Inc. (b)	9,987	121,342
Par Pharmaceutical Cos, Inc. (b)	9,395	282,132
Priority Healthcare Corp., Class B (b)	8,953	203,949
Quidel Corp. (b)	10,302	44,505
Rigel Pharmaceuticals, Inc. (b)	3,994	68,497
Seattle Genetics, Inc. (b)	7,608	30,432
SFBC International, Inc. (b)	3,400	106,080
Tanox, Inc. (b)	6,955	66,907
Zila, Inc. (b)	11,600	35,844

		3,074,862

Educational Services (0.4%)
Ambassadors Groups, Inc.	3,400	113,662
Blackboard, Inc. (b)	1,100	19,954
Bright Horizons Family Solutions, Inc. (b)	7,256	245,906
Educate, Inc. (b)	2,500	30,000
Leapfrog Enterprises, Inc. (b)	8,200	82,082

2005 Semiannual Report 35

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Educational Services (continued)
Learning Tree International, Inc. (b)	3,941	$50,287
PLATO Learning, Inc. (b)	8,800	64,504
Princeton Review, Inc. (b)	7,849	43,483
Strayer Education, Inc.	4,274	458,515
Universal Technical Institute, Inc. (b)	3,168	110,595

		1,218,988

Electrical Equipment (0.7%)
ADE Corp. (b)	3,500	74,830
Artesyn Technologies, Inc. (b)	9,919	69,929
Avista Corp.	12,916	216,860
Bel Fuse, Inc., Class B	2,335	62,695
California Micro Devices Corp. (b)	6,100	25,681
Capstone Turbine Corp. (b)	11,600	13,108
Cherokee International Corp. (b)	2,300	13,340
Cleco Corp.	12,432	253,861
DSP Group, Inc. (b)	9,068	218,539
El Paso Electric Co. (b)	13,431	262,038
EMCOR Group, Inc. (b)	4,000	178,720
Encore Wire Corp. (b)	4,931	44,872
Energy Conversion Devices, Inc. (b)	6,380	143,805
II-VI Corp. (b)	6,484	92,138
Intergrated Silicon Solution, Inc. (b)	12,447	80,408
Measurement Specialties, Inc. (b)	1,701	37,728
Plug Power, Inc. (b)	14,289	79,304
Power-One, Inc. (b)	21,800	91,124
RAE Systems, Inc. (b)	6,039	16,909
SpatiaLight, Inc. (b)	8,000	36,160
Stoneridge, Inc. (b)	2,019	20,150
Tripath Imaging, Inc. (b)	7,957	51,084
Triumph Group, Inc. (b)	4,690	146,000

		2,229,283

Electronics (1.1%)
Aeroflex, Inc. (b)	17,414	138,093
Ansoft Corp. (b)	2,500	58,000
BEI Technologies, Inc.	3,068	70,564
Belden CDT, Inc.	12,552	230,204
Coherent, Inc. (b)	7,914	253,881
Cyberoptics Corp. (b)	2,000	24,780
Daktronics, Inc. (b)	3,601	73,316
EDO Corp.	4,079	121,677
Electro Scientific Industries, Inc. (b)	7,954	131,480
Engineered Support Systems, Inc.	9,997	353,094
FARO Technologies, Inc. (b)	3,800	102,030
Graftech International Ltd. (b)	25,916	98,740
Itron, Inc. (b)	6,244	225,221
Keithley Instruments, Inc.	2,779	38,600
LeCroy Corp. (b)	3,175	41,783
MagneTek, Inc. (b)	6,500	23,530
Methode Electronics, Inc.	9,300	104,811
Mobility Electronics, Inc. (b)	9,100	70,616
Multi-Fineline Electronix, Inc. (b)	2,400	46,800
Planar Systems, Inc. (b)	5,171	39,868
Rogers Corp. (b)	4,223	145,862
Thomas & Betts Corp. (b)	15,251	474,611
Trimble Navigation Ltd. (b)	14,625	503,392
Tripath Technology, Inc. (b)	4,000	3,160
TTM Technologies, Inc. (b)	9,571	86,235
Watts Industries, Inc., Class A	6,330	197,813
Woodhead Industries, Inc.	2,700	31,347
Zygo Corp. (b)	3,700	34,706

		3,724,214

Entertainment (0.6%)
Carmike Cinemas, Inc.	2,435	85,225
Dover Downs Entertainment, Inc.	2,406	28,944
Dover Motorsports, Inc.	3,712	16,964
Gaylord Entertainment Co. (b)	7,476	299,040
Magna Entertainment Corp., Class A (b)	13,561	71,060
Midway Games, Inc. (b)	12,137	111,539
Multimedia Games, Inc. (b)	8,278	65,479
Penn National Gaming, Inc. (b)	18,224	574,056
Pinnacle Entertainment, Inc. (b)	10,466	158,665
Reading International, Inc. (b)	900	5,580
Shuffle Master, Inc. (b)	10,260	258,449
Six Flags, Inc. (b)	19,600	76,440
Steinway Musical Instruments, Inc. (b)	1,900	57,399
World Wrestling Federation Entertainment, Inc.	3,099	33,128

		1,841,968

Fiber Optics (0.1%)
Avanex Corp. (b)	18,222	19,680
C-Cor.net Corp. (b)	12,200	80,642
MRV Communications, Inc. (b)	29,395	56,144
Newport Corp. (b)	10,145	139,494
Sycamore Networks, Inc. (b)	42,318	142,188

		438,148

Financial (2.3%)
Accredited Home Lenders Holding Co. (b)	4,702	186,810
ACE Cash Express, Inc. (b)	3,500	77,000
Advanta Corp., Class B	5,660	138,953
Affiliated Managers Group, Inc. (b)	6,723	420,389
Anchor BanCorp Wisconsin, Inc.	6,717	177,463
Anworth Mtg Asset Corp.	11,500	107,295
Apollo Investment Corp.	16,801	266,464
Archipelago Holdings, Inc. (b)	1,700	55,165
Ares Capital Corp.	4,900	81,242
Asset Acceptance Capital Corp. (b)	500	10,225
ASTA Funding, Inc.	1,300	27,170
Beverly Hills Bancorp, Inc.	1,100	11,484

36 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Financial (continued)
BISYS Group, Inc. (The) (b)	30,979	$437,423
BKF Capital Group	800	26,768
Capital Southwest Corp.	300	22,679
Central Pacific Financial Corp.	8,975	292,585
Charter Municipal Mortgage Acceptance Co.	13,321	278,409
Cohen & Steers Inc.	1,050	17,798
Collegiate Funding Services (b)	1,300	20,137
Commercial Capital Bancorp, Inc.	10,144	160,174
CompuCredit Corp. (b)	4,731	125,324
Credit Acceptance Corp. (b)	1,600	30,000
Downey Financial Corp.	4,681	303,001
Encore Capital Group, Inc. (b)	2,002	31,331
Euronet Worldwide, Inc. (b)	7,738	228,735
Federal Agricultural Mortgage Corp.	1,100	19,096
Financial Federal Corp.	4,702	165,981
First Cash Financial Services, Inc. (b)	4,100	80,114
First Financial Holdings, Inc.	3,300	87,846
Gabelli Asset Management, Inc.	1,568	62,595
GATX Corp.	13,478	441,000
GFI Group, Inc. (b)	1,800	42,030
Gladstone Capital Corp.	3,928	86,416
Gold Banc Corp., Inc.	13,346	184,575
Greenhill & Co., Inc.	1,900	59,850
Harris & Harris Group, Inc. (b)	4,100	42,968
Interactive Data Corp. (b)	8,135	163,107
Intersections, Inc. (b)	2,900	25,027
Investment Technology Group, Inc. (b)	11,597	220,459
Irwin Financial Corp.	5,585	112,091
Jackson Hewitt Tax Service, Inc.	10,370	191,015
Knight Trading Group, Inc. (b)	30,720	258,970
Labranche & Co., Inc. (b)	11,406	75,850
Ladenburg Thalmann Financial (b)	1,613	919
MainSource Financial Group, Inc.	1,280	24,986
MCG Capital Corp.	11,188	172,631
National Financial Partners Corp.	9,201	351,846
Nelnet, Inc., Class A (b)	1,300	41,405
NGP Capital Resources Co.	5,100	76,398
Novastar Financial, Inc.	6,887	245,866
optionsXpress Holdings, Inc. (b)	6,300	82,152
Piper Jaffray Companies, Inc. (b)	5,134	141,955
PRG-Schultz International, Inc. (b)	16,225	77,393
Resource America, Inc., Class A	3,405	111,854
Rewards Network, Inc. (b)	4,110	20,345
Royal Gold, Inc.	5,900	111,156
Sanders Morris Harris Group Inc.	3,353	62,031
SCBT Financial Corp.	1,097	31,736
Stifel Financial Corp. (b)	533	10,815
SWS Group, Inc.	4,050	59,130
TNS, Inc. (b)	2,200	40,832
United Panam Financial Corp. (b)	1,100	24,332
Value Line, Inc.	100	3,940
World Acceptance Corp. (b)	4,934	125,570
WSFS Financial Corp.	2,209	112,946

		7,783,252

Food & Related (1.2%)
American Italian Pasta Co.	3,860	91,328
Anchor Glass Container Corp.	4,300	7,998
Aurora Foods, Inc. (c) (d) (b)	100	0
Cal-Maine Foods, Inc.	5,007	34,398
Chiquita Brands International, Inc.	11,155	279,433
Corn Products International, Inc.	20,566	452,863
Darling International, Inc. (b)	12,700	49,276
Farmer Brothers Co.	1,100	24,090
Flowers Foods, Inc.	9,379	270,490
Gold Kist, Inc. (b)	1,700	27,081
Great Atlantic & Pacific Tea Co., Inc. (b)	6,752	105,871
Hain Celestial Group, Inc. (b)	7,593	134,776
Hansen Natural Corp. (b)	1,980	112,226
J & J Snack Foods Corp.	1,692	82,823
Jarden Corp. (b)	7,577	338,465
John B. Sanfilippo & Son, Inc. (b)	2,104	47,256
Krispy Kreme Doughnuts, Inc. (b)	16,563	98,053
Lance, Inc.	7,816	128,808
MGP Ingredients, Inc.	3,640	31,959
National Beverage Corp. (b)	1,910	13,561
NuCo2, Inc. (b)	3,200	78,560
Nutraceutical International Corp. (b)	2,539	31,738
Peet’s Coffee & Tea, Inc. (b)	2,682	67,855
Performance Food Group Co. (b)	13,296	357,529
Ralcorp Holding, Inc.	8,023	317,871
Red Robin Gourmet Burgers (b)	3,324	161,081
Ryan’s Restaurant Group, Inc. (b)	11,029	139,848
Sanderson Farms, Inc.	3,059	110,858
Seaboard Corp.	100	85,500
Sensient Technologies Corp.	12,254	245,203
Tejon Ranch Co. (b)	1,383	61,336

		3,988,134

Furniture (0.4%)
American Woodmark Corp.	2,400	76,416
Bassett Furniture Industries, Inc.	2,747	53,951
Bombay Co., Inc. (b)	9,300	36,735
Ethan Allen Interiors, Inc.	9,000	271,170
Furniture Brands International, Inc.	13,200	255,816
Hooker Furniture Corp.	2,075	34,653
Kimball International, Inc., Class B	5,648	64,331
La-Z-Boy, Inc.	14,400	170,496
Select Comfort Corp. (b)	9,286	205,406
Stanley Furniture Co., Inc.	1,892	79,180
Tempur-Pedic International, Inc. (b)	3,269	62,405

		1,310,559

2005 Semiannual Report 37

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Gambling - Non-Hotel Casinos (0.3%)
Argosy Gaming Co. (b)	7,047	$323,739
Churchill Downs, Inc.	1,200	45,480
Empire Resorts, Inc. (b)	2,500	9,750
Isle of Capris Casinos, Inc. (b)	4,651	112,368
Scientific Games Corp. (b)	21,685	465,577

		956,914

Gas - Distribution (1.4%)
Atmos Energy Corp.	21,272	559,454
Cascade Natural Gas Corp.	3,239	60,666
Energen Co.	10,371	642,483
New Jersey Resources Corp.	8,243	357,416
Nicor, Inc.	12,762	471,811
Northwest Natural Gas Co.	7,276	258,298
Peoples Energy Corp.	10,975	434,610
Piedmont Natural Gas Co., Inc.	20,445	469,213
South Jersey Industries, Inc.	3,702	201,204
Southwest Gas Corp.	8,606	210,589
Southwestern Energy Co. (b)	9,884	580,685
WGL Holdings, Inc.	14,215	430,857

		4,677,286

Healthcare (2.5%)
Amedisys, Inc. (b)	4,281	128,473
America Service Group, Inc. (b)	3,774	85,745
American Healthways, Inc. (b)	8,536	318,820
American Medical Systems Holdings, Inc. (b)	14,936	260,783
AMERIGROUP Corp. (b)	12,714	446,516
AmSurg Corp. (b)	8,593	222,473
Apria Healthcare Group, Inc. (b)	13,200	397,320
Beverly Enterprises, Inc. (b)	29,484	345,552
Centene Corp. (b)	11,134	310,082
CorVel Corp. (b)	3,100	63,674
Cross Country Healthcare, Inc. (b)	6,300	101,493
DJ Orthopedics, Inc. (b)	3,602	90,590
Dynacq Healthcare, Inc. (b)	2	10
Genesis HealthCare Corp. (b)	6,289	250,931
Gentiva Health Services, Inc. (b)	8,809	172,480
HealthExtras, Inc. (b)	5,093	84,289
Hooper Holmes, Inc.	10,249	37,511
Immucor, Inc. (b)	12,294	366,853
Invacare Corp.	7,149	292,823
Kindred Healthcare, Inc. (b)	7,611	250,402
LCA-Vision, Inc.	4,270	167,341
LifePoint Hospitals, Inc. (b)	13,587	603,942
Magellan Health Services, Inc. (b)	8,315	283,209
Matria Healthcare, Inc. (b)	4,651	128,507
Medcath Corp. (b)	1,800	49,770
Molina Healthcare, Inc. (b)	1,934	84,613
OCA, Inc. (b)	11,600	47,096
Odyssey Healthcare, Inc. (b)	10,723	122,564
Option Care, Inc.	7,414	105,501
Pediatrix Medical Group, Inc. (b)	6,000	408,540
Per-Se Technologies, Inc. (b)	6,613	102,898
PolyMedica Corp.	7,419	229,915
Proxymed, Inc. (b)	400	2,784
Psychiatric Solutions, Inc. (b)	3,682	158,400
Quality Systems, Inc.	2,512	119,521
RehabCare Group, Inc. (b)	4,400	132,088
Res-Care, Inc. (b)	3,600	51,444
Sierra Health Services, Inc. (b)	5,962	385,682
Sunrise Assisted Living, Inc. (b)	4,149	212,595
Symbion, Inc. (b)	800	17,024
United Surgical Partners International, Inc. (b)	8,352	369,576
USNA Health Sciences, Inc. (b)	3,280	135,562
Vistacare, Inc. (b)	3,393	60,735

		8,206,127

Hotels & Casinos (0.4%)
Ameristar Casinos, Inc.	3,246	160,028
Aztar Corp. (b)	9,647	263,460
Boyd Gaming Corp.	12,386	653,732
Lakes Entertainment, Inc. (b)	4,600	67,758
MTR Gaming Group, Inc. (b)	6,400	70,464
Nevada Gold & Casinos, Inc. (b)	300	3,747

		1,219,189

Hotels & Motels (0.1%)
Marcus Corp.	4,834	92,571
Sunterra Corp. (b)	6,750	104,963

		197,534

Human Resources (0.0%)
Kforce, Inc. (b)	7,880	62,882

Insurance (1.5%)
21st Century Insurance Group	5,800	76,444
Affirmative Insurance Holdings, Inc.	3,800	57,494
Alfa Corp.	7,024	96,791
American Equity Investment Life Holding Co.	8,500	101,490
American Physicians Capital, Inc. (b)	3,150	97,745
Argonaut Group, Inc. (b)	6,400	125,888
Baldwin & Lyons, Inc., Class B	1,681	41,941
Bristol West Holdings, Inc.	1,900	28,652
Ceres Group, Inc. (b)	8,400	45,696
Citizens, Inc. (b)	4,308	22,402
CNA Surety Corp. (b)	1,600	21,024
Commerce Group, Inc. (The)	6,374	376,576
Direct General Corp.	5,341	94,856
Donegal Group, Inc., Class A	1,866	34,782
EMC Insurance Group, Inc.	2,470	42,608
Enstar Group, Inc. (The) (b)	200	12,064

38 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
FBL Financial Group, Inc., Class A	1,902	$49,832
First Acceptance Corp. (b)	2,700	27,000
FPIC Insurance Group, Inc. (b)	2,060	56,980
Harleysville Group, Inc.	3,658	76,050
Horace Mann Educators Corp.	11,859	194,250
Independence Holding Co.	920	16,670
Infinity Property & Casualty Corp.	6,765	219,524
Kansas City Life Insurance Co.	300	13,707
LandAmerica Financial Group, Inc.	4,923	244,181
Midland Co. (The)	1,201	37,711
Navigators Group, Inc. (b)	1,992	63,744
Nymagic, Inc.	800	18,200
Ohio Casualty Corp. (b)	17,981	421,653
Philadelphia Consolidated Holding Corp. (b)	5,254	394,050
PICO Holdings, Inc. (b)	1,400	33,726
PMA Capital Corp., Class A (b)	10,723	76,026
ProAssurance Corp. (b)	6,957	260,957
RLI Corp.	5,014	215,101
Safety Insurance Group, Inc.	2,800	79,576
Selective Insurance Group, Inc.	8,234	363,531
State Auto Financial Corp.	3,200	87,168
Stewart Information Services Corp.	4,362	157,119
Tower Group, Inc.	1,400	16,786
Triad Guaranty, Inc. (b)	1,834	92,269
U.S.I. Holdings Corp. (b)	10,740	121,792
United Fire & Casualty Co.	4,302	145,752
Vesta Insurance Group, Inc.	5,300	12,985
Zenith National Insurance Co.	3,035	174,543

		4,947,336

Insurance/Life (0.5%)
AmerUs Group Co.	11,314	531,871
Delphi Financial Group, Inc.	6,826	283,416
Great American Financial Resources, Inc.	2,020	32,098
National Western Life Insurance Co., Class A (b)	354	58,523
Phoenix Co., Inc. (The)	24,636	279,126
Presidential Life Corp.	4,981	72,274
UICI	10,365	240,675
Universal American Financial Corp. (b)	8,800	147,400

		1,645,383

Insurance Brokers (0.1%)
Crawford & Co., Class B	3,520	26,083
Hilb, Rogal & Hamilton Co.	8,489	297,200

		323,283

Internet (1.5%)
@Road, Inc. (b)	7,600	25,764
Alloy, Inc. (b)	9,033	41,823
Arbinet Holdings, Inc. (b)	2,000	38,620
Ariba, Inc. (b)	17,110	103,344
AsiaInfo Holdings, Inc. (b)	9,703	47,157
Autobytel, Inc. (b)	11,707	55,842
Blue Coat Systems, Inc. (b)	3,795	54,648
Blue Nile, Inc. (b)	1,468	36,950
Brocade Communications Systems, Inc. (b)	66,987	292,063
CMGI, Inc. (b)	110,207	193,964
CNET Networks, Inc. (b)	33,491	332,063
DoubleClick, Inc. (b)	30,021	241,369
Drugstore.com, Inc. (b)	5,730	13,695
EarthLink, Inc. (b)	36,325	333,464
eCollege.com (b)	5,465	60,880
Entrust, Inc. (b)	20,162	76,212
Equinix, Inc. (b)	3,200	111,936
FindWhat.com (b)	6,507	54,789
Harris Interactive, Inc. (b)	11,900	49,504
INTAC International, Inc. (b)	700	8,631
Internap Network Services Corp. (b)	37,300	15,666
Internet Capital Group, Inc. (b)	10,400	57,304
Internet Security, Inc. (b)	10,207	198,526
Interwoven, Inc. (b)	11,161	86,163
iPass, Inc. (b)	13,371	70,331
iVillage, Inc. (b)	4,200	27,510
j2 Global Communications, Inc. (b)	5,765	205,926
Jupitermedia Corp. (b)	4,800	61,008
LookSmart Ltd. (b)	28,970	19,120
MatrixOne, Inc. (b)	13,109	55,975
Neoforma, Inc. (b)	3,777	21,907
Net.B@nk, Inc.	16,707	137,164
Net2Phone, Inc. (b)	12,704	22,105
NIC, Inc. (b)	7,000	29,470
Omicell, Inc. (b)	8,153	50,141
Openwave Systems, Inc. (b)	16,379	219,315
Overstock.com, Inc. (b)	3,700	130,536
PC-Tel, Inc. (b)	7,399	53,569
Priceline.com, Inc. (b)	6,199	157,207
Redback Networks, Inc. (b)	7,456	39,964
RightNow Technologies, Inc. (b)	600	5,352
S1 Corp. (b)	18,578	98,092
Sohu.com Inc. (b)	6,046	103,689
Stamps.com, Inc. (b)	5,196	100,439
Stellent, Inc. (b)	5,600	39,480
SupportSoft, Inc. (b)	11,800	56,050
Travelzoo, Inc. (b)	560	15,512
TriZetto Group, Inc. (The) (b)	5,598	58,275
United Online, Inc. (b)	13,770	121,038
ValueClick, Inc. (b)	20,769	215,167
Vignette Corp. (b)	75,809	88,697
WatchGuard Technologies, Inc. (b)	11,064	35,847
Websense, Inc. (b)	6,255	331,828
Zixit Corp. (b)	5,700	15,675

		5,116,766

2005 Semiannual Report 39

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Lasers (0.1%)
IntraLase Corp. (b)	500	$8,360
Metrologic Instruments, Inc. (b)	2,800	37,576
Rofin-Sinar Technologies, Inc. (b)	4,742	139,984

		185,920

Leisure Products (0.6%)
Action Performance Co., Inc.	4,524	47,909
Alliance Gaming Corp. (b)	14,122	160,991
Atari, Inc. (b)	2,540	6,756
Callaway Golf Co.	17,289	186,375
Coachmen Industries, Inc.	3,000	34,470
Department 56, Inc. (b)	2,700	35,208
Escalade, Inc.	800	11,368
Great Wolf Resorts, Inc. (b)	6,400	135,840
Greg Manning Auctions, Inc. (b)	2,538	24,441
JAKKS Pacific, Inc. (b)	7,387	138,802
K2, Inc. (b)	9,230	117,406
LIFE TIME FITNESS, Inc. (b)	1,700	46,019
Marine Products Corp.	1,726	22,611
MarineMax, Inc. (b)	3,200	86,560
Nautilus Group, Inc. (The)	7,530	187,195
Party City Corp. (b)	4,954	71,684
RC2 Corp. (b)	4,665	161,689
Speedway Motorsports, Inc.	3,000	102,900
Topps Co., Inc.	9,327	80,399
Vail Resorts, Inc. (b)	4,608	119,209
WMS Industries, Inc. (b)	5,485	139,319

		1,917,151

Machinery (1.6%)
Advanced Energy Industries, Inc. (b)	7,305	77,287
Albany International Corp., Class A	6,627	207,823
Applied Industrial Technologies, Inc.	7,475	208,553
Astec Industries, Inc. (b)	4,779	111,351
Baldor Electric Co.	8,489	211,376
Blount International, Inc. (b)	2,900	42,949
Bucyrus International, Inc., Class A	3,501	136,329
Cascade Corp.	2,846	89,649
Cubic Corp.	3,946	69,410
Flowserve Corp. (b)	13,295	369,069
Franklin Electric Co., Inc.	3,346	118,984
Gardner Denver, Inc. (b)	5,503	201,080
Gorman-Rupp	1,075	21,500
IDEX Corp.	13,484	502,278
Intermagnetics General Corp. (b)	7,635	187,516
Intevac, Inc. (b)	1,900	16,264
Joy Global, Inc.	21,194	717,840
Kadant, Inc. (b)	2,903	49,932
Lennox International, Inc.	12,842	251,061
Milacron, Inc. (b)	11,812	24,805
NACCO Industries, Inc.	1,122	116,856
Nordson Corp.	7,332	236,237
Photon Dynamics, Inc. (b)	4,442	85,953
Sauer-Danfoss, Inc.	1,093	21,609
Stewart & Stevenson Services, Inc.	7,914	189,936
Tennant Co.	2,062	73,283
Terex Corp. (b)	12,729	475,810
Thomas Industries, Inc.	3,900	153,933
UNOVA, Inc. (b)	12,601	223,794
Wabtec Corp.	10,913	218,260

		5,410,727

Manufactured Housing (0.7%)
Aaon, Inc. (b)	1,100	20,097
Apogee Enterprises, Inc.	8,430	108,578
Beazer Homes USA, Inc.	11,612	529,506
Eagle Materials, Inc.	5,470	411,618
Fleetwood Enterprises, Inc. (b)	14,061	107,426
Highwood Properties, Inc.	15,684	441,191
Levitt Corp., Class A	3,982	99,869
Monaco Coach Corp.	6,839	96,977
Palm Harbor Homes, Inc. (b)	3,541	60,339
Skyline Corp.	1,018	36,750
WCI Communities, Inc. (b)	8,328	233,434
Winnebago Industries, Inc.	7,398	215,578

		2,361,363

Manufacturing (1.0%)
American Superconductor Corp. (b)	9,736	85,190
Applied Films Corp. (b)	4,247	101,546
AptarGroup, Inc.	9,420	454,328
Armor Holdings, Inc. (b)	8,446	295,694
Champion Enterprises, Inc. (b)	18,484	174,489
Checkpoint Systems, Inc. (b)	9,708	153,678
Cognex Corp.	10,979	239,781
CSS Industries, Inc.	1,505	48,867
CUNO, Inc. (b)	5,232	265,367
EnerSys (b)	2,050	19,332
EnPro Industries, Inc. (b)	5,300	133,295
Identix, Inc. (b)	27,625	146,136
Jacuzzi Brands, Inc. (b)	19,886	179,968
Lincoln Electric Holdings, Inc.	9,746	297,741
Mine Safety Appliances Co.	4,972	177,500
Myers Industries, Inc.	6,300	60,543
OshKosh B’Gosh, Inc., Class A	2,027	53,411
Powell Industries, Inc. (b)	1,569	28,383
Quixote Corp.	2,770	55,760
Raven Industries, Inc.	4,820	91,845
Sturm, Ruger & Co., Inc.	5,537	36,544
Valence Technology, Inc. (b)	8,530	17,060

40 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Manufacturing (continued)
Woodward Governor Co.	2,240	$158,054
Young Innovations Inc.	500	18,195

		3,292,707

Manufacturing/Diversified (0.9%)
A.O. Smith Corp.	5,309	151,307
Acuity Brands, Inc.	12,851	307,267
Barnes Group, Inc.	4,407	126,701
CLARCOR, Inc.	7,237	366,266
ESCO Technologies, Inc. (b)	3,594	263,512
Federal Signal Corp.	12,643	177,381
Global Power Equipment Group, Inc. (b)	5,200	47,112
Griffon Corp. (b)	6,660	127,805
Imation Corp.	8,700	303,369
Lancaster Colony Corp.	7,422	308,458
Matthews International Corp., Class A	7,717	274,802
Penn Energineering & Manufacturing Corp.	2,700	48,897
Standex International Corp.	3,354	87,875
Tredegar Industries, Inc.	6,706	109,040
USG Corp. (b)	8,565	359,644

		3,059,436

Medical Equipment & Supplies (2.3%)
Abaxis, Inc. (b)	5,600	53,200
Advanced Medical Optics, Inc. (b)	9,085	335,963
Advanced Neuromodulation Systems, Inc. (b)	5,811	174,969
Allscripts Healthcare Solution, Inc. (b)	8,494	111,186
Animas Corp. (b)	1,600	29,992
Arrow International, Inc.	4,844	160,530
Aspect Medical Systems, Inc. (b)	3,880	97,116
BioLase Technology, Inc.	6,001	39,487
Bioveris Corp. (b)	5,601	26,773
Bruker BioSciences Corp. (b)	3,313	10,800
Candela Corp. (b)	5,302	48,036
Cardiac Science, Inc. (b)	20,220	18,198
CardioDyamics International Corp. (b)	11,356	24,075
Cepheid, Inc. (b)	11,000	98,560
Closure Medical Corp. (b)	2,400	64,536
Conceptus, Inc. (b)	5,300	32,383
CONMED Corp. (b)	9,189	273,097
CTI Molecular Imaging, Inc. (b)	9,244	189,779
Cyberonics, Inc. (b)	4,939	186,151
Durect Corp. (b)	13,600	37,536
E-Z-EM, Inc.	600	7,740
Encore Medical Corp. (b)	10,074	42,009
EPIX Medical, Inc. (b)	8,330	56,394
Exactech, Inc. (b)	1,200	16,428
Foxhollow Technologies, Inc. (b)	300	9,297
Hanger Orthopedic Group, Inc. (b)	7,100	41,464
Hologic, Inc. (b)	5,300	188,574
I-Flow Corp. (b)	6,369	90,567
ICU Medical, Inc. (b)	3,650	129,320
IDX Systems Corp. (b)	4,432	137,259
Intuitive Surgical, Inc. (b)	8,977	385,472
Kensey Nash Corp. (b)	3,282	90,189
Kyphon, Inc. (b)	6,502	170,027
Landauer, Inc.	1,822	82,628
Laserscope (b)	4,700	148,896
Lifeline Systems, Inc. (b)	3,701	126,204
Mannkind Corp. (b)	2,900	40,165
Medical Action Industries, Inc. (b)	2,266	40,403
Mentor Corp.	11,159	409,535
Merit Medical Systems, Inc. (b)	7,732	97,810
Microtek Medical Holdings, Inc. (b)	14,800	55,500
Oakley, Inc.	5,423	72,397
OraSure Technologies, Inc. (b)	11,373	90,529
Orthologic Corp. (b)	11,027	47,526
Orthovita, Inc. (b)	12,800	42,112
Possis Medical, Inc. (b)	6,203	54,959
PSS World Medical, Inc. (b)	18,516	206,639
Radiation Therapy Services, Inc. (b)	2,600	60,346
Serologicals Corp. (b)	10,269	221,092
Sonic Innovations, Inc. (b)	5,400	23,598
STERIS Corp. (b)	17,700	419,136
Surmodics, Inc. (b)	3,623	130,682
Sybron Dental Specialties, Inc. (b)	10,152	378,162
Symmetry Medical, Inc. (b)	2,500	43,000
Techne Corp. (b)	11,941	498,896
ThermoGenesis Corp. (b)	7,405	25,399
Viasys Healthcare, Inc. (b)	7,925	168,327
VISX, Inc. (b)	13,087	311,994
Vital Signs, Inc.	1,230	50,184
WellCare Health Plans, Inc. (b)	1,650	48,675
Wright Medical Group, Inc. (b)	8,352	207,380
Zoll Medical Corp. (b)	3,346	76,088

		7,555,369

Medical Laboratories (0.3%)
Able Laboratories, Inc. (b)	5,485	130,762
Alliance Imaging, Inc. (b)	1,500	15,660
Applera Corp. - Celera Genomics Group (b)	18,873	173,632
Bio-Reference Laboratories, Inc. (b)	2,300	31,970
Cerner Corp. (b)	8,219	477,195
Discovery Laboratories, Inc. (b)	12,000	68,160
LabOne, Inc. (b)	5,239	183,784
Specialty Laboratories, Inc. (b)	276	2,258

		1,083,421

Metal Processors (0.5%)
Commercial Metals Co.	15,152	386,527
Kaydon Corp.	8,748	240,045
Metal Management, Inc.	5,700	114,969

2005 Semiannual Report 41

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Metal Processors (continued)
Metals USA, Inc. (b)	6,600	$96,624
Mueller Industries, Inc.	9,625	249,288
NN, Inc.	7,385	92,682
Quanex Corp.	6,800	343,128
Steel Technologies, Inc.	3,660	70,235
Valmont Industries, Inc.	2,800	65,128

		1,658,626

Metals (0.5%)
Brush Engineered Materials, Inc. (b)	4,936	70,634
Century Aluminum Co. (b)	5,827	135,769
Cleveland-Cliffs, Inc.	6,094	353,513
Coeur d’Alene Mines Corp. (b)	67,435	208,374
Compass Minerals International, Inc.	2,700	65,205
Gibraltar Industries, Inc.	6,878	144,507
Hecla Mining Co. (b)	36,818	171,572
RTI International Metals, Inc. (b)	5,435	122,233
Stepan Co.	700	15,092
Stillwater Mining Co. (b)	9,335	68,146
Titanium Metals Corp. (b)	1,068	35,906
USEC, Inc.	23,078	303,476

		1,694,427

Natural Gas (0.5%)
Airgas, Inc.	15,209	333,381
EnergySouth, Inc.	2,100	56,259
Laclede Group, Inc. (The)	5,700	156,009
Southern Union Co. (b)	24,517	586,937
St. Mary Land & Exploration Co.	15,666	339,952
Syntroleum Corp. (b)	8,908	78,925

		1,551,463

Office Equipment & Supplies (0.4%)
Ennis Business Forms, Inc.	4,300	66,650
General Binding Corp. (b)	600	12,768
Global Imaging Systems, Inc. (b)	6,084	211,054
Imagistics International, Inc. (b)	5,800	155,730
Interface, Inc. (b)	11,655	69,930
John H. Harland Co.	7,374	265,464
Knoll, Inc.	3,900	63,375
School Specialty, Inc. (b)	6,988	259,325
Standard Register Co.	5,351	66,727

		1,171,023

Oil & Gas (3.7%)
Atlas America, Inc. (b)	1,300	42,978
Atwood Oceanics, Inc. (b)	3,383	193,068
Berry Petroleum Co.	5,180	242,010
Bill Barrett Corp. (b)	4,000	106,560
Brigham Exploration Co. (b)	9,742	81,346
Cabot Oil & Gas Corp.	14,369	423,023
Cal Dive International, Inc. (b)	11,025	490,392
Callon Petroleum Co. (b)	3,400	46,206
Cheniere Energy, Inc. (b)	14,600	404,420
Cimarex Energy Co. (b)	10,502	372,821
Clayton Williams Energy, Inc. (b)	2,300	54,027
Comstock Resources, Inc. (b)	8,236	208,371
Crosstex Energy, Inc.	700	31,227
Delta Petroleum Corp. (b)	6,000	67,080
Denbury Resources, Inc. (b)	14,000	444,360
Edge Petroleum Corp. (b)	6,646	93,144
Encore Acquisition Co. (b)	5,520	202,694
Energy Partners Ltd. (b)	7,320	167,335
Forest Oil Corp. (b)	14,395	554,639
FX Energy, Inc. (b)	6,537	69,423
Giant Industries, Inc. (b)	4,000	104,440
Grey Wolf, Inc. (b)	50,917	305,502
Hanover Compressor Co. (b)	18,270	189,460
Harvest Natural Resources, Inc. (b)	9,465	102,127
Helmerich & Payne, Inc.	12,900	495,876
Houston Exploration Co. (The) (b)	3,523	179,462
KCS Energy, Inc. (b)	12,731	178,743
Lufkin Industries, Inc.	5,104	150,160
Magnum Hunter Resources, Inc. (b)	26,040	375,757
Matrix Service Co. (b)	6,100	23,729
McMoRan Exploration Co. (b)	5,507	99,236
Meridian Resource Corp. (The) (b)	15,600	63,024
Mission Resources Corp. (b)	14,200	97,412
Newpark Resources, Inc. (b)	22,084	132,725
Oceaneering International, Inc. (b)	6,802	223,174
Parker Drilling Co. (b)	25,377	135,513
Penn Virginia Corp.	4,200	172,494
Petroleum Development Corp. (b)	4,456	114,074
Plains Exploration & Production Co. (b)	20,302	653,317
Quaker Chemical Corp.	2,873	55,995
Quicksilver Resources, Inc. (b)	7,640	392,161
Quiksilver Resources, Inc. (b)	15,037	414,269
Range Resources Corp.	22,063	499,727
Remington Oil & Gas Corp. (b)	5,880	171,520
RPC, Inc.	3,901	56,721
Spinnaker Exploration Co. (b)	7,910	253,199
Stone Energy Corp. (b)	6,244	280,605
Swift Energy Co. (b)	7,620	200,635
Tel Offshore Trust	378	2,775
Tesoro Petroleum Corp. (b)	17,151	650,709
Todco, Class A (b)	4,460	99,235
Unit Corp. (b)	10,869	416,935
Vintage Petroleum, Inc.	13,916	402,033
W&T Offshore, Inc.	3,900	78,195
Warren Resources, Inc. (b)	5,200	44,512

42 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil & Gas (continued)
Whiting Petroleum Corp. (b)	6,080	$184,042
World Fuel Services Corp.	6,420	160,500

		12,455,117

Oil Equipment & Services (0.9%)
CARBO Ceramics, Inc.	3,383	224,564
Dril-Quip, Inc. (b)	1,113	32,444
Frontier Oil Corp.	7,911	332,895
Global Industries Ltd. (b)	24,848	239,535
Holly Corp.	6,206	212,680
Hydril Co. (b)	4,790	251,954
Key Energy Services, Inc. (b)	17,969	202,151
Lone Star Technologies, Inc. (b)	7,534	293,374
SEACOR SMIT, Inc. (b)	5,318	303,179
SJW Corp.	700	26,775
Superior Energy Services, Inc. (b)	15,173	225,774
TETRA Technologies, Inc. (b)	6,108	165,099
TRC Cos., Inc. (b)	1,900	26,258
Veritas DGC, Inc. (b)	8,660	221,696
W-H Energy Services, Inc. (b)	6,700	147,534
WD-40 Co.	4,727	132,545

		3,038,457

Oil Field Machinery & Equipment (0.1%)
Gulf Island Fabrication, Inc.	3,247	68,317
Oil States International, Inc. (b)	6,070	123,282
Universal Compression Holdings, Inc. (b)	3,668	128,746

		320,345

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc. (b)	5,290	41,791
Caraustar Industries, Inc. (b)	7,824	69,947
Chesapeake Corp.	3,870	75,155
Deltic Timber Corp.	2,756	97,700
Glatfelter & Co.	9,265	110,531
Graphic Packaging Corp. (b)	13,100	42,444
Longview Fibre Co.	13,400	247,632
Pope & Talbot, Inc.	3,992	52,096
Potlatch Corp.	8,157	385,256
Rock-Tenn Co.	5,303	53,825
Schweitzer-Mauduit International, Inc.	4,342	126,873
Universal Forest Products, Inc.	4,266	162,364
Wausau-Mosinee Paper Corp.	12,047	159,864

		1,625,478

Pharmaceuticals (2.0%)
Alexion Pharmaceuticals, Inc. (b)	6,929	143,707
American Pharmaceutical Partners, Inc. (b)	1	52
Array BioPharma, Inc. (b)	4,700	29,234
AtheroGenics, Inc. (b)	10,134	108,839
Barrier Therapeutics, Inc. (b)	500	8,595
Bioenvision, Inc. (b)	3,900	24,960
BioMarin Pharmaceutical, Inc. (b)	18,768	111,294
Bone Care International, Inc. (b)	5,234	135,090
Bradley Pharmaceuticals, Inc. (b)	4,177	37,342
Cell Genesys, Inc. (b)	15,292	71,261
Conor Medsystems, Inc. (b)	2,400	32,376
Corixa Corp. (b)	15,829	48,912
Cubist Pharmaceuticals, Inc. (b)	13,150	119,008
CYTOGEN Corp. (b)	4,300	16,082
Cytokinetics, Inc. (b)	700	3,437
Dendreon Corp. (b)	15,478	71,508
Depomed, Inc. (b)	3,300	12,804
DOV Pharmaceutical, Inc. (b)	5,120	79,770
Encysive Pharmaceuticals, Inc. (b)	14,697	143,443
Enzon, Inc. (b)	12,000	93,000
First Horizon Pharmaceutical Corp. (b)	6,900	124,959
Genaera Corp. (b)	8,606	16,437
Geron Corp. (b)	12,637	77,970
Hollis-Eden Pharmaceuticals, Inc. (b)	3,891	27,159
ImmunoGen, Inc. (b)	10,038	50,692
Impax Laboratories, Inc. (b)	14,184	230,774
Indevus Pharmaceuticals, Inc. (b)	11,330	27,702
Inkine Pharmaceutical Co., Inc. (b)	8,600	20,296
Inspire Pharmaceuticals, Inc. (b)	10,569	74,617
Inter Parfums, Inc.	1,800	26,010
Isis Pharmaceuticals, Inc. (b)	15,380	44,602
Isolagen, Inc. (b)	5,600	27,160
Ista Pharmaceuticals, Inc. (b)	1,773	13,493
Keryx Biopharmaceuticals, Inc. (b)	3,936	57,033
Kos Pharmaceuticals, Inc. (b)	3,768	181,505
Lannett Co., Inc. (b)	600	3,630
LifeCell Corp. (b)	8,500	102,000
Mannatech, Inc.	4,400	87,252
Maxim Pharmaceuticals, Inc. (b)	10,940	15,863
Medical Co. (b)	13,879	296,317
NeighborCare, Inc. (b)	11,255	323,244
NeoPharm, Inc. (b)	6,355	53,064
NitroMed, Inc. (b)	2,980	44,551
Northfield Laboratories, Inc. (b)	7,300	105,047
Noven Pharmaceuticals, Inc. (b)	6,400	106,432
Nuvelo, Inc. (b)	11,723	68,345
Onyx Pharmaceuticals, Inc. (b)	9,975	308,128
Oscient Pharmaceuticals Corp. (b)	9,800	19,600
Pain Therapeutics, Inc. (b)	9,410	49,026
Parexel International Corp. (b)	7,871	143,488
Penwest Pharmaceuticals Co. (b)	5,390	68,992
Peregrine Pharmaceuticals, Inc. (b)	28,273	34,210
Perrigo Co.	16,651	305,046
Pharmacyclics, Inc. (b)	4,900	35,182
Pharmion Corp. (b)	4,100	94,710
Pharmos Corp. (b)	14,500	8,700
POZEN, Inc. (b)	6,550	45,916

2005 Semiannual Report 43

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
PRA International (b)	1,200	$30,708
PRAECIS Pharmaceuticals, Inc. (b)	20,160	19,152
Progenics Pharmaceuticals, Inc. (b)	4,000	71,240
Regeneron Pharmaceuticals, Inc. (b)	7,617	42,351
Renovis, Inc. (b)	200	1,430
Salix Pharmaceuticals, Inc. (b)	9,900	141,570
Santarus, Inc. (b)	600	2,568
SuperGen, Inc. (b)	12,034	50,663
Telik, Inc. (b)	14,906	241,477
Transkaryotic Therapies, Inc. (b)	8,832	299,228
United Therapeutics Corp. (b)	5,947	285,397
Valeant Pharmaceuticals International	23,968	497,335
Vertex Pharmaceuticals, Inc. (b)	21,604	206,102
Vicuron Pharmaceuticals, Inc. (b)	13,264	216,866
Vion Pharmaceuticals, Inc. (b)	14,000	37,660

		6,753,613

Pipelines (0.1%)
Aquila, Inc. (b)	60,720	208,877
TransMontaigne, Inc. (b)	1,954	13,815

		222,692

Pollution Control (0.3%)
Aleris International, Inc. (b)	7,200	154,512
Calgon Carbon Corp.	10,848	93,618
Casella Waste Systems, Inc., Class A (b)	6,647	78,368
Duratek, Inc. (b)	3,723	86,262
Flanders Corp. (b)	4,200	41,706
Waste Connections, Inc. (b)	13,136	462,650

		917,116

Printing & Publishing (0.7%)
Banta Corp.	6,807	283,443
Bowne & Co., Inc.	11,188	145,668
Courier Corp.	1,100	53,658
Hollinger International, Inc.	15,754	148,403
Journal Register Co. (b)	8,961	141,763
Playboy Enterprises, Inc. (b)	7,434	89,803
Presstek, Inc. (b)	7,985	59,488
PRIMEDIA, Inc. (b)	34,600	152,932
ProQuest Co. (b)	6,179	200,447
Pulitzer, Inc.	2,272	144,613
Scholastic Corp. (b)	9,022	314,417
Thomas Nelson, Inc.	2,700	64,746
Valassis Communications, Inc. (b)	14,300	504,074

		2,303,455

Radio (0.0%)
Beasley Broadcast Group, Inc. (b)	1,330	20,961
Saga Communications, Inc. (b)	3,625	53,324
Spanish Broadcasting System, Inc. (b)	10,779	90,004

		164,289

Railroads (0.1%)
Florida East Coast Industries, Inc.	4,920	209,592

Real Estate (0.3%)
Avatar Holdings, Inc. (b)	1,692	82,147
CB Richard Ellis Group, Inc., Class A (b)	5,735	199,291
Consolidated-Tomoka Land Co.	1,000	61,050
Getty Realty Corp.	3,635	91,711
Jones Lang LaSalle, Inc. (b)	8,362	313,575
Tarragon Realty Investors, Inc. (b)	1,687	33,386
Trammell Crow Co. (b)	7,574	161,326

		942,486

Real Estate Investment Trusts (6.1%)
Aames Investment Corp.	11,200	94,640
Acadia Realty Trust	7,199	115,544
Affordable Residential Communities	9,100	116,298
Alexandria Real Estate Equities, Inc.	5,811	399,913
American Campus Communities, Inc.	4,350	91,263
American Financial Realty Trust	31,805	487,571
American Home Mortgage Investment Corp.	8,215	268,631
Amli Residential Properties Trust	6,401	178,716
Anthracite Capital, Inc.	13,771	152,996
Arbor Realty Trust, Inc.	1,900	46,550
Ashford Hospitality Trust	3,100	31,744
Bedford Property Investors, Inc.	5,550	118,160
Bimini Mortgage Management, Inc., Class A	7,100	94,430
BioMed Realty Trust, Inc.	8,938	180,548
Bluegreen Corp. (b)	3,200	44,384
Brandywine Realty Trust	14,226	402,596
Capital Automotive REIT	11,066	376,023
Capital Lease Funding, Inc.	6,400	71,552
Capital Trust, Inc., Class A	1,908	64,261
Capstead Mortgage Corp.	5,460	42,206
CarrAmerica Realty Corp.	15,716	519,256
Cedar Shopping Centers, Inc.	4,900	67,620
Colonial Properties Trust	9,392	363,001
Commercial Net Lease Realty	13,005	246,835
Corporate Office Properties Trust	9,590	252,217
Correctional Properties Trust	2,400	61,584
Corrections Corporation of America (b)	10,625	402,156
Cousins Properties, Inc.	10,702	288,954
CRT Properties, Inc.	8,531	196,981
Digital Reality Trust, Inc.	2,800	39,956
EastGroup Properties, Inc.	6,210	232,875
ECC Capital Corp.	17,700	92,040

44 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Education Realty Trust, Inc.	7,300	$116,800
Entertainment Properties Trust	6,814	294,365
Equity Inns, Inc.	14,836	167,053
Equity Lifestyle Properties, Inc.	5,336	195,298
Equity One, Inc.	7,035	147,313
Essex Property Trust, Inc.	6,659	505,751
Extra Space Storage, Inc.	6,750	87,750
FelCor Lodging Trust, Inc. (b)	12,900	157,896
Fieldstone Investment Co.	15,100	192,827
First Industrial Realty Trust, Inc.	12,122	463,060
Gables Residential Trust	7,860	288,069
Glenborough Realty Trust, Inc.	10,594	217,601
Glimcher Realty Trust	9,438	237,554
Global Signal, Inc.	1,250	37,300
GMH Communities Trust	10,500	123,375
Government Properties Trust, Inc.	8,280	81,641
Gramercy Capital Corp.	4,000	79,520
Healthcare Realty Trust, Inc.	11,789	455,173
Heritage Property Investment	6,053	186,432
Highland Hospitality Corp.	5,800	60,842
Home Properties of New York, Inc.	9,025	377,696
Impac Mortgage Holdings, Inc.	19,028	348,593
Innkeepers USA Trust	10,061	133,509
Investors Real Estate Trust	11,297	102,238
Kilroy Realty Corp.	7,761	338,612
Kite Realty Group Trust	6,769	94,766
La Quinta Corp. (b)	48,707	423,751
LaSalle Hotel Properties	7,096	215,576
Lexington Corporate Properties Trust	11,685	268,521
LTC Properties, Inc.	3,000	55,080
Luminent Mortgage Capital, Inc.	13,537	134,693
Maguire Properties, Inc.	10,355	264,053
MeriStar Hospitality Corp. (b)	19,609	134,322
MFA Mortgage Investments, Inc.	20,774	149,157
Mid-America Apartment Communities, Inc.	4,612	176,317
Mission West Properties, Inc.	4,260	43,239
MortgageIT Holdings, Inc.	5,385	91,545
National Health Investors, Inc.	5,337	139,829
Nationwide Health Properties, Inc.	19,489	417,649
New Century Financial Corp.	13,159	598,076
Newcastle Investment Corp.	9,177	270,630
Omega Healthcare Investors, Inc.	12,900	144,738
Origen Financial, Inc.	6,000	43,740
Parkway Properties, Inc.	3,302	150,571
Pennsylvania Real Estate Investment Trust	8,427	355,198
Post Properties, Inc.	10,876	354,340
Prentiss Properties Trust	13,011	432,225
PS Business Parks, Inc.	3,345	135,004
Rait Investment Trust	6,768	183,616
Ramco-Gershenson Properties Trust	4,139	114,609
Realty Income Corp.	21,284	513,157
Redwood Trust, Inc.	4,520	226,542
Saul Centers, Inc.	3,045	102,008
Saxon Capital, Inc.	13,300	228,361
Senior Housing Properties Trust	13,162	227,703
Sovran Self Storage, Inc.	3,301	141,118
Spirit Finance Corp.	19,900	205,965
Strategic Hotel Capital, Inc.	6,852	96,682
Sun Communities, Inc.	4,410	153,689
Sunstone Hotel Investors, Inc.	6,500	142,740
Tanger Factory Outlet Centers, Inc.	7,422	171,894
Taubman Centers, Inc.	13,577	401,879
Town & Country Trust	5,213	139,969
Trustreet Properties, Inc.	19,827	310,094
U-Store-It Trust	7,700	134,596
Universal Health Realty Income Trust	2,473	80,991
Urstadt Biddle Properties, Inc., Class A	5,680	84,518
Washington Real Estate Investment Trust	10,729	319,831
Winston Hotels, Inc.	5,045	58,018

		20,668,769

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc.	4,458	105,565
Thor Industries, Inc.	9,328	251,390

		356,955

Research & Development (0.2%)
Albany Molecular Research, Inc. (b)	8,285	78,169
Antigenics, Inc. (b)	8,650	62,107
Biosite, Inc. (b)	4,231	241,167
Exponet, Inc. (b)	1,800	42,894
Forrester Research, Inc. (b)	4,781	71,428
Neurogen Corp. (b)	3,400	20,842
Regeneration Technologies, Inc. (b)	7,600	69,844
Trimeris, Inc. (b)	5,688	56,596

		643,047

Residential Building Construction (0.3%)
Ameron International Corp.	1,800	59,418
Beacon Roofing Supply, Inc. (b)	2,300	51,060
BlueLinx Holdings, Inc.	2,900	34,800
Design Within Reach, Inc. (b)	2,743	41,913
Dominion Homes, Inc. (b)	2,139	29,818
Dycom Industries, Inc. (b)	14,196	330,199
Insituform Technologies, Inc. (b)	8,422	125,572
M/ I Schottenstein Homes, Inc.	3,192	145,874
William Lyon Homes (b)	1,135	100,334

		918,988

Restaurants (1.0%)
BJ’s Restaurants, Inc. (b)	2,600	45,890
Bob Evans Farms, Inc.	10,804	220,402
Buffalo Wild Wings, Inc. (b)	2,400	73,008

2005 Semiannual Report 45

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Restaurants (continued)
California Pizza Kitchen, Inc. (b)	6,680	$152,304
CKE Restaurants, Inc. (b)	13,302	197,402
Cosi, Inc. (b)	2,400	10,608
Dave & Buster’s, Inc. (b)	3,000	50,550
Domino’s Pizza, Inc.	4,300	78,088
IHOP Corp.	5,200	212,680
Jack in the Box, Inc. (b)	9,605	351,159
Landry’s Restaurants, Inc.	5,814	151,164
Lone Star Steakhouse & Saloon, Inc.	4,961	140,644
O’Charley’s, Inc. (b)	6,500	129,610
P.F. Chang’s China Bistro, Inc. (b)	7,495	416,122
Panera Bread Co. (b)	6,997	349,990
Papa John’s International, Inc. (b)	3,462	118,677
Sonic Corp. (b)	17,034	545,769
Steak n Shake Co. (The) (b)	4,712	85,193
Texas Roadhouse, Inc., Class A (b)	1,600	41,632
Triarc Companies, Inc.	9,290	119,284

		3,490,176

Retail (3.0%)
1-800-FLOWERS.COM (b)	8,966	60,072
99 CENTS Only Stores (b)	12,616	139,785
A.C. Moore Arts & Crafts, Inc. (b)	4,840	125,888
Alexander’s, Inc. (b)	500	114,735
America’s Car-Mart, Inc. (b)	3,887	82,161
Asbury Automotive Group, Inc. (b)	1,200	16,488
Big 5 Sporting Goods Corp.	4,300	102,727
Blair Corp.	2,100	69,006
Bon-Ton Stores, Inc. (The)	3,200	57,216
Brookstone, Inc. (b)	5,987	118,363
Build-A-Bear-Workshop, Inc. (b)	1,600	42,896
Building Materials Holding Corp.	4,168	228,990
Cache, Inc. (b)	4,000	44,840
Carter’s, Inc. (b)	2,204	83,135
Casey’s General Stores, Inc.	13,735	231,847
Cash America International, Inc.	7,954	118,117
Casual Male Retail Group, Inc. (b)	9,606	63,496
Cato Corp.	5,094	130,916
CBRL Group, Inc.	14,163	545,699
CEC Entertainment, Inc. (b)	9,808	355,050
Charlotte Russe Holding, Inc. (b)	3,836	41,007
Children’s Place Retail Store, Inc. (The) (b)	4,331	161,157
Christopher & Banks Corp.	9,919	154,935
Coldwater Creek, Inc. (b)	9,072	151,684
Conn’s, Inc. (b)	400	6,812
Cost Plus, Inc. (b)	6,885	159,663
CSK Auto Corp. (b)	10,700	165,957
Dick’s Sporting Goods, Inc. (b)	7,918	243,558
Dress Barn, Inc. (b)	5,662	97,386
eCOST.com, Inc. (b)	1	4
Electronics Boutique Holdings Corp. (b)	3,767	209,935
Fred’s, Inc.	10,760	155,374
GameStop Corp., Class B (b)	9,900	231,066
Gander Mountain Co. (b)	2,600	27,040
Genesco, Inc. (b)	5,720	147,176
Group 1 Automotive, Inc. (b)	3,903	98,160
Guitar Center, Inc. (b)	7,455	367,904
Gymboree Corp. (b)	8,942	102,207
Hancock Fabrics, Inc.	6,371	37,716
Haverty Furniture Co., Inc.	3,000	43,050
Hibbet Sporting Goods, Inc. (b)	6,583	177,544
Insight Enterprises, Inc. (b)	13,262	240,042
J. Jill Group, Inc. (b)	5,903	74,024
Jo-Ann Stores, Inc. (b)	4,883	123,540
Kirkland’s, Inc. (b)	3,860	35,435
Linens ’n Things, Inc. (b)	11,190	261,063
M&F Worldwide Corp. (b)	2,400	30,600
Men’s Wearhouse, Inc. (b)	8,319	343,325
Movado Group, Inc.	3,362	54,027
Movie Gallery, Inc.	7,907	213,726
New York & Co., Inc. (b)	1,200	23,016
Pantry, Inc. (The) (b)	3,800	121,676
PC Connection, Inc. (b)	1,500	8,640
PC Mall, Inc. (b)	2,800	14,924
RARE Hospitality International, Inc. (b)	9,481	263,761
Rent-Way, Inc. (b)	6,963	54,311
Restoration Hardware, Inc. (b)	7,200	44,712
Retail Ventures, Inc. (b)	1,400	14,112
Sharper Image Corp. (b)	4,465	59,786
ShopKo Stores, Inc. (b)	7,900	189,284
Smart & Final, Inc. (b)	3,704	36,670
Sonic Automotive, Inc.	7,252	142,647
Sports Authority, Inc. (The) (b)	6,080	161,728
Stein Mart, Inc. (b)	5,933	120,203
TBC Corp. (b)	5,766	150,839
Too, Inc. (b)	8,932	205,525
Tractor Supply Co. (b)	8,503	341,991
Trans World Entertainment Corp. (b)	5,905	78,418
Tuesday Morning Corp. (b)	7,202	189,125
United Rentals, Inc. (b)	11,225	206,428
Weis Markets, Inc.	3,083	116,846
WESCO International, Inc. (b)	5,300	128,154
West Marine, Inc. (b)	3,962	64,779
Zale Corp. (b)	14,002	378,473

		10,002,592

Retail/Food & Drug (0.4%)
Arden Group, Inc., Class A	168	11,676
Ingles Markets, Inc., Class A	4,752	61,443
Longs Drug Stores Corp.	7,708	280,186
Nash-Finch Co.	4,060	143,602
Pathmark Stores, Inc. (b)	10,918	84,287
Ruddick Corp.	8,589	192,909

46 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail/Food & Drug (continued)
United Natural Foods, Inc. (b)	11,852	$317,634
Wild Oats Markets, Inc. (b)	9,590	96,859

		1,188,596

Semiconductors (1.9%)
Actel Corp. (b)	7,354	103,177
Alliance Semiconductor Corp. (b)	5,631	8,897
AMIS Holdings, Inc. (b)	7,900	88,954
Asyst Technologies, Inc. (b)	12,309	40,374
ATMI, Inc. (b)	8,657	198,375
August Technology Corp. (b)	6,200	73,160
Axcelis Technologies, Inc. (b)	26,163	162,472
Brooks Automation, Inc. (b)	11,787	151,581
Cirrus Logic, Inc. (b)	18,947	79,956
COHU, Inc.	6,545	116,828
Credence Systems Corp. (b)	22,737	143,016
Cymer, Inc. (b)	8,913	220,953
Diodes, Inc. (b)	2,170	63,559
Emulex Corp. (b)	21,460	333,275
Entegris, Inc. (b)	10,339	89,019
ESS Technology, Inc. (b)	9,200	35,328
Exar Corp. (b)	11,244	142,686
FEI Co. (b)	5,923	106,792
FormFactor, Inc. (b)	7,637	174,429
FSI International, Inc. (b)	7,600	25,080
Genesis Microchip, Inc. (b)	8,744	125,127
Helix Technology Corp.	8,241	99,263
Integrated Device Technology, Inc. (b)	28,900	309,230
Ixia (b)	6,336	101,439
IXYS Corp. (b)	4,402	44,724
Kopin Corp. (b)	18,407	56,509
LTX Corp. (b)	19,653	75,468
Mattson Technology, Inc. (b)	8,424	53,492
Microsemi Corp. (b)	15,658	264,933
Microtune, Inc. (b)	11,400	39,216
Microvision, Inc. (b)	5,820	26,772
Mindspeed Technologies, Inc. (b)	32,246	43,855
MIPS Technologies, Inc. (b)	8,674	60,718
MKS Instruments, Inc. (b)	8,523	126,140
Mykrolis Corp (b)	11,368	144,942
OmniVision Technologies, Inc. (b)	16,408	229,712
ON Semiconductor Corp. (b)	32,408	111,484
Oplink Communications, Inc. (b)	25,581	38,627
Optical Communication Products, Inc. (b)	1,617	2,620
OSI Systems, Inc. (b)	4,396	62,423
Pericom Semiconductor Corp. (b)	5,800	48,604
Photronics Corp. (b)	10,572	168,095
Pixelworks, Inc. (b)	10,530	81,081
PortalPlayer, Inc. (b)	2,600	44,434
Power Integrations, Inc. (b)	7,531	163,799
Rudolph Technologies, Inc. (b)	3,400	43,860
Semitool, Inc. (b)	3,918	35,380
Sigmatel, Inc. (b)	6,600	172,854
Silicon Image, Inc. (b)	19,106	192,397
Silicon Storage Technology, Inc. (b)	21,284	55,764
Siliconix, Inc. (b)	1,500	49,455
SIPEX Corp. (b)	5,700	9,234
SiRF Technology Holdings, Inc. (b)	1,400	15,974
Skyworks Solutions Co. (b)	39,437	206,650
Staktek Holdings, Inc. (b)	500	1,805
Supertex, Inc. (b)	1,220	17,397
Tessera Technologies, Inc. (b)	7,568	201,006
Transmeta Corp. (b)	51,600	35,604
TriQuint Semiconductor, Inc. (b)	33,639	99,571
Ultratech Stepper, Inc. (b)	7,250	115,420
Veeco Instruments, Inc. (b)	8,542	113,694
Vitesse Semiconductor Corp. (b)	58,188	121,031
X-Rite, Inc.	6,741	69,904

		6,437,618

Services (1.2%)
Advance America Cash Advance Centers, Inc.	20,500	285,565
Alderwoods Group, Inc. (b)	11,441	149,305
aQuantive, Inc. (b)	14,959	166,045
Arbitron, Inc.	7,943	336,147
Central Parking Corp.	4,179	68,327
Clark, Inc.	3,800	52,630
Coinstar, Inc. (b)	6,738	115,489
Cornell Cos., Inc. (b)	5,700	67,260
CyberGuard Corp. (b)	2,583	12,579
First Advantage Corp., Class A (b)	1,736	36,456
FTI Consulting, Inc. (b)	10,575	233,496
Geo Group, Inc. (The) (b)	2,300	60,398
Healthcare Services Group, Inc.	5,700	143,925
Labor Ready, Inc. (b)	11,294	188,497
Manhattan Associates, Inc. (b)	8,400	158,592
MasTec, Inc. (b)	4,171	28,154
National Healthcare Corp.	1,100	33,715
NDCHealth Corp.	9,823	149,997
Perini Corp. (b)	2,283	31,642
Perot Systems Corp., Class A (b)	19,983	252,385
PetMed Express, Inc. (b)	3,200	21,216
Quanta Services, Inc. (b)	19,768	157,749
Rollins, Inc.	7,561	149,254
Secure Computing Corp. (b)	9,750	86,288
Sotheby’s Holdings, Inc. (b)	11,778	192,924
Stewart Enterprises, Inc., Class A	27,372	147,809
Tetra Tech, Inc. (b)	17,067	180,740
URS Corp. (b)	8,624	265,188
Vertrue, Inc. (b)	1,900	57,779
Volt Information Sciences, Inc. (b)	1,505	29,769

		3,859,320

2005 Semiannual Report 47

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Steel (0.8%)
AK Steel Holding Corp. (b)	28,600	$207,350
Allegheny Technologies, Inc.	24,775	554,960
Carpenter Technology Corp.	5,951	329,090
Maverick Tube Corp. (b)	11,187	325,430
NS Group, Inc. (b)	4,586	131,893
Oregon Steel Mills, Inc. (b)	8,271	137,547
Reliance Steel & Aluminum Co.	7,368	277,995
Ryerson Tull, Inc.	8,474	88,553
Schnitzer Steel Industries, Inc.	6,079	149,726
Steel Dynamics, Inc.	10,895	296,126
Wheeling-Pittsburgh Corp. (b)	2,040	48,940

		2,547,610

Technology (1.4%)
American Reprographics Co. (b)	4,100	57,605
Benchmark Electronics, Inc. (b)	10,763	291,032
Black Box Corp.	4,482	145,755
CommScope, Inc. (b)	10,817	152,736
Concur Technologies, Inc. (b)	5,800	48,314
CTS Corp.	9,437	99,560
Digi International, Inc. (b)	6,800	72,420
Digimarc Corp. (b)	4,197	21,279
Digital Theater Systems, Inc. (b)	4,112	69,493
Dionex Corp. (b)	5,125	220,119
EMS Technologies, Inc. (b)	2,600	29,354
Excel Technology, Inc. (b)	1,819	38,181
Input/ Output, Inc. (b)	16,281	98,337
Intergraph Corp. (b)	9,818	290,318
Kanbay International, Inc. (b)	1,000	17,980
KEMET Corp. (b)	21,506	134,413
Kronos, Inc. (b)	8,477	331,027
Kulicke & Soffa Industries, Inc. (b)	13,268	67,799
Lattice Semiconductor Corp. (b)	29,345	133,813
Lionbridge Technologies, Inc. (b)	14,600	62,050
Medis Technologies, Inc. (b)	2,077	27,707
Merge Technologies, Inc. (b)	2,800	45,444
Micros Systems, Inc. (b)	9,424	373,662
Monolithic System Technology, Inc. (b)	4,800	28,368
MTC Technologies, Inc. (b)	1,362	41,296
Ness Technologies, Inc. (b)	1,000	10,700
Opsware, Inc. (b)	12,408	59,310
Orbital Sciences Corp. (b)	13,222	123,229
Palatin Technologies, Inc. (b)	12,600	21,420
Plexus Corp. (b)	10,494	127,082
Progress Software Corp. (b)	9,885	263,732
Salesforce.com, Inc. (b)	1,850	26,788
Sonic Solutions (b)	4,900	71,981
Symmetricom, Inc. (b)	10,100	104,030
Varian Semiconductor Equipment Associates, Inc. (b)	10,476	390,649
Varian, Inc. (b)	10,269	340,623
Wilson Greatbatch Technologies, Inc. (b)	5,430	104,147

		4,541,753

Telecommunications (1.3%)
Airspan Networks, Inc. (b)	12,500	57,250
Alamosa Holdings, Inc. (b)	26,696	346,781
Alaska Communications Systems Holdings, Inc.	6,300	59,252
Align Technology, Inc. (b)	13,592	114,445
Anaren Microwave, Inc. (b)	5,433	52,863
Applied Signal Technology, Inc.	3,498	68,246
Arris Group, Inc. (b)	20,033	152,050
Aspect Communications Corp. (b)	11,187	95,201
Boston Communications Group, Inc. (b)	8,451	46,988
Broadwing Corp. (b)	18,251	67,164
Carrier Access Corp. (b)	6,352	33,475
Centennial Communications Corp. (b)	1,100	12,650
Cincinnati Bell, Inc. (b)	61,279	245,116
Commonwealth Telephone Enterprises, Inc. (b)	6,588	306,078
Comtech Telecommunications Corp. (b)	6,170	216,629
CT Communications, Inc.	3,700	42,476
D&E Communications, Inc.	3,200	26,624
Ditech Communications Corp. (b)	7,700	87,087
Dobson Communications Corp. (b)	30,840	61,680
Eagle Broadband, Inc. (b)	26,400	6,336
FairPoint Communications, Inc.	8,200	120,376
Finisar Corp. (b)	29,900	37,674
General Cable Corp. (b)	10,400	126,360
General Communication, Inc. (b)	12,948	109,281
Golden Telecom, Inc.	3,275	87,737
InfoSpace, Inc. (b)	8,534	264,469
InterVoice-Brite, Inc. (b)	9,856	105,706
Iowa Telecommunications Services, Inc.	6,100	116,510
ITC^DeltaCom, Inc. (b)	500	290
JAMDAT Mobile, Inc. (b)	2,900	49,474
KVH Industries, Inc. (b)	4,931	49,310
Neon Communications, Inc. (c) (d) (b)	125	0
NMS Communications Corp. (b)	7,400	23,532
North Pittsburgh Systems, Inc.	2,463	44,531
Premiere Global Services, Inc. (b)	16,715	180,522
Price Communications Corp. (b)	11,037	187,408
Primus Telecommunications Group, Inc. (b)	31,932	48,217
Regent Communications, Inc. (b)	6,031	32,085
SBA Communications Corp. (b)	14,200	120,416
Shenandoah Telecommunications Co.	746	21,903
SureWest Communications	3,700	75,517
Talk America Holdings, Inc. (b)	9,820	84,550
Terremark Worldwide, Inc. (b)	55,600	33,360
Triton PCS Holdings, Inc. (b)	4,900	8,085
UbiquiTel, Inc. (b)	19,300	139,539
Valor Communications Group, Inc.	9,100	122,850
Westell Technologies, Inc., Class A (b)	13,529	70,080

48 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Telecommunications (continued)
WJ Communications, Inc. (b)	9,600	$19,104
XO Communications, Inc. (c) (d) (b)	5,400	0
Zhone Technologies, Inc. (b)	7,100	14,910

		4,392,187

Tire & Rubber (0.3%)
Bandag, Inc.	3,087	134,099
Cooper Tire & Rubber Co.	18,073	315,374
Goodyear Tire & Rubber Co. (The) (b)	40,487	480,581

		930,054

Tobacco (0.2%)
DIMON, Inc.	15,061	89,613
Standard Commercial Corp.	2,820	49,209
Star Scientific, Inc. (b)	9,257	47,211
Universal Corp.	7,547	344,520
Vector Group Ltd.	7,420	116,717

		647,270

Transportation Services (1.8%)
Alexander & Baldwin, Inc.	11,708	476,868
AMERCO, Inc.	2,504	115,034
Arkansas Best Corp.	6,980	220,079
Central Freight Lines, Inc. (b)	3,800	10,792
Covenant Transport, Inc., Class A (b)	3,203	42,984
EGL, Inc. (b)	9,833	191,842
Forward Air Corp.	7,451	179,271
Genesee & Wyoming, Inc., Class A (b)	4,550	109,109
Greenbrier Companies, Inc.	600	17,520
Gulfmark Offshore, Inc. (b)	4,900	109,662
Heartland Express, Inc.	12,145	225,168
Hornbeck Offshore Services, Inc. (b)	1,100	25,300
HUB Group, Inc., Class A (b)	2,235	122,925
Kansas City Southern Industries, Inc. (b)	16,879	319,351
Kirby Corp. (b)	5,657	230,466
Knight Transportation, Inc.	8,897	187,994
Laidlaw International, Inc. (b)	27,118	607,173
Landstar System, Inc. (b)	16,334	500,638
Marten Transport Ltd. (b)	800	15,200
Navigant International, Inc. (b)	5,289	65,636
Offshore Logistics, Inc. (b)	5,300	153,541
Old Dominion Freight Line, Inc. (b)	3,953	111,079
Overnite Corp.	8,806	264,004
Overseas Shipholding Group, Inc.	6,987	394,276
P.A.M. Transportation Services, Inc. (b)	1,200	20,208
Pacer International, Inc. (b)	8,354	173,178
Pegasus Solutions, Inc. (b)	5,935	63,445
Quality Distribution, Inc. (b)	2,548	24,868
RailAmerica, Inc. (b)	8,719	89,980
Rush Enterprises, Inc., Class B (b)	600	8,898
SCS Transportation, Inc. (b)	4,225	64,600
Seabulk International, Inc. (b)	1,600	31,344
Swift Transportation Co., Inc. (b)	13,570	289,448
U.S. Xpress Enterprises, Inc. (b)	3,000	33,480
Universal Truckload Services, Inc. (b)	1,600	25,504
Werner Enterprises, Inc.	14,802	275,021
Wright Express Corp. (b)	12,900	215,430

		6,011,316

Utilities (1.4%)
Black Hills Corp.	8,710	298,579
Calpine Corp. (b)	115,560	206,852
Central Vermont Public Service Corp.	4,194	88,535
CH Energy Group, Inc.	4,163	177,552
CMS Energy Corp. (b)	54,941	709,838
Danielson Holding Corp. (b)	11,100	159,396
Duquesne Light Holdings, Inc.	20,884	367,350
Empire District Electric Co.	7,581	167,388
FuelCell Energy, Inc. (b)	11,603	92,824
Headwaters, Inc. (b)	11,544	369,062
IDACORP, Inc.	12,674	341,945
Littlelfuse, Inc. (b)	6,131	165,169
MGE Energy, Inc.	4,163	138,711
Otter Tail Co.	6,310	154,847
PNM Resources, Inc.	17,391	480,861
Sierra Pacific Resources (b)	30,224	327,024
Time Warner Telecom, Inc. (b)	14,374	58,502
UIL Holdings Corp.	4,028	206,798
UniSource Energy Corp.	10,089	315,281

		4,826,514

Warehousing (0.0%)
Mobile Mini, Inc. (b)	4,572	160,294

Water (0.1%)
American States Water Co.	5,201	132,105
California Water Service Group	3,652	121,283
Connecticut Water Service, Inc.	1,111	26,408
Middlesex Water Co.	3,116	54,063
Southwest Water Co.	8,800	97,724

		431,583

Wireless Equipment (0.3%)
Atheros Communications (b)	800	5,824
InPhonic, Inc. (b)	700	10,794
InterDigital Communications Corp. (b)	14,400	235,584
Novatel Wireless, Inc. (b)	6,404	57,380
Powerwave Technologies, Inc. (b)	25,005	180,536
Remec, Inc. (b)	20,337	100,668
SpectraLink Corp.	6,930	76,992
Syniverse Holdings, Inc. (b)	5,400	65,340
Universal Electronics, Inc. (b)	4,356	71,395

2005 Semiannual Report 49

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Wireless Equipment (continued)
USA Mobility, Inc. (b)	6,189	$185,299
ViaSat, Inc. (b)	6,923	123,299
Wireless Facilities, Inc. (b)	9,360	49,515
		1,162,626

		275,483,877
Total Common Stocks

Cash Equivalents (16.4%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $54,580,024)	$54,566,837	54,566,837

		54,566,837
Total Cash Equivalents

Corporate Bonds (0.0%)
Construction & Building Materials (0.0%)
Brookfield Homes, 12.00%, 6/30/20	450	450

		450
Total Corporate Bonds

Pool of short-term securities for Gartmore Mutual Funds - note 2 (Securities Lending)	$75,717,049	75,717,049

Total Short-Term Securities Held as Collateral for Securities Lending		75,717,049

		405,768,213
Total Investments (Cost $388,425,898) (a) — 121.6%
		(72,143,265)
Liabilities in excess of other assets — (21.6)%

		$333,624,948
NET ASSETS — 100.0%

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

At April 30, 2005, the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

201	Russell 2000	06/17/05	$58,380,450	$(4,328,684)

*	Cash pledged as collateral.

See notes to financial statements.

50 Semiannual Report 2005

Index Series

Gartmore International Index Fund

For the semiannual period ended April 30, 2005, the Gartmore International Index Fund returned 8.66% (Class A at NAV) versus 8.95% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Multi-Cap Core Funds was 7.95%.

The reporting period was a positive one for the international equity markets, as all of the major markets posted gains. November and December of 2004 were especially positive months as international market indexes experienced strong global economic growth and earnings momentum after the summer lull. November saw the largest gains as oil prices began to recede from their October highs, business confidence strengthened, corporate profits came in generally better than expected, and economically sensitive commodity prices rose. Eurozone stock markets generally strengthened, particularly in Germany, Italy and France. In the United Kingdom, the market benefited from its sizable exposure to energy and metals. In the Asia Pacific region, Japan’s market increased on falling crude oil prices and Hong Kong’s market rose on speculation of devaluation in its currency that would lead to increased trade with China. Australia advanced on gains in financial and industrial sectors.

The new year began with a slide after the strong fourth quarter of 2004; January, March and April were negative months as economic growth began to slow. Concerns over energy prices, inflation and currency volatility led to a decline in the global equity markets. In Germany, Europe’s largest economy, industrial production fell more than it had in two years, and investor confidence dropped—partly due to high oil costs and partly due to unemployment, which remained at a post-World War II high of 12%. In the United Kingdom, manufacturing activity also decreased, and growth in retail sales, a key indicator of consumer spending, weakened modestly. The European economy appears to have entered a soft patch with markets duly following.

In the Asia Pacific region, Japanese business confidence fell to the lowest point in a year, and producer prices rose for the thirteenth consecutive month.* Japan has officially entered a recession due to declining industrial exports and chronically weak domestic consumption. China has become responsible for nearly 35% of Japan’s most recent economic expansion, and efforts by Chinese officials to curb industrial growth have eroded Japan’s export strengths. In addition, rising tension between the countries regarding alleged Japanese war crimes threatens a key trading relationship.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

*	Source: Lehman Brothers Global Index Performance Monthly Review, May 3, 2005.

Class A: GIIAX

Class B: GIIBX
Class C: GIICX
Institutional Class: GIXIX

2005 Semiannual Report 51

Index Series

Gartmore International Index Fund

Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six	One	Five
		month*	year	years	Inception[1]

Class A	without sales charge[2]	8.66%	14.81%	-1.62%	-2.36%
	with sales charge[3]	2.35%	8.25%	-2.77%	-3.44%

Class B	without sales charge[2]	8.21%	13.91%	-2.32%	-3.06%
	with sales charge[4]	3.21%	8.91%	-2.70%	-3.23%

Class C5	without sales charge[2]	6.78%	12.41%	-2.58%	-3.30%
	with sales charge[7]	5.78%	11.41%	-2.58%	-3.30%

Institutional Class[6]		8.85%	15.21%	-1.24%	-1.99%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* Not Annualized.

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[5]	These returns until the creation of Class C shares (02/14/05) include the performance of the Fund’s Class B shares, which began operations on December 29, 1999 prior to the creation of the Class C . Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C would have produced because Class C and invest in the same portfolio of securities as Class B shares. The performance for Class C has been restated for sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.

[6]	Not subject to any sales charges.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore International Index Fund, the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI EAFE is an unmanaged index that measures the performance of equity securities of global companies from various industrial sectors whose primary trading markets are located outside the United States.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

52 Semiannual Report 2005

Gartmore International Index Fund
Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
International Index			Account Value	Account Value	Expenses Paid		Annualized
Fund			11/1/04	4/30/05	During Period*		Expense Ratio*

Class A	Actual		$1,000	$1,086.60	$3.93		0.76%
	Hypothetical	[1]	$1,000	$1,021.23	$3.82		0.76%

Class B	Actual		$1,000	$1,082.10	$7.02		1.36%
	Hypothetical	[1]	$1,000	$1,018.26	$6.83		1.36%

Class C (a)	Actual		$1,000	$957.30	$2.73	(b)	1.36%
	Hypothetical [1]		$1,000	$1,022.21	$2.83	(b)	1.36%

Institutional Class	Actual		$1,000	$1,088.50	$1.86		0.36%
	Hypothetical [1]		$1,000	$1,023.21	$1.81		0.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

(a)	For the period from February 14, 2005 (commencement of operations) to April 30, 2005.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 75/365 (to reflect the period).

2005 Semiannual Report 53

Gartmore International Index Fund

Index Series

Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	97.6%
Cash Equivalents	2.5%
Other Investments*	21.1%
Liabilities in excess of other assets**	-21.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Banks	18.3%
Telecommunications	9.4%
Energy	8.1%
Pharmaceuticals	6.0%
Utilities	5.0%
Food Products	4.7%
Electronic & Electrical Equipment	4.3%
Insurance	4.0%
Automotive	3.6%
Financial Services	2.9%
Other Industries	33.7%

100.0%

Top Holdings***

BP Amoco PLC	2.4%
HSBC Holdings PLC	1.9%
Vodafone Group PLC	1.9%
Glaxosmithkline PLC	1.6%
TotalFinaElf SA	1.4%
Royal Dutch Petroleum Co.	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
Toyota Motor Co. Ltd.	1.1%
E.On AG	1.1%
Other Holdings	84.8%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

54 Semiannual Report 2005

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore International Index Fund

Common Stocks (97.6%)

	Shares or
	Principal Amount	Value

AUSTRALIA (5.0%)
Airlines (0.0%)
Qantas Airways Ltd. (d)	104,816	$264,418

Banks (1.7%)
Australia & New Zealand Banking Group Ltd. (d)	204,932	3,459,485
Commonwealth Bank of Australia (d)	144,395	4,106,730
Macquarie Bank Ltd. (d)	33,303	1,193,455
National Australia Bank Ltd. (d)	189,710	4,336,653
Suncorp-Metway Ltd. (d)	50,980	786,917
Westpac Banking Corp. Ltd. (d)	208,442	3,184,992

		17,068,232

Beverages (0.0%)
Southcorp Ltd. (d)	89,177	295,717

Brewery (0.1%)
Foster’s Group Ltd. (d)	234,098	940,141
Lion Nathan Ltd. (d)	1,340	7,668

		947,809

Building & Construction (0.2%)
Boral Ltd. (d)	78,950	357,838
CSR Ltd. (d)	106,687	199,453
James Hardie Industries NV (d)	58,218	255,256
Leighton Holdings Ltd. (d)	37,177	287,700
Rinker Group Ltd. (d)	91,932	821,969

		1,922,216

Casino & Gambling (0.0%)
Aristocrat Leisure Ltd. (d)	57,873	440,926

Commercial Services (0.1%)
Brambles Industries Ltd. (d)	148,947	914,985
Mayne Nickless Ltd. (d)	100,202	273,555

		1,188,540

Computer Software/ Services (0.0%)
Computershare Ltd. (d)	2,232	8,848

Consumer Products (0.0%)
Pacific Brands Ltd. (d)	2,238	3,848

Diversified (0.2%)
Futuris Corp. Ltd. (d)	66,271	98,058
Orica Ltd. (d)	14,935	184,076
Patrick Corp. Ltd. (d)	57,408	245,200
Wesfarmers Ltd. (d)	41,714	1,174,628

		1,701,962

Energy (0.2%)
Australian Gas and Light Co. Ltd. (d)	37,596	421,518
Origin Energy Ltd. (d)	39,187	215,162
Santos Ltd. (d)	74,098	538,332
Woodside Petroleum Ltd. (d)	67,177	1,240,246

		2,415,258

Entertainment (0.1%)
TABCORP Holdings Ltd. (d)	58,982	716,687

Financial Services (0.0%)
Australian Stock Exchange Ltd. (d)	463	7,225
Perpetual Trustees Australia Ltd. (d)	160	6,464

		13,689

Food Products (0.2%)
Coles Myer Ltd. (d)	147,984	993,390
Woolworths Ltd. (d)	125,411	1,503,321

		2,496,711

Food/ Beverage (0.0%)
Coca-Cola Amatil Ltd. (d)	53,443	346,282

Healthcare (0.0%)
Cochlear Ltd. (d)	14,207	341,839

Industrial (0.1%)
BHP Steel Ltd. (d)	84,051	505,407
OneSteel Ltd. (d)	121,136	207,355

		712,762

Insurance (0.3%)
AMP Ltd. (d)	212,823	1,122,339
AXA Asia Pacific Holdings Ltd. (d)	163,563	546,829
Insurance Australia Group Ltd. (d)	192,551	916,336
QBE Insurance Group Ltd. (d)	88,201	1,031,476

		3,616,980

Investment Company (0.1%)
Macquarie Infrastructure Group (d)	266,247	758,400

Manufacturing (0.0%)
Ansell Ltd. (d)	21,093	154,326

Medical & Medical Services (0.0%)
Sonic Healthcare Ltd. (d)	1,126	10,428

Metals & Mining (0.3%)
Newcrest Mining Ltd. (d)	37,713	439,547
Rio Tinto Ltd. (d)	44,099	1,434,416

2005 Semiannual Report 55

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

AUSTRALIA (continued)
Metals & Mining (continued)
WMC Ltd. (d)	139,860	$632,194
WMC Resources Ltd. (d)	184,609	1,149,060

		3,655,217

Minerals (0.5%)
BHP Billiton Ltd. (d)	456,446	5,774,075
Iluka Resources Ltd. (d)	25,953	118,819

		5,892,894

Multimedia (0.0%)
Publishing & Broadcasting Ltd. (d)	26,129	292,312

Paper Products (0.1%)
Amcor Ltd. (d)	135,692	688,317
Paperlinx Ltd. (d)	37,495	83,228

		771,545

Pharmaceuticals (0.1%)
CSL Ltd. (d)	22,877	566,513

Printing & Publishing (0.0%)
John Fairfax Holdings Ltd. (d)	177,108	526,467

Property Trust (0.5%)
Centro Properties Group (d)	64,033	257,487
Commonwealth Property Office Fund (d)	150,868	149,299
DB RREEF Trust (d)	122,775	125,924
Gandel Retail Trust (d)	181,583	225,232
Gandel Retail Trust (New) (b) (d)	186	227
General Property Trust (d)	312,427	900,260
ING Industrial Fund (d)	2,152	3,464
Investa Property Group (d)	203,122	327,566
Macquarie Goodman Group (d)	27,708	85,458
Mirvac Group (d)	119,864	393,597
Stockland (New) (b) (d)	3,763	16,954
Stockland Trust Group (d)	119,005	543,840
Westfield Group (d)	162,977	2,070,785

		5,100,093

Public Thoroughfares (0.0%)
Transurban Group (d)	66,751	388,296

Real Estate (0.1%)
Lend Lease Corp. Ltd. (d)	64,187	599,819

Retail (0.0%)
Harvey Norman Holdings Ltd. (d)	33,787	65,310

Telecommunications (0.1%)
Telstra Corp. Ltd. (d)	285,476	1,080,518

Transportation (0.0%)
Toll Holdings Ltd. (d)	40,739	404,873

		54,769,735

AUSTRIA (0.3%)
Airports (0.0%)
Flughafen Wien AG (d)	25	1,621

Banks (0.1%)
Bank Austria Creditanstalt (d)	4,234	391,001
Ersete Bank Der Oesterreichischen Sparkassen AG (d)	15,355	745,063

		1,136,064

Building & Construction (0.0%)
Wienerberger AG (d)	8,964	379,715

Energy (0.1%)
OMV AG (d)	2,030	625,296

Industrial (0.0%)
VA Technologie AG (b) (d)	3,852	307,805

Manufacturing (0.0%)
RHI AG (b) (d)	5,844	166,717

Paper Products (0.0%)
Mayr-Melnhof Karton AG (d)	15	2,236

Real Estate (0.0%)
Immofinanz Immobilien Anlagen AG (b) (d)	7,790	70,833

Steel (0.0%)
Boehler-Uddeholm AG (d)	1,533	197,897
Voest-Alpine AG (d)	1,961	132,659

		330,556

Telecommunications (0.1%)
Telekom Austria AG (d)	40,771	782,756

Utilities (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG (d)	33	8,244

		3,811,843

56 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

BELGIUM (1.4%)
Banks (0.7%)
Dexia (d)	69,690	$1,603,351
Fortis (d)	142,573	3,969,120
KBC Bankverzekeringsholding (d)	24,063	1,904,101

		7,476,572

Brewery (0.1%)
Interbrew (d)	19,181	612,264

Chemicals (0.1%)
Solvay SA (d)	5,603	637,165

Consumer Cyclicals (0.0%)
D’ Ieteren NV (d)	323	71,289

Diversified (0.1%)
Groupe Bruxelles Lambert SA (d)	7,933	714,467

Electronics (0.0%)
Barco NV (d)	2,459	188,551

Food Products (0.0%)
Colruyt NV (d)	1,132	170,970

Manufacturing (0.0%)
Bekaert SA (d)	48	3,700

Metals (0.0%)
Umicore (d)	5,519	477,035

Pharmaceuticals (0.1%)
Omega Pharma SA (d)	2,857	154,432
UCB SA (d)	12,529	609,020

		763,452

Photographic Products (0.0%)
AGFA Gevaert NV (d)	13,558	442,697

Real Estate (0.0%)
Cofinimmo (d)	660	111,449

Retail (0.1%)
Delhaize Le Lion SA (d)	10,715	707,702

Telecommunications (0.1%)
Belgacom SA (d)	22,135	847,773
Mobistar SA (b) (d)	1,419	120,922

		968,695

Transportation (0.0%)
Compagnie Maritime Belge SA (d)	5,335	200,561
Euronav SA (d)	5,335	180,448

		381,009

Utilities (0.1%)
Electrabel SA (d)	3,168	1,473,194

		15,200,211

DENMARK (0.8%)
Airports (0.0%)
Kobenhavns Lufthavne A/ S (d)	23	5,140

Banks (0.3%)
Danske Bank AS (d)	57,484	1,684,011

Brewery (0.0%)
Carlsberg AG (d)	5,617	275,887

Commercial Services (0.1%)
ISS International Service System AS (d)	9,706	775,910

Electronics (0.0%)
Bang & Olufsen AS (d)	2,558	161,836
Vestas Wind Systems AS (b) (d)	24,989	316,008

		477,844

Food Products (0.0%)
Danisco AS (d)	7,855	522,584
East Asiatic Co. Ltd. (d)	70	4,154

		526,738

Healthcare (0.0%)
Coloplast AS (d)	3,108	178,986

Insurance (0.0%)
Topdanmark AS (b) (d)	2,650	188,232

Medical Products (0.0%)
William Demant Holding AS (b) (d)	123	5,855

Pharmaceuticals (0.1%)
H. Lunbeck AS (d)	2,165	50,950
Novo Nordisk AS, Class B (d)	27,866	1,408,980
Novozymes AS, Class B (d)	2,868	139,626

		1,599,556

Security Services (0.0%)
Group 4 Securicor PLC (b) (d)	85,993	213,276

2005 Semiannual Report 57

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

DENMARK (continued)
Telecommunications (0.2%)
GN Store Nord AS (GN Great Nordic) (d)	39,917	$418,238
TDC AS (d)	29,560	1,262,496

		1,680,734

Transportation (0.1%)
Dampskibsselskabet Svendborg AS (d)	108	954,122
DSV, De Sammensluttede Vognmaend (b) (d)	2,592	197,723

		1,151,845

		8,764,014

FINLAND (1.4%)
Computer Software & Services (0.0%)
TietoEnator Oyj (d)	9,569	289,476

Energy (0.0%)
Neste Oil Oyj (b) (d)	11,283	252,083

Financial Services (0.1%)
Sampo Insurance Co. Oyj (d)	52,276	729,389

Food Products (0.0%)
Kesko Oyj (d)	6,931	166,569

Industrial (0.0%)
Metso Oyj (d)	11,767	212,756

Insurance (0.0%)
Pohjola Group PLC, Class D (d)	3,726	47,872

Machinery & Equipment (0.1%)
KCI Konecranes Oyj (d)	3,952	155,310
Kone Corporation, Class B (b) (d)	5,592	425,033

		580,343

Manufacturing (0.0%)
Amer Group Ltd. (d)	6,545	108,239
Uponor Oyj (d)	6,861	136,191
Wartsila Corp. (d)	234	6,175

		250,605

Metal Fabricate - Hardware (0.0%)
Rautaruukki Oyj (d)	19,196	245,319

Metals (0.0%)
Outokumpu Oyj (d)	3,277	46,060

Oil & Gas (0.1%)
Fortum Oyj (d)	45,130	683,629

Paper Products (0.2%)
Stora Enso Oyj (d)	71,732	950,923
UPM-Kymmene Oyj (d)	72,180	1,437,305

		2,388,228

Pharmaceuticals (0.0%)
Orion Oyj (d)	8,093	137,116

Telecommunications (0.9%)
Elisa Oyj (d)	5,885	84,110
Nokia Oyj (d)	554,328	8,839,340

		8,923,450

Tire & Rubber (0.0%)
Nokian Renkaat Oyj (d)	20,780	347,636

		15,300,531

FRANCE (8.8%)
Advertising (0.0%)
Publicis Groupe SA (d)	11,862	339,495

Aerospace & Defense (0.1%)
European Aeronautic Defence and Space Co. (d)	28,024	798,520
Societe Nationale d’Etude et de Construction de Moteurs d’Avion (b) (d)	1,800	42,563
Thales SA (d)	14,237	577,974
Zodiac SA (d)	4,295	208,982

		1,628,039

Airlines (0.0%)
Air France (d)	9,879	155,747

Apparel (0.0%)
Hermes International (d)	238	45,389

Automotive (0.3%)
PSA Peugeot Citroen (d)	23,035	1,365,532
Renault SA (d)	21,698	1,818,902
Valeo SA (d)	10,044	439,458

		3,623,892

Banks (1.2%)
Banque Nationale de Paris (d)	93,671	6,182,256
Credit Agricole SA (d)	73,071	1,894,666
Societe BIC SA (d)	257	13,902
Societe Generale (d)	41,794	4,167,145

		12,257,969

58 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Building & Construction (0.4%)
Compagnie Francaise d’Etudes et de Construction Technip SA (d)	3,479	$590,959
Imerys SA (b) (d)	850	60,734
Lafarge SA (d)	22,660	2,062,365
Vinci SA (d)	10,878	1,635,112

		4,349,170

Chemicals (0.2%)
L’Air Liquide SA (d)	13,067	2,337,814

Computer Software & Services (0.1%)
Atos Origin SA (b) (d)	4,906	296,604
Business Objects SA (b) (d)	13,434	349,066
Cap Gemini SA (b) (d)	19,977	625,320
Dassault Systems SA (d)	4,166	195,134

		1,466,124

Cosmetics/ Personal Care (0.2%)
L’Oreal SA (d)	34,290	2,464,082

Electronics & Electrical Equipment (0.3%)
Alstom (b) (d)	481,058	373,345
Sagem SA (d)	10,947	224,995
Schneider Electric SA (d)	28,240	2,035,722
Thomson Multimedia (d)	33,848	835,747

		3,469,809

Energy (1.5%)
TotalFinaElf SA (d)	66,947	14,889,310

Entertainment (0.3%)
Vivendi Universal SA (b) (d)	113,601	3,399,365

Financial Services (0.1%)
Pernod Ricard SA (d)	7,623	1,155,519

Food Products (0.5%)
Carrefour SA (d)	63,341	3,076,766
Casino Guichard Perrachon SA (d)	3,184	235,956
Groupe Danone (b) (d)	29,152	2,730,191

		6,042,913

Healthcare (1.1%)
Essilor International SA (d)	14,880	1,062,475
Sanofi-Synthelabo SA (d)	113,183	10,024,241

		11,086,716

Hotels & Lodging (0.1%)
Accor SA (d)	28,855	1,320,670

Insurance (0.4%)
Axa (d)	176,394	4,406,377
CNP Assurances (d)	1,329	90,196

		4,496,573

Manufacturing (0.3%)
Compagnie de Saint-Gobain (d)	36,438	2,059,489
Compagnie Generale des Etablissements Michelin (d)	20,405	1,237,802

		3,297,291

Printing & Publishing (0.1%)
Lagardere S.C.A. (d)	18,818	1,361,083

Public Thoroughfares (0.0%)
Autoroutes du Sud de la France (d)	3,788	195,533

Real Estate (0.1%)
Gecina SA (d)	3,928	446,246
Klepierre (d)	2,106	202,369
Unibail SA (d)	6,204	764,117

		1,412,732

Restaurants (0.0%)
Sodexho Alliance SA (d)	14,707	491,765

Retail (0.1%)
Pinault-Printemps-Redoute SA (d)	10,234	1,007,899

Telecommunications (1.0%)
Alcatel SA (b) (d)	133,630	1,438,553
Bouygues SA (d)	25,190	1,003,963
France Telecom SA (d)	171,249	5,035,282
LVMH Moet Louis Vuitton Hennessy SA (d)	27,510	1,944,762

		9,422,560

Television (0.0%)
Societe Television Francaise 1 (d)	14,839	420,957

Utilities (0.4%)
Suez SA (d)	101,455	2,776,118
Veolia Environnement (d)	42,929	1,621,920

		4,398,038

		96,536,454

GERMANY (7.8%)
Airlines (0.1%)
Lufthansa AG (b) (d)	42,709	553,146

2005 Semiannual Report 59

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GERMANY (continued)
Apparel (0.2%)
Adidas AG (d)	7,172	$1,117,715
Puma AG (d)	2,916	673,465

		1,791,180

Automotive (0.7%)
DaimlerChrysler AG (d)	99,906	3,960,042
Deutsche Post AG (d)	62,600	1,468,834
Porsche AG (d)	1,341	869,008
Volkswagen AG (d)	29,453	1,227,304

		7,525,188

Banks (0.8%)
Bayerische Vereins AG (b) (d)	83,284	1,983,936
Commerzbank AG (b) (d)	61,811	1,353,317
Deutsche Bank AG (d)	58,219	4,746,165
Hypo Real Estate Holding AG (b) (d)	14,991	621,326

		8,704,744

Building & Construction (0.0%)
HeidelbergCement AG (b) (d)	284	15,940

Chemicals (0.9%)
BASF AG (d)	124,695	8,161,516
Bayer AG (d)	79,975	2,646,303
Henkel KGaA (d)	6,702	577,131

		11,384,950

Computer Software & Services (0.3%)
Sap AG (d)	23,218	3,663,887

Construction Materials & Supplies (0.0%)
HeidelbergCement AG (d)	4,973	288,874

Electronics & Electrical Equipment (0.0%)
Epcos AG (b) (d)	5,705	65,078

Financial Services (0.1%)
Deutsche Boerse AG (d)	16,646	1,253,197
MLP AG (d)	2,953	47,327

		1,300,524

Food Products (0.0%)
Suedzucker AG (d)	205	3,772

Healthcare (0.0%)
Fresenius Medical Care AG (d)	2,224	177,316

Hotels & Lodging (0.1%)
Preussag AG (d)	22,863	550,911

Industrial (0.8%)
Linde AG (d)	9,581	634,516
MAN AG (d)	23,284	981,370
Siemens AG (d)	94,462	6,962,060

		8,577,946

Insurance (0.8%)
Allianz AG (d)	35,816	4,318,793
Muenchener	37,869	4,173,053
Rueckversicherungs-Gesellschaft AG (d)

		8,491,846

Manufacturing (0.1%)
Continental AG (d)	19,846	1,465,701

Metals & Mining (0.1%)
Thyssen Krupp AG (d)	38,526	712,367

Personal Care (0.0%)
Beiersdorf AG (d)	645	69,850

Pharmaceuticals (0.3%)
Altana AG (d)	9,112	570,981
Gehe AG (b) (d)	1,371	109,136
Merck KGaA (d)	7,384	562,366
Schering AG (d)	24,592	1,619,286

		2,861,769

Retail (0.1%)
Douglas Holding AG (d)	2,372	79,993
Karstadt AG (d)	25,598	247,179
Metro AG (d)	15,382	818,248

		1,145,420

Semiconductors (0.1%)
Infineon Technologies AG (b) (d)	74,993	626,369

Telecommunications (1.0%)
Deutsche Telecom AG (d)	596,974	11,298,297

Utilities (1.3%)
E.On AG (d)	139,062	11,797,030
RWE AG (d)	52,837	3,155,353

		14,952,383

		86,227,458

GREECE (0.6%)
Banks (0.4%)
Alpha Bank A.E. (d)	36,378	1,172,981
Commercial Bank of Greece SA (d)	3,042	93,449

60 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GREECE (continued)
Banks (continued)
Eurobank (d)	17,891	$541,585
National Bank of Greece SA (d)	40,326	1,355,722
Piraeus Bank SA (d)	17,078	289,649

		3,453,386

Beverages (0.0%)
Hellenic Bottling Co. SA (d)	5,706	154,257

Building & Construction (0.0%)
Hellenic Technodomiki Tev SA (d)	13,131	63,944
Technical Olympic SA (d)	12,569	73,449
Titan Cement Co. SA (b) (d)	253	8,033

		145,426

Casino & Gambling (0.1%)
Greek Organization of Football Prognostics (d)	21,109	553,385

Electric Utility (0.0%)
Public Power Corp. (b) (d)	12,074	322,794

Energy (0.0%)
Hellenic Petroleum SA (b) (d)	487	5,127

Hotels & Motels (0.0%)
Hyatt Regency Hotels and Tourism SA (d)	131	1,586

Metals & Mining (0.0%)
Viohalco, Hellenic Copper and Aluminum Industry SA (d)	376	2,820

Retail (0.0%)
Folli-Follie SA (d)	1,393	39,216
Germanos SA (d)	7,991	251,738
Hellenic Duty Free Shops SA (d)	5,509	94,561

		385,515

Telecommunications (0.1%)
Cosmote Mobile Telecommunications SA (d)	16,827	318,652
Hellenic Telecommunication Organization SA (d)	30,240	565,105
Intracom SA (d)	10,021	50,621

		934,378

Tobacco (0.0%)
Papastratos Cigarette Co. (b) (d)	5,006	116,613

		6,075,287

HONG KONG (1.6%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (d)	95,000	180,828

Banks (0.3%)
Bank of East Asia Ltd. (d)	185,400	543,883
BOC Hong Kong Holdings Ltd. (d)	457,600	867,893
Hang Seng Bank Ltd. (d)	89,900	1,231,357

		2,643,133

Broadcasting & Television (0.0%)
Television Broadcasts Ltd. (d)	16,000	80,529

Building & Construction (0.0%)
Cheung Kong Infrastructure Holdings Ltd. (d)	2,000	6,319

Chemicals (0.0%)
Kingboard Chemical Holdings Ltd. (d)	67,548	201,377

Distribution (0.1%)
Esprit Asia Holdings Ltd. (d)	101,000	752,465
Li & Fung Ltd. (d)	216,000	414,339

		1,166,804

Diversified Operations (0.1%)
Swire Pacific Ltd. (d)	115,000	958,576
Wharf (Holdings) Ltd. (The) (d)	80,000	267,197

		1,225,773

Electronics & Electrical Equipment (0.1%)
Hongkong Electric Holdings Ltd. (d)	163,000	744,987
Johnson Electric Holdings Ltd. (d)	172,600	154,064

		899,051

Financial Services (0.0%)
Hong Kong Exchanges & Clearing Ltd. (d)	170,000	414,484

Hotels & Motels (0.0%)
Shangri-La Asia Ltd. (d)	4,000	6,092

Industrial (0.2%)
Hutchison Whampoa Ltd. (d)	255,000	2,277,400

Manufacturing (0.0%)
Techtronic Industries Co. Ltd. (d)	41,370	92,011
Yue Yuen Industrial Holdings Ltd. (d)	35,000	99,161

		191,172

Printing & Publishing (0.0%)
South China Morning Post Ltd. (d)	4,000	1,885

Real Estate (0.6%)
Cheung Kong Holdings Ltd. (d)	203,000	1,919,067
Hang Lung Properties Ltd. (d)	381,000	585,806

2005 Semiannual Report 61

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

HONG KONG (continued)
Real Estate (continued)
Henderson Land Development Co. Ltd. (d)	82,300	$383,225
Hopewell Holdings Ltd. (d)	74,569	181,587
Hysan Development Co. Ltd. (d)	2,673	5,530
Kerry Properties Ltd. (d)	2,000	4,377
New World Developments Co. (d)	422,531	454,539
Sino Land Co. Ltd. (d)	304,000	285,861
Sun Hung Kai Properties Ltd. (d)	169,000	1,618,546

		5,438,538

Retail (0.0%)
Giordano International Ltd. (d)	169,200	117,580

Semiconductors (0.0%)
ASM Pacific Technology Ltd. (d)	18,800	76,543

Telecommunications (0.0%)
Hutchison Telecommunications International Ltd. (b) (d)	147,642	140,779
PCCW Ltd. (d)	400,700	236,468

		377,247

Transportation (0.0%)
MTR Corp. Ltd. (d)	22,214	35,379
Orient Overseas International (d)	25,747	124,551

		159,930

Utilities (0.2%)
CLP Holdings Ltd. (d)	207,100	1,174,201
Hong Kong & China Gas Co. Ltd. (d)	426,100	870,073

		2,044,274

		17,508,959

IRELAND (0.8%)
Airlines (0.0%)
Ryanair Holdings PLC (b) (d)	3,804	27,574

Banks (0.5%)
Allied Irish Banks PLC (d)	110,888	2,257,145
Bank of Ireland (d)	129,613	1,965,448
Depfa Bank PLC (b) (d)	31,954	491,953

		4,714,546

Building & Construction (0.3%)
CRH PLC (d)	70,074	1,746,050
Kingspan Group PLC (d)	23,725	265,036

		2,011,086

Consumer Products (0.0%)
Waterford Wedgewood PLC (b) (d)	496	23

Diversified (0.0%)
DCC PLC (d)	2,840	63,233

Financial Services (0.0%)
Irish Life & Permanent PLC (d)	30,942	518,283

Food Products (0.0%)
Fyffes PLC (d)	1,184	3,307
Greencore Group PLC (d)	42,284	173,944
Kerry Group PLC (d)	14,187	344,096

		521,347

Multimedia (0.0%)
Independent News & Media PLC (d)	2,840	8,995

Pharmaceuticals (0.0%)
Elan Corp. PLC (b) (d)	44,359	239,778

Retail (0.0%)
Grafton Group PLC (d)	39,058	445,829

Telecommunications (0.0%)
Eircom Group PLC (b) (d)	2,151	5,197

		8,555,891

ITALY (3.9%)
Aerospace & Defense (0.1%)
Finmeccanica SpA (d)	683,007	633,855

Apparel (0.0%)
Benetton Group SpA (d)	1,026	9,400

Automotive (0.1%)
Fiat SpA (b) (d)	98,825	655,060

Banks (1.2%)
Banc Monte Dei Paschi Di Seina SpA (d)	64,545	226,407
Banca Antonveneta SpA (b) (d)	36,519	1,221,439
Banca di Roma SpA (d)	210,954	1,129,754
Banca Intesa SpA (d)	52,176	225,671
Banca Nazionale del Lavoro (BNC) (b) (d)	270,190	851,194
Banche Popolari Unite Scrl (d)	35,064	741,997
Banco Popolare di Verona e Novara Scrl (d)	30,816	567,546
FinecoGroup SpA (d)	2,455	20,239
IntesaBci SpA (d)	361,398	1,725,972
Mediobanca SpA (d)	51,664	849,514
San Paolo IMI SpA (d)	147,524	2,184,784
UniCredito Italiano SpA (d)	560,804	3,140,074

		12,884,591

62 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

ITALY (continued)
Broadcasting & Television (0.1%)
Mediaset SpA (d)	91,166	$1,184,063

Building & Construction (0.0%)
Italcementi SpA (d)	310	5,035

Energy (0.7%)
Eni SpA (d)	309,112	7,773,979

Financial Services (0.1%)
Banca Fideuram SpA (d)	70,803	368,643
Mediolanum SpA (d)	40,463	262,482

		631,125

Gas - Transportation (0.1%)
Snam Rete Gas SpA (d)	150,117	843,198

Insurance (0.4%)
Alleanza Assicurazioni SpA (d)	53,527	636,068
Assicurazioni Generali SpA (d)	114,204	3,511,227
Riunione Adriatica di Sicurta SpA (d)	35,664	776,363

		4,923,658

Medical Products (0.0%)
Luxottica Group SA (d)	6,419	128,167

Multimedia (0.0%)
Seat Pagine Gialle SpA (b) (d)	185,042	71,517
Telecom Italia Media SpA (b) (d)	312,380	151,891

		223,408

Pharmaceuticals (0.0%)
Banca Popolare de Milano (d)	47,106	446,949

Printing & Publishing (0.0%)
Gruppo Editorale L’Espresso SA (d)	6,274	36,199

Public Thoroughfares (0.1%)
Autostrade SpA (d)	45,729	1,203,998

Publishing (0.0%)
Mondadori (Arnoldo) Editore SpA (d)	639	6,633

Restaurants (0.0%)
Autogrill SpA (b) (d)	13,233	186,204

Retail (0.0%)
Bulgari SpA (d)	15,477	168,001

Telecommunications (0.6%)
Telecom Italia Mobile SpA (d)	151,151	881,448
Telecom Italia SpA (d)	1,039,116	3,523,547
Telecom Italia SpA (d)	627,411	1,769,944
Tiscali SpA (b) (d)	69,571	205,673

		6,380,612

Tire & Rubber (0.0%)
Pirelli & C. SpA (d)	215,146	245,482

Utilities (0.4%)
Edison SpA (b) (d)	33,326	69,606
Enel SpA (d)	420,993	3,994,116
Terna SpA (d)	195,496	534,762

		4,598,484

		43,168,101

JAPAN (20.5%)
Advertising (0.1%)
Asatsu-DK, Inc. (d)	200	6,227
Dentsu, Inc. (d)	241	615,437

		621,664

Agriculture (0.1%)
Ajinomoto Co., Inc. (d)	85,000	1,020,452

Airline Services (0.1%)
All Nippon Airways Co. Ltd. (d)	58,000	187,779
Japan Airlines System Corp. (d)	78,000	221,592
Yamato Transport Co. Ltd. (d)	63,000	830,824

		1,240,195

Apparel (0.0%)
Fast Retailing Co. Ltd. (d)	4,300	254,088
Gunze Ltd. (d)	27,000	121,048
World Co. Ltd. (d)	300	9,945

		385,081

Audio/ Video Products (0.0%)
Yamaha Corp. (d)	19,000	280,070

Automotive (2.2%)
Aisin Seiki Co. Ltd. (d)	18,300	396,135
Denso Corp. (d)	54,400	1,287,685
Hino Motors Ltd. (d)	10,000	60,027
Honda Motor Co. Ltd. (d)	86,600	4,168,485
NGK Spark Plug Co. (d)	19,000	198,752
Nissan Motor Co. (d)	277,500	2,731,344
Nok Corp. (d)	7,000	182,608
Sanden Corp. (d)	36,000	170,182
Toyoda Gosei Co. Ltd. (d)	2,000	36,462

2005 Semiannual Report 63

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Automotive (continued)
Toyota Industries Corp. (d)	14,000	$388,569
Toyota Motor Co. Ltd. (d)	344,900	12,517,255
USS Co. Ltd. (d)	1,000	79,414
Yamaha Motor Co. Ltd. (d)	24,000	419,246

		22,636,164

Banks (1.9%)
77th Bank Ltd. (The) (d)	14,000	94,825
Bank of Fukuoka Ltd. (The) (d)	78,000	472,853
Bank of Yokohama Ltd. (The) (d)	191,000	1,092,409
Chiba Bank (d)	102,000	627,482
Daiwa Bank Holdings, Inc. (b) (d)	517,800	977,236
Gunma Bank Ltd. (d)	10,000	56,735
Hokugin Financial Group, Inc. (d)	125,000	355,440
Joyo Bank (d)	38,000	190,597
Mitsubishi Tokyo Financial Group, Inc. (d)	585	5,057,214
Mitsui Trust Holdings, Inc. (d)	70,000	694,484
Mizuho Financial Group, Inc. (d)	906	4,254,265
Shinsei Bank Ltd. (d)	209,000	1,133,309
Shizuoka Bank Ltd. (The) (d)	45,000	417,749
Sumitomo Mitsui Financial Group, Inc. (d)	501	3,234,353
Suruga Bank Ltd. (The) (d)	7,000	61,032
UFJ Holdings, Inc. (d)	470	2,470,679

		21,190,662

Beverages (0.0%)
Ito En Ltd. (d)	1,300	63,734
Takara Shuzo Co. Ltd. (d)	3,000	19,183
Yakult Honsha Co. Ltd. (d)	14,000	277,347

		360,264

Brewery (0.2%)
Asahi Breweries Ltd. (d)	64,000	811,822
Kirin Brewery Co. Ltd. (d)	57,000	552,293
Sapporo Holdings Ltd. (d)	66,000	308,332

		1,672,447

Broadcasting & Television (0.0%)
Fuji Television Network, Inc. (d)	149	314,352

Building & Construction (0.8%)
Asahi Glass Co. Ltd. (d)	87,700	971,756
Central Glass Co. Ltd. (d)	5,000	34,372
Daikin Industries Ltd. (d)	33,000	824,156
Daiwa House Industry Co. Ltd. (d)	67,000	751,486
Hitachi Construction Machinery Co. Ltd. (d)	23,000	295,728
Kajima Corp. (d)	116,000	440,508
Keio Teito Electric Railway Co. Ltd. (d)	63,200	356,437
Komatsu Ltd. (d)	133,000	936,660
Matsushita Electric Works Ltd. (d)	38,284	321,924
Nippon Sheet Glass Co. Ltd. (d)	44,000	179,962
Nippon Yusen Kabushiki Kaisha (d)	105,900	628,628
Nishimatsu Construction Co. Ltd. (d)	27,600	103,241
Obayashi Corp. (d)	66,500	388,203
Sanwa Shutter Corp. (d)	38,000	205,584
Sekisui House Ltd. (d)	69,000	728,593
Shimizu Corp. (d)	56,000	265,933
Sumitomo Osaka Cement Co. Ltd. (d)	41,400	104,648
Taiheiyo Cement Corp. (d)	115,000	321,369
Taisei Construction Corp. (d)	161,000	563,148
Toda Corp. (d)	44,000	216,460
Tostem Inax Holding Corp. (d)	19,000	342,362

		8,981,158

Chemicals (0.8%)
Asahi Kasei Corp. (d)	97,000	466,988
Daicel Chemical Industries Ltd. (d)	2,000	10,741
Dainippon Ink & Chemicals, Inc. (d)	4,000	10,865
Denki Kagaku Kogyo Kabushiki Kaisha (d)	2,000	6,882
Hitachi Chemical Co. Ltd. (d)	3,000	51,162
Ishihara Sangyo Kaisha Ltd. (d)	74,000	165,672
Kaneka Corp. (d)	42,000	457,489
Kansai Paint Co. Ltd. (d)	30,000	179,789
Kuraray Co. (d)	41,400	382,387
Mitsubishi Chemical Corp. (d)	251,000	796,328
Mitsubishi Gas Chemical Co. Ltd. (d)	7,000	34,173
Mitsui Chemicals, Inc. (d)	68,100	385,673
Nippon Kayaku Co. Ltd. (d)	20,000	112,563
Nippon Shokubai Co. Ltd. (d)	16,000	143,669
Nissan Chemical Industries Ltd. (d)	28,000	242,456
Nitto Denko Corp. (d)	19,610	1,069,607
Sekisui Chemical Co. Ltd. (d)	45,800	331,008
Shin-Etsu Chemical Co. Ltd. (d)	45,800	1,688,849
Showa Denko K.K. (d)	136,000	344,443
Sumitomo Bakelite Co. Ltd. (d)	24,000	149,449
Sumitomo Chemical Co. Ltd. (d)	160,200	817,263
Toray Industries, Inc. (d)	141,000	628,575
Tosoh Corp. (d)	92,000	432,083
Ube Industries Ltd. (d)	195,000	390,641

		9,298,755

Commercial Services (0.2%)
Goodwill Group, Inc. (d)	88	175,454
Nichii Gakkan Co. (d)	8,100	231,901
NTT Data Corp. (d)	90	276,199
Secom Co. (d)	29,000	1,155,875
TIS, Inc. (d)	4,900	177,364

		2,016,793

64 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Computer Hardware (0.4%)
Fujitsu Ltd. (d)	177,000	$971,934
NEC Corp. (d)	237,000	1,303,077
NEC Electronics Corp. (d)	5,200	234,812
Toshiba Corp. (d)	378,000	1,546,410

		4,056,233

Computer Software & Services (0.4%)
Capcom Co. Ltd. (d)	12,800	133,867
CSK Corp. (d)	8,400	319,936
Fuji Soft ABC, Inc. (d)	5,400	158,698
Hitachi Software Engineering Co. Ltd. (d)	3,300	58,355
Konami Co. Ltd. (d)	9,700	207,439
Meitec Corp. (d)	4,000	132,397
Net One Systems Co. Ltd. (d)	72	182,301
Nomura Research Institute Ltd. (d)	2,500	238,077
OBIC Co. Ltd. (d)	100	18,233
Oracle Corp. (d)	1,100	47,964
Rakuten, Inc. (d)	693	581,590
Softbank Corp. (d)	28,600	1,148,639
Trend Micro, Inc. (d)	13,500	487,920
Yahoo! Japan Corp. (d)	198	443,695
Yahoo! Japan Corp. (W/ I) (b) (d)	165	369,885

		4,528,996

Consumer Products (0.0%)
Bandai Co. Ltd. (d)	2,700	61,577
Onward Kashiyama Co. Ltd. (d)	10,000	128,436

		190,013

Containers (0.0%)
Toyo Seikan Kaisha Ltd. (d)	15,200	278,315

Cosmetics & Toiletries (0.0%)
Kanebo Ltd. (b) (d)	16,000	108,908
Uni-Charm Corp. (d)	6,400	286,098

		395,006

Electric Utilities (0.0%)
Alps Electric Co. Ltd. (d)	24,000	375,110

Electronics & Electrical Equipment (3.0%)
Anritsu Corp. (d)	21,000	125,642
Canon, Inc. (d)	98,100	5,103,491
Casio Computer Co. Ltd. (d)	36,000	491,441
Dainippon Screen Manufacturing Co. Ltd. (d)	44,000	297,396
Fuji Electric Holdings Co. Ltd. (d)	2,000	5,984
Fujikura Ltd. (d)	47,000	203,326
Furukawa Electric Co. Ltd. (b) (d)	81,300	358,709
Hirose Electric Co. Ltd. (d)	3,400	347,666
Hitachi Ltd. (d)	351,000	2,060,101
Hoya Corp. (d)	12,700	1,326,231
Keyence Corp. (d)	3,180	701,717
Kyocera Corp. (d)	19,700	1,436,495
Mabuchi Motor Co. Ltd. (d)	3,100	186,047
Matsushita Electric Industrial Co. Ltd. (d)	253,902	3,714,652
Mitsumi Electric Co. Ltd. (d)	17,000	186,053
Murata Manufacturing Co. (d)	27,100	1,343,562
NGK Insulators Ltd. (d)	22,000	225,698
Nidec Corp. (d)	5,400	634,072
Nintendo Co. (d)	12,700	1,441,062
Omron Corp. (d)	17,000	371,527
Pioneer Electronic Corp. (d)	29,200	497,101
Ricoh Co. Ltd. (d)	66,900	1,064,698
Sanyo Electric Co. (d)	172,200	499,036
Sharp Corp. (d)	119,000	1,853,766
Sony Corp. (d)	119,700	4,420,090
Stanley Electric Co. Ltd. (d)	23,000	373,284
Sumitomo Electric Industries Ltd. (d)	59,000	613,816
Taiyo Yuden Co. Ltd. (d)	28,000	289,100
TDK Corp. (d)	15,800	1,100,780
Uniden Corp. (d)	11,000	220,738
Ushio, Inc. (d)	3,000	57,898
Yokogawa Electric Co. Ltd. (d)	44,000	572,161

		32,123,340

Energy (0.1%)
Inpex Corp. (d)	2	11,013
Nippon Oil Co. Ltd. (d)	148,000	1,044,565
Teikoko Oil Co. Ltd. (d)	59,000	424,637
TonenGeneral Sekiyu K.K. (d)	11,000	117,580

		1,597,795

Engineering (0.1%)
COMSYS Holdings Corp. (d)	23,227	199,344
Mitsui Engineering & Shipbuilding Co. Ltd. (d)	161,000	347,956
Takuma Co. Ltd. (d)	7,100	57,509

		604,809

Entertainment (0.0%)
Namco Ltd. (d)	600	8,043
Sankyo Co. Ltd. (d)	2,200	108,520
Toho Co. Ltd. (d)	3,100	49,027

		165,590

Financial Services (1.0%)
Acom Co. Ltd. (d)	8,200	527,199
Aeon Credit Service Co. Ltd. (d)	2,700	178,394
Aiful Corp. (d)	3,950	293,952
Aiful Corp. (b) (d)	1,967	143,542
Credit Saison Co. (d)	24,200	825,034

2005 Semiannual Report 65

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Financial Services (continued)
Daiwa Securities Ltd. (d)	169,000	$1,070,053
Hitachi Capital Corp. (d)	200	3,791
Itochu Techno-Science Corp. (d)	600	19,204
JAFCO Co. Ltd. (d)	1,200	68,912
Nikko Securities Co. Ltd. (d)	219,000	1,021,726
Nomura Securities Co. (d)	235,000	2,990,265
Orix Corp. (d)	9,900	1,344,228
Promise Co. Ltd. (d)	7,550	487,361
Sumitomo Trust & Banking Co. Ltd. (d)	130,000	810,930
Takefuji Corp. (d)	15,180	961,759

		10,746,350

Food Products (0.3%)
Ariake Japan Co. Ltd. (d)	6,700	166,348
Japan Tobacco, Inc. (d)	132	1,700,266
Katokichi Co. Ltd. (d)	400	2,992
Katokichi Co. Ltd. (b) (d)	153	1,153
Kikkoman Corp. (d)	23,000	221,230
Kita Kyushu Coca-Cola (d)	200	4,597
Meiji Seika Kaisha Ltd. (d)	8,000	38,380
Nichirei Corp. (d)	2,000	7,384
Nippon Meat Packers, Inc. (d)	30,000	377,615
Nisshin Seifun Group, Inc. (d)	19,700	204,874
Nissin Food Products Co. Ltd. (d)	11,000	291,863
Q.P. Corp. (d)	11,800	106,218
Snow Brand Milk Products Co. Ltd. (b) (d)	42,000	131,151

		3,254,071

Furniture & Furnishings (0.0%)
Kokuyo Co. Ltd. (d)	200	2,582

Healthcare (0.1%)
Terumo Corp. (d)	23,100	685,193

Holding Companies - Diversified (0.2%)
JFE Holdings, Inc. (d)	64,500	1,790,041

Household Products (0.2%)
Kao Corp. (d)	75,000	1,735,449
Shiseido Co. Ltd. (d)	43,000	547,610
Toto Ltd. (d)	38,000	323,838

		2,606,897

Import/ Export (0.5%)
Itochu Corp. (d)	118,000	581,503
Marubenii Corp. (d)	201,000	655,276
Mitsubishi Corp. (d)	117,000	1,603,486
Mitsui & Co. Ltd. (d)	168,000	1,594,708
Sojitz Holdings Corp. (b) (d)	61,567	298,588
Sumitomo Corp. (d)	121,000	1,025,545

		5,759,106

Industrial (0.6%)
Ebara Corp. (d)	29,500	118,444
Fanuc Co. Ltd. (d)	17,000	1,000,657
JGC Corp. (d)	31,000	316,645
Kawasaki Heavy Industries Ltd. (d)	165,000	318,758
Kubota Corp. (d)	76,000	391,960
Minebea Co. Ltd. (d)	54,000	214,434
Mitsubishi Heavy Industries Ltd. (d)	348,700	926,380
Nippon Steel Corp. (d)	853,000	2,161,530
SMC Corp. (d)	6,600	693,435
THK Co. Ltd. (d)	13,300	249,121

		6,391,364

Insurance (0.5%)
Millea Holdings, Inc. (d)	181	2,467,276
Mitsui Sumito Insurance Co. (d)	170,300	1,547,001
T&D Holdings, Inc (d)	21,850	1,078,682
Yasuda Fire & Marine Insurance Co. Ltd. (d)	89,900	871,654

		5,964,613

Manufacturing (0.3%)
Amada Co. Ltd. (d)	36,000	222,511
Amano Corp. (d)	13,000	142,555
Ishikawajima-Harima Heavy Industries Co. Ltd. (b) (d)	226,000	369,686
JSR Corp. (d)	31,000	626,470
Kobe Steel Ltd. (d)	164,000	296,949
Komori Corp. (d)	10,000	153,991
Koyo Seiko Co. Ltd. (d)	13,000	176,162
Makita Corp. (d)	2,000	37,784
Nisshin Steel Co. Ltd. (d)	115,000	295,800
NTN Corp. (d)	47,200	250,119
Rinnai Corp. (d)	200	5,129
Shimano, Inc. (d)	2,400	79,753
Sumitomo Heavy Industries Ltd. (d)	72,000	291,010

		2,947,919

Metals & Mining (0.3%)
Dowa Mining Co. Ltd. (d)	31,600	206,772
Mitsubishi Material Corp. (d)	188,000	435,294
Mitsui Mining & Smelting Co. Ltd. (d)	84,000	360,708
Nippon Light Metal Co. Ltd. (d)	2,000	5,099
Nippon Minings Holdings, Inc. (d)	104,000	629,347
NSK Ltd. (d)	49,800	246,069

66 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Metals & Mining (continued)
Sumitomo Metal & Mining Corp. (d)	78,000	$549,281
Sumitomo Metal Industries Ltd. (d)	543,000	962,222

		3,394,792

Multimedia (0.0%)
Tokyo Broadcasting System, Inc. (d)	3,900	74,141

Office Equipment & Supplies (0.0%)
Seiko Epson Corp. (d)	12,400	429,528

Paper Products (0.1%)
Nippon Unipac Holding (d)	65	279,257
Oji Paper Ltd. (d)	115,000	613,827

		893,084

Personal Care (0.0%)
Aderans Co. Ltd. (d)	3,800	91,110

Pharmaceuticals (1.2%)
Alfresa Holdings Corp. (d)	3,900	176,387
Chugai Pharmaceutical Ltd. (d)	52,400	818,449
Daiichi Pharmaceuticals Co. (d)	30,000	694,380
Eisai Co. (d)	30,000	999,756
Kaken Pharmaceutical Co. Ltd. (d)	29,000	208,217
Kyowa Hakko Kogyo Co. Ltd. (d)	20,000	148,023
MEDICEO Holdings Co. Ltd. (d)	400	5,020
Sankyo Co. (d)	45,500	948,232
Shionogi & Co. (d)	49,400	686,660
Suzuken Co. Ltd. (d)	1,300	35,341
Taisho Pharmaceutical Co. Ltd. (d)	9,000	192,685
Takeda Chemical Industries Ltd. (d)	114,300	5,563,466
Yamanouchi Pharmaceutical Co. Ltd. (d)	76,114	2,756,559

		13,233,175

Photographic Products (0.4%)
Fuji Photo Film Ltd. (d)	65,000	2,144,616
Konica Corp. (d)	69,900	671,445
Nikon Corp. (d)	33,800	354,253
Olympus Optical Co. Ltd. (d)	36,000	727,576

		3,897,890

Printing & Publishing (0.2%)
Dai Nippon Printing Co. Ltd. (d)	80,000	1,282,504
Toppan Printing Co. Ltd. (d)	85,000	926,793

		2,209,297

Railroads (0.5%)
Central Japan Railway Co. (d)	86	707,205
East Japan Railway Co. (d)	444	2,310,780
Keihin Electric Express Railway Co. Ltd. (d)	12,000	72,985
Kinki Nippon Railway Co. Ltd. (d)	113,000	350,829
Odakyu Electric Railway Co. Ltd. (d)	90,000	519,241
Tobu Railway Co. Ltd. (d)	45,000	168,605
West Japan Railway Co. (d)	238	885,068

		5,014,713

Real Estate (0.4%)
Daito Trust Construction Co. Ltd. (d)	7,700	307,564
Japan Real Estate Investment Corp. (d)	21	173,261
Japan Retail Fund Investment Corp. (d)	39	316,958
MDI Corp. (d)	21,375	326,389
Mitsubishi Estate Co. (d)	117,600	1,265,026
Mitsui Fudosan Co. Ltd. (d)	84,700	945,418
Nippon Building Fund, Inc. (d)	53	475,206
Sumitomo Realty & Development Co. Ltd. (d)	61,000	694,188
Tokyu Land Corp. (d)	81,000	334,565

		4,838,575

Resorts & Theme Parks (0.0%)
Oriental Land Co. Ltd. (d)	3,000	188,480

Restaurants (0.0%)
Saizeriya Co. Ltd. (d)	6,600	88,585
Skylark Co. Ltd. (d)	1,500	24,906

		113,491

Retail (0.7%)
Aeon Co. Ltd. (d)	74,000	1,147,003
Aoyama Trading Co., Inc. (d)	1,600	41,878
Autobacs Seven Co. Ltd. (d)	200	6,505
Circle K Sunkus Co. Ltd. (d)	195	4,690
Citizen Watch Co. Ltd. (d)	51,000	464,530
Daimaru, Inc. (The) (d)	8,000	70,338
FamilyMart Co. Ltd. (d)	7,300	226,426
Isetan Co. Ltd. (d)	36,000	428,992
Ito Yokado Co. (d)	47,000	1,619,201
Lawson, Inc. (d)	4,100	159,014
Marui Co. (d)	54,000	690,814
Matsumotokiyoshi Co. Ltd. (d)	6,100	172,443
Mitsukoshi Ltd. (d)	31,300	147,225
Ryohin Keikaku Co. Ltd. (d)	4,500	226,656
Seven-Eleven Japan Co. Ltd. (d)	39,700	1,118,862
Shimachu Co. Ltd. (d)	4,200	107,499
Shimamura Co. Ltd. (d)	2,200	181,730
Takashimaya Co. (d)	49,000	435,029
Tokyo Style Co. (d)	5,000	54,917
Uny Co. Ltd. (d)	13,600	157,473
Yamada Denki Co. Ltd. (d)	14,300	683,511

		8,144,736

2005 Semiannual Report 67

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Schools (0.0%)
Benesse Corp. (d)	2,700	$87,529

Semiconductors (0.3%)
Advantest Corp. (d)	10,300	722,429
Rohm Co. (d)	13,000	1,222,784
Tokyo Electron Ltd. (d)	22,000	1,130,433

		3,075,646

Telecommunications (0.6%)
Nippon Telegraph & Telephone Corp. (d)	626	2,622,973
NTT Docomo, Inc. (d)	2,274	3,521,851
Oki Electric Industry Co. Ltd. (d)	74,000	275,865

		6,420,689

Textile Products (0.1%)
Mitsubishi Rayon Co. Ltd. (d)	57,000	214,838
Nisshinbo Industries, Inc. (d)	19,600	152,691
Teijin Ltd. (d)	116,000	524,510
Toyobo Co. Ltd. (d)	116,000	272,747

		1,164,786

Tire & Rubber (0.1%)
Bridgestone Corp. (d)	74,100	1,421,363

Toys (0.1%)
Sega Sammy Holdings, Inc. (d)	10,900	638,795

Transportation (0.3%)
Kamigumi Co. Ltd. (d)	14,000	109,435
Kawasaki Kisen Kaisha Ltd. (d)	88,000	573,198
Mitsubishi Logistics Corp. (d)	8,400	86,891
Mitsui O.S.K. Lines Ltd. (d)	145,000	913,467
Nippon Express Co. Ltd. (d)	142,500	690,330
Seino Transportation Co. Ltd. (d)	37,000	350,576
Tokyo Corp. (d)	111,400	539,260

		3,263,157

Utilities (1.1%)
Chubu Electric Power Co., Inc. (d)	69,400	1,663,370
Electric Power Development Co. Ltd. (d)	21,900	663,332
Hokkaido Electric Power Co., Inc. (d)	19,200	385,336
Kansai Electric Power, Inc. (d)	87,200	1,753,670
Kyushu Electric Power Co., Inc. (d)	37,200	797,840
Mitsubishi Electric Co. (d)	150,600	796,675
Osaka Gas Co. Ltd. (d)	187,000	588,467
Tohoku Electric Power Co. Ltd. (d)	36,300	700,632
Tokyo Electric Power Co. Ltd. (d)	152,100	3,651,563
Tokyo Gas Ltd. (d)	308,400	1,238,454

		12,239,339

		225,315,716

LUXEMBOURG (0.1%)
Steel (0.1%)
Arcelor (d)	71,089	1,441,485

NETHERLANDS (4.8%)
Banks (0.4%)
ABN Amro Holding NV (d)	201,945	4,897,434

Biotechnology (0.0%)
Qiagen NV (b) (d)	5,529	72,059

Business Services (0.0%)
Vedior NV (d)	9,495	146,065

Chemicals (0.2%)
Akzo Nobel NV (d)	28,065	1,150,915
DSM NV (d)	12,652	847,609

		1,998,524

Commercial Services (0.0%)
Randstad Holding NV (d)	1,427	57,960

Computer Service (0.0%)
Getronics NV (d)	221,680	354,971

Diversified (0.0%)
Hagemeyer NV (b) (d)	87,376	197,409
IHC Caland NV (d)	3,923	255,827

		453,236

Electronics & Electrical Equipment (0.5%)
Koninklijke Ahold NV (b) (d)	190,793	1,443,973
Philips Electronics NV (d)	157,804	3,915,102

		5,359,075

Energy (1.4%)
Royal Dutch Petroleum Co. (d)	249,007	14,533,538

Financial Services (0.7%)
Euronext NV (d)	17,308	570,365
ING Groep NV (d)	223,180	6,150,416

		6,720,781

Food Products (0.6%)
Heineken NV (d)	31,142	989,134
Koninklijke Numico NV (b) (d)	19,032	787,511
Unilever NV CVA (d)	72,201	4,647,448

		6,424,093

Insurance (0.2%)
Aegon NV (d)	167,302	2,097,721

68 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Printing & Publishing (0.2%)
Elsevier NV (d)	89,228	$1,284,683
Oce NV (d)	412	6,132
VNU NV (d)	30,558	861,431
Wolters Kluwer CVA (d)	31,939	568,337

		2,720,583

Real Estate (0.1%)
Corio NV (d)	4,824	258,270
Rodamco Europe NV (d)	2,573	194,116
Wereldhave NV (d)	1,758	173,607

		625,993

Semiconductors (0.2%)
ASML Holding NV (b) (d)	70,725	1,023,062
STMicroelectronics NV (d)	73,295	1,041,388

		2,064,450

Telecommunications (0.2%)
KPN NV (d)	274,498	2,290,264

Transportation (0.1%)
TPG NV (d)	53,518	1,453,142

		52,269,889

NEW ZEALAND (0.2%)
Airports (0.0%)
Auckland International Airport Ltd. (d)	37,929	55,199

Building & Construction (0.0%)
Fletcher Building Ltd. (d)	37,470	170,456

Entertainment (0.0%)
Sky City Entertainment Group Ltd. (d)	52,949	171,108

Financial Services (0.0%)
Tower Ltd. (b) (d)	39,998	52,456

Healthcare (0.0%)
Fisher & Paykel Industries Ltd. (d)	121,168	268,083

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (d)	37,864	77,140

Paper Products (0.0%)
Carter Holt Harvey Ltd. (d)	3,220	4,396

Retail (0.0%)
Warehouse Group Ltd. (The) (d)	16,386	44,887

Telecommunications (0.2%)
Telecom Corp. of New Zealand Ltd. (d)	238,970	1,062,669

Utilities (0.0%)
Contact Energy Ltd. (d)	1,137	5,931

Waste Disposal (0.0%)
Waste Management NZ Ltd. (d)	61,653	266,589

		2,178,914

NORWAY (0.7%)
Banks (0.1%)
DnB Holding ASA (d)	84,261	803,192

Chemicals (0.0%)
Yara International ASA (b) (d)	34,414	459,269

Energy (0.0%)
Petroleum Geo-Services ASA (b) (d)	70	4,232

Food Products (0.1%)
Orkla ASA (d)	22,178	742,757

Industrial (0.2%)
Norsk Hydro ASA (d)	19,691	1,567,841
Tomra Systems ASA (d)	51,388	188,535

		1,756,376

Insurance (0.0%)
Storebrand ASA (d)	27,177	203,395

Oil & Gas (0.2%)
Statoil ASA (d)	86,071	1,510,636
Stolt Offshore SA (b) (d)	22,993	169,439

		1,680,075

Paper Products (0.0%)
Norske Skogsindustrier ASA (d)	13,686	239,298

Printing & Publishing (0.0%)
Schibsted ASA (d)	212	5,049

Shipping (0.0%)
Frontline Ltd. (d)	8,368	367,282
Ship Finance International Ltd. (b) (d)	1,713	32,019

		399,301

2005 Semiannual Report 69

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NORWAY (continued)
Telecommunications (0.1%)
Tandberg ASA (d)	20,287	$207,659
Telenor ASA (d)	98,913	825,529

		1,033,188

		7,326,132

PORTUGAL (0.3%)
Automotive (0.0%)
Brisa-Auto Estradas SA (d)	22,024	175,721

Banks (0.1%)
Banco Commercial Portuguese SA (d)	241,177	648,961
Banco Espirito Santo SA (d)	2,616	44,203

		693,164

Building Products (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA (d)	27,513	152,260

Financial Services (0.0%)
BPI-SGPS SA (d)	37,103	149,350

Food Products (0.0%)
Jeronimo Martins SGPS SA (d)	22	337

Industrial (0.0%)
Sonae SGPS SA (b) (d)	187,675	299,062

Telecommunications (0.1%)
Portugal Telecom SA (b) (d)	112,002	1,233,296
PT Multimedia-Servicos de Telecomunicacoes e Multimedia (b) (d)	2,929	69,571

		1,302,867

Utilities (0.1%)
Electricidade de Portugal SA (d)	291,994	790,739

		3,563,500

SINGAPORE (0.8%)
Aerospace & Defense (0.0%)
Singapore Tech Engineering Ltd. (d)	45,000	68,139

Airlines (0.0%)
Singapore Airlines Ltd. (d)	35,000	239,794

Banks (0.4%)
Development Bank of Singapore Ltd. (d)	128,500	1,122,902
Oversea-Chinese Banking Corp. Ltd. (d)	134,000	1,098,648
United Overseas Bank Ltd. (d)	141,200	1,233,513

		3,455,063

Beverages (0.0%)
Fraser & Neave Ltd. (d)	7,721	73,261

Distribution - Wholesale (0.0%)
Jardine Cycle & Carriage Ltd. (d)	9,141	68,276

Diversified (0.1%)
Haw Par Corporation Ltd. (d)	36,226	114,962
Keppel Corp. (d)	102,000	668,658

		783,620

Engineering (0.0%)
SembCorp Industries Ltd. (d)	107,100	128,935

Finance (0.0%)
Singapore Exchange Ltd. (d)	84,300	95,705

Financial Services (0.0%)
Creative Technology Ltd. (d)	4,700	40,223

Healthcare (0.0%)
Parkway Holdings Ltd. (d)	239,000	242,651

Manufacturing (0.0%)
Venture Manufacturing Ltd. (d)	32,000	272,243

Printing & Publishing (0.1%)
Singapore Press Holdings Ltd. (d)	260,500	694,921

Property Trust (0.0%)
CapitaMall Trust (d)	2,000	2,665

Real Estate (0.1%)
Capitaland Ltd. (b) (d)	117,500	183,144
City Developments Ltd. (d)	109,000	459,868
United Overseas Land Ltd. (d)	152,000	206,333

		849,345

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (d)	266,000	155,374
ST Assembly Test Services Ltd. (b) (d)	123,000	75,407

		230,781

Shipping (0.0%)
Singapore Post Ltd. (d)	327,221	172,273

70 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SINGAPORE (continued)
Telecommunications (0.1%)
Datacraft Asia Ltd. (b) (d)	109,000	$102,571
Singapore Telecommunications Ltd. (d)	839,109	1,311,388

		1,413,959

Transportation (0.0%)
ComfortDelgro Corp. Ltd. (d)	202,220	214,786

		9,046,640

SPAIN (3.8%)
Advertising (0.0%)
Telefonica Publicidad e Informacion SA (d)	30,267	277,573

Airline Services (0.0%)
Iberia Lineas Aereas de Espana SA (d)	54,019	167,219

Banks (1.5%)
Banco Bilbao Vizcaya Argentaria SA (d)	396,171	6,136,676
Banco Popular Espanol SA (d)	25,210	1,572,514
Banco Santander Central Hispanoamericano SA (d)	680,449	7,926,740

		15,635,930

Broadcasting & Television (0.0%)
Antena 3 de Television SA (d)	10,996	215,569
Sogecable SA (b) (d)	6,417	239,805

		455,374

Building & Construction (0.1%)
Acciona SA (d)	2,926	252,104
ACS, Actividades de Construccion y Servicios SA (d)	34,050	830,381
Fomento De Construcciones Y Contrates SA (d)	3,651	197,174
Grupo Ferrovial SA (d)	4,050	230,650

		1,510,309

Computer Software & Services (0.0%)
Indra Sistemas SA (d)	23,297	403,250

Energy (0.3%)
Gamesa Corporacion Tecnologica SA (d)	16,006	207,057
Repsol SA (d)	118,741	3,011,625

		3,218,682

Food Products (0.2%)
Altadis SA (d)	40,066	1,697,956

Hotels & Lodging (0.0%)
NH Hoteles SA (d)	6,079	73,646

Insurance (0.0%)
Corporacion Mapfre SA (d)	15,188	225,890

Metals & Mining (0.0%)
Acerinox SA (d)	28,375	422,825

Multimedia (0.0%)
Promotora de Informaciones SA (Prisa) (d)	450	8,584

Pharmaceuticals (0.0%)
Zeltia SA (d)	2,938	24,398

Public Thoroughfares (0.0%)
Cintra Concesiones Infraestructuras de Transporte SA (d)	28,566	306,842

Railroads (0.1%)
Autopistas, Concesionaria Espanola SA (d)	29,607	650,622

Real Estate (0.0%)
Metrovacesa SA (d)	1,093	59,117
Vallehermoso SA (d)	8,302	139,625

		198,742

Retail (0.1%)
Industria de Diseno Textil SA (d)	25,170	747,023

Telecommunications (0.9%)
Telefonica SA (d)	518,486	8,814,820

Travel (0.0%)
Amadeus Global Travel Distribution SA (d)	39,695	371,683

Utilities (0.6%)
Endesa SA (d)	123,077	2,689,683
Gas Natural SA (d)	18,053	514,325
Iberdrola SA (d)	99,847	2,601,644
Union Electrica Fenosa SA (d)	24,514	735,145

		6,540,797

Water Utility (0.0%)
Aquas De Barcelona (d)	214	4,375

		41,756,540

2005 Semiannual Report 71

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWEDEN (2.3%)
Airlines (0.0%)
SAS AB (b) (d)	16,950	$150,624

Automotive (0.2%)
Scania AB, Class B (d)	11,984	464,969
Volvo AB, Class A (d)	5,568	217,324
Volvo AB, Class B (d)	26,841	1,087,115

		1,769,408

Banks (0.5%)
Nordea AB (d)	265,349	2,523,607
Skandiaviska Enskilda Banken AB (d)	68,925	1,217,989
Svenska Handelsbanken AB (d)	71,745	1,616,553

		5,358,149

Building & Construction (0.1%)
Assa Abloy AB (d)	42,048	544,420
Skanska AB (d)	42,438	510,523

		1,054,943

Commercial Services (0.1%)
Securitas AB (d)	41,146	661,163

Computer Software & Services (0.0%)
WM-data AB, Class B (d)	30,482	77,333

Engineering (0.0%)
Alfa Laval AB (d)	360	5,036

Finance (0.0%)
Om Gruppen AB (b) (d)	343	3,993

Financial Services (0.0%)
D. Carnegie & Co. AB (d)	6,653	68,884

Healthcare (0.0%)
Capio AB (b) (d)	249	3,854

Household Products (0.1%)
Electrolux AB, Class B (d)	43,620	883,839

Industrial (0.2%)
Atlas Copco AB, Class A (d)	17,258	784,860
Atlas Copco AB, Class B (d)	3,274	136,010
Sandvik AB (d)	32,202	1,260,552
Trelleborg AB, Class B (d)	5,493	81,017

		2,262,439

Insurance (0.1%)
Skandia Forsakrings AB (d)	143,434	679,611

Medical Instruments (0.0%)
Getinge AB, Class B (d)	27,252	391,501

Medical Products (0.0%)
Elekta AB, Class B (b) (d)	96	3,367
Gambro AB (d)	7,239	97,844
Gambro AB, Class B (d)	364	4,930

		106,141

Metal Fabricate - Hardware (0.0%)
SSAB Svenskt Stal AB (d)	251	5,791

Metals (0.1%)
Hoganas AB (d)	68	1,797
S.K.F. AB (d)	16,832	709,745

		711,542

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (d)	18,906	141,755

Paper Products (0.1%)
Billerud (d)	13,113	177,703
Holmen AB (d)	246	6,569
Svenska Cellusoa (d)	23,382	815,590

		999,862

Personal Care (0.0%)
Oriflame Cosmetics SA SDR (b) (d)	12,368	264,779

Printing & Publishing (0.0%)
Eniro AB (d)	9,891	112,454

Real Estate (0.0%)
Castellum AB (d)	4,060	150,125
Wihlborgs Fastigheter AB (b) (d)	10,145	247,960

		398,085

Retail (0.2%)
Axfood AB (d)	66	1,705
Hennes & Mauritz AB (d)	59,112	2,043,648

		2,045,353

Telecommunications (0.6%)
Ericsson SA (d)	1,729,528	5,120,206
Tele2 AB (d)	13,358	423,790
Telia AB (d)	262,484	1,383,240

		6,927,236

Television (0.0%)
Modern Times Group AB, Class B (b) (d)	5,864	181,278

72 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWEDEN (continued)
Tobacco (0.0%)
Swedish Match AB (d)	45,328	$534,629

		25,799,682

SWITZERLAND (5.9%)
Aerospace & Defense (0.0%)
Unaxis Holdings AG (d)	2,640	378,502

Banks (0.6%)
Credit Suisse Group (d)	147,346	6,200,776

Building & Construction (0.1%)
Geberit AG (d)	243	162,618
Holcim Ltd. (d)	20,551	1,248,173

		1,410,791

Chemicals (0.3%)
Ciba Specialty Chemicals AG (d)	8,073	505,888
Clariant AG (b) (d)	27,907	438,087
Lonza Group AG (d)	5,543	333,568
Syngenta AG (d)	15,028	1,556,974

		2,834,517

Commercial Services (0.1%)
Adecco SA (d)	18,193	879,979
SGS Societe Generale de Surveillance Holdings SA (d)	236	159,789

		1,039,768

Computers (0.0%)
Logitech International SA (b) (d)	4,124	236,454

Electronics & Electrical Equipment (0.1%)
ABB Ltd. (b) (d)	201,178	1,258,174

Food Products (1.2%)
Nestle SA (d)	50,623	13,322,373

Industrial (0.0%)
Rieter Holding AG (d)	531	149,052

Insurance (0.5%)
Swiss Re (d)	40,954	2,719,652
Zurich Financial Services AG (d)	17,849	3,019,108

		5,738,760

Manufacturing (0.0%)
Schindler Holding AG (d)	27	9,879
Sulzer AG (d)	103	41,831

		51,710

Medical Products (0.2%)
Nobel Biocare Holding AG (d)	3,687	789,457
Phonak Holding AG (d)	7,231	252,212
Straumann Holding AG (d)	247	53,300
Synthes, Inc. (d)	5,814	658,714

		1,753,683

Pharmaceuticals (2.5%)
Givaudan (d)	794	500,175
Novartis AG (d)	287,919	14,014,445
Roche Holding AG-Genusscheine (d)	89,664	10,848,600
Serono SA (d)	1,105	704,746

		26,067,966

Retail (0.2%)
Compagnie Finance Richemont AG (d)	66,402	1,983,451
Swatch Group AG (d)	670	17,588
Swatch Group AG, Class B (d)	3,933	505,377
Valora Holding AG (b) (d)	16	3,490

		2,509,906

Semiconductors (0.0%)
Micronas Semiconductor Holding AG (b) (d)	5,093	185,158

Telecommunications (0.1%)
Kudelski SA (b) (d)	6,106	201,411
Swisscom AG (d)	3,384	1,168,395

		1,369,806

Travel Services (0.0%)
Kuoni Reisen Holding AG (d)	14	5,488

		64,512,884

UNITED KINGDOM (25.8%)
Advertising (0.2%)
Aegis Group PLC (d)	88,316	163,117
WPP Group PLC (d)	162,536	1,767,664

		1,930,781

Aerospace & Defense (0.3%)
British Aerospace PLC (d)	433,577	2,124,808
Cobham PLC (d)	5,932	147,024
Meggitt PLC (d)	10,610	52,315
Rolls Royce Group PLC, Class B (d)	249,704	488
Rolls-Royce Group PLC (b) (d)	224,498	1,020,897

		3,345,532

Airlines (0.2%)
BAA PLC (d)	153,991	1,708,990
British Airways PLC (b) (d)	73,350	335,578

		2,044,568

2005 Semiannual Report 73

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)

Automotive (0.1%)
GKN PLC (d)	136,323	$602,632

Banks (5.6%)
Barclays PLC (d)	808,154	8,339,586
HBOS PLC (d)	471,705	6,997,633
HSBC Holdings PLC (d)	1,329,444	21,267,043
HSBC Holdings PLC ADR	2,986	239,029
MAN Group PLC (d)	40,836	951,168
Royal Bank of Scotland Group PLC (d)	377,781	11,411,231
UBS AG (d)	135,900	10,867,396

		60,073,086

Brewery (0.2%)
SABMiller PLC (d)	88,873	1,318,391
Scottish & Newcastle PLC (d)	119,492	1,038,837

		2,357,228

Building & Construction (0.3%)
Berkeley Group Holdings PLC (b) (d)	5,255	77,220
BICC Group PLC (d)	13,400	78,260
BPB PLC (d)	85,513	744,492
George Wimpey PLC (d)	44,882	335,492
Hanson PLC (d)	117,138	1,082,509
Persimmon PLC (d)	49,827	645,370
Pilkington PLC (d)	22,657	46,937
Taylor Woodrow PLC (d)	118,671	651,480

		3,661,760

Building - Heavy Construction (0.0%)
Bellway (d)	518	7,563

Chemicals (0.2%)
BOC Group PLC (d)	71,478	1,330,174
Imperial Chemical Industries PLC (d)	109,652	531,458

		1,861,632

Commercial Services (0.2%)
Aggreko PLC (d)	1,063	3,726
Brambles Industries PLC (d)	127,543	711,623
Capita Group PLC (d)	77,740	561,056
Davis Service Group PLC (d)	933	7,658
Intertek Group PLC (d)	716	10,401
Rentokil Initial PLC (d)	233,688	700,508

		1,994,972

Computer Software & Services (0.1%)
Hays PLC (d)	210,098	525,296
Logica PLC (d)	86,645	272,863
Mysis PLC (d)	61,780	240,251
Sage Group PLC (The) (d)	139,899	525,216

		1,563,626

Consumer Products (0.2%)
Reckitt Benckiser PLC (d)	66,428	2,158,649

Consumer Staples (0.0%)
De La Rue PLC (d)	747	5,278

Diversified (0.0%)
Serco Group PLC (d)	8,159	37,262
Tompkins PLC (d)	88,800	417,341

		454,603

Electronics & Electrical Equipment (0.3%)
Electrocomponents PLC (d)	21,600	95,159
National Grid Group PLC (d)	370,098	3,640,952
Premier Farnell PLC (d)	1,751	4,954

		3,741,065

Energy (3.8%)
BG PLC (d)	463,727	3,598,388
BP Amoco PLC (d)	2,595,968	26,471,196
BP PLC ADR	100	6,090
Shell Transportation & Trading Co. PLC (d)	1,142,782	10,270,245

		40,345,919

Engineering (0.0%)
AMEC PLC (d)	12,280	75,978
Barratt Developments PLC (d)	32,700	373,368

		449,346

Entertainment (0.5%)
British Sky Broadcasting Group PLC (d)	135,959	1,411,469
Carnival PLC (d)	16,049	826,515
EMI Group PLC (d)	125,468	572,781
Enterprise Inns PLC (d)	56,399	786,947
Hilton Group PLC (d)	239,527	1,255,526
Rank Group PLC (d)	83,940	417,755
William Hill PLC (d)	69,778	721,528

		5,992,521

Financial Services (0.8%)
3I Group PLC (d)	75,610	925,699
Amvescap PLC (d)	111,302	648,244
Cattles PLC (d)	5,991	34,784
Close Brothers Group PLC (d)	3,889	52,667
ICAP PLC (d)	13,720	69,044
Lloyds TSB Group PLC (d)	710,552	6,106,926

74 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Financial Services (continued)
London Stock Exchange PLC (d)	60,073	$529,567
Provident Financial PLC (d)	16,900	215,779

		8,582,710

Food Products (1.6%)
Cadbury Schweppes PLC (d)	278,554	2,802,557
Diageo PLC (d)	385,705	5,718,702
Tate & Lyle PLC (d)	67,947	605,254
Tesco PLC (d)	899,519	5,313,951
Unilever PLC (d)	326,111	3,103,582

		17,544,046

Healthcare (0.9%)
AstraZeneca Group PLC (d)	197,802	8,657,458
Kidde PLC (d)	164,797	518,992
Smith & Nephew PLC (d)	121,668	1,254,551

		10,431,001

Hotels & Motels (0.1%)
InterContinental Hotels Group PLC (d)	72,526	865,338

Import/ Export (0.2%)
Wolseley PLC (d)	82,058	1,650,154

Industrial (0.2%)
BBA Group PLC (d)	19,247	102,313
FKI PLC (d)	67,221	120,267
IMI PLC (d)	25,262	192,424
Invensys PLC (b) (d)	781,990	191,791
Smiths Industries PLC (d)	81,706	1,342,335

		1,949,130

Insurance (0.8%)
Aviva PLC (d)	262,472	2,966,902
Friends Provident PLC (d)	314,927	969,264
Legal & General Group PLC (d)	661,637	1,323,837
Prudential PLC (d)	314,625	2,837,156
Royal & Sun Alliance Insurance Group PLC (d)	330,918	481,494

		8,578,653

Investment Company (0.0%)
Schroders PLC (d)	715	9,260

Manufacturing (0.0%)
Cookson Group PLC (b) (d)	8,687	5,925

Medical Products (0.0%)
Alliance Unichem PLC (d)	33,695	514,744
SSL International PLC (d)	6,270	32,946

		547,690

Metals & Mining (1.1%)
Anglo American PLC (d)	166,811	3,712,707
BHP Billiton PLC (d)	288,873	3,538,343
Corus Group PLC (b) (d)	458,227	380,915
Johnson Matthey PLC (d)	29,205	512,163
Rio Tinto PLC (d)	125,888	3,803,924

		11,948,052

Paper Products (0.1%)
Bunzl PLC (d)	80,331	782,399
Rexam PLC (d)	88,049	777,322

		1,559,721

Pharmaceuticals (1.7%)
Glaxosmithkline PLC (d)	703,826	17,786,504

Printing & Publishing (0.6%)
Daily Mail & General Trust (d)	18,716	239,045
EMAP PLC (d)	33,209	506,063
Pearson PLC (d)	119,176	1,450,497
Reed International PLC (d)	180,226	1,767,095
Reuters Group PLC (d)	169,052	1,247,203
Trinity Mirror PLC (d)	17,945	218,829
United Business Media PLC (d)	57,765	545,681
Yell Group PLC (d)	105,835	813,733

		6,788,146

Railroads (0.0%)
FirstGroup PLC (d)	60,756	370,047

Real Estate (0.4%)
British Land Co. PLC (d)	80,337	1,258,093
Great Portland Estates PLC (d)	9,539	60,074
Hammerson PLC (d)	16,964	276,141
Land Securities Group PLC (d)	67,485	1,718,509
Liberty International PLC (d)	27,611	498,414
Slough Estates PLC (d)	29,358	269,514

		4,080,745

Restaurants (0.2%)
Compass Group PLC (d)	275,971	1,236,647
Mitchells & Butlers PLC (d)	69,529	398,787
Whitbread PLC (d)	35,563	578,892

		2,214,326

2005 Semiannual Report 75

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Retail (1.0%)
Boots Group PLC (d)	102,849	$1,182,532
Dixons Group PLC (d)	228,790	623,501
Great Universal Stores PLC (d)	139,199	2,228,147
HMV Group PLC (d)	1,813	7,868
Inchcape PLC (d)	3,136	106,387
J. Sainsbury PLC (d)	212,700	1,149,763
Kesa Electricals PLC (d)	58,819	298,419
Kingfisher PLC (d)	307,352	1,451,169
Marks & Spencer PLC (d)	201,726	1,301,195
MFI Furniture Group PLC (d)	150,310	292,567
Next PLC (d)	40,554	1,148,991
Punch Taverns PLC (d)	27,062	328,702
Signet Group PLC (d)	199,264	385,820
		10,505,061

Security Services (0.0%)
Group 4 Securicor PLC (b) (d)	114,996	289,652

Semiconductors (0.0%)
Arm Holdings PLC (d)	215,874	394,007

Telecommunications (2.4%)
BT Group PLC (d)	1,103,680	4,222,728
Cable & Wireless PLC (d)	273,586	629,377
Marconi Corp. PLC (b) (d)	8,908	44,455
Vodafone Group PLC (d)	7,918,933	20,709,974
		25,606,534

Television (0.1%)
ITV PLC (d)	444,271	1,032,175

Tobacco (0.5%)
British American Tobacco PLC (d)	198,407	3,721,286
Imperial Tobacco Group PLC (d)	78,924	2,262,509
		5,983,795

Transportation (0.1%)
Arriva PLC (d)	881	8,513
Associated British Ports Holdings PLC (d)	12,970	114,366
Exel PLC (d)	51,513	812,510
National Express Group PLC (d)	3,527	56,678
Peninsular & Oriental Steam Navigation Co. (d)	43,897	225,654
Stagecoach Group PLC (d)	71,971	141,568
		1,359,289

Utilities (0.8%)
Centrica PLC (d)	526,404	2,240,356
International Power PLC (b) (d)	239,102	834,245
Scottish & Southern Energy PLC (d)	119,917	2,155,584
Scottish Power PLC (d)	233,028	1,886,588
Severn Trent PLC (d)	44,381	824,523
United Utilities PLC (d)	89,906	1,092,842
United Utilities PLC, Class A (d)	20,339	176,266
		9,210,404

Water & Sewer (0.0%)
Kelda Group PLC (d)	43,375	523,993
		282,407,119
Total Common Stocks		1,071,536,985

Cash Equivalents (2.5%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $28,001,542)	$27,994,777	27,994,777
Total Cash Equivalents		27,994,777

Preferred Stocks (0.0%)
GERMANY (0.0%)
Automotive (0.0%)
Volkswagen AG, 4.41% (d)	6,723	211,437

Healthcare (0.0%)
Fresenius Medical Care AG, 2.31%	506	28,948

Television (0.0%)
ProSiebenSat.1 Media AG, 2.22%	13,440	229,723

Utilities (0.0%)
RWE AG, 3.73% (d)	891	46,452
Total Preferred Stocks		516,560

Pool of short-term securities for Gartmore Mutual Funds - note 2 (Securities Lending)	$232,104,722	232,104,722

Total Short-Term Securities Held as Collateral for Securities Lending		232,104,722

Warrants (0.0%)
HONG KONG (0.0%)
Chemicals (0.0%)
Kingboard Chemical Holding Ltd., Expires 12/31/06	80	66

76 Semiannual Report 2005

Short-Term Securities Held as Collateral for Securities Lending (21.1%)

	Shares or
	Principal Amount	Value

Real Estate (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06	7,158	$1,222

Total Warrants		1,288

Rights (0.0%)
AUSTRIA (0.0%)
Real Estate (0.0%)
Immofinanz Immobilien Anlagen AG, Expires 05/23/05	7,193	494

UNITED KINGDOM (0.0%)
Utilities (0.0%)
United Utilities PLC, Expires 06/30/05 (c)	33,588	0

Total Rights		494
		1,332,154,826
Total Investments (Cost $1,164,683,689) (a) — 121.2%

Liabilities in excess of other assets — (21.2)%		(232,732,201)

NET ASSETS — 100.0%		$1,099,422,625

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon the procedures adopted by the Board of Trustees.

(d)	Fair Valued Security

ADR      American Depositary Receipt

SDR      Special Drawing Rights

At April 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	05/09/05	$1,036,488	$1,037,839	$(1,351)
British Pound	05/09/05	6,684,850	6,676,335	8,515
Danish Kroner	05/09/05	20,921	20,748	173
Euro	05/09/05	7,577,564	7,511,393	66,171
Japanese Yen	05/09/05	5,343,490	5,384,462	(40,972)
Swedish Krone	05/09/05	705,611	696,318	9,293
Swiss Franc	05/09/05	1,764,858	1,753,947	10,911

Total Short Contracts		$23,133,782	$23,081,042	$52,740

Long Contracts:
Australian Dollar	05/09/05	$2,659,587	$2,696,041	$36,454
British Pound	05/09/05	14,255,510	14,382,732	127,222
Danish Kroner	05/03/05	17,330	17,286	(44)
Danish Kroner	05/09/05	21,034	20,748	(286)
Euro	05/09/05	19,263,302	19,193,638	(69,664)
Hong Kong Dollar	05/03/05	42,314	42,340	26
Hong Kong Dollar	05/04/05	38,488	38,492	4
Japanese Yen	05/09/05	12,816,868	13,165,200	348,332
Norwegian Krone	05/03/05	26,959	26,932	(27)
Singapore Dollar	05/03/05	18,244	18,325	81
Swedish Krone	05/09/05	1,170,609	1,161,463	(9,146)
Swiss Franc	05/09/05	4,224,299	4,236,263	11,964

Total Long Contracts		$54,554,544	$54,999,460	$444,916

At April 30, 2005, the Fund’s open long futures contracts were as follows:

	Number			Market Value	Unrealized
	of	Long		Covered By	Appreciation
	Contracts	Contracts *	Expiration	Contract	(Depreciation)

Australia	49	S&P ASX 200 Index	06/17/05	$3,813,479	$(92,814)
Europe	1	IBEX 35 Index	05/20/05	115,482	(4,460)
Europe	4	DAX Index	06/17/05	543,234	(2,067)
Europe	373	DJ Euro Stoxx 50	06/17/05	14,002,788	(314,533)
Europe	1	S&P MIB 30 Index	06/17/05	197,155	(10,149)
Hong Kong	21	Hang Seng Index	05/31/05	1,849,265	13,172
Japan	89	Topix Index	06/10/05	9,526,474	(319,068)
Sweden	143	OMX Index	05/27/05	1,500,789	(38,165)
United Kingdom	96	FTSE 100 Index	06/17/05	8,793,445	(184,211)

				$40,342,111	$(952,295)

*	Cash pledged as collateral

See notes to financial statements.

2005 Semiannual Report 77

Index Series

Gartmore Bond Index Fund

For the semiannual reporting period ended April 30, 2005, the Gartmore Bond Index Fund returned 0.70% (Class A at NAV) versus 0.98% for its benchmark, the Lehman Brothers Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Intermediate Investment Grade Debt Funds was 0.75%.

The fixed-income markets, represented by the Index, experienced a generally volatile environment during the period. Interest rates moved considerably during the period as the yield curve (which illustrates the relationship between yields and maturity dates for a set of similar bonds) flattened dramatically. The Federal Reserve through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points four times during the reporting period, bringing the rate to 3.00% from 1.75%. Other short-term rates moved in sync with the Fed Funds rate. For example, the yield on the 3-month Treasury bill increased from 1.92% to 2.88%, and the yield on the two-year Treasury note increased from 2.58% to 3.63%.

Yields on longer-term Treasury securities, however didn’t rise as much as short rates. The yield on the 10-year Treasury note increased only about 12 basis points, from 4.07% to 4.19%. The yield on the indicative 30-year Treasury bond actually fell 33 basis points to finish at 4.51%. Prices for longer-dated securities more or less held their ground due to demand from foreign central banks, increased demand for long-maturity securities from U.S. pension reform and the notion that inflation is not an imminent threat to the economy.

We evaluate the three major components of the Index when analyzing its total returns. During the reporting period, the government bond sector posted a total return of 0.87%. This was very similar to the return of the overall Index. Treasury prices were relatively volatile during the period due to the flattening of the yield curve precipitated by the rising federal funds rate. While the total return on U.S. Treasury securities was virtually flat to the overall Index, U.S. government agency debt fared slightly worse. Spreads on agency debt increased relative to comparably maturing Treasury securities.

The Credit sector posted a 0.57% total return during the reporting period. Credit spreads began the period by continuing its previous pace of tightening relative to comparably maturing U.S. Treasury securities. By the first week of March 2005, spreads hit their low for the period at about 0.83% after starting the period at about 1.03%. By the end of the semi-annual period, however, spreads increased to about 1.08%. The bull market in credit finally came to an end as the combination of dramatically declining credit quality in autos and dramatically higher “LBO” risk proved too much for corporate securities to overcome. Adding to market worries were higher energy prices and a volatile stock market.

The securitized sector, dominated by mortgage-backed securities (MBS) fared the best with a total return of 1.33%. The MBS market affected changing interest rates and how they translate into lending and refinancing activity. Since long-term interest rates were fairly stable during the year, refinancing activity was fairly muted and relatively predictable. In addition, rising short-term rates made hybrid and floating rate structures less attractive to homeowners, who were more likely to lock in longer-term rates that continue to be attractive.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

Class A: GBIAX

Class B: GBIBX
Institutional Class: GBXIX

78 Semiannual Report 2005

Gartmore Bond Index Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six	One	Five
		month*	year	years	Inception[1]

Class A	without sales charge[2]	0.70%	4.68%	6.77%	6.55%
	with sales charge[3]	-5.10%	-1.30%	5.50%	5.78%

Class B4	without sales charge[2]	0.40%	4.06%	6.31%	6.27%
	with sales charge[5]	-4.54%	-0.94%	6.00%	6.27%

Institutional Class[6]		0.90%	5.19%	7.24%	6.87%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* Not Annualized.

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Aggregate Bond Index Series (the “Series”), which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Bond Index Fund, the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The LB Aggregate Bond is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 79

Gartmore Bond Index Fund

Index Series

Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
Bond Index Fund			11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual		$1,000	$1,007.00	$3.53	0.71%
	Hypothetical	[1]	$1,000	$1,021.48	$3.56	0.71%

Class B	Actual		$1,000	$1,004.00	$6.56	1.32%
	Hypothetical	[1]	$1,000	$1,018.45	$6.63	1.32%

Institutional Class	Actual		$1,000	$1,009.00	$1.59	0.32%
	Hypothetical	[1]	$1,000	$1,023.41	$1.61	0.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

80 Semiannual Report 2005

Gartmore Bond Index Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

U.S. Government and Agency Long-Term Obligations	71.8%
Corporate Bonds	35.3%
Cash Equivalents	6.3%
Sovereign Bonds	2.1%
Municipal Bonds	0.1%
Other Investments*	18.0%
Liabilities in excess of other assets**	-33.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Federal Home Loan Mortgage Corporation	42.1%
Financial Services	16.4%
Federal National Mortgage Association	13.7%
U.S. Treasury Notes	6.4%
U.S. Treasury Bonds	5.8%
Banking	4.2%
Government National Mortgage Association	3.8%
Special Purpose Entity	2.1%
Telecommunications	1.8%
Oil & Gas	1.8%
Other	1.9%

100.0%

Top Holdings***

Federal Home Loan Mortgage Corporation, TBA, 5.50%, 06/01/35	8.6%
Federal National Mortgage Association, 5.75%, 02/15/08	5.6%
U.S. Treasury Notes, 5.75%, 11/15/05	3.6%
Federal Home Loan Mortgage Corporation, 4.88%, 03/15/07	3.3%
Federal National Mortgage Association, 6.00%, 05/15/11	2.6%
Wachovia Bank Commercial Mortgage, 3.12%, 10/15/15	2.4%
U.S. Treasury Bonds, 6.25%, 08/15/23	2.2%
Federal Home Loan Mortgage Corporation, 5.50%, 07/15/07	2.1%
Federal Home Loan Mortgage Corporation, 6.63%, 09/15/09	1.7%
JP Morgan Chase & Co., 3.15%, 04/16/19	1.6%
Other Holdings	66.3%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 81

Index Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund

U.S. Government and Agency Long-Term Obligations (71.8%)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (42.1%)
5.25%, 06/15/06	$365,000	$371,159
7.18%, 06/27/06	55,000	57,178
5.50%, 07/15/06	25,420,000	25,946,244
4.88%, 03/15/07	41,305,000	42,054,106
6.63%, 09/15/09	19,605,000	21,487,177
6.63%, 09/15/09	1,075,000	1,179,041
5.13%, 07/15/12	10,035,000	10,459,089
4.88%, 11/15/13	17,050,000	17,457,683
5.00%, 07/15/14	5,655,000	5,844,007
5.50%, 12/01/19	400,000	409,897
4.00%, 04/01/20	8,031,866	7,796,709
4.00%, 04/01/20	3,610,134	3,504,436
5.00%, 04/01/20	500,000	504,197
5.00%, 04/01/20	800,000	806,716
6.75%, 09/15/29	945,000	1,182,624
6.50%, 05/15/31	9,033	9,463
6.50%, 01/15/32	7,920	8,297
6.50%, 05/15/32	981,946	1,028,618
7.00%, 05/15/32	400,000	423,940
6.25%, 07/15/32	2,110,000	2,513,843
6.50%, 02/01/33	920,320	958,003
6.50%, 08/15/34	800,000	837,861
6.50%, 12/01/34	244,062	253,712
6.00%, 02/01/35	499,950	513,489
6.00%, 02/01/35	1,900,000	1,951,452
4.50%, 04/01/35	1,400,000	1,351,558
5.00%, 04/01/35	700,000	693,581
Gold, Pool #E00282, 6.50%, 03/01/09	276,976	288,472
Gold, Pool #G10399, 6.50%, 07/01/09	131,747	136,537
Gold, Pool #E00394, 7.50%, 09/01/10	170,924	180,070
Gold, Pool #M80898, 4.50%, 02/01/11	1,308,029	1,312,453
Gold, Pool #M80904, 4.50%, 03/01/11	819,899	822,661
Gold, Pool #M80917, 4.50%, 05/01/11	183,319	183,939
Gold, Pool #M80926, 4.50%, 07/01/11	744,094	746,610
Gold, Pool #M80934, 4.50%, 08/01/11	922,873	925,981
Gold, Pool #G10940, 6.50%, 11/01/11	66,610	69,401
Gold, Pool #E00507, 7.50%, 09/01/12	12,250	12,905
Gold, Pool #G10749, 6.00%, 10/01/12	299,449	310,811
Gold, Pool #E69050, 6.00%, 02/01/13	180,349	187,192
Gold, Pool #E72896, 7.00%, 10/01/13	46,451	48,862
Gold, Pool #E00802, 7.50%, 02/01/15	202,238	213,057
Gold, Pool #G11001, 6.50%, 03/01/15	143,534	149,585
Gold, Pool #G11003, 7.50%, 04/01/15	10,743	11,317
Gold, Pool #G11164, 7.00%, 05/01/15	36,588	38,490
Gold, Pool #E81396, 7.00%, 10/01/15	6,640	6,985
Gold, Pool #E81394, 7.50%, 10/01/15	49,080	51,704
Gold, Pool #E84097, 6.50%, 12/01/15	19,610	20,424
Gold, Pool #E82132, 7.00%, 01/01/16	17,606	18,522
Gold, Pool #E00938, 7.00%, 01/01/16	91,215	95,959
Gold, Pool #E82815, 6.00%, 03/01/16	69,425	71,999
Gold, Pool #E83231, 6.00%, 04/01/16	21,287	22,078
Gold, Pool #E83233, 6.00%, 04/01/16	53,067	55,040
Gold, Pool #E83046, 7.00%, 04/01/16	10,250	10,784
Gold, Pool #E00975, 6.00%, 05/01/16	254,415	263,872
Gold, Pool #E83355, 6.00%, 05/01/16	70,407	73,024
Gold, Pool #E83636, 6.00%, 05/01/16	130,820	135,682
Gold, Pool #E83933, 6.50%, 05/01/16	3,226	3,360
Gold, Pool #E00985, 6.00%, 06/01/16	134,859	139,872
Gold, Pool #E84236, 6.50%, 06/01/16	29,491	30,715
Gold, Pool #E00987, 6.50%, 06/01/16	117,514	122,392
Gold, Pool #E00996, 6.50%, 07/01/16	14,717	15,327
Gold, Pool #E84912, 6.50%, 08/01/16	53,168	55,375
Gold, Pool #E85137, 6.50%, 08/01/16	54,805	57,080
Gold, Pool #E85387, 6.00%, 09/01/16	169,963	176,280
Gold, Pool #E85800, 6.50%, 10/01/16	38,948	40,565
Gold, Pool #E86183, 6.00%, 11/01/16	18,793	19,492
Gold, Pool #E01083, 7.00%, 11/01/16	28,465	29,945
Gold, Pool #G11207, 7.00%, 11/01/16	78,834	82,934
Gold, Pool #E86746, 5.50%, 12/01/16	290,601	297,803
Gold, Pool #E86533, 6.00%, 12/01/16	47,482	49,247
Gold, Pool #E87584, 6.00%, 01/01/17	46,342	48,064
Gold, Pool #E01095, 6.00%, 01/01/17	53,845	55,847
Gold, Pool #E87446, 6.50%, 01/01/17	31,267	32,565
Gold, Pool #E86995, 6.50%, 01/01/17	85,748	89,308
Gold, Pool #E87291, 6.50%, 01/01/17	126,174	131,411
Gold, Pool #E88076, 6.00%, 02/01/17	38,630	40,065
Gold, Pool #E88055, 6.50%, 02/01/17	233,433	243,127
Gold, Pool #E01127, 6.50%, 02/01/17	86,974	90,584
Gold, Pool #E88106, 6.50%, 02/01/17	200,201	208,516
Gold, Pool #E88768, 6.00%, 03/01/17	165,131	171,268
Gold, Pool #E88134, 6.00%, 03/01/17	13,575	14,080
Gold, Pool #E01137, 6.00%, 03/01/17	77,716	80,604
Gold, Pool #E88474, 6.00%, 03/01/17	81,964	85,009
Gold, Pool #E01138, 6.50%, 03/01/17	44,112	45,944
Gold, Pool #E89151, 6.00%, 04/01/17	90,429	93,788
Gold, Pool #E89222, 6.00%, 04/01/17	271,189	281,265
Gold, Pool #E89217, 6.00%, 04/01/17	42,806	44,397
Gold, Pool #E01139, 6.00%, 04/01/17	346,295	359,162
Gold, Pool #E89347, 6.00%, 04/01/17	18,416	19,100
Gold, Pool #E89149, 6.00%, 04/01/17	101,435	105,204
Gold, Pool #E88729, 6.00%, 04/01/17	61,325	63,604
Gold, Pool #E89496, 6.00%, 04/01/17	80,563	83,557
Gold, Pool #E89203, 6.50%, 04/01/17	40,882	42,580
Gold, Pool #E89788, 6.00%, 05/01/17	46,829	48,569
Gold, Pool #E01140, 6.00%, 05/01/17	301,192	312,382
Gold, Pool #E89909, 6.00%, 05/01/17	75,455	78,259
Gold, Pool #E89530, 6.00%, 05/01/17	196,817	204,130
Gold, Pool #E89746, 6.00%, 05/01/17	621,366	644,453
Gold, Pool #E01156, 6.50%, 05/01/17	125,492	130,704
Gold, Pool #E89924, 6.50%, 05/01/17	200,264	208,582
Gold, Pool #E90313, 6.00%, 06/01/17	29,631	30,732
Gold, Pool #E90227, 6.00%, 06/01/17	47,981	49,764
Gold, Pool #B15071, 6.00%, 06/01/17	866,314	898,513
Gold, Pool #E90194, 6.00%, 06/01/17	68,322	70,861

82 Semiannual Report 2005

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #E01157, 6.00%, 06/01/17	$211,117	$218,961
Gold, Pool #E90591, 5.50%, 07/01/17	295,453	302,858
Gold, Pool #E90667, 6.00%, 07/01/17	49,794	51,644
Gold, Pool #E90594, 6.00%, 07/01/17	182,595	189,379
Gold, Pool #E90645, 6.00%, 07/01/17	394,172	408,817
Gold, Pool #E01186, 5.50%, 08/01/17	661,507	678,089
Gold, Pool #E01205, 6.50%, 08/01/17	87,191	90,812
Gold, Pool #G11458, 6.00%, 09/01/17	185,936	192,958
Gold, Pool #E93476, 5.00%, 01/01/18	524,852	529,812
Gold, Pool #G11434, 6.50%, 01/01/18	146,610	152,695
Gold, Pool #E01311, 5.50%, 02/01/18	6,370,930	6,530,625
Gold, Pool #E01344, 4.50%, 04/01/18	348,054	345,291
Gold, Pool #E98207, 5.00%, 04/01/18	155,320	156,713
Gold, Pool #G11399, 5.50%, 04/01/18	653,035	669,651
Gold, Pool #E96459, 5.00%, 05/01/18	214,769	216,695
Gold, Pool #E99869, 5.00%, 06/01/18	267,883	270,415
Gold, Pool #E98258, 5.00%, 07/01/18	709,285	715,647
Gold, Pool #E97335, 5.00%, 07/01/18	4,543,202	4,583,951
Gold, Pool #E97702, 5.00%, 07/01/18	1,722,456	1,737,905
Gold, Pool #E97366, 5.00%, 07/01/18	1,148,220	1,158,518
Gold, Pool #E99579, 5.00%, 09/01/18	357,774	360,983
Gold, Pool #E99498, 5.00%, 09/01/18	379,161	382,562
Gold, Pool #E99675, 5.00%, 10/01/18	2,099,965	2,118,800
Gold, Pool #E99673, 5.00%, 10/01/18	213,417	215,331
Gold, Pool #E01488, 5.00%, 10/01/18	388,638	392,124
Gold, Pool #G11480, 5.00%, 11/01/18	2,055,836	2,074,275
Gold, Pool #B10650, 5.00%, 11/01/18	639,345	645,079
Gold, Pool #B10653, 5.50%, 11/01/18	822,832	843,464
Gold, Pool #B11186, 4.50%, 12/01/18	14,196,985	14,084,265
Gold, Pool #E01538, 5.00%, 12/01/18	2,598,825	2,622,134
Gold, Pool #B11548, 5.50%, 12/01/18	592,524	607,209
Gold, Pool #B13147, 5.00%, 01/01/19	1,575,519	1,589,650
Gold, Pool #B12214, 5.00%, 02/01/19	980,261	988,428
Gold, Pool #G11531, 5.50%, 02/01/19	294,499	301,884
Gold, Pool #B12737, 4.50%, 03/01/19	1,196,393	1,185,503
Gold, Pool #B12908, 5.50%, 03/01/19	488,842	500,937
Gold, Pool #E01604, 5.50%, 03/01/19	471,476	483,161
Gold, Pool #B13671, 5.00%, 04/01/19	352,107	355,041
Gold, Pool #B13600, 5.50%, 04/01/19	355,237	364,026
Gold, Pool #B14236, 5.00%, 05/01/19	1,095,322	1,104,447
Gold, Pool #B15172, 4.50%, 06/01/19	825,093	817,583
Gold, Pool #B15394, 4.50%, 06/01/19	2,791,985	2,766,570
Gold, Pool #B15013, 5.00%, 06/01/19	771,435	777,862
Gold, Pool #B15396, 5.50%, 06/01/19	588,730	603,296
Gold, Pool #B15661, 4.50%, 07/01/19	4,971,475	4,926,219
Gold, Pool #B15759, 4.50%, 07/01/19	1,223,996	1,212,854
Gold, Pool #B15872, 5.00%, 07/01/19	465,641	469,521
Gold, Pool #B15503, 5.00%, 07/01/19	555,295	559,921
Gold, Pool #B15717, 5.00%, 07/01/19	894,496	901,949
Gold, Pool #G18002, 5.00%, 07/01/19	443,676	447,372
Gold, Pool #G18007, 6.00%, 07/01/19	261,718	271,437
Gold, Pool #G18005, 5.00%, 08/01/19	1,182,947	1,192,803
Gold, Pool #G18006, 5.50%, 08/01/19	436,031	446,819
Gold, Pool #B16087, 6.00%, 08/01/19	887,397	920,350
Gold, Pool #B16648, 5.00%, 09/01/19	434,727	438,349
Gold, Pool #G18009, 5.00%, 09/01/19	1,397,531	1,409,174
Gold, Pool #B16626, 5.00%, 09/01/19	2,441,541	2,461,883
Gold, Pool #B16657, 5.00%, 09/01/19	587,177	592,069
Gold, Pool #B16985, 5.00%, 10/01/19	371,731	374,828
Gold, Pool #B16826, 5.00%, 10/01/19	704,355	710,223
Gold, Pool #B17526, 5.00%, 12/01/19	893,092	900,533
Gold, Pool #B14668, 5.00%, 01/01/20	1,645,889	1,659,705
Gold, Pool #B18042, 4.00%, 03/01/20	497,969	483,408
Gold, Pool #C00351, 8.00%, 07/01/24	8,566	9,339
Gold, Pool #D60780, 8.00%, 06/01/25	12,130	13,237
Gold, Pool #D64617, 8.00%, 10/01/25	123,404	134,536
Gold, Pool #D82854, 7.00%, 10/01/27	30,009	31,761
Gold, Pool #C00566, 7.50%, 12/01/27	40,628	43,737
Gold, Pool #C16221, 7.00%, 10/01/28	1,365	1,443
Gold, Pool #C00676, 6.50%, 11/01/28	194,078	202,312
Gold, Pool #C18271, 7.00%, 11/01/28	39,591	41,874
Gold, Pool #C00678, 7.00%, 11/01/28	51,130	54,079
Gold, Pool #C24416, 8.50%, 02/01/29	5,000	5,458
Gold, Pool #C00836, 7.00%, 07/01/29	21,967	23,222
Gold, Pool #C30265, 6.50%, 08/01/29	51,138	53,308
Gold, Pool #A16201, 7.00%, 08/01/29	763,231	806,823
Gold, Pool #C31282, 7.00%, 09/01/29	7,287	7,703
Gold, Pool #C31285, 7.00%, 09/01/29	54,017	57,102
Gold, Pool #A18212, 7.00%, 11/01/29	919,277	971,780
Gold, Pool #C32914, 8.00%, 11/01/29	28,591	31,268
Gold, Pool #C37436, 8.00%, 01/01/30	30,213	33,042
Gold, Pool #C36429, 7.00%, 02/01/30	30,266	31,977
Gold, Pool #C36306, 7.00%, 02/01/30	25,992	27,462
Gold, Pool #C00921, 7.50%, 02/01/30	28,842	30,960
Gold, Pool #G01108, 7.00%, 04/01/30	19,372	20,478
Gold, Pool #C37703, 7.50%, 04/01/30	23,975	25,736
Gold, Pool #G01133, 6.50%, 07/01/30	142,406	148,449
Gold, Pool #C41561, 8.00%, 08/01/30	12,800	14,005
Gold, Pool #C01051, 8.00%, 09/01/30	65,398	71,552
Gold, Pool #C43550, 7.00%, 10/01/30	52,931	55,924
Gold, Pool #C44017, 7.50%, 10/01/30	9,570	10,273
Gold, Pool #C43967, 8.00%, 10/01/30	117,321	128,361
Gold, Pool #C44978, 7.00%, 11/01/30	11,220	11,854
Gold, Pool #C44535, 7.50%, 11/01/30	23,660	25,397
Gold, Pool #C44957, 8.00%, 11/01/30	36,926	40,401
Gold, Pool #C01106, 7.00%, 12/01/30	329,075	347,681
Gold, Pool #C55715, 7.00%, 12/01/30	2,128	2,248
Gold, Pool #C01103, 7.50%, 12/01/30	26,876	28,849
Gold, Pool #C01116, 7.50%, 01/01/31	25,581	27,459
Gold, Pool #C46932, 7.50%, 01/01/31	53,042	56,936
Gold, Pool #C47143, 8.00%, 01/01/31	88,826	97,185
Gold, Pool #C47287, 7.50%, 02/01/31	29,154	31,295
Gold, Pool #G01217, 7.00%, 03/01/31	262,177	277,000
Gold, Pool #C48851, 7.00%, 03/01/31	61,993	65,477

2005 Semiannual Report 83

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #C48206, 7.50%, 03/01/31	$33,628	$36,097
Gold, Pool #C48938, 7.50%, 03/01/31	85,401	91,672
Gold, Pool #C01172, 6.50%, 05/01/31	141,538	147,357
Gold, Pool #C52685, 6.50%, 05/01/31	68,278	71,085
Gold, Pool #C52136, 7.00%, 05/01/31	80,305	84,817
Gold, Pool #C53589, 6.50%, 06/01/31	269,494	280,574
Gold, Pool #C53324, 7.00%, 06/01/31	57,811	61,059
Gold, Pool #C01209, 8.00%, 06/01/31	16,009	17,516
Gold, Pool #C54897, 6.50%, 07/01/31	226,268	235,570
Gold, Pool #C54792, 7.00%, 07/01/31	281,613	297,436
Gold, Pool #C55071, 7.50%, 07/01/31	21,192	22,742
Gold, Pool #G01309, 7.00%, 08/01/31	71,481	75,497
Gold, Pool #C56769, 8.00%, 08/01/31	19,616	21,392
Gold, Pool #C58215, 6.50%, 09/01/31	9,734	10,134
Gold, Pool #C01220, 6.50%, 09/01/31	34,352	35,764
Gold, Pool #C58362, 6.50%, 09/01/31	72,211	75,180
Gold, Pool #G01315, 7.00%, 09/01/31	16,146	17,058
Gold, Pool #C01222, 7.00%, 09/01/31	50,289	53,114
Gold, Pool #G01311, 7.00%, 09/01/31	425,525	449,583
Gold, Pool #C58961, 6.50%, 10/01/31	1,568,448	1,632,931
Gold, Pool #C01244, 6.50%, 10/01/31	195,572	203,613
Gold, Pool #C58647, 7.00%, 10/01/31	7,588	8,014
Gold, Pool #C58694, 7.00%, 10/01/31	144,279	152,385
Gold, Pool #C60991, 6.50%, 11/01/31	22,236	23,150
Gold, Pool #C60012, 7.00%, 11/01/31	45,330	47,877
Gold, Pool #C61298, 8.00%, 11/01/31	48,435	52,822
Gold, Pool #C01271, 6.50%, 12/01/31	57,989	60,373
Gold, Pool #C61105, 7.00%, 12/01/31	20,003	21,127
Gold, Pool #C01305, 7.50%, 12/01/31	27,354	29,355
Gold, Pool #C63171, 7.00%, 01/01/32	108,302	114,387
Gold, Pool #C62218, 7.00%, 01/01/32	67,326	71,109
Gold, Pool #C01355, 6.50%, 02/01/32	1,879,716	1,956,996
Gold, Pool #C64121, 7.50%, 02/01/32	92,330	99,087
Gold, Pool #C01310, 6.50%, 03/01/32	314,964	327,635
Gold, Pool #C65466, 6.50%, 03/01/32	702,253	730,506
Gold, Pool #C64668, 6.50%, 03/01/32	66,565	69,243
Gold, Pool #C66088, 6.50%, 04/01/32	44,009	45,780
Gold, Pool #C66191, 6.50%, 04/01/32	96,646	100,534
Gold, Pool #C66192, 6.50%, 04/01/32	58,504	60,858
Gold, Pool #C01343, 6.50%, 04/01/32	278,471	289,674
Gold, Pool #G01391, 7.00%, 04/01/32	710,562	750,736
Gold, Pool #C66744, 7.00%, 04/01/32	20,783	21,946
Gold, Pool #C01345, 7.00%, 04/01/32	191,812	202,542
Gold, Pool #C65717, 7.50%, 04/01/32	36,633	39,282
Gold, Pool #C01370, 8.00%, 04/01/32	65,355	71,242
Gold, Pool #C66919, 6.50%, 05/01/32	30,002	31,209
Gold, Pool #C66758, 6.50%, 05/01/32	1,301,928	1,354,306
Gold, Pool #C67313, 6.50%, 05/01/32	23,446	24,390
Gold, Pool #C01351, 6.50%, 05/01/32	181,698	189,008
Gold, Pool #C67097, 6.50%, 05/01/32	39,095	40,668
Gold, Pool #C67259, 7.00%, 05/01/32	18,557	19,595
Gold, Pool #C67235, 7.00%, 05/01/32	348,145	367,620
Gold, Pool #C66916, 7.00%, 05/01/32	143,253	151,266
Gold, Pool #C01381, 8.00%, 05/01/32	278,743	303,990
Gold, Pool #C67996, 6.50%, 06/01/32	44,869	46,674
Gold, Pool #C01364, 6.50%, 06/01/32	184,393	191,812
Gold, Pool #C72497, 6.50%, 06/01/32	71,818	74,770
Gold, Pool #C72361, 6.50%, 06/01/32	101,015	105,168
Gold, Pool #C68300, 7.00%, 06/01/32	287,583	303,670
Gold, Pool #C68290, 7.00%, 06/01/32	51,840	54,740
Gold, Pool #C68307, 8.00%, 06/01/32	21,923	23,898
Gold, Pool #C71403, 6.50%, 07/01/32	208,994	217,586
Gold, Pool #G01433, 6.50%, 07/01/32	102,647	106,777
Gold, Pool #G01449, 7.00%, 07/01/32	489,825	517,519
Gold, Pool #C68988, 7.50%, 07/01/32	61,429	65,871
Gold, Pool #C69951, 6.50%, 08/01/32	231,963	241,295
Gold, Pool #C01385, 6.50%, 08/01/32	260,168	270,635
Gold, Pool #G01444, 6.50%, 08/01/32	692,406	720,873
Gold, Pool #C74006, 6.50%, 08/01/32	74,687	77,691
Gold, Pool #G01443, 6.50%, 08/01/32	692,135	719,981
Gold, Pool #C69908, 7.00%, 08/01/32	295,550	312,083
Gold, Pool #C70211, 7.00%, 08/01/32	246,000	259,761
Gold, Pool #C01396, 6.50%, 09/01/32	420,302	437,211
Gold, Pool #C71089, 7.50%, 09/01/32	84,160	90,246
Gold, Pool #C01404, 6.50%, 10/01/32	1,070,922	1,114,007
Gold, Pool #C72160, 7.50%, 10/01/32	108,094	115,910
Gold, Pool #A14012, 6.50%, 11/01/32	282,071	293,419
Gold, Pool #C73984, 6.50%, 12/01/32	150,453	156,506
Gold, Pool #C77238, 6.00%, 02/01/33	948,694	974,578
Gold, Pool #C77531, 6.50%, 02/01/33	267,942	278,722
Gold, Pool #G01536, 7.00%, 03/01/33	340,014	358,835
Gold, Pool #G01580, 6.00%, 06/01/33	8,033,956	8,253,153
Gold, Pool #A10212, 6.50%, 06/01/33	149,502	155,414
Gold, Pool #A11792, 6.00%, 08/01/33	478,584	491,642
Gold, Pool #A15675, 6.00%, 11/01/33	7,265,148	7,463,369
Gold, Pool #A15173, 6.00%, 11/01/33	2,466,460	2,533,754
Gold, Pool #A16419, 6.50%, 11/01/33	253,710	263,743
Gold, Pool #A16590, 6.00%, 12/01/33	846,935	869,870
Gold, Pool #A17177, 6.50%, 12/01/33	335,689	348,963
Gold, Pool #A17262, 6.50%, 12/01/33	670,708	697,229
Gold, Pool #A17499, 6.00%, 01/01/34	2,313,477	2,376,056
Gold, Pool #C01806, 7.00%, 01/01/34	370,388	390,891
Gold, Pool #A18186, 6.00%, 02/01/34	2,545,571	2,614,429
Gold, Pool #564799, 6.00%, 03/15/34	2,713,321	2,800,757
Gold, Pool #A20802, 5.00%, 04/01/34	4,668,416	4,625,417
Gold, Pool #A20105, 5.00%, 04/01/34	3,239,813	3,209,972
Gold, Pool #C01811, 5.00%, 04/01/34	19,020,281	18,845,090
Gold, Pool #A20962, 5.00%, 04/01/34	908,301	899,935
Gold, Pool #C01851, 6.50%, 04/01/34	926,995	965,014
Gold, Pool #A21356, 6.50%, 04/01/34	1,077,772	1,121,975
Gold, Pool #A23096, 5.00%, 05/01/34	3,124,267	3,095,490
Gold, Pool #A24297, 6.00%, 05/01/34	1,115,359	1,145,563
Gold, Pool #A23542, 4.50%, 06/01/34	2,795,929	2,698,988
Gold, Pool #A23562, 5.00%, 06/01/34	1,294,298	1,282,376

84 Semiannual Report 2005

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #C01846, 5.00%, 06/01/34	$468,670	$464,354
Gold, Pool #A23131, 5.00%, 06/01/34	7,630,712	7,560,427
Gold, Pool #A24123, 6.00%, 06/01/34	390,988	401,576
Gold, Pool #A24746, 6.00%, 07/01/34	1,154,333	1,185,593
Gold, Pool#A25219, 6.00%, 07/01/34	930,405	955,572
Gold, Pool #A25000, 6.00%, 07/01/34	2,575,002	2,644,656
Gold, Pool #A24927, 6.00%, 07/01/34	5,695,217	5,849,272
Gold, Pool #A26003, 6.50%, 08/01/34	29,528	30,739
Gold, Pool #A26688, 6.00%, 09/01/34	652,022	669,660
Gold, Pool #A26088, 6.00%, 09/01/34	4,660,927	4,787,006
Gold, Pool #788027, 6.50%, 09/01/34	840,653	875,765
Gold, Pool #G01741, 6.50%, 10/01/34	667,321	693,705
Gold, Pool #G08023, 6.50%, 11/01/34	868,330	903,942
Gold, Pool #804847, 4.50%, 01/01/35	722,488	698,034
TBA, 5.45%, 05/01/18 (c)	3,200,000	3,223,002
TBA, 5.95%, 06/01/18 (c)	400,000	409,954
TBA, 5.50%, 07/01/18 (c)	400,000	407,875
TBA, 4.59%, 05/01/19 (c)	13,310,000	13,168,581
TBA, 4.97%, 05/01/19 (c)	1,100,000	1,066,657
TBA, 4.97%, 06/01/19 (c)	1,400,000	1,382,500
TBA, 5.00%, 06/01/20 (c)	500,000	502,656
TBA, 6.50%, 06/15/31 (c)	500,000	518,906
TBA, 5.07%, 05/01/34 (c)	18,400,000	18,216,000
TBA, 5.51%, 05/01/34 (c)	2,000,000	2,021,876
TBA, 5.94%, 05/01/34 (c)	3,500,000	3,376,408
TBA, 6.00%, 05/01/35 (c)	1,900,000	1,949,875
TBA, 5.00%, 06/01/35 (c)	18,100,000	17,885,063
TBA, 5.50%, 06/01/35 (c)	107,557,000	108,464,565

		529,501,781

Federal National Mortgage Association (13.7%)
2.63%, 11/15/06	17,695,000	17,387,355
5.75%, 02/15/08	66,900,000	69,968,033
5.50%, 03/15/11	7,955,000	8,417,082
6.00%, 05/15/11	30,460,000	33,046,937
5.38%, 11/15/11	4,715,000	4,971,331
4.38%, 03/15/13	17,225,000	17,140,615
4.63%, 10/15/14	18,375,000	18,448,188
Pool #709921, 5.00%, 06/01/18	229,345	231,291
Pool #255315, 4.00%, 07/01/19	572,555	555,479
Pool #560868, 7.50%, 02/01/31	16,947	18,158
Pool #607212, 7.50%, 10/01/31	288,009	308,576
Pool #607559, 6.50%, 11/01/31	10,670	11,117
Pool #607632, 6.50%, 11/01/31	6,135	6,392
Pool #661664, 7.50%, 09/01/32	386,457	413,713
Pool #694846, 6.50%, 04/01/33	180,123	187,378
Pool #750229, 6.50%, 10/01/33	731,492	760,957
TBA, 4.50%, 06/19/18 (c)	300,000	296,156

		172,168,758

Government National Mortgage Association (3.8%)
Pool #279461, 9.00%, 11/15/19	12,935	14,188
Pool #376510, 7.00%, 05/15/24	31,651	33,686
Pool #457801, 7.00%, 08/15/28	37,368	39,661
Pool #486936, 6.50%, 02/15/29	37,051	38,839
Pool #490258, 6.50%, 02/15/29	9,933	10,413
Pool #502969, 6.00%, 03/15/29	103,032	106,523
Pool #487053, 7.00%, 03/15/29	35,030	37,169
Pool #781014, 6.00%, 04/15/29	95,920	99,202
Pool #509099, 7.00%, 06/15/29	44,772	47,506
Pool #470643, 7.00%, 07/15/29	131,449	139,474
Pool #434505, 7.50%, 08/15/29	7,379	7,928
Pool #416538, 7.00%, 10/15/29	18,996	20,156
Pool #524269, 8.00%, 11/15/29	19,268	20,893
Pool #781124, 7.00%, 12/15/29	199,321	211,520
Pool #525561, 8.00%, 01/15/30	15,225	16,504
Pool #531352, 7.50%, 09/15/30	32,500	34,912
Pool #507396, 7.50%, 09/15/30	387,468	416,221
Pool #536334, 7.50%, 10/15/30	6,049	6,498
Pool #519020, 7.50%, 11/15/30	6,929	7,443
Pool #545233, 7.50%, 12/15/30	2,848	3,059
Pool #540659, 7.00%, 01/15/31	5,829	6,178
Pool #486019, 7.50%, 01/15/31	24,222	26,014
Pool #535388, 7.50%, 01/15/31	18,803	20,195
Pool #537406, 7.50%, 02/15/31	10,966	11,778
Pool #528589, 6.50%, 03/15/31	165,572	173,452
Pool #508473, 7.50%, 04/15/31	71,850	77,167
Pool #533723, 7.50%, 04/15/31	18,162	19,506
Pool #544470, 8.00%, 04/15/31	33,945	36,778
Pool #781287, 7.00%, 05/15/31	124,408	131,928
Pool #541499, 6.50%, 07/15/31	11,519	12,067
Pool #549742, 7.00%, 07/15/31	82,863	87,828
Pool #781319, 7.00%, 07/15/31	41,983	44,506
Pool #485879, 7.00%, 08/15/31	131,285	139,150
Pool #555125, 7.00%, 09/15/31	25,143	26,649
Pool #781328, 7.00%, 09/15/31	114,295	121,210
Pool #550991, 6.50%, 10/15/31	47,910	50,190
Pool #571267, 7.00%, 10/15/31	17,201	18,232
Pool #547948, 6.50%, 11/15/31	32,234	33,768
Pool #574837, 7.50%, 11/15/31	24,588	26,408
Pool #555171, 6.50%, 12/15/31	17,009	17,819
Pool #427546, 6.50%, 12/15/31	9,676	10,137
Pool #781380, 7.50%, 12/15/31	38,026	40,846
Pool #781481, 7.50%, 01/15/32	208,567	224,052
Pool #580972, 6.50%, 02/15/32	42,476	44,495
Pool #781401, 7.50%, 02/15/32	116,580	125,221
Pool #552474, 7.00%, 03/15/32	71,365	75,636
Pool #781478, 7.50%, 03/15/32	66,037	70,939
Pool #781429, 8.00%, 03/15/32	94,854	102,705
Pool #583942, 6.50%, 06/15/32	196,975	206,337
Pool #583645, 8.00%, 07/15/32	56,038	60,709
Pool #590424, 6.50%, 09/15/32	48,111	50,398
Pool #552822, 5.50%, 10/15/32	920,317	937,593

2005 Semiannual Report 85

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Government National Mortgage Association (continued)
Pool #595077, 6.00%, 10/15/32	$328,743	$339,447
Pool #596657, 7.00%, 10/15/32	45,427	48,146
Pool #552952, 6.00%, 12/15/32	331,558	342,354
Pool #612953, 7.00%, 12/15/32	109,878	116,454
Pool #602102, 6.00%, 02/15/33	398,961	411,882
Pool #588192, 6.00%, 02/15/33	164,187	169,504
Pool #608138, 5.50%, 03/15/33	532,649	542,516
Pool #603520, 6.00%, 03/15/33	357,981	369,575
Pool #604243, 6.00%, 04/15/33	673,710	695,529
Pool #611526, 6.00%, 05/15/33	215,255	222,226
Pool #781627, 5.50%, 06/15/33	1,367,753	1,393,418
Pool #553320, 6.00%, 06/15/33	986,564	1,018,515
Pool #572733, 6.00%, 07/15/33	181,577	187,457
Pool #620452, 5.50%, 08/15/33	779,457	793,896
Pool #616009, 4.50%, 10/15/33	2,035,096	1,985,717
Pool #608319, 5.50%, 10/15/33	2,632,505	2,681,272
Pool #622637, 5.50%, 11/15/33	1,205,136	1,227,461
Pool #573916, 6.00%, 11/15/33	546,368	564,063
Pool #604875, 6.00%, 12/15/33	1,566,616	1,617,354
Pool #781690, 6.00%, 12/15/33	533,348	550,725
Pool #781699, 7.00%, 12/15/33	261,694	277,389
Pool #621856, 6.00%, 01/15/34	747,948	772,051
Pool #629973, 6.00%, 06/15/34	1,373,347	1,417,603
Pool #632831, 5.50%, 07/15/34	2,049,152	2,086,677
Pool #562376, 5.50%, 08/15/34	807,570	822,359
Pool #633794, 5.50%, 10/15/34	499,477	508,584
Pool #591083, 4.50%, 03/15/35	699,150	681,964
Pool #583085, 5.00%, 03/15/35	599,311	598,930
Pool #631182, 5.50%, 03/15/35	8,192,135	8,341,502
Pool #544115, 5.00%, 04/15/35	6,922,000	6,917,598
TBA, 5.00%, 05/01/35 (c)	1,700,000	1,696,280
TBA, 6.50%, 05/01/35 (c)	3,881,000	4,061,706

		47,801,840

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	97,399

U.S. Treasury Bonds (5.8%)
8.75%, 05/15/17	7,335,000	10,323,440
8.50%, 02/15/20	5,795,000	8,278,476
8.75%, 08/15/20	300,000	439,406
6.25%, 08/15/23	22,620,000	27,184,649
6.38%, 08/15/27	14,770,000	18,359,804
5.38%, 02/15/31	7,395,000	8,352,305

		72,938,080

U.S. Treasury Notes (6.4%)
5.75%, 11/15/05	44,455,000	45,050,609
4.38%, 05/15/07	4,305,000	4,365,709
2.75%, 08/15/07	3,000,000	2,939,766
3.25%, 08/15/07	2,260,000	2,239,608
3.00%, 11/15/07	1,965,000	1,932,300
2.63%, 05/15/08	3,150,000	3,049,348
3.13%, 09/15/08	1,820,000	1,782,321
3.13%, 10/15/08	1,325,000	1,296,895
3.38%, 11/15/08	8,640,000	8,521,200
4.88%, 02/15/12	1,000,000	1,050,586
4.00%, 11/15/12	5,180,000	5,175,550
4.00%, 02/15/15	2,805,000	2,759,528

		80,163,420

Total U.S. Government and Agency Long-Term Obligations		902,671,278

Corporate Bonds (35.3%)
Aerospace (0.3%)
Boeing Co., 6.13%, 02/15/33	500,000	554,120
General Dynamics Corp., 3.00%, 05/18/08	425,000	410,489
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	832,740
Northrop Grumman Corp., 7.13%, 02/15/11	535,000	601,738
Raytheon Co., 6.50%, 07/15/05	36,000	36,207
Raytheon Co., 8.30%, 03/01/10	250,000	288,734
Raytheon Co., 5.50%, 11/15/12	150,000	157,238
Raytheon Co., 7.00%, 11/01/28	225,000	265,138
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	502,783
United Technologies Corp., 6.35%, 03/01/11	675,000	737,588

		4,386,775

Agricultural Products (0.0%)
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	80,750
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	280,000	277,327

		358,077

Airlines (0.1%)
Continental Airlines, Inc., 6.56%, 02/15/12	395,000	417,563
Continental Airlines, Inc., 7.88%, 07/02/18	232,079	215,232
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	25,809

86 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Airlines (continued)
Southwest Airlines Corp., 5.13%, 03/01/17	$250,000	$239,901

		898,505

Apparel Manufacturers (0.0%)
Jones Apparel Group, 6.13%, 11/15/34	160,000	151,162

Automobiles (0.5%)
DaimlerChrysler AG, 6.40%, 05/15/06	350,000	355,821
DaimlerChrysler AG, 4.05%, 06/04/08	700,000	674,309
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	706,938
DaimlerChrysler AG, 6.50%, 11/15/13	200,000	204,189
DaimlerChrysler AG, 8.50%, 01/18/31	325,000	371,156
DaimlerChrysler NA Holdings, 4.75%, 01/15/08	1,000,000	986,479
Ford Motor Co., 7.45%, 07/16/31	1,150,000	945,003
General Motors, 8.38%, 07/15/33	400,000	304,472
Lear Corp., 5.75%, 08/01/14	125,000	108,477
Nissan Motor Acceptance, 4.63%, 03/08/10	520,000	514,972
Toyota Motor Credit Corp., 4.25%, 03/15/10	570,000	567,548

		5,739,364

Banking (4.2%)
American Express Centurion Bank, 4.38%, 07/30/09	400,000	400,277
Anadarko Finance Co., 6.75%, 05/01/11	200,000	222,403
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	444,244
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09	100,000	95,125
Bank of America Corp., 4.75%, 10/15/06	1,000,000	1,011,978
Bank of America Corp., 5.88%, 02/15/09	500,000	526,886
Bank of America Corp., 4.88%, 09/15/12	490,000	497,130
Bank of America Corp., 4.88%, 01/15/13	850,000	857,897
Bank of America Corp., 5.25%, 12/01/15	1,250,000	1,286,305
Bank of New York Corp., 5.20%, 07/01/07	565,000	576,340
Bank One Corp., 4.13%, 09/01/07	1,615,000	1,621,955
Bank One Corp., 7.88%, 08/01/10	100,000	115,021
Bank One Corp., 5.25%, 01/30/13	800,000	818,387
Bank One Corp., 8.00%, 04/29/27	492,000	638,751
Bank One NA, 3.70%, 01/15/08	500,000	494,069
BB&T Corp., 6.50%, 08/01/11	300,000	329,745
BB&T Corp., 4.75%, 10/01/12	400,000	398,669
BHP Finance Corp., 6.42%, 03/01/26	135,000	155,994
BSCH Issuances Ltd., 7.63%, 11/03/09	600,000	675,913
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	114,458
Citicorp, Inc., 6.38%, 11/15/08	275,000	292,848
Citigroup, Inc., 5.50%, 08/09/06	1,000,000	1,019,038
Citigroup, Inc., 3.63%, 02/09/09	1,100,000	1,073,600
Citigroup, Inc., 6.50%, 01/18/11	225,000	246,680
Citigroup, Inc., 5.63%, 08/27/12	500,000	526,848
Citigroup, Inc., 5.00%, 09/15/14	733,000	737,839
Citigroup, Inc., 6.63%, 06/15/32	565,000	649,587
Citigroup, Inc., 5.88%, 02/22/33	200,000	209,720
Citigroup, Inc., 5.85%, 12/11/34	550,000	580,439
Comerica, Inc., 4.80%, 05/01/15	300,000	292,326
Deutsche Bank AG, 7.50%, 04/25/09	100,000	110,974
Deutsche Bank Financial LLC., 5.38%, 03/02/15	300,000	311,180
European Investment Bank, 3.38%, 03/16/09	1,600,000	1,567,874

2005 Semiannual Report 87

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Banking (continued)
European Investment Bank, 4.63%, 05/15/14	$525,000	$538,323
Fifth Third Bank, 3.38%, 08/15/08	280,000	272,565
Fifth Third Bank, 4.20%, 02/23/10	200,000	197,812
First Union Corp., 7.00%, 03/15/06	500,000	512,964
Firstbank Puerto Rico Corp., 7.63%, 12/20/05	100,000	101,170
FleetBoston Financial Corp., 7.25%, 09/15/05	640,000	648,956
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	300,200
FleetBoston Financial Corp., 3.85%, 02/15/08	750,000	742,556
HBOS PLC, 5.38%, 11/29/49	600,000	608,230
HSBC Bank USA, 3.88%, 09/15/09	600,000	585,621
HSBC Bank USA, 4.63%, 04/01/14	400,000	391,556
HSBC Bank USA, 5.88%, 11/01/34	450,000	470,751
HSBC Holdings PLC, 7.50%, 07/15/09	955,000	1,065,470
Inter-American Development Bank, 5.75%, 02/26/08	250,000	261,646
Inter-American Development Bank, 6.80%, 10/15/25	700,000	853,592
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	1,006,343
International Lease Finance Corp, 3.50%, 04/01/09	500,000	478,776
International Lease Finance Corp., 5.75%, 02/15/07	415,000	425,695
JP Morgan Chase & Co., 5.63%, 08/15/06	450,000	459,068
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	106,041
JP Morgan Chase & Co., 3.50%, 03/15/09	1,450,000	1,403,890
JP Morgan Chase & Co., 4.50%, 11/15/10	500,000	499,089
JP Morgan Chase & Co., 6.63%, 03/15/12	940,000	1,037,934
Key Bank NA, 5.70%, 08/15/12	450,000	478,865
Key Bank NA, 5.80%, 07/01/14	250,000	265,466
KFW International Finance, Inc., 4.75%, 01/24/07	2,005,000	2,040,151
M & T Bank Corp., 3.85%, 04/01/13	300,000	294,842
Marshall & Ilsley Bank, 4.13%, 09/04/07	125,000	125,346
Marshall & Ilsley Bank, 3.80%, 02/08/08	600,000	593,836
Marshall & Ilsley Bank, 5.25%, 09/04/12	275,000	283,686
MBNA America Bank Corp., 6.25%, 01/17/07	495,000	510,507
MBNA America Bank Corp., 7.13%, 11/15/12	315,000	352,501
National City Bank of Indiana, 4.00%, 09/28/07	300,000	299,499
National City Corp., 3.20%, 04/01/08	400,000	388,069
National City Corp., 6.20%, 12/15/11	300,000	325,372
Nationsbank Corp., 6.60%, 05/15/10	200,000	217,885
PNC Funding Corp., 5.25%, 11/15/15	600,000	612,154
Popular North America, Inc., 4.70%, 06/30/09	550,000	554,609
Regions Financial Corp., 6.38%, 05/15/12	150,000	163,904
Sanwa Bank Ltd., 7.40%, 06/15/11	600,000	676,433
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	200,912
St. George Bank Ltd. (b), 5.30%, 10/15/15	400,000	409,838
SunTrust Banks, Inc., 5.20%, 01/17/17	300,000	303,962
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	319,874
U.S. Bancorp, 5.10%, 07/15/07	500,000	510,245
Union Planters Corp., 4.38%, 12/01/10	150,000	147,603
Unionbancal Corp., 5.25%, 12/16/13	350,000	355,555
US Bank NA, 2.85%, 11/15/06	1,500,000	1,476,299
US Bank NA Minnesota, 6.38%, 08/01/11	250,000	274,263
US Bank NA, 4.80%, 04/15/15	225,000	223,623
Wachovia Bank NA, 4.85%, 07/30/07,	800,000	816,527
Wachovia Corp., 3.63%, 02/17/09	2,175,000	2,125,337

88 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Banking (continued)
Wachovia Corp., 4.88%, 02/15/14	$310,000	$309,649
Wells Fargo & Co., 3.50%, 04/04/08	625,000	613,410
Wells Fargo & Co., 3.13%, 04/01/09	1,400,000	1,345,071
Wells Fargo & Co., 6.45%, 02/01/11	1,440,000	1,574,953
Wells Fargo & Co., 5.13%, 09/15/16	350,000	355,514
Westpac Banking Corp., 4.63%, 06/01/18	250,000	235,795

		51,650,303

Building & Construction (0.3%)
Catepillar, Inc., 7.30%, 05/01/31	170,000	216,536
Centex Corp., 7.88%, 02/01/11	250,000	284,419
Centex Corp., 7.50%, 01/15/12	100,000	112,960
Hanson Australia Funding, 5.25%, 03/15/13	450,000	451,320
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	249,536
Lennar Corp., 5.95%, 03/01/13	90,000	94,269
Masco Corp., 5.88%, 07/15/12	360,000	382,125
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	252,742
Pulte Homes Inc., 4.88%, 07/15/09	575,000	572,210
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	45,384
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	110,530
Pulte Homes, Inc., 6.00%, 02/15/35	250,000	232,979
Ryland Group, 5.38%, 01/15/15	400,000	397,640
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	165,644

		3,568,294

Business Services (0.1%)
First Data Corp., 3.38%, 08/01/08	400,000	389,026
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	147,142

		536,168

Cable (0.4%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	424,490
Comcast Corp., 6.20%, 11/15/08	475,000	501,461
Comcast Corp., 5.85%, 01/15/10	465,000	488,747
Comcast Corp., 5.50%, 03/15/11	500,000	517,854
Comcast Corp., 8.38%, 03/15/13	400,000	485,605
Comcast Corp., 9.46%, 11/15/22	200,000	279,796
Comcast Corp., 7.05%, 03/15/33	500,000	584,331
Cox Communications, Inc., 7.13%, 10/01/12	500,000	555,577
Harris Corp., 6.35%, 02/01/28	250,000	266,573
USA Interactive, 7.00%, 01/15/13	300,000	318,509

		4,422,943

Chemicals (0.2%)
Albemarle Corp., 5.10%, 02/01/15	200,000	197,116
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	102,115
Dow Chemical Co., 5.75%, 11/15/09	570,000	606,193
ICI North America, 8.88%, 11/15/06	300,000	319,594
Lubrizol Corp., 6.50%, 10/01/34	250,000	270,071
Praxair, Inc., 6.85%, 06/15/05	70,000	70,257
Praxair, Inc., 3.95%, 06/01/13	300,000	285,352
Rohm & Haas Co., 7.40%, 07/15/09	156,000	174,377
Rohm & Haas Co., 7.85%, 7/15/29	200,000	268,390
Yara International Asa, 5.25%, 12/15/14	250,000	249,369

		2,542,834

2005 Semiannual Report 89

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Commercial Services (0.1%)
Aramark Services, Inc., 6.38%, 02/15/08	$140,000	$147,083
Cendant Corp., 6.88%, 08/15/06	580,000	599,687
Cendant Corp., 7.38%, 01/15/13	390,000	440,408

		1,187,178

Computers (0.2%)
Dell Computer Corp., 7.10%, 04/15/28	250,000	307,417
First Data Corp., 6.38%, 12/15/07	350,000	369,393
Hewlett Packard Co., 3.63%, 03/15/08	250,000	246,714
Hewlett Packard Co., 6.50%, 07/01/12	250,000	276,380
IBM Corp., 6.45%, 08/01/07	115,000	120,421
IBM Corp., 3.80%, 02/01/08	415,000	411,354
IBM Corp., 5.50%, 01/15/09	200,000	208,356
IBM Corp., 4.75%, 11/29/12	475,000	478,243
IBM Corp., 5.88%, 11/29/32	415,000	443,705
Kern River Funding Corp., 4.89%, 04/30/18	91,700	92,469

		2,954,452

Conglomerates (0.1%)
Fortune Brands, Inc., 2.88%, 12/01/06	500,000	491,148
Procter & Gamble Co., 6.88%, 09/15/09	320,000	353,864
Procter & Gamble Co., 4.95%, 08/15/14	500,000	509,922
Procter & Gamble Co., 5.80%, 08/15/34	200,000	214,770

		1,569,704

Containers (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	145,959
Sealed Air Corp., 5.38%, 04/15/08	200,000	203,827
Sealed Air Corp., 6.95%, 05/15/09	55,000	58,870

		408,656

Cruise Lines (0.0%)
Carnival Corp., 3.75%, 11/15/07	500,000	493,960

Department Stores (0.1%)
Federated Department Stores, 6.63%, 04/01/11	370,000	403,050
Federated Department Stores, 6.90%, 04/01/29	250,000	279,728
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	113,157
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	535,599
Kohl’s Corp., 6.30%, 03/01/11	50,000	53,789

		1,385,323

Electric - Distribution (0.2%)
Cincinnati Gas and Electric Co., 5.40%, 06/15/33	125,000	122,356
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	391,543
Ohio Power Co., 6.60%, 02/15/33	200,000	228,954
PPL Electric Utility, 5.88%, 08/15/07	1,000,000	1,032,736
PSEG Power, 5.50%, 12/01/15	200,000	204,776
TXU Energy Co., 6.13%, 03/15/08	300,000	311,636
TXU Energy Co., 6.15%, 11/15/13	320,000	346,845
Wisconsin Energy Corp., 5.50%, 12/01/08	300,000	310,896

		2,949,742

Electric - Integrated (1.5%)
Alabama Power Co., 5.70%, 02/15/33	200,000	209,482
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	135,828
American Electric Power Co., 6.13%, 05/15/06	249,000	254,468
Carolina Power & Light, 5.70%, 04/01/35	300,000	307,445
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	73,630
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	218,634
Conectiv, Inc., 5.30%, 06/01/05	45,000	45,054

90 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Electric - Integrated (continued)
Consolidated Edison, Inc., 7.15%, 12/01/09	$60,000	$66,673
Consolidated Edison, Inc., 4.88%, 02/01/13	560,000	564,342
Consolidated Edison, Inc., 5.88%, 04/01/33	200,000	216,678
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	562,057
Consumers Energy - ITC, 4.25%, 04/15/08	205,000	203,819
Consumers Energy - ITC, 4.00%, 05/15/10	200,000	193,390
Dominion Resource, Inc., 6.30%, 03/15/33	500,000	529,347
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,183,759
Duke Energy Corp., 6.25%, 01/15/12	770,000	831,270
Emerson Electric Co., 7.88%, 06/01/05	115,000	115,394
Emerson Electric Co., 6.00%, 08/15/32	140,000	154,471
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	297,203
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	490,182
Exelon Corp., 6.75%, 05/01/11	425,000	466,483
Exelon Generation Co., 5.35%, 01/15/14	575,000	588,887
Florida Power & Light Co., 6.88%, 12/01/05	225,000	229,227
Florida Power & Light Co., 5.85%, 02/01/33	170,000	185,616
Florida Power & Light Co., 5.95%, 10/01/33	130,000	143,988
Florida Power Corp., 5.90%, 03/01/33	115,000	119,676
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	89,081
General Electric Capital Corp., 4.63%, 09/15/09	1,075,000	1,085,573
General Electric Capital Corp., 5.375%, 03/15/07	400,000	409,365
General Electric Capital Corp., 3.75%, 12/15/09	900,000	875,812
General Electric Capital Corp., 5.00%, 02/01/13	1,575,000	1,602,914
Georgia Power Corp., 5.13%, 11/15/12	180,000	183,851
Midamerican Energy Holdings Co., 5.88%, 10/01/12	675,000	711,029
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	105,189
Ohio Power Co., 6.60%, 02/15/33	200,000	228,954
Oncor, Inc., 6.38%, 05/01/12	165,000	179,433
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,172,774
Pepco Holdings, Inc., 4.00%, 05/15/10	200,000	193,390
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	194,573
Progress Energy, Inc., 5.85%, 10/30/08	105,000	108,878
Progress Energy, Inc., 7.10%, 03/01/11	440,000	481,900
PSEG Power Corp., 6.95%, 06/01/12	125,000	139,345
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	338,523
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	174,780
Scana Corp., 6.88%, 05/15/11	50,000	55,783
Scana Corp., 6.25%, 02/01/12	250,000	272,102
Scottish Power, 5.81%, 03/15/25	200,000	203,559
Southern California Edison Co., 8.00%, 02/15/07	277,000	294,963
Southern California Edison Co., 6.00%, 01/15/34	300,000	323,822
Southern California Edison Co., 5.55%, 01/15/36	400,000	404,758
Southern Power Co., 6.25%, 07/15/12	225,000	242,750
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	104,580

		18,564,684

Farm Machinery & Equipment (0.0%)
Deere & Co., 7.85%, 05/15/10	220,000	253,142

Financial Services (16.4%)
Ace Ina Holdings, 8.30%, 08/15/06	250,000	262,171
Ace Ina Holdings, 5.88%, 06/15/14	350,000	361,591
American Express Co., 6.88%, 11/01/05	100,000	101,603

2005 Semiannual Report 91

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Financial Services (continued)
American Express Co., 4.88%, 07/15/13	$285,000	$288,138
American General Finance, 5.38%, 10/01/12	575,000	588,391
American Honda Financial, 3.39%, 10/03/05 (d)	245,000	245,319
Associates Corp. of North America, 6.95%, 11/01/18	575,000	673,836
Axa Financial, Inc., 7.75%, 08/01/10	450,000	516,594
Axa Financial, Inc., 7.00%, 04/01/28	225,000	266,038
Bear Stearns Co., Inc., 5.70%, 01/15/07	1,000,000	1,026,217
Bear Stearns Co., Inc., 5.70%, 11/15/14	425,000	445,118
Bear Stearns Co., Inc., 4.65%, 07/02/18	600,000	567,809
Boeing Capital Corp., 5.75%, 02/15/07	1,200,000	1,232,742
Boeing Capital Corp., 6.10%, 03/01/11	85,000	91,232
Boeing Capital Corp., 5.80%, 01/15/13	225,000	239,382
Capital One Bank, 6.88%, 02/01/06	120,000	122,676
Capital One Bank, 4.88%, 05/15/08	700,000	705,823
Capital One Financial, 5.25%, 02/21/17	275,000	268,270
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	91,231
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	666,479
Caterpillar Financial Services Corp., 4.50%, 06/15/09	350,000	351,420
CIT Group, Inc., 3.88%, 11/03/08	500,000	490,571
CIT Group, Inc., 4.75%, 12/15/10	340,000	340,248
CIT Group, Inc., 5.13%, 09/30/14	425,000	425,633
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	120,389
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	982,586
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06	1,525,000	1,561,141
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	486,338
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	661,490
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14	290,000	294,965
Credit Suisse First Boston USA, Inc., 3.17%, 05/15/14 (d)	13,223,730	13,230,217
Credit Suisse First Boston USA, Inc., 3.15%, 04/15/18 (d)	20,000,000	19,999,999
CreditSuisse First Boston USA, Inc., 2.95%, 02/15/20 (d)	20,000,000	19,999,999
Credit Suisse First Boston USA, Inc., 7.13%, 07/15/32	400,000	490,461
Erp Operating LP, 5.25%, 09/15/14	300,000	300,980
Financing Corp., 9.80%, 11/30/17	30,000	44,150
Ford Motor Credit Co., 6.88%, 02/01/06	1,194,000	1,207,750
Ford Motor Credit Co., 6.50%, 01/25/07	950,000	949,905
Ford Motor Credit Co., 4.95%, 01/15/08	375,000	352,877
Ford Motor Credit Co., 5.70%, 01/15/10	500,000	451,904
Ford Motor Credit Co., 7.25%, 10/25/11	1,140,000	1,053,700
Ford Motor Credit Co., 7.00%, 10/01/13	1,735,000	1,561,457
General Electric Capital Corp., 4.25%, 01/15/08	480,000	480,740
General Electric Capital Corp., 5.88%, 02/15/12	100,000	106,712
General Electric Capital Corp., 6.00%, 06/15/12	445,000	478,391
General Electric Capital Corp., 5.45%, 01/15/13	200,000	209,166
General Electric Capital Corp., 6.75%, 03/15/32	1,695,000	2,022,789
General Motors Acceptance Corp., 6.13%, 09/15/06	500,000	497,019
General Motors Acceptance Corp., 6.13%, 08/28/07	1,850,000	1,802,627
General Motors Acceptance Corp., 7.75%, 01/19/10	300,000	282,764
General Motors Acceptance Corp., 7.25%, 03/02/11	915,000	820,677
General Motors Acceptance Corp., 6.88%, 09/15/11	750,000	657,089
General Motors Acceptance Corp., 7.00%, 02/01/12	140,000	121,817
General Motors Acceptance Corp., 6.88%, 08/28/12	750,000	646,090
General Motors Acceptance Corp., 8.00%, 11/01/31	800,000	673,150

92 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Financial Services (continued)
Golden West Financial Corp., 4.75%, 10/01/12	$265,000	$267,283
Goldman Sachs Group, Inc., 4.13%, 01/15/08	1,060,000	1,057,561
Goldman Sachs Group, Inc., 3.88%, 01/15/09	500,000	490,725
Goldman Sachs Group, Inc., 6.65%, 05/15/09	700,000	755,318
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	192,379
Goldman Sachs Group, Inc., 5.25%, 04/01/13	1,125,000	1,144,431
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,495,733
Goldman Sachs Group, Inc., 6.13%, 02/15/33	800,000	845,890
Greenwich Capital Commercial Funding Corp. 3.05%, 11/05/19 (d)	20,000,000	19,997,255
Harley Davidson Funding, 3.63%, 12/15/08	600,000	591,118
Household Finance Corp., 5.88%, 02/01/09	1,620,000	1,697,199
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,551,116
International Lease Finance Corp., 4.38%, 12/15/05	450,000	451,560
International Lease Finance Corp., 4.00%, 01/17/06	250,000	250,278
J Paul Getty Trust Corp., 5.88%, 10/01/33	2,500,000	2,700,340
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	989,619
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	104,347
JP Morgan Chase & Co., 3.15%, 04/16/19	20,000,000	20,022,621
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,561,961
Korea Development Bank, 4.75%, 07/20/09	1,500,000	1,508,084
Lehman Brothers Holding, Inc., 4.80%, 03/13/14	600,000	593,438
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	1,000,000	980,323
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	111,867
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	983,276
Lehman Brothers Holdings, Inc., 3.12%, 10/15/17 (d)	20,000,000	20,014,569
Mellon Financial Corp., 7.00%, 03/15/06	200,000	205,073
Mellon Financial Corp., 6.40%, 05/14/11	450,000	493,891
Mellon Financial Corp., 5.00%, 12/01/14	200,000	202,519
Morgan Stanley, 7.75%, 06/15/05	200,000	200,993
Morgan Stanley, 6.10%, 04/15/06	300,000	306,083
Morgan Stanley, 5.80%, 04/01/07	850,000	874,030
Morgan Stanley, 3.63%, 04/01/08	750,000	734,860
Morgan Stanley, 6.60%, 04/01/12	450,000	492,795
Morgan Stanley, 5.30%, 03/01/13	625,000	638,688
Morgan Stanley, 4.75%, 04/01/14	1,000,000	966,546
Morgan Stanley, 7.25%, 04/01/32	250,000	310,232
National Rural Utilities, 4.75%, 03/14/14	550,000	549,847
Nisource Finance Corp., 7.63%, 11/15/05	170,000	173,472
Prudential Financial, Inc., 3.75%, 05/01/08	655,000	645,311
Prudential Financial, Inc., 5.10%, 09/20/14	300,000	303,334
Royal Bank of Scotland Group, 5.00%, 11/12/13	400,000	407,022
Royal Bank of Scotland Group, 5.05%, 01/08/15	535,000	542,110
Royal Bank of Scotland Group, 4.70%, 07/03/18	800,000	772,947
SLM Corp., 5.38%, 05/15/14	1,050,000	1,084,179
Synovus Financial Corp., 4.88%, 02/15/13	150,000	150,345
Textron Financial Corp., 2.75%, 06/01/06	435,000	426,682
Wachovia Bank Commercial Mortgage, 3.12%, 10/15/15 (d)	30,000,000	30,027,320
Washington Mutual, Inc., 5.63%, 01/15/07	400,000	409,216
Washington Mutual, Inc., 4.38%, 01/15/08	750,000	750,191
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	460,303

		205,404,151

2005 Semiannual Report 93

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Food & Related (1.0%)
Albertson’s, Inc., 7.50%, 02/15/11	$800,000	$884,466
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	50,000	49,352
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	273,376
Archer Daniels Midland Co., 5.94%, 10/01/32	485,000	524,059
Cadbury Schweppes PLC, 5.13%, 10/01/13	300,000	302,125
Campbell Soup Co., 4.88%, 10/01/13	400,000	404,799
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	151,741
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	535,000	583,049
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28	395,000	465,278
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	166,971
Conagra Foods, Inc., 7.00%, 10/01/28	375,000	449,086
Diageo Capital PLC, 3.50%, 11/19/07	860,000	846,043
General Mills, Inc., 5.13%, 02/15/07	350,000	356,417
General Mills, Inc., 6.00%, 02/15/12	102,000	109,750
HJ Heinz Finance, 6.75%, 03/15/32	150,000	178,766
Kellogg Co., 6.00%, 04/01/06	163,000	166,263
Kellogg Co., 2.88%, 06/01/08	1,025,000	983,793
Kraft Foods, Inc., 4.63%, 11/01/06	60,000	60,432
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	832,848
Kraft Foods, Inc., 6.50%, 11/01/31	320,000	362,412
Kroger Co., 6.80%, 04/01/11	340,000	372,662
Kroger Co., 6.20%, 06/15/12	400,000	427,559
Kroger Co., 7.50%, 04/01/31	135,000	157,281
Miller Brewing Co., 5.50%, 08/15/13	250,000	257,175
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	350,000	428,853
Pepsiamericas, Inc., 4.88%, 01/15/15	750,000	748,592
Safeway, Inc., 6.15%, 03/01/06	150,000	152,186
Safeway, Inc., 6.50%, 03/01/11	400,000	425,050
Sara Lee Corp., 6.25%, 09/15/11	425,000	462,775
Supervalu, Inc., 7.50%, 05/15/12	125,000	140,571
Tricon Global Restaurant, 8.88%, 04/15/11	200,000	241,517
Unilever Capital Corp., 7.13%, 11/01/10	550,000	621,297

		12,586,544

Healthcare Services (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12	300,000	328,172
Eli Lilly & Co., 7.13%, 06/01/25	200,000	248,525
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	102,262

		678,959

Hotels (0.0%)
Harrahs Operating Co., Inc., 5.50%, 07/01/10	380,000	388,542

Household Products (0.0%)
Clorox Co., 4.20%, 01/15/10	530,000	526,160

Insurance (0.8%)
Allstate Corp., 5.38%, 12/01/06	675,000	687,271
Allstate Corp., 6.13%, 02/15/12	430,000	467,904
Allstate Corp., 6.13%, 12/15/32	200,000	219,178
American General Corp., 7.50%, 07/15/25	250,000	310,065
Berkley Corp., 5.13%, 09/30/10	175,000	175,541
Berkshire Hathaway, Inc., 4.13%, 01/15/10	750,000	739,190
Farmers Insurance Exchange, 8.625%, 05/01/24	400,000	493,520
General Motors Acceptance Corp., 5.63%, 05/15/09	250,000	226,299
Hartford Financial Services Group, 4.75%, 03/01/14	200,000	196,636

94 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Insurance (continued)
Hartford Life, Inc., 7.38%, 03/01/31	$100,000	$124,392
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	197,925
ING Sec Life Institutional Fund, 4.25%, 01/15/10	2,000,000	1,987,155
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12	175,000	182,959
Metlife, Inc., 6.13%, 12/01/11	835,000	904,044
Monumental Global Funding II, 4.38%, 07/30/09	500,000	496,960
New York Life Insurance, 5.88%, 05/15/33	200,000	214,479
NLV Financial Corp., 7.50%, 08/15/33	125,000	145,116
North Front Pass, 5.81%, 12/15/24	500,000	512,188
Principal Life Global Funding, 6.25%, 02/15/12	150,000	163,919
Progressive Corp., 6.25%, 12/01/32	150,000	166,875
RLI Corp., 5.95%, 01/15/14	200,000	201,405
Travelers Property Casualty Corp., 6.38%, 03/15/33	200,000	214,145
Western & Southern Finance, 5.75%, 07/15/33	250,000	255,979
XL Capital Ltd., 5.25%, 09/15/14	1,020,000	1,014,718

		10,297,863

Manufacturing (0.1%)
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	182,406
Honeywell International, Inc., 6.13%, 11/01/11	250,000	271,180
Norsk Hydro AS, 6.36%, 01/15/09	460,000	491,292
Tyco International Group SA, 6.13%, 01/15/09	165,000	174,329
Tyco International Group SA, 6.00%, 11/15/13	500,000	534,010
Tyco International Group SA, 6.88%, 01/15/29	125,000	145,394

		1,798,611

Medical Products (0.2%)
Baxter International, Inc., 4.63%, 03/15/15	130,000	126,233
Boston Scientific, 5.45%, 06/15/14	600,000	622,204
Johnson & Johnson, 4.95%, 05/15/33	200,000	196,426
Wyeth, 5.50%, 02/01/14	900,000	934,706
Wyeth, 6.50%, 02/01/34	350,000	395,256

		2,274,825

Metals & Minerals (0.2%)
Alcan, Inc., 6.45%, 03/15/11	75,000	82,606
Alcan, Inc., 4.50%, 05/15/13	230,000	224,694
Alcoa, Inc., 6.00%, 01/15/12	310,000	333,771
Barrick Gold Finance, Inc., 4.88%, 11/15/14	390,000	383,772
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	402,445
Codelco, Inc., 6.38%, 11/30/12	120,000	130,660
Inco Ltd., 7.75%, 05/15/12	300,000	348,037
Newmont Mining Corp., 5.88%, 04/01/35	300,000	301,156
Noranda, Inc., 7.00%, 07/15/05	510,000	513,606
Placer Dome, Inc., 6.38%, 03/01/33	235,000	254,934

		2,975,681

Multimedia (0.7%)
AOL Time Warner, Inc., 6.13%, 04/15/06	475,000	484,687
AOL Time Warner, Inc., 6.88%, 05/01/12	820,000	913,203
AOL Time Warner, Inc., 6.88%, 06/15/18	298,000	337,009
AOL Time Warner, Inc., 7.63%, 04/15/31	300,000	365,579
AOL Time Warner, Inc., 7.70%, 05/01/32	1,130,000	1,392,468
Belo Corp., 8.00%, 11/01/08	145,000	158,671
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	185,408
Gannet Co., Inc., 5.50%, 04/01/07	185,000	189,741

2005 Semiannual Report 95

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Multimedia (continued)
Johnson Controls, Inc., 4.88%, 09/15/13	$300,000	$299,473
News America Holdings, Inc., 9.25%, 02/01/13	200,000	252,466
News America Holdings, Inc., 8.00%, 10/17/16	200,000	241,933
News America Holdings, Inc., 7.28%, 06/30/28	130,000	148,907
News America Holdings, Inc., 6.20%, 12/15/34	500,000	504,453
Reed Elsevier Capital, 6.13%, 08/01/06	900,000	918,673
Viacom, Inc., 5.63%, 05/01/07	1,000,000	1,021,160
Viacom, Inc., 5.63%, 08/15/12	250,000	251,737
Viacom, Inc., 7.88%, 07/30/30	135,000	160,322
Walt Disney Co., 5.38%, 06/01/07	1,000,000	1,021,942
Walt Disney Co., 6.38%, 03/01/12	236,000	257,390

		9,105,222

Natural Gas Transmission (0.1%)
Keyspan Corp., 5.80%, 04/01/35	400,000	420,758
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	350,000	341,724
Plains All American Pipeline, 5.63%, 12/15/13	560,000	578,677

		1,341,159

Non-Hazardous Waste Disposal (0.1%)
Waste Management, Inc., 7.38%, 08/01/10	250,000	279,829
Waste Management, Inc., 6.38%, 11/15/12	350,000	385,784
Waste Management, Inc., 7.00%, 07/15/28	275,000	313,311

		978,924

Oil & Gas (1.5%)
AGL Capital Corp., 4.45%, 04/15/13	300,000	291,882
Amerada Hess Corp., 7.30%, 08/15/31	200,000	228,611
Anadarko Petroleum Corp., 7.50%, 05/01/31	205,000	257,337
Apache Corp., 6.25%, 04/15/12	390,000	431,356
Apache Corp., 7.63%, 07/01/19	100,000	124,654
Apache Finance Canada, 4.38%, 05/15/15	400,000	389,380
Atmos Energy Corp., 5.13%, 01/15/13	225,000	227,435
Australian Gas Light Co., 5.30%, 09/25/15	150,000	153,568
BP Amoco PLC, 5.90%, 04/15/09	200,000	212,456
BP Capital Markets America, 4.20%, 06/15/18	250,000	232,710
Brascan Corp., 5.75%, 03/01/10	305,000	316,713
Burlington Resources Finance Co., 6.40%, 08/15/11	210,000	227,097
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	386,609
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	88,997
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	490,084
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	143,593
Colonial Pipeline, 7.63%, 04/15/32	365,000	486,319
Conoco Funding Co., 6.35%, 10/15/11	600,000	663,351
Conoco Funding Co., 4.75%, 10/15/12	1,300,000	1,309,858
Conoco, Inc., 6.35%, 04/15/09	250,000	268,496
Conoco, Inc., 6.95%, 04/15/29	170,000	207,265
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	61,098
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	285,853
EnCana Corp., 4.75%, 10/15/13	575,000	567,006
Encana Holdings Finance Corp., 5.80%, 05/01/14	425,000	449,286
Halliburton Co., 5.50%, 10/15/10	400,000	416,319
Keyspan Corp., 7.63%, 11/15/10	210,000	241,302
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	396,357
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	170,661
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12	300,000	327,769

96 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Oil & Gas (continued)
Kinder Morgan Energy Partners LP, 5.15%, 03/01/15	$165,000	$163,989
Marathon Oil Corp, 6.80%, 03/15/32	200,000	226,446
Marathon Oil Corp., 5.38%, 06/01/07	810,000	827,826
Motiva Enterprises Corp., 5.20%, 09/15/12	125,000	129,129
Murphy Oil Corp., 6.38%, 05/01/12	100,000	110,628
Nabors, Inc., 5.38%, 08/15/12	70,000	72,764
Nexen, Inc., 5.05%, 11/20/13	500,000	498,068
Occidental Petroleum, 6.75%, 01/15/12	450,000	504,793
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,096,554
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,026,599
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	679,063
Petroleos Mexicanos, 8.85%, 09/15/07	475,000	516,325
Praxair, Inc., 6.50%, 03/01/08	390,000	411,435
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	653,879
Transocean Sedco Forex, Inc., 6.63%, 04/15/11	163,000	178,618
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	300,000	375,074
Valero Energy Corp., 6.88%, 04/15/12	500,000	549,687
Valero Energy Corp., 7.50%, 04/15/32	300,000	354,303
XTO Energy, Inc., 4.90%, 02/01/14	250,000	247,357

		18,675,959

Paper & Forest Products (0.3%)
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	300,000	294,520
International Paper Co., 4.00%, 04/01/10	850,000	819,106
International Paper Co., 5.85%, 10/30/12	300,000	310,541
Inversiones CMPC SA, 4.88%, 06/18/13	300,000	294,895
Meadwestvaco Corp., 6.80%, 11/15/32	120,000	126,655
Norske Skogindustrier, 6.13%, 10/15/15	150,000	154,925
Sappi Papier Holding AG, 6.75%, 06/15/12	80,000	86,928
Weyerhaeuser Co., 5.95%, 11/01/08	309,000	324,808
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	773,966
Weyerhaeuser Co., 7.38%, 03/15/32	150,000	163,140

		3,349,484

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.63%, 07/01/06	104,000	105,934
Abbott Laboratories, 6.40%, 12/01/06	550,000	570,569
Abbott Laboratories, 5.40%, 09/15/08	250,000	260,429
Abbott Laboratories, 3.50%, 02/17/09	200,000	195,088
Amgen, Inc., 4.00%, 11/18/09	325,000	319,699
Astrazeneca PLC, 5.40%, 06/01/14	500,000	525,483
Glaxosmithkline PLC, 5.38%, 04/15/34	40,000	346,789
Pfizer, Inc., 5.63%, 02/01/06	400,000	405,742
Pharmacia Corp., 6.60%, 12/01/28	300,000	351,230

		3,080,963

Pipelines (0.1%)
Panhandle Eastern Pipeline, 2.75%, 03/15/07	400,000	388,661
Texas Gas Transmission, 4.60%, 06/01/15	300,000	291,970
TGT Pipelines, 5.20%, 06/01/18	150,000	147,344

		827,975

Printing (0.0%)
Donnelley (R.R) & Sons Co., 4.95%, 04/01/14	200,000	196,881

2005 Semiannual Report 97

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Publishing - Newspapers (0.1%)
Gannett Co., 6.38%, 04/01/12	$400,000	$440,216
Thomson Corp., 4.25%, 08/15/09	425,000	420,131

		860,347

Real Estate Investment Trusts (0.4%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	163,815
BRE Properties, Inc., 5.95%, 03/15/07	140,000	144,143
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	622,793
Centerpoint Properties Corp., 4.75%, 08/01/10	350,000	349,674
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	261,888
Duke Realty Corp., 5.25%, 01/15/10	300,000	306,371
EOP Operating LP, 6.75%, 02/15/12	200,000	218,345
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	305,360
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	307,871
JDN Realty Corp., 6.95%, 08/01/07	20,000	20,991
Liberty Property LP, 7.25%, 03/15/11	65,000	72,383
New Plan Excel Realty Trust, 5.88%, 06/15/07	90,000	92,939
Spieker Properties LP, 7.65%, 12/15/10	1,000,000	1,147,360
Washington REIT, 5.25%, 01/15/14	200,000	202,370
Westfield Capital Corp., 5.13%, 11/15/14	260,000	260,228

		4,476,531

Research & Development (0.0%)
Science Applications International Co., 5.50%, 07/01/33	300,000	294,356

Retail (0.3%)
CVS Corp., 4.00%, 09/15/09	200,000	196,846
Limited Brands, Inc., 6.13%, 12/01/12	250,000	259,052
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	460,590
Staples, Inc., 7.13%, 08/15/07	500,000	532,211
Target Corp., 10.00%, 01/01/11	112,000	139,808
Target Corp., 6.35%, 01/15/11	210,000	229,537
Target Corp., 7.00%, 07/15/31	295,000	367,408
Wal-Mart Stores, Inc., 6.88%, 08/10/09	990,000	1,086,446
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	638,146
Wal-Mart Stores, Inc., 7.55%, 02/15/30	200,000	262,731

		4,172,775

Special Purpose Entity (2.1%)
Commercial Mortgage Pass Through, 2.95%, 04/15/17 (d)	20,000,000	19,999,999
Morgan Stanley TRACERS, 5.88%, 03/01/07 (d)	4,592,000	4,673,462
Morgan Stanley TRACERS, 6.80%, 06/15/12 (d)	1,890,000	2,055,753

		26,729,214

Telecommunications (1.8%)
Alltel Corp., 7.00%, 07/01/12	640,000	727,174
America Movil SA de CV, 6.38%, 03/01/35	630,000	585,337
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	164,717
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	88,671
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	743,246
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,522,436
Bellsouth Corp., 5.20%, 09/15/14	500,000	506,515
Bellsouth Corp., 6.55%, 06/15/34	300,000	331,925
Bellsouth Corp., 6.00%, 11/15/34	200,000	206,221
British Telecom PLC, 8.38%, 12/15/10	1,270,000	1,489,926
Centurytel, Inc., 7.88%, 08/15/12	130,000	147,693
Cingular Wireless LLC, 7.13%, 12/15/31	700,000	813,303

98 Semiannual Report 2005

Corporate Bonds (continued)

	Principal
	Amount	Value

Telecommunications (continued)
Clear Channel Communications, Inc., 4.25%, 05/15/09	$600,000	$575,376
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	215,910
Clear Channel Communications, Inc., 5.50%, 09/15/14	300,000	284,145
Cox Communications, Inc., 5.50%, 10/01/15	300,000	298,809
Deutsche Telecom International Finance, 3.88%, 07/22/08	700,000	689,340
Deutsche Telekom International Finance, 5.25%, 07/22/13	550,000	561,619
Deutsche Telekom International Finance, 8.75%, 06/15/30	625,000	837,506
France Telecom, 8.50%, 03/01/11	100,000	115,244
France Telecom, 8.75%, 03/01/11	550,000	633,844
France Telecom, 8.75%, 03/01/31	265,000	358,766
GTE Corp., 6.84%, 04/15/18	350,000	393,260
GTE Corp., 6.94%, 04/15/28	250,000	278,432
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	604,805
Motorola, Inc., 7.50%, 05/15/25	350,000	408,948
SBC Communications, Inc., 4.13%, 09/15/09	500,000	491,730
SBC Communications, Inc., 6.25%, 03/15/11	205,000	220,498
SBC Communications, Inc., 5.88%, 08/15/12	720,000	764,619
SBC Communications, Inc., 5.10%, 09/15/14	200,000	200,091
SBC Communications, Inc., 6.15%, 09/15/34	400,000	415,040
Sprint Capital Corp., 6.13%, 11/15/08	150,000	157,643
Sprint Capital Corp., 8.38%, 03/15/12	400,000	473,679
Sprint Capital Corp., 8.38%, 03/15/12	150,000	177,630
Sprint Capital Corp., 8.75%, 03/15/32	1,150,000	1,546,380
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	662,535
Univison Communication, Inc., 7.85%, 07/15/11	250,000	288,944
Verizon Global Funding Corp., 6.75%, 12/01/05	270,000	274,804
Verizon Global Funding Corp., 6.88%, 06/15/12	80,000	89,628
Verizon Global Funding Corp., 7.38%, 09/01/12	350,000	403,604
Verizon Global Funding Corp., 4.38%, 06/01/13	625,000	607,656
Verizon Global Funding Corp., 7.75%, 12/01/30	1,000,000	1,244,318
Verizon New York, Inc., 6.88%, 04/01/12	535,000	585,997

		22,187,964

Tobacco (0.0%)
Altria Group, Inc., 7.00%, 11/04/13	400,000	441,724

Tools & Accessories (0.0%)
Black & Decker Corp., 4.75%, 11/01/14	390,000	381,261
Stanley Works, 4.90%, 11/01/12	225,000	230,570

		611,831

Transportation & Shipping (0.5%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	405,775
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	462,213
Canadian National Railway Co., 6.90%, 07/15/28	210,000	249,829
CSX Corp., 7.45%, 05/01/07	180,000	191,206
CSX Corp., 6.25%, 10/15/08	650,000	687,832
CSX Corp., 6.75%, 03/15/11	225,000	248,460
CSX Corp., 5.50%, 08/01/13	240,000	248,825
FedEx Corp., 2.65%, 04/01/07	700,000	680,309
Norfolk Southern Corp., 6.75%, 02/15/11	835,000	927,917
Norfolk Southern Corp., 7.25%, 02/15/31	300,000	367,168
TTX Co., 4.90%, 03/01/15	375,000	374,952
Union Pacific Corp., 6.50%, 05/15/05	250,000	250,208
Union Pacific Corp., 5.75%, 10/15/07	545,000	563,048

2005 Semiannual Report 99

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Transportation & Shipping (continued)
Union Pacific Corp., 3.63%, 06/01/10	$410,000	$390,521
Union Pacific Corp., 5.38%, 06/01/33	105,000	101,671
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	269,568
		6,419,502

Total Corporate Bonds		444,703,413

Sovereign Bonds (2.1%)
Canada (0.5%)
Canadian Natural Resources, 4.90%, 12/01/14	475,000	465,988
Government of Canada, 5.25%, 11/05/08	630,000	657,050
Ontario Province, 5.50%, 10/01/08	350,000	366,037
Ontario Province, 4.38%, 02/15/13	725,000	726,001
Providence of Manitoba, 7.50%, 02/22/10	500,000	564,153
Province of British Columbia, 4.63%, 10/03/06	100,000	101,347
Province of British Columbia, 4.30%, 05/30/13	270,000	269,938
Province of Ontario, 3.38%, 01/15/08	1,000,000	984,630
Province of Quebec, 5.00%, 07/17/09	1,400,000	1,438,526
Quebec Province, 7.50%, 09/15/29	630,000	833,170
		6,406,840

Chile (0.1%)
Republic of Chile, 5.63%, 07/23/07	900,000	924,300

China (0.0%)
People’s Republic of China, 4.75%, 10/29/13	500,000	499,893

Denmark (0.0%)
KfW International Finance, 4.13%, 10/15/14	400,000	391,563

Finland (0.1%)
Republic of Finland, 5.88%, 02/27/06	300,000	305,789
Republic of Finland, 4.75%, 03/06/07	700,000	710,712
		1,016,501

Italy (0.5%)
Republic of Italy, 5.25%, 04/05/06	300,000	304,714
Republic of Italy, 4.38%, 10/25/06	3,500,000	3,531,073
Republic of Italy, 4.38%, 06/15/13	950,000	948,162
Republic of Italy, 4.50%, 01/21/15	430,000	428,534
Republic of Italy, 6.88%, 09/27/23	425,000	518,996
Republic of Italy, 5.38%, 06/15/33	450,000	468,417
		6,199,896

Korea (0.1%)
Bank Of Korea Corp., 4.63%, 03/16/10	700,000	696,921
Korea Developmental Bank, 5.75%, 09/10/13	200,000	209,386
		906,307

Luxembourg (0.1%)
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,001,820
Telecom Italia Capital, 6.00%, 09/30/34	390,000	386,304
		1,388,124

Mexico (0.6%)
United Mexican States, 9.88%, 02/01/10	2,750,000	3,280,749
United Mexican States, 6.38%, 01/16/13	2,775,000	2,894,325
United Mexican States, 7.50%, 04/08/33	525,000	568,313
United Mexican States, 6.75%, 09/27/34	200,000	199,200
		6,942,587

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	350,000	378,000

100 Semiannual Report 2005

Sovereign Bonds (continued)

	Principal
	Amount	Value

United Kingdom (0.1%)
British Telecom PLC, 8.625%, 12/15/30	$100,000	$136,554
Vodafone Group PLC, 7.75%, 02/15/10	150,000	170,772
Vodafone Group PLC, 5.00%, 12/16/13	300,000	303,481
Vodafone Group PLC, 7.88%, 02/15/30	350,000	460,021
		1,070,828

Total Sovereign Bonds		26,124,839

Municipal Bonds (0.1%)
Illinois (0.1%)
State Taxable Pension GO, 5.10%, 06/01/33	700,000	689,395

Texas (0.0%)
City of Dallas, 5.25%, 02/15/24	1,200,000	1,182,060

Total Municipal Bonds		1,871,455

Cash Equivalents (6.3%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $79,836,783)	79,817,494	79,817,494

Total Cash Equivalents		79,817,494

Short-Term Securities Held as Collateral for Securities Lending (18.0%)
Pool of short-term securities for Gartmore Mutual Funds - note 2 (Securities Lending)	226,831,410	226,831,410

Total Short-Term Securities Held as Collateral for Securities Lending		226,831,410

Total Investments (Cost $1,677,944,081) (a) — 133.6%		1,682,019,889

Liabilities in excess of other assets — (33.6)%		(423,079,084)
		$1,258,940,805
NET ASSETS — 100.0%

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Mortgage Dollar Rolls

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on April 30, 2005.

TBA      To Be Announced

TRACERS   Tradable Custodial Receipts

See notes to financial statements.

2005 Semiannual Report 101

Index Series

Statements of Assets and Liabilities
April 30, 2005 (Unaudited)

	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International
	Index Fund	Index Fund	Index Fund	Index Fund

Assets:
Investments, at value (cost $2,140,751,322; $797,617,898; $333,859,061; $1,136,688,912 and $1,598,126,587; respectively)	$2,244,445,601	$861,549,496	$351,201,376	$1,304,160,049
Repurchase agreements, at cost and value	118,068,093	61,166,220	54,566,837	27,994,777

Total Investments	2,362,513,694	922,715,716	405,768,213	1,332,154,826

Cash	7,137,878	2,700,709	2,686,500	3,021,044
Foreign currency, at value (cost $0; $0; $0; $25,461,164 and $0; respectively)	—	—	—	25,252,946
Interest and dividends receivable	2,645,262	610,661	321,425	4,401,898
Receivable for capital shares issued	9,995	—	—	—
Receivable for investments sold	—	—	125,448	167,266
Unrealized appreciation on forward foreign currency contracts	—	—	—	638,441
Unrealized appreciation on open swap contracts	—	—	—	—
Receivable from adviser	80,028	34,981	20,743	47,543
Receivable for variation margin on futures contracts	1,716,159	687,362	671,816	51,409
Reclaims receivable	—	—	—	369,104
Prepaid expenses and other assets	150,759	61,866	25,977	104,824

Total Assets	2,374,253,775	926,811,295	409,620,122	1,366,209,301

Liabilities:
Payable to custodian	—	—	—	—
Distributions payable	—	—	—	—
Payable for investments purchased	—	—	177,514	34,152,259
Unrealized depreciation on forward foreign currency contracts	—	—	—	140,786
Payable for variation margin on futures contracts	—	—		50,141
Payable for return of collateral received for securities on loan	131,805,609	125,650,571	75,717,049	232,104,722
Accrued expenses and other payables
Investment advisory fees	232,207	145,457	56,101	243,121
Fund administration and transfer agent fees	127,715	38,691	19,652	79,720
Distribution fees	76,076	27,545	14,837	7,987
Administrative servicing fees	110,013	13,513	8,171	4,869
Other	18,508	8,998	1,850	3,071

Total Liabilities	132,370,128	125,884,775	75,995,174	266,786,676

Net Assets	$2,241,883,647	$800,926,520	$333,624,948	$1,099,422,625

Represented by:
Capital	$2,151,640,842	$720,309,495	$317,037,331	$919,132,736
Accumulated net investment income (loss)	2,852,990	1,910,248	497,277	3,236,921

Accumulated net realized gains (losses) from investment, futures, swaps and foreign currency transactions	(13,408,718)	17,789,117	3,076,709	9,773,756
Net unrealized appreciation (depreciation) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	100,798,533	60,917,660	13,013,631	167,279,212

Net Assets	$2,241,883,647	$800,926,520	$333,624,948	$1,099,422,625

Net Assets:
Class A Shares	$9,762,275	$128,659,717	$66,979,577	$37,240,408
Class B Shares	5,397,987	711,892	357,109	250,215
Class C Shares	715,763	70,088	86,126	130,565
Institutional Class Shares	1,601,888,092	671,484,823	266,202,136	1,061,801,437
Service Class Shares	556,530,537	—	—	—
Institutional Service Class Shares	67,479,313	—	—	—
Local Fund Shares	109,680	—	—	—

Total	$2,241,883,647	$800,926,520	$333,624,948	$1,099,422,625

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore
Bond
Index Fund

Assets:
Investments, at value (cost $2,140,751,322; $797,617,898; $333,859,061; $1,136,688,912 and $1,598,126,587; respectively)	$1,602,202,395
Repurchase agreements, at cost and value	79,817,494

Total Investments	1,682,019,889

Cash	—
Foreign currency, at value (cost $0; $0; $0; $25,461,164 and $0; respectively)	—
Interest and dividends receivable	13,824,291
Receivable for capital shares issued	—
Receivable for investments sold	108,110,903
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on open swap contracts	486,886
Receivable from adviser	52,653
Receivable for variation margin on futures contracts	—
Reclaims receivable	—
Prepaid expenses and other assets	99,020

Total Assets	1,804,593,642

Liabilities:
Payable to custodian	61,567
Distributions payable	4,268,080
Payable for investments purchased	314,189,345
Unrealized depreciation on forward foreign currency contracts	—
Payable for variation margin on futures contracts	—
Payable for return of collateral received for securities on loan	226,831,410
Accrued expenses and other payables
Investment advisory fees	223,809
Fund administration and transfer agent fees	60,280
Distribution fees	8,778
Administrative servicing fees	5,670
Other	3,898

Total Liabilities	545,652,837

Net Assets	$1,258,940,805

Represented by:
Capital	$1,255,956,128
Accumulated net investment income (loss)	(27,377)
Accumulated net realized gains (losses) from investment, futures, swaps and foreign currency transactions	(1,063,754)

Net unrealized appreciation (depreciation) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	4,075,808

Net Assets	$1,258,940,805

Net Assets:
Class A Shares	$41,917,250
Class B Shares	271,534
Class C Shares	—
Institutional Class Shares	1,216,752,021
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	$1,258,940,805

102 Semiannual Report 2005

	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International
	Index Fund	Index Fund	Index Fund	Index Fund

Shares outstanding (unlimited number of shares authorized):
Class A Shares	982,025	9,686,532	6,275,611	4,598,522
Class B Shares	545,094	54,210	33,692	31,298
Class C Shares	72,619	5,347	8,130	16,583
Institutional Class Shares	160,479,835	50,245,685	24,741,147	130,974,103
Service Class Shares	56,010,577	—	—	—
Institutional Service Class Shares	6,766,624	—	—	—
Local Fund Shares	10,967	—	—	—

Total	224,867,741	59,991,774	31,058,580	135,620,506

Net asset value:
Class A Shares	$9.94	$13.28	$10.67	$8.10
Class B Shares (a)	$9.90	$13.13	$10.60	$7.99
Class C Shares (b)	$9.86	$13.11	$10.59	$7.87
Institutional Class Shares	$9.98	$13.36	$10.76	$8.11
Service Class Shares	$9.94	$—	$—	$—
Institutional Service Class Shares	$9.97	$—	$—	$—
Local Fund Shares	$10.00	$—	$—	$—
Maximum offering price per share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.55	$14.09	$11.32	$8.59

Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore
Bond
Index Fund

Shares outstanding (unlimited number of shares authorized):
Class A Shares	3,809,946
Class B Shares	24,680
Class C Shares	—
Institutional Class Shares	110,663,149
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	114,497,775

Net asset value:
Class A Shares	$11.00
Class B Shares (a)	$11.00
Class C Shares (b)	$—
Institutional Class Shares	$11.00
Service Class Shares	$—
Institutional Service Class Shares	$—
Local Fund Shares	$—
Maximum offering price per share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.67

Maximum Sales Charge — Class A Shares	5.75%

(a)	For Class B shares, the redemption price per share varies by length of time shares are held.
(b)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.

2005 Semiannual Report 103

Index Series

Statements of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International	Gartmore
	Index Fund	Index Fund	Index Fund	Index Fund	Bond Index Fund

INVESTMENT INCOME:
Interest income	$1,276,849	$776,321	$608,365	$439,788	$24,532,884
Dividend income (net of foreign withholding tax of $0; $0; $0; $1,548,506 and $0; respectively)	23,684,419	5,008,460	1,787,934	14,242,976	—
Income from securities lending	105,586	128,164	195,792	378,665	169,981

Total Income	25,066,854	5,912,945	2,592,091	15,061,429	24,702,865

Expenses:
Investment advisory fees	1,334,723	791,414	320,041	1,386,857	1,237,574
Fund administration and transfer agent fees	1,116,010	385,265	185,068	595,836	646,823
Distribution fees Class A	12,178	121,207	90,533	44,135	50,764
Distribution fees Class B	25,727	3,554	1,870	1,215	1,348
Distribution fees Class C	2,433	198	194	204	—
Distribution fees Service Class	415,994	—	—	—	—
Distribution fees Local Class	39	—	—	—	—
Administrative servicing fees Class A	1,591	65,673	52,557	25,534	29,866
Administrative servicing fees Service Class	680,788	—	—	—	—
Administrative servicing fees Institutional Service Class	88,779	—	—	—	—
Registration and filing fees	48,440	45,276	40,746	46,287	49,048
Other	281,454	90,969	39,020	114,324	122,016

Total expenses before reimbursed expenses	4,008,156	1,503,556	730,029	2,214,392	2,137,439
Expenses reimbursed	(364,990)	(184,289)	(115,153)	(275,871)	(290,516)

Total Expenses	3,643,166	1,319,267	614,876	1,938,521	1,846,923

Net Investment Income (Loss)	21,423,688	4,593,678	1,977,215	13,122,908	22,855,942

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	(5,456,518)	12,008,532	1,652,005	11,184,219	(804,619)
Net realized gains (losses) on future transactions	9,035,010	7,163,931	2,932,017	2,543,353	—
Net realized gains (losses) on foreign currency transactions	—	—	—	1,448,779	—
Net realized gains (losses) on swap transactions	—	—	—	—	(136,972)

Net realized gains (losses) on investment, futures, swaps and foreign currency transactions	3,578,492	19,172,463	4,584,022	15,176,351	(941,591)
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	27,055,471	4,705,913	(10,663,406)	51,905,680	(10,831,816)

Net realized/unrealized gains (losses) on investments, futures, swaps and foreign currencies	30,633,963	23,878,376	(6,079,384)	67,082,031	(11,773,407)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,057,651	$28,472,054	$(4,102,169)	$80,204,939	$11,082,535

See notes to financial statements.

104 Semiannual Report 2005

Statements of Changes in Net Assets

	Gartmore S&P 500		Gartmore Mid Cap Market
	Index Fund		Index Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004	April 30, 2005	October 31, 2004

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$21,423,688	$19,675,698	$4,593,678	$3,699,561
Net realized gains (losses) on investment and futures transactions	3,578,492	(2,348,411)	19,172,463	17,269,819
Net change in unrealized appreciation/depreciation on investments and futures	27,055,471	98,975,299	4,705,913	17,534,939

Change in net assets resulting from operations	52,057,651	116,302,586	28,472,054	38,504,319

Distributions to Class A Shareholders from:
Net investment income	(92,456)	(79,387)	(296,320)	(183,148)
Net realized gains on investments	—	—	(1,521,298)	(455,159)
Distributions to Class B Shareholders from:
Net investment income	(29,514)	(19,380)	(29)	—
Net realized gains on investments	—	—	(13,730)	(3,534)
Distributions to Class C Shareholders from:
Net investment income	(4,215)	(607)	(33)	(7)
Net realized gains on investments	—	—	(530)	(229)
Distributions to Institutional Class Shareholders from:
Net investment income	(15,384,934)	(13,237,951)	(2,824,615)	(3,295,582)
Net realized gains on investments	—	—	(11,631,945)	(2,971,536)
Distributions to Service Class Shareholders from:
Net investment income	(4,792,301)	(4,915,272)	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	(678,182)	(759,266)	—	—
Distributions to Local Fund Shareholders from:
Net investment income	(1,131)	(1,378)	—	—

Change in net assets from shareholder distributions	(20,982,733)	(19,013,241)	(16,288,500)	(6,909,195)

Change in net assets from capital transactions	358,052,954	656,502,224	192,810,359	277,368,892

Change in net assets	389,127,872	753,791,569	204,993,913	308,964,016
Net Assets:
Beginning of period	1,852,755,775	1,098,964,206	595,932,607	286,968,591

End of period	$2,241,883,647	$1,852,755,775	$800,926,520	$595,932,607

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore Small Cap
	Index Fund
	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

	(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$1,977,215	$1,793,646
Net realized gains (losses) on investment and futures transactions	4,584,022	14,224,436
Net change in unrealized appreciation/depreciation on investments and futures	(10,663,406)	4,487,848

Change in net assets resulting from operations	(4,102,169)	20,505,930

Distributions to Class A Shareholders from:
Net investment income	(304,682)	(287,052)
Net realized gains on investments	(2,760,397)	(802,932)
Distributions to Class B Shareholders from:
Net investment income	(351)	(6)
Net realized gains on investments	(14,014)	(4,908)
Distributions to Class C Shareholders from:
Net investment income	(79)	(18)
Net realized gains on investments	(1,578)	(343)
Distributions to Institutional Class Shareholders from:
Net investment income	(1,501,319)	(1,326,145)
Net realized gains on investments	(9,044,421)	(1,892,332)
Distributions to Service Class Shareholders from:
Net investment income	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	—	—
Distributions to Local Fund Shareholders from:
Net investment income	—	—

Change in net assets from shareholder distributions	(13,626,841)	(4,313,736)

Change in net assets from capital transactions	77,880,216	114,765,029

Change in net assets	60,151,206	130,957,223
Net Assets:
Beginning of period	273,473,742	142,516,519

End of period	$333,624,948	$273,473,742

See notes to financial statements.

2005 Semiannual Report 105

Index Series

Statements of Changes in Net Assets

	Gartmore International			Gartmore Bond
	Index Fund			Index Fund
	Six Months Ended		Year Ended	Six Months Ended	Year Ended
	April 30, 2005		October 31, 2004	April 30, 2005	October 31, 2004

	(Unaudited)			(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$13,122,908		$12,496,942	$22,855,942	$28,396,698
Net realized gains (losses) on investment, futures, swaps and foreign currency transactions	15,176,351		12,656,265	(941,591)	2,967,606
Net change in unrealized appreciation/depreciation on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	51,905,680		68,963,585	(10,831,816)	11,512,393

Change in net assets resulting from operations	80,204,939		94,116,792	11,082,535	42,876,697

Distributions to Class A Shareholders from:
Net investment income	(480,480)		(311,725)	(745,465)	(1,379,130)
Net realized gains on investments	(372,809)		(3,274)	(21,640)	—
Distributions to Class B Shareholders from:
Net investment income	(2,667)		(1,045)	(4,120)	(9,948)
Net realized gains on investments	(2,547)		(24)	(138)	—
Distributions to Class C Shareholders from:
Net investment income	(757	) (a)	—	—	—
Distributions to Institutional Class Shareholders from:
Net investment income	(15,374,780)		(10,010,686)	(22,118,650)	(28,789,702)
Net realized gains on investments	(10,207,889)		(77,718)	(539,426)	—

Change in net assets from shareholder distributions	(26,441,929)		(10,404,472)	(23,429,439)	(30,178,780)

Change in net assets from capital transactions	156,267,714		429,465,827	278,032,618	456,683,198

Change in net assets	210,030,724		513,178,147	265,685,714	469,381,115
Net Assets:
Beginning of period	889,391,901		376,213,754	993,255,091	523,873,976

End of period	$1,099,422,625		$889,391,901	$1,258,940,805	$993,255,091

(a)	For the period from February 14, 2005 (commencement of operations) through April 30, 2005.

See notes to financial statements.

106 Semiannual Report 2005

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore S&P 500 Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$12.73	0.05	(0.24)	(0.19)
Year Ended October 31, 2001	$12.46	0.06	(3.17)	(3.11)
Year Ended October 31, 2002	$9.12	0.09	(1.50)	(1.41)
Year Ended October 31, 2003	$7.62	0.10	1.41	1.51
Year Ended October 31, 2004	$9.04	0.11	0.70	0.81
Six Months Ended April 30, 2005 (Unaudited)	$9.74	0.09	0.20	0.29
Class B Shares
Period Ended October 31, 2000 (d)	$12.73	(0.01)	(0.25)	(0.26)
Year Ended October 31, 2001	$12.42	0.01	(3.16)	(3.15)
Year Ended October 31, 2002	$9.09	0.03	(1.50)	(1.47)
Year Ended October 31, 2003	$7.59	0.04	1.41	1.45
Year Ended October 31, 2004	$9.00	0.05	0.69	0.74
Six Months Ended April 30, 2005 (Unaudited)	$9.70	0.06	0.20	0.26
Class C Shares
Period Ended October 31, 2003 (e)	$8.83	—	0.18	0.18
Year Ended October 31, 2004	$9.01	0.05	0.67	0.72
Six Months Ended April 30, 2005 (Unaudited)	$9.67	0.04	0.23	0.27
Institutional Class Shares
Period Ended October 31, 2000 (d)	$12.73	0.09	(0.25)	(0.16)
Year Ended October 31, 2001	$12.49	0.11	(3.17)	(3.06)
Year Ended October 31, 2002	$9.15	0.11	(1.51)	(1.40)
Year Ended October 31, 2003	$7.64	0.11	1.43	1.54
Year Ended October 31, 2004	$9.07	0.13	0.70	0.83
Six Months Ended April 30, 2005 (Unaudited)	$9.77	0.11	0.21	0.32
Service Class Shares
Year Ended October 31, 2000	$11.91	0.07	0.56	0.63
Year Ended October 31, 2001	$12.45	0.07	(3.17)	(3.10)
Year Ended October 31, 2002	$9.11	0.08	(1.50)	(1.42)
Year Ended October 31, 2003	$7.61	0.09	1.41	1.50
Year Ended October 31, 2004	$9.03	0.11	0.69	0.80
Six Months Ended April 30, 2005 (Unaudited)	$9.73	0.10	0.20	0.30
Institutional Service Class Shares
Year Ended October 31, 2000	$11.94	0.08	0.56	0.64
Year Ended October 31, 2001	$12.48	0.08	(3.17)	(3.09)
Year Ended October 31, 2002	$9.14	0.09	(1.50)	(1.41)
Year Ended October 31, 2003	$7.64	0.10	1.42	1.52
Year Ended October 31, 2004	$9.07	0.12	0.69	0.81
Six Months Ended April 30, 2005 (Unaudited)	$9.77	0.10	0.19	0.29
Local Fund Shares
Year Ended October 31, 2000	$11.95	0.11	0.54	0.65
Year Ended October 31, 2001	$12.48	0.07	(3.14)	(3.07)
Year Ended October 31, 2002	$9.17	0.11	(1.52)	(1.41)
Year Ended October 31, 2003	$7.66	0.12	1.42	1.54
Year Ended October 31, 2004	$9.09	0.14	0.69	0.83
Six Months Ended April 30, 2005 (Unaudited)	$9.79	0.11	0.20	0.31

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$12.46	5.71%	(f)
Year Ended October 31, 2001	(0.06)	(0.17)	(0.23)	$9.12	(25.24%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$7.62	(15.62%	)
Year Ended October 31, 2003	(0.09)	—	(0.09)	$9.04	20.03%
Year Ended October 31, 2004	(0.11)	—	(0.11)	$9.74	8.99%
Six Months Ended April 30, 2005 (Unaudited)	(0.09)	—	(0.09)	$9.94	2.99%	(f)
Class B Shares
Period Ended October 31, 2000 (d)	(0.05)	—	(0.05)	$12.42	5.17%	(f)
Year Ended October 31, 2001	(0.01)	(0.17)	(0.18)	$9.09	(25.65%	)
Year Ended October 31, 2002	(0.03)	—	(0.03)	$7.59	(16.24%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$9.00	19.14%
Year Ended October 31, 2004	(0.04)	—	(0.04)	$9.70	8.23%
Six Months Ended April 30, 2005 (Unaudited)	(0.06)	—	(0.06)	$9.90	2.64%	(f)
Class C Shares
Period Ended October 31, 2003 (e)	—	—	—	$9.01	2.04%	(f)
Year Ended October 31, 2004	(0.06)	—	(0.06)	$9.67	8.06%
Six Months Ended April 30, 2005 (Unaudited)	(0.08)	—	(0.08)	$9.86	2.73%	(f)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$12.49	6.01%	(f)
Year Ended October 31, 2001	(0.11)	(0.17)	(0.28)	$9.15	(24.84%	)
Year Ended October 31, 2002	(0.11)	—	(0.11)	$7.64	(15.44%	)
Year Ended October 31, 2003	(0.11)	—	(0.11)	$9.07	20.39%
Year Ended October 31, 2004	(0.13)	—	(0.13)	$9.77	8.86%
Six Months Ended April 30, 2005 (Unaudited)	(0.11)	—	(0.11)	$9.98	3.21%	(f)
Service Class Shares
Year Ended October 31, 2000	(0.07)	(0.02)	(0.09)	$12.45	5.25%
Year Ended October 31, 2001	(0.07)	(0.17)	(0.24)	$9.11	(25.22%	)
Year Ended October 31, 2002	(0.08)	—	(0.08)	$7.61	(15.73%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$9.03	19.89%
Year Ended October 31, 2004	(0.10)	—	(0.10)	$9.73	9.24%
Six Months Ended April 30, 2005 (Unaudited)	(0.09)	—	(0.09)	$9.94	3.03%	(f)
Institutional Service Class Shares
Year Ended October 31, 2000	(0.08)	(0.02)	(0.10)	$12.48	5.37%
Year Ended October 31, 2001	(0.08)	(0.17)	(0.25)	$9.14	(25.04%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$7.64	(15.56%	)
Year Ended October 31, 2003	(0.09)	—	(0.09)	$9.07	20.11%
Year Ended October 31, 2004	(0.11)	—	(0.11)	$9.77	9.14%
Six Months Ended April 30, 2005 (Unaudited)	(0.09)	—	(0.09)	$9.97	3.09%	(f)
Local Fund Shares
Year Ended October 31, 2000	(0.10)	(0.02)	(0.12)	$12.48	5.43%
Year Ended October 31, 2001	(0.07)	(0.17)	(0.24)	$9.17	(24.91%	)
Year Ended October 31, 2002	(0.10)	—	(0.10)	$7.66	(15.47%	)
Year Ended October 31, 2003	(0.11)	—	(0.11)	$9.09	20.26%
Year Ended October 31, 2004	(0.13)	—	(0.13)	$9.79	8.85%
Six Months Ended April 30, 2005 (Unaudited)	(0.10)	—	(0.10)	$10.00	3.17%	(f)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$2,214	0.63%	(g)	0.47%	(g)	0.88%	(g)	0.22%	(g)	9.72%
Year Ended October 31, 2001	$3,237	0.63%		0.70%		1.03%		0.30%		1.85%
Year Ended October 31, 2002	$3,942	0.52%		1.06%		0.61%		0.97%		3.06%
Year Ended October 31, 2003	$5,795	0.48%		1.28%		0.56%		1.21%		1.30%
Year Ended October 31, 2004	$7,822	0.50%		1.18%		0.54%		1.13%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$9,762	0.51%	(g)	1.82%	(g)	0.55%	(g)	1.78%	(g)	1.44%
Class B Shares
Period Ended October 31, 2000 (d)	$987	1.23%	(g)	(0.12%	) (g)	2.05%	(g)	(0.94%	) (g)	9.72%
Year Ended October 31, 2001	$1,879	1.23%		0.11%		2.21%		(0.87%	)	1.85%
Year Ended October 31, 2002	$2,423	1.23%		0.35%		1.39%		0.19%		3.06%
Year Ended October 31, 2003	$3,713	1.23%		0.54%		1.30%		0.47%		1.30%
Year Ended October 31, 2004	$4,820	1.23%		0.45%		1.27%		0.41%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$5,398	1.23%	(g)	1.19%	(g)	1.26%	(g)	1.16%	(g)	1.44%
Class C Shares
Period Ended October 31, 2003 (e)	$10	1.23%	(g)	0.48%	(g)	1.23%	(g)	0.48%	(g)	1.30%
Year Ended October 31, 2004	$250	1.23%		0.46%		1.27%		0.42%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$716	1.23%	(g)	0.83%	(g)	1.27%	(g)	0.79%	(g)	1.44%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$92,190	0.23%	(g)	0.83%	(g)	0.30%	(g)	0.76%	(g)	9.72%
Year Ended October 31, 2001	$107,955	0.23%		1.10%		0.29%		1.04%		1.85%
Year Ended October 31, 2002	$235,333	0.23%		1.37%		0.33%		1.27%		3.06%
Year Ended October 31, 2003	$620,598	0.23%		1.52%		0.30%		1.45%		1.30%
Year Ended October 31, 2004	$1,247,061	0.23%		1.45%		0.27%		1.41%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$1,601,888	0.23%	(g)	2.14%	(g)	0.26%	(g)	2.11%	(g)	1.44%
Service Class Shares
Year Ended October 31, 2000	$189,443	0.63%		0.54%		0.70%		0.47%		9.72%
Year Ended October 31, 2001	$233,943	0.63%		0.70%		0.69%		0.64%		1.85%
Year Ended October 31, 2002	$266,515	0.63%		0.94%		0.72%		0.85%		3.06%
Year Ended October 31, 2003	$413,554	0.63%		1.14%		0.70%		1.06%		1.30%
Year Ended October 31, 2004	$523,127	0.63%		1.05%		0.67%		1.01%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$556,531	0.63%	(g)	1.79%	(g)	0.66%	(g)	1.76%	(g)	1.44%
Institutional Service Class Shares
Year Ended October 31, 2000	$31,917	0.48%		0.69%		0.55%		0.62%		9.72%
Year Ended October 31, 2001	$35,097	0.48%		0.84%		0.54%		0.78%		1.85%
Year Ended October 31, 2002	$41,498	0.48%		1.09%		0.57%		1.00%		3.06%
Year Ended October 31, 2003	$55,197	0.48%		1.29%		0.55%		1.21%		1.30%
Year Ended October 31, 2004	$69,569	0.48%		1.21%		0.52%		1.16%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$67,479	0.48%	(g)	1.96%	(g)	0.51%	(g)	1.92%	(g)	1.44%
Local Fund Shares
Year Ended October 31, 2000	$10,555	0.35%		0.84%		0.38%		0.81%		9.72%
Year Ended October 31, 2001	$96	0.35%		0.94%		0.37%		0.92%		1.85%
Year Ended October 31, 2002	$81	0.31%		1.25%		0.39%		1.17%		3.06%
Year Ended October 31, 2003	$97	0.30%		1.47%		0.37%		1.40%		1.30%
Year Ended October 31, 2004	$106	0.30%		1.38%		0.34%		1.34%		1.71%
Six Months Ended April 30, 2005 (Unaudited)	$110	0.30%	(g)	2.13%	(g)	0.34%	(g)	2.09%	(g)	1.44%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

2005 Semiannual Report 107

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Index Series

Gartmore Mid Cap Market Index Fund

		Investment Activities
			Net Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total
	Value,	Investment	(Losses)	from
	Beginning	Income	on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	1.76	1.85
Year Ended October 31, 2001	$11.77	0.07	(1.50)	(1.43)
Year Ended October 31, 2002	$9.79	0.04	(0.59)	(0.55)
Year Ended October 31, 2003	$9.19	0.04	2.68	2.72
Year Ended October 31, 2004	$11.87	0.05	1.13	1.18
Six Months Ended April 30, 2005 (Unaudited)	$12.89	0.05	0.64	0.69
Class B Shares
Period Ended October 31, 2001 (e)	$11.62	—	(1.83)	(1.83)
Year Ended October 31, 2002	$9.74	(0.01)	(0.58)	(0.59)
Year Ended October 31, 2003	$9.13	(0.02)	2.66	2.64
Year Ended October 31, 2004	$11.77	(0.02)	1.12	1.10
Six Months Ended April 30, 2005 (Unaudited)	$12.75	0.02	0.62	0.64
Class C Shares
Period Ended October 31, 2003 (f)	$11.43	—	0.33	0.33
Year Ended October 31, 2004	$11.76	(0.02)	1.12	1.10
Six Months Ended April 30, 2005 (Unaudited)	$12.74	0.01	0.63	0.64
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.14	1.76	1.90
Year Ended October 31, 2001	$11.80	0.10	(1.49)	(1.39)
Year Ended October 31, 2002	$9.84	0.08	(0.58)	(0.50)
Year Ended October 31, 2003	$9.25	0.08	2.70	2.78
Year Ended October 31, 2004	$11.95	0.11	1.13	1.24
Six Months Ended April 30, 2005 (Unaudited)	$12.96	0.08	0.64	0.72

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$11.77	18.51%	(g)
Year Ended October 31, 2001	(0.08)	(0.47)	(0.55)	$9.79	(12.57%	)
Year Ended October 31, 2002	(0.05)	—	(0.05)	$9.19	(5.67%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$11.87	29.72%
Year Ended October 31, 2004	(0.04)	(0.12)	(0.16)	$12.89	10.07%
Six Months Ended April 30, 2005 (Unaudited)	(0.04)	(0.26)	(0.30)	$13.28	5.28%	(g)
Class B Shares
Period Ended October 31, 2001 (e)	—	(0.05)	(0.05)	$9.74	(16.05%	) (g)
Year Ended October 31, 2002	(0.02)	—	(0.02)	$9.13	(6.13%	)
Year Ended October 31, 2003	—	—	—	$11.77	28.96%
Year Ended October 31, 2004	—	(0.12)	(0.12)	$12.75	9.44%
Six Months Ended April 30, 2005 (Unaudited)	— (i)	(0.26)	(0.26)	$13.13	4.96%	(g)
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$11.76	2.89%	(g)
Year Ended October 31, 2004	—	(0.12)	(0.12)	$12.74	9.48%
Six Months Ended April 30, 2005 (Unaudited)	(0.01)	(0.26)	(0.27)	$13.11	4.94%	(g)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.10)	—	(0.10)	$11.80	19.03%	(g)
Year Ended October 31, 2001	(0.10)	(0.47)	(0.57)	$9.84	(12.17%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$9.25	(5.19%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$11.95	30.21%
Year Ended October 31, 2004	(0.11)	(0.12)	(0.23)	$12.96	10.47%
Six Months Ended April 30, 2005 (Unaudited)	(0.06)	(0.26)	(0.32)	$13.36	5.49%	(g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$3,049	0.81%	(h)	0.95%	(h)	3.12%	(h)	(1.36%	) (h)	35.19%
Year Ended October 31, 2001	$9,028	0.81%		0.56%		1.27%		0.10%		119.76%
Year Ended October 31, 2002	$19,002	0.73%		0.42%		0.83%		0.32%		15.82%
Year Ended October 31, 2003	$38,693	0.71%		0.48%		0.82%		0.37%		8.26%
Year Ended October 31, 2004	$65,059	0.70%		0.50%		0.77%		0.44%		15.75%
Six Months Ended April 30, 2005 (Unaudited)	$128,660	0.70%	(h)	1.00%	(h)	0.75%	(h)	0.95%	(h)	6.44%
Class B Shares
Period Ended October 31, 2001 (e)	$6	1.41%	(h)	(0.38%	) (h)	3.66%	(h)	(2.63%	) (h)	119.76%
Year Ended October 31, 2002	$86	1.32%		(0.16%	)	1.44%		(0.28%	)	15.82%
Year Ended October 31, 2003	$295	1.31%		(0.13%	)	1.42%		(0.25%	)	8.26%
Year Ended October 31, 2004	$657	1.31%		(0.10%	)	1.37%		(0.17%	)	15.75%
Six Months Ended April 30, 2005 (Unaudited)	$712	1.31%	(h)	0.31%	(h)	1.36%	(h)	0.26%	(h)	6.44%
Class C Shares
Period Ended October 31, 2003 (f)	$21	1.31%	(h)	0.16%	(h)	1.71%	(h)	(0.24%	) (h)	8.26%
Year Ended October 31, 2004	$26	1.31%		(0.10%	)	1.38%		(0.17%	)	15.75%
Six Months Ended April 30, 2005 (Unaudited)	$70	1.32%	(h)	0.41%	(h)	1.37%	(h)	0.36%	(h)	6.44%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$7,957	0.31%	(h)	1.49%	(h)	2.76%	(h)	(0.96%	) (h)	35.19%
Year Ended October 31, 2001	$26,719	0.31%		1.08%		1.00%		0.39%		119.76%
Year Ended October 31, 2002	$84,128	0.31%		0.84%		0.44%		0.71%		15.82%
Year Ended October 31, 2003	$247,960	0.31%		0.87%		0.42%		0.76%		8.26%
Year Ended October 31, 2004	$530,191	0.31%		0.89%		0.37%		0.83%		15.75%
Six Months Ended April 30, 2005 (Unaudited)	$671,485	0.31%	(h)	1.32%	(h)	0.36%	(h)	1.27%	(h)	6.44%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.
(i)	The amount is less than $0.005

See notes to financial statements.

108 Semiannual Report 2005

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Small Cap Index Fund

		Investment Activities
			Net Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total
	Value,	Investment	(Losses)	from
	Beginning	Income	on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.07	(0.34)	(0.27)
Year Ended October 31, 2001	$9.67	0.07	(1.32)	(1.25)
Year Ended October 31, 2002	$8.34	0.05	(1.07)	(1.02)
Year Ended October 31, 2003	$7.27	0.05	2.98	3.03
Year Ended October 31, 2004	$10.25	0.06	1.06	1.12
Six Months Ended April 30, 2005 (Unaudited)	$11.15	0.06	(0.04)	0.02
Class B Shares
Period Ended October 31, 2002 (e)	$8.84	0.03	(1.59)	(1.56)
Year Ended October 31, 2003	$7.25	—	2.97	2.97
Year Ended October 31, 2004	$10.21	(0.01)	1.05	1.04
Six Months Ended April 30, 2005 (Unaudited)	$11.08	0.02	(0.04)	(0.02)
Class C Shares
Period Ended October 31, 2003 (f)	$9.91	—	0.29	0.29
Year Ended October 31, 2004	$10.20	—	1.06	1.06
Six Months Ended April 30, 2005 (Unaudited)	$11.08	0.02	(0.04)	(0.02)
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(0.32)	(0.23)
Year Ended October 31, 2001	$9.70	0.11	(1.32)	(1.21)
Year Ended October 31, 2002	$8.38	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$7.32	0.08	3.00	3.08
Year Ended October 31, 2004	$10.32	0.10	1.09	1.19
Six Months Ended April 30, 2005 (Unaudited)	$11.24	0.08	(0.04)	0.04

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.06)	—	(0.06)	$9.67	(2.71%	) (g)
Year Ended October 31, 2001	(0.08)	—	(0.08)	$8.34	(12.95%	)
Year Ended October 31, 2002	(0.05)	—	(0.05)	$7.27	(12.29%	)
Year Ended October 31, 2003	(0.05)	—	(0.05)	$10.25	41.89%
Year Ended October 31, 2004	(0.05)	(0.17)	(0.22)	$11.15	11.08%
Six Months Ended April 30, 2005 (Unaudited)	(0.05)	(0.45)	(0.50)	$10.67	(0.35%	) (g)
Class B Shares
Period Ended October 31, 2002 (e)	(0.03)	—	(0.03)	$7.25	(17.68%	) (g)
Year Ended October 31, 2003	(0.01)	—	(0.01)	$10.21	40.98%
Year Ended October 31, 2004	—	(0.17)	(0.17)	$11.08	10.28%
Six Months Ended April 30, 2005 (Unaudited)	(0.01)	(0.45)	(0.46)	$10.60	(0.67%	) (g)
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$10.20	2.93%	(g)
Year Ended October 31, 2004	(0.01)	(0.17)	(0.18)	$11.08	10.48%
Six Months Ended April 30, 2005 (Unaudited)	(0.02)	(0.45)	(0.47)	$10.59	(0.66%	) (g)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.07)	—	(0.07)	$9.70	(2.30%	) (g)
Year Ended October 31, 2001	(0.11)	—	(0.11)	$8.38	(12.54%	)
Year Ended October 31, 2002	(0.08)	—	(0.08)	$7.32	(11.80%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$10.32	42.49%
Year Ended October 31, 2004	(0.10)	(0.17)	(0.27)	$11.24	11.51%
Six Months Ended April 30, 2005 (Unaudited)	(0.07)	(0.45)	(0.52)	$10.76	(0.16%	) (g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$32	0.79%	(h)	1.00%	(h)	329.04%	(h)	(327.25%	) (h)	48.27%
Year Ended October 31, 2001	$4,098	0.79%		0.75%		1.64%		(0.10%	)	50.19%
Year Ended October 31, 2002	$11,079	0.71%		0.71%		0.97%		0.45%		34.77%
Year Ended October 31, 2003	$42,343	0.69%		0.61%		0.83%		0.47%		25.63%
Year Ended October 31, 2004	$62,688	0.69%		0.56%		0.77%		0.48%		24.10%
Six Months Ended April 30, 2005 (Unaudited)	$66,980	0.69%	(h)	0.93%	(h)	0.76%	(h)	0.86%	(h)	2.99%
Class B Shares
Period Ended October 31, 2002 (e)	$89	1.29%	(h)	0.15%	(h)	1.55%	(h)	(0.11%	) (h)	34.77%
Year Ended October 31, 2003	$249	1.29%		0.04%		1.44%		(0.11%	)	25.63%
Year Ended October 31, 2004	$424	1.29%		(0.04%	)	1.37%		(0.12%	)	24.10%
Six Months Ended April 30, 2005 (Unaudited)	$357	1.29%	(h)	0.33%	(h)	1.37%	(h)	0.26%	(h)	2.99%
Class C Shares
Period Ended October 31, 2003 (f)	$21	1.29%	(h)	0.07%	(h)	1.38%	(h)	(0.02%	) (h)	25.63%
Year Ended October 31, 2004	$39	1.29%		(0.04%	)	1.37%		(0.12%	)	24.10%
Six Months Ended April 30, 2005 (Unaudited)	$86	1.30%	(h)	0.38%	(h)	1.37%	(h)	0.31%	(h)	2.99%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,301	0.29%	(h)	1.69%	(h)	19.76%	(h)	(17.78%	) (h)	48.27%
Year Ended October 31, 2001	$11,366	0.29%		1.30%		1.94%		(0.35%	)	50.19%
Year Ended October 31, 2002	$33,247	0.29%		1.14%		0.58%		0.85%		34.77%
Year Ended October 31, 2003	$99,904	0.29%		1.04%		0.44%		0.89%		25.63%
Year Ended October 31, 2004	$210,322	0.29%		0.97%		0.37%		0.88%		24.10%
Six Months Ended April 30, 2005 (Unaudited)	$266,202	0.29%	(h)	1.33%	(h)	0.37%	(h)	1.26%	(h)	2.99%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

2005 Semiannual Report 109

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Index Series

Gartmore International Index Fund

		Investment Activities
			Net Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total
	Value,	Investment	(Losses)	from
	Beginning	Income	on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.06	(1.36)	(1.30)
Year Ended October 31, 2001	$8.65	0.08	(2.28)	(2.20)
Year Ended October 31, 2002	$6.37	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$5.31	0.09	1.25	1.34
Year Ended October 31, 2004	$6.55	0.10	1.07	1.17
Six Months Ended April 30, 2005 (Unaudited)	$7.63	0.09	0.57	0.66
Class B Shares
Period Ended October 31, 2000 (d)	$10.00	0.02	(1.38)	(1.36)
Year Ended October 31, 2001	$8.62	0.04	(2.30)	(2.26)
Year Ended October 31, 2002	$6.32	0.03	(1.04)	(1.01)
Year Ended October 31, 2003	$5.26	0.06	1.24	1.30
Year Ended October 31, 2004	$6.48	0.06	1.05	1.11
Six Months Ended April 30, 2005 (Unaudited)	$7.54	0.05	0.57	0.62
Class C Shares
Period Ended April 30, 2005 (Unaudited) (e)	$8.27	0.05	(0.40)	(0.35)
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(1.35)	(1.26)
Year Ended October 31, 2001	$8.66	0.10	(2.29)	(2.19)
Year Ended October 31, 2002	$6.37	0.09	(1.04)	(0.95)
Year Ended October 31, 2003	$5.32	0.11	1.25	1.36
Year Ended October 31, 2004	$6.56	0.12	1.08	1.20
Six Months Ended April 30, 2005 (Unaudited)	$7.64	0.10	0.58	0.68

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net			Net Asset
	Investment	Realized		Total	Value, End	Total
	Income	Gains		Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.05)	—		(0.05)	$8.65	(13.03%	) (f)
Year Ended October 31, 2001	(0.08)	—		(0.08)	$6.37	(25.44%	)
Year Ended October 31, 2002	(0.08)	—		(0.08)	$5.31	(15.65%	)
Year Ended October 31, 2003	(0.10)	—		(0.10)	$6.55	25.51%
Year Ended October 31, 2004	(0.09)	—	(h)	(0.09)	$7.63	18.01%
Six Months Ended April 30, 2005 (Unaudited)	(0.11)	(0.08)		(0.19)	$8.10	8.66%	(f)
Class B Shares
Period Ended October 31, 2000 (d)	(0.02)	—		(0.02)	$8.62	(13.62%	) (f)
Year Ended October 31, 2001	(0.04)	—		(0.04)	$6.32	(26.17%	)
Year Ended October 31, 2002	(0.05)	—		(0.05)	$5.26	(16.12%	)
Year Ended October 31, 2003	(0.08)	—		(0.08)	$6.48	24.88%
Year Ended October 31, 2004	(0.05)	—	(h)	(0.05)	$7.54	17.21%
Six Months Ended April 30, 2005 (Unaudited)	(0.09)	(0.08)		(0.17)	$7.99	8.21%	(f)
Class C Shares
Period Ended April 30, 2005 (Unaudited) (e)	(0.05)	—		(0.05)	$7.87	(4.27%	) (f)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.08)	—		(0.08)	$8.66	(12.65%	) (f)
Year Ended October 31, 2001	(0.10)	—		(0.10)	$6.37	(25.28%	)
Year Ended October 31, 2002	(0.10)	—		(0.10)	$5.32	(15.20%	)
Year Ended October 31, 2003	(0.12)	—		(0.12)	$6.56	25.90%
Year Ended October 31, 2004	(0.12)	—	(h)	(0.12)	$7.64	18.43%
Six Months Ended April 30, 2005 (Unaudited)	(0.13)	(0.08)		(0.21)	$8.11	8.85%	(f)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$230	0.86%	(g)	1.01%	(g)	49.77%	(g)	(47.90%	) (g)	5.66%
Year Ended October 31, 2001	$10,877	0.86%		1.17%		3.97%		(1.94%	)	30.18%
Year Ended October 31, 2002	$12,549	0.79%		1.15%		0.96%		0.98%		32.45%
Year Ended October 31, 2003	$16,404	0.75%		1.71%		0.88%		1.58%		7.71%
Year Ended October 31, 2004	$34,183	0.76%		1.57%		0.82%		1.51%		7.62%
Six Months Ended April 30, 2005 (Unaudited)	$37,240	0.76%	(g)	2.16%	(g)	0.81%	(g)	2.10%	(g)	7.35%
Class B Shares
Period Ended October 31, 2000 (d)	$53	1.46%	(g)	0.39%	(g)	63.29%	(g)	(61.44%	) (g)	5.66%
Year Ended October 31, 2001	$59	1.46%		0.42%		7.41%		(5.53%	)	30.18%
Year Ended October 31, 2002	$80	1.39%		0.64%		1.72%		0.31%		32.45%
Year Ended October 31, 2003	$105	1.36%		1.03%		1.48%		0.90%		7.71%
Year Ended October 31, 2004	$159	1.36%		0.98%		1.42%		0.92%		7.62%
Six Months Ended April 30, 2005 (Unaudited)	$250	1.36%	(g)	1.52%	(g)	1.42%	(g)	1.47%	(g)	7.35%
Class C Shares
Period Ended April 30, 2005 (Unaudited) (e)	$131	1.36%	(g)	3.96%	(g)	1.41%	(g)	3.91%	(g)	7.35%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,858	0.36%	(g)	1.16%	(g)	8.18%	(g)	(6.66%	) (g)	5.66%
Year Ended October 31, 2001	$32,422	0.36%		1.42%		2.60%		(0.82%	)	30.18%
Year Ended October 31, 2002	$119,502	0.36%		1.66%		0.56%		1.46%		32.45%
Year Ended October 31, 2003	$359,705	0.36%		1.99%		0.48%		1.87%		7.71%
Year Ended October 31, 2004	$855,050	0.36%		1.99%		0.42%		1.93%		7.62%
Six Months Ended April 30, 2005 (Unaudited)	$1,061,801	0.36%	(g)	2.57%	(g)	0.42%	(g)	2.51%	(g)	7.35%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For period from February 14, 2005 (commencement of operations) through April 30, 2005.
(f)	Not annualized.
(g)	Annualized.
(h)	The amount is less than $0.005.

See notes to financial statements.

110 Semiannual Report 2005

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Bond Index Fund

		Investment Activities
			Net Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total
	Value,	Investment	(Losses)	from
	Beginning	Income	on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.50	0.08	0.58
Year Ended October 31, 2001	$10.08	0.57	0.93	1.50
Year Ended October 31, 2002	$10.93	0.47	0.05	0.52
Year Ended October 31, 2003	$10.96	0.34	0.09	0.43
Year Ended October 31, 2004	$10.98	0.36	0.17	0.53
Six Months Ended April 30, 2005 (Unaudited)	$11.13	0.20	(0.12)	0.08
Class B Shares
Period Ended October 31, 2001 (e)	$10.75	0.02	0.18	0.20
Year Ended October 31, 2002	$10.93	0.41	0.05	0.46
Year Ended October 31, 2003	$10.96	0.29	0.07	0.36
Year Ended October 31, 2004	$10.98	0.30	0.17	0.47
Six Months Ended April 30, 2005 (Unaudited)	$11.13	0.17	(0.12)	0.05
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.54	0.09	0.63
Year Ended October 31, 2001	$10.09	0.63	0.91	1.54
Year Ended October 31, 2002	$10.92	0.52	0.05	0.57
Year Ended October 31, 2003	$10.95	0.39	0.09	0.48
Year Ended October 31, 2004	$10.98	0.41	0.17	0.58
Six Months Ended April 30, 2005 (Unaudited)	$11.13	0.22	(0.12)	0.10

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.50)	—	(0.50)	$10.08	5.92%	(f)
Year Ended October 31, 2001	(0.57)	(0.08)	(0.65)	$10.93	15.28%
Year Ended October 31, 2002	(0.48)	(0.01)	(0.49)	$10.96	5.01%
Year Ended October 31, 2003	(0.40)	(0.01)	(0.41)	$10.98	3.96%
Year Ended October 31, 2004	(0.38)	—	(0.38)	$11.13	4.94%
Six Months Ended April 30, 2005 (Unaudited)	(0.20)	(0.01)	(0.21)	$11.00	0.70%	(f)
Class B Shares
Period Ended October 31, 2001 (e)	(0.02)	—	(0.02)	$10.93	1.85%	(f)
Year Ended October 31, 2002	(0.42)	(0.01)	(0.43)	$10.96	4.38%
Year Ended October 31, 2003	(0.33)	(0.01)	(0.34)	$10.98	3.34%
Year Ended October 31, 2004	(0.32)	—	(0.32)	$11.13	4.32%
Six Months Ended April 30, 2005 (Unaudited)	(0.17)	(0.01)	(0.18)	$11.00	0.40%	(f)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.54)	—	(0.54)	$10.09	6.47%	(f)
Year Ended October 31, 2001	(0.63)	(0.08)	(0.71)	$10.92	15.71%
Year Ended October 31, 2002	(0.53)	(0.01)	(0.54)	$10.95	5.46%
Year Ended October 31, 2003	(0.44)	(0.01)	(0.45)	$10.98	4.47%
Year Ended October 31, 2004	(0.43)	—	(0.43)	$11.13	5.36%
Six Months Ended April 30, 2005 (Unaudited)	(0.22)	(0.01)	(0.23)	$11.00	0.90%	(f)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$8,352	0.81%	(g)	6.06%	(g)	3.48%	(g)	3.39%	(g)	35.74%
Year Ended October 31, 2001	$9,693	0.81%		5.04%		1.12%		4.73%		150.27%
Year Ended October 31, 2002	$38,447	0.72%		4.29%		0.84%		4.17%		124.75%
Year Ended October 31, 2003	$42,292	0.71%		3.07%		0.82%		2.96%		139.66%
Year Ended October 31, 2004	$40,757	0.71%		3.25%		0.77%		3.19%		151.56%
Six Months Ended April 30, 2005 (Unaudited)	$41,917	0.71%	(g)	3.67%	(g)	0.76%	(g)	3.62%	(g)	78.07%
Class B Shares
Period Ended October 31, 2001 (e)	$10	1.41%	(g)	3.05%	(g)	1.63%	(g)	2.83%	(g)	150.27%
Year Ended October 31, 2002	$28	1.33%		3.69%		1.44%		3.58%		124.75%
Year Ended October 31, 2003	$256	1.31%		2.10%		1.41%		2.00%		139.66%
Year Ended October 31, 2004	$457	1.31%		2.70%		1.37%		2.65%		151.56%
Six Months Ended April 30, 2005 (Unaudited)	$272	1.32%	(g)	3.05%	(g)	1.37%	(g)	3.00%	(g)	78.07%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$3,763	0.31%	(g)	6.49%	(g)	10.87%	(g)	(4.07%	) (g)	35.74%
Year Ended October 31, 2001	$45,750	0.31%		5.51%		1.10%		4.72%		150.27%
Year Ended October 31, 2002	$185,141	0.31%		4.67%		0.45%		4.53%		124.75%
Year Ended October 31, 2003	$481,326	0.31%		3.34%		0.42%		3.23%		139.66%
Year Ended October 31, 2004	$952,042	0.31%		3.69%		0.37%		3.63%		151.56%
Six Months Ended April 30, 2005 (Unaudited)	$1,216,752	0.32%	(g)	4.08%	(g)	0.37%	(g)	4.03%	(g)	78.07%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

2005 Semiannual Report 111

NorthPointe Small Cap Growth Fund

For the semiannual period ended April 30, 2005, the NorthPointe Small Cap Growth Fund returned 0.29% (Class A at NAV) versus -1.98% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Growth Funds was -0.79%.

After a strong rally in the fourth quarter of 2004, the first three weeks of 2005 witnessed the Russell 2000 Growth Index fall more than 6.5%, erasing over half of the previous quarter’s gains. A brief mid-first-quarter 2005 rally ensued, but this rally fizzled after the market took a beating from high oil prices and rising interest rates. The market continued to deteriorate into the end of April.

The Fund managed to navigate these treacherous headwinds during the reporting period, maintaining both relative and absolute outperformance. Our concentration of high-quality stocks helped the Fund during this challenging time. From a sector standpoint, energy was the big winner for the first quarter of 2005, as well as the trailing one- and three-year periods. The technology sector remains a small-cap loser in all periods (not counting its fourth-quarter 2004 outperformance). From a small-cap perspective, three of 10 sectors rose nominally in the Russell 2000 Growth Index during the first quarter of 2005 and, as a result, it was extremely difficult to post positive nominal returns when the average stock lost 6.83% during that period. Overall, small caps have lagged in three of the prior four quarters. The Russell 2000® Index, however, has underperformed the S&P 500 Index in an “up market” only once since 1999 (in the fourth quarter of 2002), suggesting that the small-cap cycle remains intact.

The Fund’s investment objective continues to be to seek price appreciation and consistent investment returns by selecting high-quality, industry-leading companies that display strong growth potential at a reasonable valuation. We define high-quality stocks as those with market-leading operating margins, low debt-to-equity ratios and better-than-15% return on equity. In our experience, companies that exhibit sustainable competitive advantages and consistent earnings streams have historically performed well throughout a complete market cycle.

We maintain a discipline of finding high-quality growth stocks, regardless of the prevailing market conditions. As we expected during the past year, as investors’ confidence in the earnings recovery strengthened, cyclical and lower-quality companies’ stock performed very well, a typical occurrence in the first stage of an economic recovery. As we look forward, we feel that we are entering the second phase of an earnings recovery during which higher-quality companies with sustainable earnings growth tend to outperform. We continue to believe that we are guarded on the downside by our careful attention to stock selection. Our core philosophy has not changed; therefore, the Fund remains relatively sector-neutral to the benchmark, since we prefer to let stock selection drive performance. We remain focused on high-quality companies with sustainable competitive advantages, strong balance sheets and industry-leading returns trading at a reasonable valuation. We feel confident that our strategy should be rewarded throughout a complete market cycle.

Portfolio Managers: Carl P. Wilk and Karl Knas

Class A: GNSAX

Class B: GNSBX
Class C: GNSCX
Class R: GNPRX
Institutional Service Class: GNSSX
Institutional Class: GNSIX

112 Semiannual Report 2005

NorthPointe Small Cap Growth Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six
		month*	Inception[1]

Class A	without sales charge[6]	0.29%	5.00%
	with sales charge[3]	-5.49%	-1.04%

Class B	without sales charge[6]	0.10%	4.70%
	with sales charge[4]	-4.90%	-0.30%

Class C	without sales charge[6]	0.10%	4.70%
	with sales charge[5]	-0.90%	3.70%

Class R2		0.29%	4.90%

Institutional Class[2]		0.57%	5.30%

Institutional Service Class[2]		0.57%	5.30%

* Not Annualized.

[1]	Fund commenced operations on September 29, 2004.

[2]	Not subject to any sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

[6]	These returns do not reflect the effects of sales charges (SC).

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in the Class A of the NorthPointe Small Cap Growth Fund, Russell 2000 Growth Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 113

NorthPointe Small Cap Growth Fund

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

Small Cap Growth Fund
		Beginning	Ending	Expenses	Annualized
		Account	Account	Paid	Expense
		Value	Value	During	Ratio*
		11/1/04	4/30/05	Period*

Class A	Actual	$1,000	$1,003	$8.99	1.81%
	Hypothetical[1]	$1,000	$1,016	$9.09	1.81%

Class B	Actual	$1,000	$1,001	$9.82	1.98%
	Hypothetical[1]	$1,000	$1,015	$9.94	1.98%

Class C	Actual	$1,000	$1,001	$9.82	1.98%
	Hypothetical[1]	$1,000	$1,015	$9.94	1.98%

Class R	Actual	$1,000	$1,003	$8.34	1.68%
	Hypothetical[1]	$1,000	$1,017	$8.44	1.68%

Institutional Service Class	Actual	$1,000	$1,006	$5.17	1.04%
	Hypothetical[1]	$1,000	$1,020	$5.22	1.04%

Institutional Class	Actual	$1,000	$1,006	$5.47	1.10%
	Hypothetical[1]	$1,000	$1,020	$5.52	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

114 Semiannual Report 2005

NorthPointe Small Cap Growth Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	96.4%
Cash Equivalents	5.3%
Other Investments*	0.1%
Liabilities in excess of other assets**	-1.8%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Retail	8.5%
Telecommunications	8.5%
Healthcare	8.5%
Electronics	6.0%
Medical Products	5.2%
Business Services	5.0%
Transportation	4.6%
Pharmaceuticals	4.5%
Computer Software & Services	4.1%
Machinery & Equipment	3.8%
Other Industries	41.3%

100.0%

Top Holdings***

West Pharmaceutical Services, Inc.	1.9%
VCA Antech, Inc.	1.9%
Multi-Fineline Electronix, Inc.	1.9%
Option Care, Inc.	1.9%
Mikohn Gaming Corp.	1.9%
Armor Holdings, Inc.	1.8%
JAMDAT Mobile, Inc.	1.8%
Swift Transportation Co., Inc.	1.7%
Jos. A. Bank Clothiers, Inc.	1.7%
Charles River Associates, Inc.	1.7%
Other Holdings	81.8%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 115

Index Series

Statement of Investments
April 30, 2005 (Unaudited)

NorthPointe Small Cap Growth Fund

Common Stocks (96.4%)

	Shares or
	Principal Amount	Value

Advertising (1.1%)
Ventiv Health, Inc. (b)	24,000	$500,400

Aerospace/ Defense (1.8%)
Armor Holdings, Inc. (b)	23,000	805,230

Banks (3.3%)
East West Bancorp, Inc.	13,000	417,560
Royal Bancshares of Pennsylvania, Inc., Class A	23,500	531,335
Wintrust Financial Corp.	12,000	550,920

		1,499,815

Business Services (5.0%)
Charles River Associates, Inc. (b)	15,000	786,000
Kforce, Inc. (b)	73,000	582,540
Labor Ready, Inc. (b)	30,000	500,700
Source Interlink Cos., Inc. (b)	38,000	397,860

		2,267,100

Casino Services (3.0%)
Mikohn Gaming Corp. (b)	60,000	847,200
Shuffle Master, Inc. (b)	20,000	503,800

		1,351,000

Chemicals (1.5%)
Cabot Microelectronics Corp. (b)	23,000	662,170

Computer Software (2.1%)
QAD, Inc.	25,279	207,035
SS&C Technologies, Inc.	30,000	762,300

		969,335

Computer Software & Services (4.1%)
Intergraph Corp. (b)	20,000	591,400
Intervoice, Inc. (b)	60,000	643,500
Jupitermedia Corp. (b)	49,500	629,145

		1,864,045

Consumer Products (3.3%)
Central Garden & Pet Co. (b)	17,600	731,984
Jarden Corp. (b)	17,000	759,390

		1,491,374

Diversified Manufacturing (0.8%)
Actuant Corp. (b)	9,000	383,310

Electronics (6.0%)
Cyberoptics Corp. (b)	39,762	492,651
Engineered Support Systems, Inc.	19,500	688,740
Multi-Fineline Electronix, Inc. (b)	45,000	877,500
TTM Technologies, Inc. (b)	73,000	657,730

		2,716,621

Financial Services (3.2%)
Euronet Worldwide, Inc. (b)	23,000	679,880
World Acceptance Corp. (b)	30,000	763,500

		1,443,380

Food (1.0%)
SunOpta, Inc. (b)	100,000	461,000

Healthcare (8.5%)
Allied Healthcare International, Inc. (b)	73,600	430,560
America Service Group, Inc. (b)	30,000	681,600
HealthExtras, Inc. (b)	29,000	479,950
Matria Healthcare, Inc. (b)	10,000	276,300
Molina Healthcare, Inc. (b)	16,000	700,000
Option Care, Inc.	60,000	853,800
RehabCare Group, Inc. (b)	15,000	450,300

		3,872,510

Industrial Products & Equipment (1.3%)
Brady Corp., Class A	20,000	593,000

Insurance (1.3%)
Navigators Group, Inc. (The) (b)	18,000	576,000

Internet Security (0.9%)
Aladdin Knowledge Systems, Inc. (b)	20,000	409,800

Lasers (2.0%)
Metrologic Instruments, Inc. (b)	40,000	536,800
Rofin-Sinar Technologies, Inc. (b)	12,000	354,240

		891,040

Lottery Services (1.7%)
Scientific Games Corp. (b)	35,000	751,450

Machinery & Equipment (3.8%)
Lufkin Industries, Inc.	24,000	706,080
Middleby Corp. (The)	10,000	440,400
Newport Corp. (b)	44,000	605,000

		1,751,480

116 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Medical Products (5.2%)
LifeCell Corp. (b)	60,000	$720,000
Thoratec Corp. (b)	59,000	764,050
West Pharmaceutical Services, Inc.	33,600	885,024

		2,369,074

Oil & Gas (1.0%)
Core Laboratories N.V. (b)	20,000	472,000

Pharmaceuticals (4.5%)
Axcan Pharma, Inc. (b)	23,000	331,890
Bone Care International, Inc. (b)	15,000	387,150
First Horizon Pharmaceutical Corp. (b)	40,000	724,400
Impax Laboratories, Inc. (b)	38,000	618,260

		2,061,700

Real Estate Services (1.6%)
HouseValues, Inc. (b)	55,000	715,550

Retail (8.5%)
Aaron Rents, Inc.	25,000	549,000
Fossil, Inc. (b)	15,000	348,900
Guess?, Inc. (b)	50,000	651,000
Guitar Center, Inc. (b)	10,000	493,500
Jos. A. Bank Clothiers, Inc. (b)	24,000	787,201
K2, Inc. (b)	40,000	508,800
Rush Enterprises, Inc. (b)	40,000	585,200

		3,923,601

Semiconductors (3.8%)
02Micro International Ltd. (b)	55,000	567,050
Diodes, Inc. (b)	5,400	158,166
Supertex, Inc. (b)	15,000	213,900
Varian Semiconductor Equipment Associates, Inc. (b)	21,000	783,090

		1,722,206

Telecommunications (8.5%)
ADC Telecommunications, Inc. (b)	250,000	567,500
Alvarion Ltd. (b)	70,000	611,100
Arris Group, Inc. (b)	100,000	759,000
Digi International, Inc. (b)	46,900	499,485
JAMDAT Mobile, Inc. (b)	47,000	801,820
Westell Technologies, Inc. (b)	125,000	647,500

		3,886,405

Textile - Apparel (1.1%)
DHB Industries, Inc. (b)	75,000	498,000

Transportation (4.6%)
Celadon Group, Inc. (b)	45,000	728,550
Pacer International, Inc. (b)	28,000	580,440
Swift Transportation Co., Inc. (b)	37,000	789,210

		2,098,200

Veterinary Diagnostics (1.9%)
VCA Antech, Inc. (b)	38,000	884,639

Total Common Stocks		43,891,435

Cash Equivalents (5.3%)
Investments in repurchase agreements (Collateralized by AAA Corporate Bonds, In a joint trading account at 2.90%, dated 4/29/05, due 5/2/05, repurchase price $2,391,188)	$2,390,610	2,390,610

Total Cash Equivalents		2,390,610

Short-Term Securities Held as Collateral for Securities Lending (0.1%)
Pool of various securities for Gartmore Mutual Funds - note 2 (Securities Lending)	375,144	375,144

Total Short-Term Securities Held as Collateral for Securities Lending		375,144

Total Investments (Cost $47,533,229) (a) — 101.8%		46,657,189
Liabilities in excess of other assets — (1.8)%		(1,132,025)

NET ASSETS — 100.0%		$45,525,164

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

See notes to financial statements.

2005 Semiannual Report 117

NorthPointe Small Cap Value Fund

For the semiannual period ended April 30, 2005, the NorthPointe Small Cap Value Fund (Institutional Class at NAV) returned 3.07% versus -0.15% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds was 1.87%.

Stock selection was positive in nearly all sectors during the past six months. Where the Fund underperformed, it was by only a small degree. Furthermore, sector selection continues to play a lesser role in the success of the Fund as we continue to focus on good stock selection or stock-specific risk. Consistently, we are finding good ideas across all economic sectors in the market, focusing on stocks with strong cash flow that have largely been ignored during the past several years. While others in our value space may be finding that some stocks are peaking out and rolling over, we are finding many ideas whose fundamental story is just now unfolding, and new upward trends are being established.

We believe those high-quality and high-potential-profitability stocks selling at a discount should outperform the deeply cyclical and high-beta stocks in the small-cap value universe. This was particularly evident in the technology area, which was the worst-performing sector of the market as measured by the Russell 2000 Index. The Fund’s holdings in the tech area actually earned positive returns, representative of the higher-quality, more-conservative names that we typically hold in the Fund’s portfolio.

The deep value market we have witnessed during the past two to three years does not appear to be sustainable, and, in many ways, this market has been more of an anomaly than the growth bubble in the late 1990s. Since the middle of 2004, we have observed a shift away from cyclical and “momentum” investing toward more fundamentally-based investing. The first-quarter 2005 action in the market suggests that this trend will continue, and we anticipate that our research into how a company’s business fosters strong financial results will be rewarded in the next phase of the market.

The Fund’s ongoing investment objective is to create a portfolio of companies that display the basic characteristics of fundamental progress along with attractive valuations. By combining fundamental research with risk awareness, we seek to generate consistent and predictable investment returns.

From an aggregate standpoint, the Fund’s portfolio’s characteristics continue to be very strong. Historically, the Fund’s portfolio, generally characterized by high quality, above average profitability and enhanced cash flow, has not been shown to trade at a discount to the market. It is currently trading at a discount to the market and that has been the case for at least the past three quarters. History has shown that the Fund has outperformed the market during quarters when investors have favored stocks with high quality and strong profitability. In the near term, we anticipate the Fund’s portfolio to continue to exhibit the same characteristics.

Portfolio Managers: Jeffrey Petherick, CFA and Mary Champagne, CFA

Institutional Class: NNSVX

118 Semiannual Report 2005

NorthPointe Small Cap Value Fund
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

	Six month*	One year	Inception[1]

Institutional Class	3.07%	7.65%	11.50%

There are no sales charges on the shares of the NorthPointe Small Cap Value Fund.

* Not Annualized.

[1]	Fund commenced operations on June 29, 2000.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2,000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 119

NorthPointe Small Cap Value Fund
Shareholder
Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

		Beginning	Ending
		Account Value	Account Value	Expenses Paid	Annualized
Small Cap Value Fund		11/1/04	4/30/05	During Period*	Expense Ratio*

Institutional Class	Actual	$1,000	$1,030.70	$5.04	1.00%
	Hypothetical[1]	$1,000	$1,020.04	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

120 Semiannual Report 2005

NorthPointe Small Cap Value Fund
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	96.5%
Cash Equivalents	3.1%
Other Investments*	27.5%
Liabilities in excess of other assets**	-27.1%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Real Estate	7.9%
Commercial Banks	6.9%
Insurance	5.5%
Machinery	4.5%
Energy Equipment & Services	4.0%
Capital Markets	3.9%
Electric Utilities	3.6%
Health Care Providers & Services	3.5%
Computers & Peripherals	3.1%
Oil Gas & Consumable Fuels	3.1%
Other Industries	54.0%

100.0%

Top Holdings***

Colonial Bancgroup, Inc.	1.6%
Ashford Hospitality Trust	1.5%
BioMed Realty Trust, Inc.	1.5%
Affiliated Managers Group, Inc.	1.4%
LifePoint Hospitals, Inc.	1.4%
American Capital Strategies Ltd.	1.3%
Nationwide Health Properties, Inc.	1.3%
Westar Energy, Inc.	1.3%
Komag, Inc.	1.3%
Dade Behring Holdings, Inc.	1.2%
Other Holdings	86.2%

100.0%

***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

2005 Semiannual Report 121

Statement of Investments
April 30, 2005 (Unaudited)

NorthPointe Small Cap Value Fund

Common Stocks (96.5%)

	Shares or
	Principal Amount	Value

Aerospace & Defense (1.4%)
Alliant Techsystems, Inc. (b)	2,200	$152,196
United Industrial Corp.	6,900	193,959

		346,155

Air Freight & Logistics (0.7%)
EGL, Inc. (b)	8,700	169,737

Airlines (1.1%)
Alaska Air Group, Inc. (b)	10,500	280,035

Building Products (0.8%)
NCI Building Systems, Inc. (b)	6,000	194,520

Capital Markets (3.9%)
Affiliated Managers Group, Inc. (b)	5,850	365,801
American Capital Strategies Ltd.	10,500	335,790
National Financial Partners Corp.	7,700	294,448

		996,039

Chemicals (3.1%)
Airgas, Inc.	8,700	190,704
Albemarle Corp.	6,900	252,609
H.B Fuller Co.	4,200	127,344
Omnova Solutions, Inc. (b)	26,691	108,099
Wellman, Inc.	9,600	103,296

		782,052

Commercial Banks (6.9%)
Capital Corp. of the West (b)	6,005	145,621
Colonial Bancgroup, Inc.	18,900	416,933
Columbia Banking System, Inc.	9,250	217,098
First Financial Bancorp (Ohio)	11,700	202,293
Oriental Financial Group, Inc.	7,950	110,903
Placer Sierra Bancshares	13,096	304,089
Security Bank Corp.	5,140	199,483
Westcorp, Inc.	3,500	156,590

		1,753,010

Commercial Services & Supplies (2.6%)
G&K Services, Inc.	7,100	272,498
PeopleSupport, Inc. (b)	23,100	215,061
Steelcase, Inc., Class A	14,100	185,274

		672,833

Communications Equipment (1.1%)
Harris Corp.	10,200	287,640

Computers & Peripherals (3.1%)
Intergraph Corp. (b)	8,700	257,259
Komag, Inc. (b)	13,600	319,872
Western Digital Corp. (b)	17,600	223,344

		800,475

Construction & Engineering (1.0%)
Washington Group International, Inc. (b)	6,300	261,009

Consumer Finance (0.6%)
Advanta Corp., Class B	2,000	49,100
WFS Financial, Inc. (b)	2,500	112,375

		161,475

Electric Utilities (3.6%)
IDACORP, Inc.	10,700	288,686
PNM Resources, Inc.	10,700	295,855
Westar Energy, Inc.	14,500	332,050

		916,591

Electrical Equipment (2.5%)
Genlyte Group, Inc. (b)	2,900	230,086
Hubbell, Inc., Class B	3,300	143,385
Thomas & Betts Corp. (b)	8,500	264,520

		637,991

Electronic Equipment & Instruments (1.6%)
Coherent, Inc. (b)	6,000	192,480
Newport Corp. (b)	14,900	204,875

		397,355

Energy Equipment & Services (4.0%)
Hornbeck Offshore Services, Inc. (b)	7,800	179,400
Maverick Tube Corp. (b)	7,800	226,902
Offshore Logistics, Inc. (b)	7,800	225,966
Oil States International, Inc. (b)	9,300	188,883
Pioneer Drilling Co. (b)	14,210	187,430

		1,008,581

Food & Staples Retailing (1.4%)
Longs Drug Stores Corp.	5,100	185,385
Wild Oats Markets, Inc. (b)	17,100	172,710

		358,095

Food Products (1.4%)
Flowers Foods, Inc.	7,900	227,836
Ralcorp Holdings, Inc.	3,200	126,784

		354,620

Gas Utilities (1.1%)
Energen Corp.	4,700	291,165

122 Semiannual Report 2005

Common Stocks (continued)

	Shares or
	Principal Amount	Value

HealthCare Providers & Services (3.5%)
Amedisys, Inc. (b)	9,100	$273,091
HealthTronics, Inc. (b)	21,400	265,360
LifePoint Hospitals, Inc. (b)	8,200	364,490

		902,941

Healthcare Equipment & Supplies (2.6%)
Adeza Biomedical Corp. (b)	9,920	126,480
Dade Behring Holdings, Inc. (b)	5,100	314,517
IntraLase Corp. (b)	6,800	113,696
ThermoGenesis Corp. (b)	31,800	109,074

		663,767

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc. (b)	7,300	197,100
Jack in the Box, Inc. (b)	4,900	179,144
Sunterra Corp. (b)	2,700	41,985

		418,229

Household Durables (2.1%)
Jarden Corp. (b)	6,900	308,223
Snap-On, Inc.	6,800	225,556

		533,779

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	3,100	222,642

Insurance (5.5%)
Allmerica Financial Corp. (b)	9,100	305,486
Aspen Insurance Holdings Ltd.	6,888	188,042
ProAssurance Corp. (b)	6,300	236,313
Scottish Re Group Ltd.	6,900	162,012
Tower Group, Inc.	22,280	267,137
Triad Guaranty, Inc. (b)	4,750	238,973

		1,397,963

Internet Software & Services (0.8%)
Jupitermedia Corp. (b)	15,300	194,463

IT Services (0.4%)
Covansys Corp. (b)	10,500	105,945

Leisure Equipment & Products (1.8%)
K2, Inc. (b)	13,700	174,264
Marvel Enterprises, Inc. (b)	15,100	295,960

		470,224

Machinery (4.5%)
Greenbrier Cos., Inc. (The)	4,700	137,240
Harsco Corp.	4,400	236,060
Kaydon Corp.	5,000	137,200
Oshkosh Truck Corp.	2,430	182,615
Stewart & Stevenson Services, Inc.	7,843	188,232
Wabtec Corp.	12,700	254,000

		1,135,347

Media (0.8%)
Scholastic Corp. (b)	6,200	216,070

Metals & Mining (2.1%)
Allegheny Technologies, Inc	9,300	208,320
Commercial Metals Co.	700	17,857
Royal Gold, Inc.	8,200	154,488
RTI International Metals, Inc. (b)	6,700	150,683

		531,348

Multi-Utilities (2.3%)
CMS Energy Corp. (b)	23,600	304,912
WPS Resources Corp.	5,100	268,923

		573,835

Oil Gas & Consumable Fuels (3.1%)
Alpha Natural Resources, Inc. (b)	7,210	166,912
Energy Partners Ltd. (b)	8,040	183,794
KCS Energy, Inc. (b)	16,420	230,537
Southwestern Energy Co. (b)	3,600	211,500

		792,743

Paper & Forest Products (0.8%)
Glatfelter Co.	18,000	214,740

Personal Products (0.8%)
Elizabeth Arden, Inc. (b)	9,300	203,670

Pharmaceuticals (1.0%)
Impax Laboratories, Inc. (b)	15,100	245,677

Real Estate (7.9%)
American Financial Realty Trust	17,300	265,209
Ashford Hospitality Trust	36,134	370,012
BioMed Realty Trust, Inc.	18,300	369,660
Eagle Hospitality Properties Trust I	23,440	216,351
Equity One, Inc.	13,262	277,706
Nationwide Health Properties, Inc.	15,600	334,308
New Century Financial Corp.	4,700	213,615

		2,046,861

2005 Semiannual Report 123

Statement of Investments (Continued)
April 30, 2005 (Unaudited)

NorthPointe Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Road & Rail (2.0%)
Laidlaw International, Inc. (b)	11,600	$259,724
RailAmerica, Inc. (b)	23,800	245,616

		505,340

Semiconductors & Semiconductor Equipment (0.6%)
ON Semiconductor Corp. (b)	46,700	160,648

Software (2.0%)
CCC Information Services Group, Inc. (b)	8,390	195,739
InterVoice, Inc. (b)	16,062	172,265
Phoenix Technology Ltd. (b)	18,400	148,856

		516,860

Specialty Retail (1.9%)
Charming Shoppes, Inc. (b)	23,600	175,584
Genesco, Inc. (b)	5,600	144,088
Jos. A. Bank Clothiers, Inc. (b)	4,700	154,160

		473,832

Thrifts & Mortgage Finance (3.0%)
BankAtlantic Bancorp, Inc.	17,152	292,614
ECC Capital Corp.	36,700	190,840
Franklin Bank Corp. (b)	16,040	269,632

		753,086

Trading Companies & Distributors (0.8%)
Beacon Roofing Supply, Inc. (b)	8,700	193,140

Wireless Telecommunication Services (1.8%)
Centennial Communications Corp. (b)	17,100	196,650
NII Holdings, Inc. (b)	5,000	250,350

		447,000

Total Common Stocks		24,589,528

Cash Equivalents (3.1%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds, in a joint trading account at 2.90%, dated 04/29/05, due 05/02/05, repurchase price $799,863)	$799,670	799,670

Total Cash Equivalents		799,670

Short-Term Securities Held as Collateral for Securities Lending (27.5%)
Pool of short-term securities for Gartmore Mutual Funds - note 2 (Securities Lending)	7,006,307	7,006,307

Total Investments (Cost $31,635,145) (a) - 127.1%		32,395,505
Liabilities in excess of other assets - (27.1)%		(6,908,224)

NET ASSETS — 100.0%		$25,487,281

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

See notes to financial statements.

124 Semiannual Report 2005

Statements of Assets and Liabilities
April 30, 2005 (Unaudited)

	NorthPointe Small	NorthPointe Small
	Cap Growth Fund	Cap Value Fund

Assets:
Investments, at value (cost $45,142,619 and $30,835,475; respectively)	$44,266,579	$31,595,835
Repurchase agreements, at cost and value	2,390,610	799,670

Total Investments	46,657,189	32,395,505

Cash	73	17,146
Interest and dividends receivable	10,234	17,789
Receivable for investments sold	858,862	668,512
Receivable from adviser	4,758	420
Prepaid expenses and other assets	9,025	3,113

Total Assets	47,540,141	33,102,485

Liabilities:
Payable for investments purchased	1,594,648	583,104
Payable for return of collateral received for securities on loan	375,144	7,006,307
Accrued expenses and other payables
Investment advisory fees	36,430	20,081
Fund administration and transfer agent fees	1,420	3,002
Distribution fees	2	—
Administrative servicing fees	2	—
Other	7,331	2,710

Total Liabilities	2,014,977	7,615,204

Net Assets	$45,525,164	$25,487,281

Represented by:
Capital	$45,052,308	$21,170,988
Accumulated net investment income (loss)	(204,604)	25,162
Accumulated net realized gains (losses) from investment transactions	1,553,499	3,530,771
Net unrealized appreciation (depreciation) on investments	(876,039)	760,360

Net Assets	$45,525,164	$25,487,281

Net Assets:
Class A Shares	$1,050	$—
Class B Shares	$1,047	$—
Class C Shares	$1,047	$—
Class R Shares	$1,049	$—
Institutional Service Class Shares	$1,053	$—
Institutional Class Shares	$45,519,918	$25,487,281

Total	$45,525,164	$25,487,281

Shares outstanding (unlimited number of shares authorized):
Class A Shares	100	—
Class B Shares	100	—
Class C Shares	100	—
Class R Shares	100	—
Institutional Service Class Shares	100	—
Institutional Class Shares	4,323,815	2,272,430

Total	4,324,315	2,272,430

Net asset value:
Class A Shares	$10.50	$—
Class B Shares (a)	$10.47	$—
Class C Shares (b)	$10.47	$—
Class R Shares	$10.49	$—
Institutional Service Class Shares	$10.53	$—
Institutional Class Shares	$10.53	$11.22
Maximum offering price per share [100%/(100%-maximum sales charge)] of net asset value adjusted to the nearest cent:
Class A Shares	$11.14	$—

Maximum Sales Charge — Class A Shares	5.75%

(a)	For Class B shares, the redemption price per share varies by the length of time shares are held
(b)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year

See notes to financial statements.

2005 Semiannual Report 125

Statements of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

	NorthPointe Small	NorthPointe Small
	Cap Growth Fund	Cap Value Fund

INVESTMENT INCOME:
Interest income	$25,938	$12,239
Dividend income	52,234	225,830
Income from securities lending	24,101	7,343

Total Income	102,273	245,412

Expenses:
Investment advisory fees	264,990	130,296
Fund administration and transfer agent fees	32,069	17,881
Distribution fees Class A	2	—
Distribution fees Class B	5	—
Distribution fees Class C	5	—
Distribution fees Class R	2	—
Administrative servicing fees Class R	2	—
Registration and filing fees	21,284	—
Other	7,568	5,590

Total expenses before waived or reimbursed expenses	325,927	153,767

Expenses reimbursed	(19,080)	(1,176)

Total Expenses	306,847	152,591

Net Investment Income (Loss)	(204,574)	92,821

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investments transactions	1,556,027	3,670,176
Net change in unrealized appreciation/depreciation on investments	(683,221)	(2,525,711)

Net realized/unrealized gains (losses) on investments	872,806	1,144,465

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$668,232	$1,237,286

See notes to financial statements.

126 Semiannual Report 2005

Statements of Changes in Net Assets

	NorthPointe Small		NorthPointe Small
	Cap Growth Fund		Cap Value Fund
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(204,574)	$(6,591)	$92,821	$67,196
Net realized gains (losses) on investment transactions	1,556,027	(2,528)	3,670,176	7,609,857
Net change in unrealized appreciation/depreciation on investments	(683,221)	(192,818)	(2,525,711)	(3,245,906)

Change in net assets resulting from operations	668,232	(201,937)	1,237,286	4,431,147

Distributions to Institutional Class Shareholders from:
Net investment income	—	—	(69,481)	(65,374)
Net realized gains on investments	—	—	(7,680,667)	(2,004,933)

Change in net assets from shareholder distributions	—	—	(7,750,148)	(2,070,307)

Change in net assets from capital transactions	(4,941,131)	50,000,000	(156,210)	(9,532,527)

Change in net assets	(4,272,899)	49,798,063	(6,669,072)	(7,171,687)
Net Assets:
Beginning of period	49,798,063	—	32,156,353	39,328,040

End of period	$45,525,164	$49,798,063	$25,487,281	$32,156,353

(a)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

2005 Semiannual Report 127

Financial Highlights
Selected data for each share of capital outstanding

NorthPointe Small Cap Growth Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47
Six Months Ended April 30, 2005 (Unaudited)	$10.47	(0.07)	0.10	0.03
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46
Six Months Ended April 30, 2005 (Unaudited)	$10.46	(0.09)	0.10	0.01
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46
Six Months Ended April 30, 2005 (Unaudited)	$10.46	(0.09)	0.10	0.01
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.47	0.46
Six Months Ended April 30, 2005 (Unaudited)	$10.46	(0.08)	0.11	0.03
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.48	0.47
Six Months Ended April 30, 2005 (Unaudited)	$10.47	(0.04)	0.10	0.06
Institutional Class Shares
Period Ended October 31, 2004 (d) (g)	$10.00	(0.01)	0.48	0.47
Six Months Ended April 30, 2005 (Unaudited)	$10.47	(0.05)	0.11	0.06

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	$10.47	4.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.50	0.29%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.47	0.10%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.47	0.10%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.49	0.29%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.47	4.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.53	0.57%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d) (g)	$10.47	4.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	$10.53	0.57%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$1	1.50%	(f)	(1.17%	) (f)	9.82%	(f)	(9.48%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$1	1.81%	(f)	(1.27%	) (f)	1.91%	(f)	(1.37%	) (f)	81.21%
Class B Shares
Period Ended October 31, 2004 (d)	$1	2.07%	(f)	(1.78%	) (f)	9.13%	(f)	(8.84%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$1	1.98%	(f)	(1.67%	) (f)	1.98%	(f)	(1.67%	) (f)	81.21%
Class C Shares
Period Ended October 31, 2004 (d)	$1	2.07%	(f)	(1.78%	) (f)	9.13%	(f)	(8.84%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$1	1.98%	(f)	(1.67%	) (f)	1.98%	(f)	(1.67%	) (f)	81.21%
Class R Shares
Period Ended October 31, 2004 (d)	$1	1.73%	(f)	(1.17%	) (f)	8.65%	(f)	(6.92%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$1	1.68%	(f)	(1.40%	) (f)	1.68%	(f)	(1.40%	) (f)	81.21%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	1.04%	(f)	(0.74%	) (f)	8.22%	(f)	(7.92%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$1	1.04%	(f)	(0.70%	) (f)	1.33%	(f)	(1.00%	) (f)	81.21%
Institutional Class Shares
Period Ended October 31, 2004 (d) (g)	$49,793	1.07%	(f)	(1.02%	) (f)	2.18%	(f)	(2.14%	) (f)	0.48%
Six Months Ended April 30, 2005 (Unaudited)	$45,520	1.10%	(f)	(0.73%	) (f)	1.17%	(f)	(0.80%	) (f)	81.21%

(a)	Excludes sales charges
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

See notes to financial statements.

128 Semiannual Report 2005

Financial Highlights
Selected data for each share of capital outstanding

NorthPointe Small Cap Value Fund

		Investment Activities
	Net Asset	Net	Net Realized
	Value,	Investment	and Unrealized	Total from
	Beginning	Income	Gains (Losses)	Investment
	of Period	(Loss)	on Investments	Activities

Institutional Class Shares
Period Ended October 31, 2000 (b)	$10.00	0.02	0.49	0.51
Year Ended October 31, 2001	$10.50	0.13	0.62	0.75
Year Ended October 31, 2002	$11.14	0.06	(0.69)	(0.63)
Year Ended October 31, 2003	$9.82	0.03	3.72	3.75
Year Ended October 31, 2004	$13.53	0.03	1.64	1.67
Six Months Ended April 30, 2005 (Unaudited)	$14.43	0.03	0.70	0.73

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return

Institutional Class Shares
Period Ended October 31, 2000 (b)	(0.01)	—	(0.01)	$10.50	5.14%	(c)
Year Ended October 31, 2001	(0.11)	—	(0.11)	$11.14	7.13%
Year Ended October 31, 2002	(0.06)	(0.63)	(0.69)	$9.82	(6.43%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$13.53	38.25%
Year Ended October 31, 2004	(0.03)	(0.74)	(0.77)	$14.43	12.65%
Six Months Ended April 30, 2005 (Unaudited)	(0.03)	(3.91)	(3.94)	$11.22	3.07%	(c)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data
								Ratio of
						Ratio of		Net Investment
				Ratio of Net		Expenses		Income (Loss)
	Net Assets	Ratio of		Investment		(Prior to		(Prior to
	at End of	Expenses		Income (Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average Net		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Assets (a)		Net Assets (a)		Turnover

Institutional Class Shares
Period Ended October 31, 2000 (b)	$23,359	1.00%	(d)	0.82%	(d)	1.79%	(d)	0.03%	(d)	49.93%
Year Ended October 31, 2001	$30,470	1.00%		1.00%		1.38%		0.62%		150.45%
Year Ended October 31, 2002	$29,961	1.00%		0.52%		1.06%		0.46%		105.59%
Year Ended October 31, 2003	$39,328	1.00%		0.25%		1.01%		0.23%		102.63%
Year Ended October 31, 2004	$32,156	0.99%		0.19%		1.00%		0.18%		135.45%
Six Months Ended April 30, 2005 (Unaudited)	$25,487	1.00%	(d)	0.61%	(d)	1.01%	(d)	0.60%	(d)	90.78%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

2005 Semiannual Report 129

Notes to Financial Statements
April 30, 2005 (Unaudited)

1. Organization

Gartmore Mutual Funds (the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to January 25, 2002, the Trust was named “Nationwide Mutual Funds”. The Trust was originally created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated, as of October 30, 1997, as subsequently amended, and redomesticated as a Delaware Statutory Trust on February 28, 2005, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and will not affect the operations of the Trust. As of April 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates forty-six (46) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the seven (7) funds listed below (individually a “Fund”, collectively the “Funds”):

-	Gartmore S&P 500 Index Fund (“S&P 500 Index”)
-	Gartmore Mid Cap Market Index Fund (“Mid Cap Market Index”)
-	Gartmore Small Cap Index Fund (“Small Cap Index”)
-	Gartmore International Index Fund (“International Index”)
-	Gartmore Bond Index Fund (“Bond Index”)
-	NorthPointe Small Cap Growth Fund (“Small Cap Growth”)
-	NorthPointe Small Cap Value Fund (“Small Cap Value”)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees. Short-term debt securities such as commercial

130 Semiannual Report 2005

paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be “short-term” and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Trust.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

2005 Semiannual Report 131

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Future contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Swap Contracts

The Funds may engage in swap contracts in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized

132 Semiannual Report 2005

losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller.

At April 30, 2005, Bond Index’s open swap contracts were as follows:

		Underlying	Unrealized
	Expiration	Notional	Appreciation
Description	Date	Value	(Depreciation)

Index Swap with Morgan Stanley Capital Services Inc., Pays net of the total return of the Lehman Brothers CMBS Investment Grade plus 100 bps minus Libor minus 40 bps. Gartmore Bond Index Fund receives positive pays negative	10/01/05	$38,000,000	$486,886

(h)	Mortgage Dollar Rolls

Certain Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund’s Board of Trustees.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, each of the Funds, with the exception of the Money Market Fund, may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Funds receive payments from borrowers of the dividends and interest that the Funds are entitled to for the positions on loan. These loan positions simultaneously earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Funds’ investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Funds. JP Morgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

2005 Semiannual Report 133

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

The cash collateral received by the Funds at April 30, 2005, was pooled and invested in the following:

Security Type	Security Name	Market Value

Bank Note - Floating	U.S. Bank N.A.	$34,969,666

Commercial Paper	Five Finance Inc.	4,963,726

Commercial Paper	Lexington Parker Capital	27,250,672

Eurodollar Certificates of Deposit - Fixed	HBOS Treasury Services PLC	6,500,564

Funding Agreement/ GIC	GE Life and Annuity	29,300,000

Funding Agreement/ GIC	Protective Life Insurance Company	21,000,000

Master Note - Floating	Bank of America Corp.	15,000,000

Master Note - Floating	CDC Financial Product Inc.	36,500,000

Master Note - Floating	Citigroup Global Markets Inc.	42,000,000

Master Note - Floating	Goldman Sachs Group LP	50,000,000

Master Note - Floating	Merrill Lynch Mortgage Capital	70,000,000

Medium Term Note - Floating	Deutsche Bank Financial	15,000,000

Medium Term Note - Floating	General Electric Capital Corp.	19,573,354

Medium Term Note - Floating	Pacific Life Global Funding	24,993,414

Money Market Fund	JPM S/L Collateral Investment	7,700,000

Repurchase Agreement	Nomura Securities	287,845,691

Time Deposit	Skandanaviska Enskilda Banken	4,000,000

Yankee Certificates of Deposit - Floating	Canadian Imperial Bank N.Y.	25,991,431

Yankee Certificates of Deposit - Floating	Credit Suisse First Boston, N.Y.	25,000,000

Yankee Certificates of Deposit - Floating	Natexis Banques Populaires N.Y.	18,993,899

Yankee Certificates of Deposit - Floating	Nordea Bank New York	5,498,680

Yankee Certificates of Deposit - Floating	Rabobank, New York	4,998,989

Yankee Certificates of Deposit - Floating	Westdeutsche Landesbank N.Y.	19,993,663

[Additional columns below]

[Continued from above table, first column(s) repeated]

Security Type	Maturity Rate	Maturity Date

Bank Note - Floating	2.84%	05/02/05

Commercial Paper	2.89%	06/02/05

Commercial Paper	3.05%	07/08/05

Eurodollar Certificates of Deposit - Fixed	2.70%	05/03/05

Funding Agreement/ GIC	3.08%	06/15/05

Funding Agreement/ GIC	3.31%	07/29/05

Master Note - Floating	3.08%	05/02/05

Master Note - Floating	3.10%	05/02/05

Master Note - Floating	3.07%	05/02/05

Master Note - Floating	2.93%	05/02/05

Master Note - Floating	3.10%	05/02/05

Medium Term Note - Floating	3.13%	05/02/05

Medium Term Note - Floating	2.96%	06/08/05

Medium Term Note - Floating	3.24%	07/26/05

Money Market Fund	2.85%	05/02/05

Repurchase Agreement	2.98%	05/02/05

Time Deposit	2.81%	05/03/05

Yankee Certificates of Deposit - Floating	3.09%	05/02/05

Yankee Certificates of Deposit - Floating	2.79%	05/10/05

Yankee Certificates of Deposit - Floating	3.12%	05/02/05

Yankee Certificates of Deposit - Floating	2.85%	05/02/05

Yankee Certificates of Deposit - Floating	2.88%	05/02/05

Yankee Certificates of Deposit - Floating	3.10%	05/02/05

Information on the investment of cash collateral is shown in the Statement of Investments.

As of April 30, 2005, the following Funds had securities with the following market values on loan:

	Market Value of	Market Value of
Fund	Loaned Securities	Collateral*

S&P 500 Index	$129,057,205	$131,805,609

Mid Cap Market Index	123,428,913	125,650,571

Small Cap Index	73,820,348	75,717,049

International Index	218,946,351	232,104,722

Bond Index	358,067,836	364,246,671

Small Cap Growth	385,728	375,144

Small Cap Value	6,827,573	7,006,307

*	Includes securities and cash collateral

(k)	Distributions to Shareholders

Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

134 Semiannual Report 2005

(l)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of April 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)

S&P 500 Index	$2,362,513,694	$225,287,780	$(136,080,855)	$89,206,924

Mid Cap Market Index	922,715,716	$94,031,245	$(30,666,675)	63,364,570

Small Cap Index	405,768,213	$41,026,832	$(23,684,518)	17,342,315

International Index	1,332,154,826	$176,601,211	$(10,448,549)	166,152,662

Bond Index	1,682,019,889	$12,792,525	$(8,883,689)	3,908,836

Small Cap Growth	46,657,189	$2,402,758	$(3,781,647)	(1,378,889)

Small Cap Value	32,395,505	$1,783,560	$(1,147,230)	636,330

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. For the Bond Funds, the allocation method used is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

2005 Semiannual Report 135

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

(n)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

	S&P 500 Index		Mid Cap Market Index
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004	April 30, 2005	October 31, 2004

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,818,947	$3,841,704	$71,853,845	$43,015,880
Dividends reinvested	88,935	76,060	1,663,104	629,448
Cost of shares redeemed	(2,052,280)	(2,337,539)	(8,998,278)	(21,026,712)

	1,855,602	1,580,225	64,518,671	22,618,616

Class B Shares
Proceeds from shares issued	848,677	1,646,256	62,844	404,383
Dividends reinvested	22,767	15,986	12,835	3,504
Cost of shares redeemed	(383,237)	(837,720)	(39,094)	(74,493)

	488,207	824,522	36,585	333,394

Class C Shares
Proceeds from shares issued	950,045	237,978	105,631	2,986
Dividends reinvested	1,896	573	546	229
Cost of shares redeemed	(468,214)	(1,200)	(61,073)	—

	483,727	237,351	45,104	3,215

Institutional Class Shares
Proceeds from shares issued	373,219,287	736,845,278	142,295,603	293,159,004
Dividends reinvested	15,357,483	13,212,499	14,456,523	6,267,087
Cost of shares redeemed	(52,548,064)	(182,979,506)	(28,542,127)	(45,012,424)

	336,028,706	567,078,271	128,209,999	254,413,667

Service Class Shares
Proceeds from shares issued	45,921,418	124,577,939	—	—
Dividends reinvested	4,792,301	4,915,270	—	—
Cost of shares redeemed	(27,864,540)	(52,626,707)	—	—

	22,849,179	76,866,502	—	—

Institutional Service Class Shares
Proceeds from shares issued	7,247,340	22,349,604	—	—
Dividends reinvested	678,182	759,266	—	—
Cost of shares redeemed	(11,579,120)	(13,194,895)	—	—

	(3,653,598)	9,913,975	—	—

Local Fund Shares
Dividends reinvested	1,131	1,378	—	—

	1,131	1,378	—	—

Change in net assets from capital transactions	$358,052,954	$656,502,224	$192,810,359	$277,368,892

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Index
	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$17,455,704	$55,133,106
Dividends reinvested	3,048,929	1,085,234
Cost of shares redeemed	(12,625,417)	(40,084,424)

	7,879,216	16,133,916

Class B Shares
Proceeds from shares issued	20,048	177,466
Dividends reinvested	13,528	4,574
Cost of shares redeemed	(87,407)	(27,774)

	(53,831)	154,266

Class C Shares
Proceeds from shares issued	67,095	17,987
Dividends reinvested	1,006	361
Cost of shares redeemed	(18,188)	(2,025)

	49,913	16,323

Institutional Class Shares
Proceeds from shares issued	70,995,468	125,348,059
Dividends reinvested	10,545,706	3,218,879
Cost of shares redeemed	(11,536,256)	(30,106,414)

	70,004,918	98,460,524

Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Institutional Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Local Fund Shares
Dividends reinvested	—	—

	—	—

Change in net assets from capital transactions	$77,880,216	$114,765,029

136 Semiannual Report 2005

	S&P 500 Index		Mid Cap Market Index
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004	April 30, 2005	October 31, 2004

	(Unaudited)		(Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	$373,338	$399,081	$5,177,352	$3,397,710
Reinvested	8,658	7,956	119,770	51,098
Redeemed	(203,194)	(244,706)	(657,748)	(1,662,023)

	178,802	162,331	4,639,374	1,786,785

Class B Shares
Issued	83,729	171,050	4,709	32,301
Reinvested	2,213	1,682	933	289
Redeemed	(38,038)	(87,911)	(2,944)	(6,184)

	47,904	84,821	2,698	26,406

Class C Shares
Issued	94,314	24,813	7,691	241
Reinvested	185	60	40	19
Redeemed	(47,759)	(127)	(4,394)	—

	46,740	24,746	3,337	260

Institutional Class Shares
Issued	36,485,111	76,540,250	10,351,375	23,165,268
Reinvested	1,488,829	1,376,142	1,035,058	500,868
Redeemed	(5,086,090)	(18,716,166)	(2,045,102)	(3,519,484)

	32,887,850	59,200,226	9,341,331	20,146,652

Service Class Shares
Issued	4,516,429	12,975,238	—	—
Reinvested	465,651	514,689	—	—
Redeemed	(2,736,200)	(5,500,195)	—	—

	2,245,880	7,989,732	—	—

Institutional Service Class Shares
Issued	707,804	2,323,717	—	—
Reinvested	65,653	79,256	—	—
Redeemed	(1,131,348)	(1,366,721)	—	—

	(357,891)	1,036,252	—	—

Local Fund Shares
Reinvested	109	144	—	—

	109	144	—	—

Total change in shares	$35,049,394	$68,498,252	$13,986,740	$21,960,103

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Index
	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

	(Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	$1,499,825	$5,049,499
Reinvested	254,055	101,916
Redeemed	(1,098,583)	(3,661,727)

	655,297	1,489,688

Class B Shares
Issued	1,790	16,234
Reinvested	1,132	434
Redeemed	(7,516)	(2,745)

	(4,594)	13,923

Class C Shares
Issued	6,124	1,657
Reinvested	84	34
Redeemed	(1,607)	(180)

	4,601	1,511

Institutional Class Shares
Issued	6,113,772	11,448,553
Reinvested	872,755	298,715
Redeemed	(958,507)	(2,710,102)

	6,028,020	9,037,166

Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Institutional Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Local Fund Shares
Reinvested	—	—

	—	—

Total change in shares	$6,683,324	$10,542,288

2005 Semiannual Report 137

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

	International Index			Bond Index
	Six Months Ended		Year Ended	Six Months Ended	Year Ended
	April 30, 2005		October 31, 2004	April 30, 2005	October 31, 2004

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$17,522,844		$42,445,138	$5,770,963	$13,347,490
Dividends reinvested	846,456		310,013	793,869	1,350,691
Cost of shares redeemed	(17,495,998)		(28,400,557)	(4,926,149)	(16,812,393)

	873,302		14,354,594	1,638,683	(2,114,212)

Class B Shares
Proceeds from shares issued	79,065		75,346	46,402	222,398
Dividends reinvested	4,670		1,045	5,096	7,736
Cost of shares redeemed	(3,989)		(42,325)	(232,944)	(35,062)

	79,746		34,066	(181,446)	195,072

Class C Shares
Proceeds from shares issued	137,366	(a)	—	—	—
Dividends reinvested	382	(a)	—	—	—
Cost of shares redeemed	(345	) (a)	—	—	—

	137,403		—	—	—

Institutional Class Shares
Proceeds from shares issued	226,274,975		461,901,238	274,077,527	509,207,305
Dividends reinvested	25,582,504		10,088,380	22,490,904	26,390,060
Cost of shares redeemed	(96,680,216)		(56,912,451)	(19,993,050)	(76,995,027)

	155,177,263		415,077,167	276,575,381	458,602,338

Change in net assets from capital transactions	$156,267,714		$429,465,827	$278,032,618	$456,683,198

SHARE TRANSACTIONS:
Class A Shares
Issued	2,138,151		5,890,638	524,132	1,210,795
Reinvested	101,936		42,652	71,973	122,641
Redeemed	(2,122,099)		(3,956,219)	(446,966)	(1,523,237)

	117,988		1,977,071	149,139	(189,801)

Class B Shares
Issued	10,091		10,681	4,188	20,196
Reinvested	569		146	461	702
Redeemed	(470)		(5,909)	(20,984)	(3,184)

	10,190		4,918	(16,335)	17,714

Class C Shares
Issued	16,578	(a)	—	—	—
Reinvested	48	(a)	—	—	—
Redeemed	(43	) (a)	—	—	—

	16,583		—	—	—

Institutional Class Shares
Issued	27,522,114		63,612,835	24,877,528	46,269,303
Reinvested	3,080,537		1,388,539	2,040,590	2,398,550
Redeemed	(11,589,010)		(7,893,235)	(1,820,738)	(6,954,345)

	19,013,641		57,108,139	25,097,380	41,713,508

Total change in shares	19,158,402		59,090,128	25,230,184	41,541,421

(a)	For the period from February 14, 2005 (commencement of operations) through April 30, 2005.

138 Semiannual Report 2005

	NorthPointe Small Cap Growth		NorthPointe Small Cap Value
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$—	$1,000	$—	$—

	—	1,000	—	—

Class B Shares
Proceeds from shares issued	—	1,000	—	—

	—	1,000	—	—

Class C Shares
Proceeds from shares issued	—	1,000	—	—

	—	1,000	—	—

Class R Shares
Proceeds from shares issued	—	1,000	—	—

	—	1,000	—	—

Institutional Service Class
Proceeds from shares issued	—	1,000	—	—

	—	1,000	—	—

Institutional Class Shares
Proceeds from shares issued	14,000,072	49,995,000	175,000	3,946,839
Dividends reinvested	—	—	7,568,921	2,016,737
Cost of shares redeemed	(18,941,203)	—	(7,900,131)	(15,496,103)

	(4,941,131)	49,995,000	(156,210)	(9,532,527)

Change in net assets from capital transactions	$(4,941,131)	$50,000,000	$(156,210)	$(9,532,527)

SHARE TRANSACTIONS:
Class A Shares
Issued	—	100	—	—

	—	100	—	—

Class B Shares
Issued	—	100	—	—

	—	100	—	—

Class C Shares
Issued	—	100	—	—

	—	100	—	—

Class R Shares
Issued	—	100	—	—

	—	100	—	—

Institutional Service Class Shares
Issued	—	100	—	—

	—	100	—	—

Institutional Class Shares
Issued	1,211,225	4,755,967	15,138	269,490
Reinvested	—	—	624,521	147,071
Redeemed	(1,643,377)	—	(596,320)	(1,093,972)

	(432,152)	4,755,967	43,339	(677,411)

Total change in shares	(432,152)	4,756,467	43,339	(677,411)

(a)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

2005 Semiannual Report 139

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. GMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds that GMF advises. The subadvisers manage each of their respective Fund’s investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

Fund	Adviser	Subadviser

S&P 500 Index	GMF	Fund Asset Management, L.P.

Mid Cap Market Index	GMF	Fund Asset Management, L.P.

Small Cap Index	GMF	Fund Asset Management, L.P.

International Index	GMF	Fund Asset Management, L.P.

Bond Index	GMF	Fund Asset Management, L.P.

Small Cap Growth	GMF	NorthPointe Capital, LLC (a)

Small Cap Value	GMF	NorthPointe Capital, LLC (a)

(a)	Affiliate of GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF and the subadvisers, where applicable, is as follows for the six months ended April 30, 2005:

		Total	Fees	Paid to
Fund	Fee Schedule	Fees	Retained	Subadviser

S&P 500 Index	Up to $1.5 billion	0.13%	0.11%	0.02%
	On the next $1.5 billion	0.12%	0.10%	0.02%
	On $3 billion and more	0.11%	0.09%	0.02%

Mid Cap Market Index	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Index	Up to $1.5 billion	0.20%	0.13%	0.07%
	On the next $1.5 billion	0.19%	0.12%	0.07%
	On $3 billion and more	0.18%	0.11%	0.07%

International Index	Up to $1.5 billion	0.27%	0.15%	0.12%
	On the next $1.5 billion	0.26%	0.14%	0.12%
	On $3 billion and more	0.25%	0.13%	0.12%

Bond Index	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Growth	All Assets	0.95%	—	0.95%

Small Cap Value	All Assets	0.85%	—	0.85%

140 Semiannual Report 2005

GMF and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding the amounts listed in the table below until February 28, 2006:

	Expense Caps

					Institutional
	Class A	Class B	Class C	Class R	Class
Fund	Shares	Shares	Shares	Shares	Shares

S&P 500 Index	0.23%	0.23%	0.23%	0.23%	0.23%

Mid Cap Market Index	0.32%	0.32%	0.32%	0.32%	0.32%

Small Cap Index(a)	0.30%	0.30%	0.30%	0.30%	0.30%

International Index(a)	0.37%	0.37%	0.37%	0.37%	0.37%

Bond Index(a)	0.32%	0.32%	0.32%	0.32%	0.32%

Small Cap Growth	1.10%	1.10%	1.10%	1.10%	1.10%

Small Cap Value	n/a	n/a	n/a	n/a	1.00%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Expense Caps

	Institutional	Service	Local
	Service	Class	Fund
Fund	Class Shares	Shares	Shares

S&P 500 Index	0.23%	0.23%	0.23%

Mid Cap Market Index	n/a	n/a	n/a

Small Cap Index(a)	n/a	n/a	n/a

International Index(a)	n/a	n/a	n/a

Bond Index(a)	n/a	n/a	n/a

Small Cap Growth	1.10%	n/a	n/a

Small Cap Value	n/a	n/a	n/a

(a)	The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through March 1, 2011.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed five years from commencement of operations (with respect to the Small Cap Growth Fund, three years from the fiscal year in which the fees were waived or expenses reimbursed) if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted. As of the six months ended April 30, 2005, the cumulative potential reimbursements were as follows:

Fund	Amount	Expires

Small Cap Value	178,810	June 29, 2005

As of the six months ended April 30, 2005, the cumulative potential reimbursements of the following Funds (unless otherwise indicated), based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursements to the Fund was made for expenses reimbursed by GMF or GMCM, would be:

	Amount	Six Months
	Fiscal Year	Ended April 30,
Fund	2004	2005

Small Cap Growth	$7,391	$19,080

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

	Class A	Class B	Class C	Class R	Service	Local Fund
Fund	Shares	Shares	Shares	Shares	Class Shares	Shares

S&P 500 Index	0.25%	1.00%	1.00%	0.50%	0.15%	0.07%

Mid Cap Market Index	0.25%	1.00%	1.00%	0.50%	n/a	n/a

Small Cap Index	0.25%	1.00%	1.00%	0.50%	n/a	n/a

International Index	0.25%	1.00%	n/a	0.50%	n/a	n/a

Bond Index	0.25%	1.00%	n/a	0.50%	n/a	n/a

Small Cap Growth	0.25%	1.00%	1.00%	0.50%	n/a	n/a

Small Cap Value	n/a	n/a	n/a	n/a	n/a	n/a

2005 Semiannual Report 141

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. These fees are deducted from and are not included in proceeds from sales of Class A shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges (“CDSCs”) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder’s account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within six years of the purchase. Class C shares have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the six months ended April 30, 2005, GDSI received commissions of $63,833 from front-end sales charges of Class A shares and from CDSC fees from Class B and Class C shares of the Funds, of which $7,206 was reallowed to affiliated broker-dealers of the Funds.

The Funds (except the Small Cap Value Fund) assess a 2.00% redemption fee on all classes of shares that are purchased and are sold or exchanged within 5 days of purchase (within 90 days for the Small Cap Growth Fund). The redemption fee, if any, is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains. For the six months ended April 30, 2005, the Funds had no contributions to capital due to collection of redemption fees.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides various administrative and accounting services for the Funds, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. For the period November 1, 2004 through December 31, 2004, the fees for the services provided under such agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees then are allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*

Up to $1 billion	0.25%

$1 billion and more up to $3 billion	0.18%

$3 billion and more up to $4 billion	0.14%

$4 billion and more up to $5 billion	0.07%

$5 billion and more up to $10 billion	0.04%

$10 billion and more up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (collectively, the “Investor Destinations Funds”) and the Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Moderately Aggressive, and Gartmore Optimal Allocations Fund: Specialty (collectively, the “Optimal Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds and the Optimal Funds do not pay any part of this fee.

142 Semiannual Report 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. Each Fund pays GSA a combined annual fee based on the Trust’s average daily net assets according to the following schedule:

Combined Fee Schedule*

Up to $1 billion	0.26%

$1 billion and more up to $3 billion	0.19%

$3 billion and more up to $4 billion	0.15%

$4 billion and more up to $5 billion	0.08%

$5 billion and more up to $10 billion	0.05%

$10 billion and more up to $12 billion	0.03%

$12 billion or more	0.02%

*	The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (collectively, the “Investor Destinations Funds”) and the Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Moderately Aggressive, and Gartmore Optimal Allocations Fund: Specialty (collectively, the “Optimal Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds and the Optimal Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as brokerdealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class R, Service Class, and Institutional Service Class shares of each of the Funds.

As of April 30, 2005, the advisers or affiliates of the advisers directly held 100% of the shares outstanding of the Small Cap Growth Fund.

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of April 30, 2005.

5. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2005, are summarized as follows:

Fund	Purchases	Sales

S&P 500 Index	$376,710,221	$28,659,728

Mid Cap Market Index	222,025,905	42,494,761

Small Cap Index	50,077,762	8,008,110

International Index	209,735,330	72,802,884

Bond Index	1,267,644,810	937,017,953

Small Cap Growth	43,421,105	46,864,630

Small Cap Value	26,701,093	34,330,355

6. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other

2005 Semiannual Report 143

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

7. Approval of Investment Adviser Contract

A)	Index Series Funds:

In considering whether to approve the investment advisory agreements (including sub-advisory agreements) for each of the Index Series Funds (each of which Funds is sub-advised by Fund Asset Management, L.P.) and the two NorthPointe sub-advised Funds, the Board of Trustees, including a majority of the Independent Trustees, considered a number of factors, as discussed in detail below.

The Trustees considered the nature, extent, and quality of the services being provided by the Adviser (and the sub-advisers) to each Fund in light of the fees that the Adviser and each sub-adviser receives for their respective services.

With respect to the Index Series Funds, the Trustees concluded that the advisory and sub-advisory fees were low with respect to the International Index Fund, Small Cap Index Fund, S&P 500 Index Fund and MidCap Index Fund when compared to the advisory fees for each Fund’s respective peer group. The Trustees also concluded that the advisory fees of the Bond Index Fund was within the range of the advisory fees of its respective peers. The Trustees also noted that each Index Series Fund had advisory fee breakpoints in place which are intended to ensure that shareholders of each Fund share in any economies of scale that the Adviser (and sub-adviser) may realize as the Fund’s assets grow. The Trustees further noted that the Adviser is voluntarily waiving fees and reimbursing expenses for each of the Index Series Funds. Finally, the Trustees concluded that the profitability of the adviser and sub-adviser was reasonable with respect to each Index Series Fund.

Next, the Trustees considered the performance of each Index Series Fund and concluded that the performance of the S&P 500 Index Fund and the Small Cap Index Fund was good and that the other Index Series Funds had performed adequately with respect to each of Fund’s peer group.

B)	NorthPointe sub-advised Funds:

The Trustees then considered whether to approve the Small Cap Growth Fund and Small Cap Value Fund investment advisory and sub-advisory agreements.

In particular, the Trustees considered the costs of the advisory and sub-advisory fees in light of the nature, extent, and quality of the services provided by the Funds’ Adviser and sub-adviser. With respect to the Small Cap Growth Fund, the Trustees concluded that the Fund’s contractual advisory fees were in the mid range in relation to the advisory fees for the Fund’s peers and noted that the Fund’s sub-adviser was voluntarily waiving fees and reimbursing expenses for the Fund. The Trustees also noted that the Fund’s advisory fee with these waivers and reimbursements in place is among the lowest of the Fund’s peers. The Trustees also compared the management fee paid by other, institutional clients of NorthPointe that are managed similarly to the Fund, and noted that these institutional accounts are less costly for NorthPointe to manage as these institutional accounts are subject to less stringent regulatory requirements and, generally, require less active management. The Trustees also noted that the Adviser’s and sub-adviser’s profitability with respect to the Small Cap Growth Fund, as a new Fund, cannot yet be measured.

The Trustees then considered that the performance of NorthPointe Small Cap Growth Fund, as a new Fund, also cannot yet be measured, but noted that the prior performance of the Fund’s portfolio manager with respect to similarly-managed accounts, has been good.

Next, the Trustees considered the advisory and sub-advisory fees of the Small Cap Value Fund, and concluded that the contractual advisory fee of the Fund was relatively high compared to the advisory fees for the Fund’s peers. The Trustees took note, however, that the Fund’s advisory fee still was within the range of the advisory fees for the Fund’s peers. The

144 Semiannual Report 2005

Trustees also compared the advisory fees paid by other, institutional clients to NorthPointe, for similarly-managed accounts. Specifically, the Trustees noted that, the institutional accounts are less costly for NorthPointe to manage as these institutional accounts are subject to less stringent regulatory requirements and, generally, require less active management. Furthermore, the Trustees noted that the Adviser is voluntarily waiving fees and reimbursing expenses on the Funds’ institutional class of shares, which is the share class most similar to the institutional investors in the other accounts managed by NorthPointe. Finally, the Trustees concluded that the Adviser’s profitability is modest and noted that the sub-adviser is not realizing any profitability on this Fund.

Next, the Trustees considered the Small Cap Value Fund’s performance and concluded that this Fund’s performance was low compared to the performance of the Fund’s peers over a one-year period, but that the Fund’s performance over the long term has been adequate. The Trustees also considered that the Adviser has taken steps to remediate the short-term underperformance.

C)	Summary of Index Series Funds and NorthPointe sub-advised Funds:

The Trustees then reviewed and considered potential ancillary benefits that the Adviser and/or the Adviser’s affiliates may derive from the Index Series Funds and the NorthPointe sub-advised Funds, including: (i) fee income for performing other services; (ii) soft dollars; and (iii) affiliated brokerage commissions that the Advisers and/or their affiliates may realize as a result of the Advisers’ and/or their affiliates’ respective relationship with each of the Funds.

Having considered this information as this information pertains to each respective Fund individually, the Trustees determined to continue each Fund’s advisory and sub-advisory agreements for another annual period commencing on February 28, 2005.

8.	Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the GMF on or around November 5, 2004.

Two Proposals: The purpose of these December 23, 2004 meetings was to allow the shareholders of the Trust to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provides for the reorganization of the Trust from an Ohio business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust to approve the proposed “Agreement and Plan of Reorganization” of the existing Trust (on behalf of each of the Trust’s Funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding Funds of the existing Trust subject to the liabilities, expenses, costs, charges, and reserves of the corresponding Funds of the existing Trust (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the existing Trust to the holders of the shares of the Funds of the existing Trust, in a complete liquidation of the existing Trust.

2005 Semiannual Report 145

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

GMF Voting Results:

The shareholders of GMF voted to approve both Proposal One and Proposal Two, as follows:

Proposal One: Election of a Board of Trustees of Gartmore Mutual Funds

Charles E. Allen:
FOR	1,484,045,010.745 shares	(96.963%)
WITHHOLD	46,475,965.981 shares	(3.037%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Michael J. Baresich:
FOR	1,479,546,876.136 shares	(96.669%)
WITHHOLD	50,974,100.590 shares	(3.331%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Paula H.J. Cholmondeley:
FOR	1,483,986,754.474 shares	(96.960%)
WITHHOLD	46,534,222.252 shares	(3.040%)
TOTAL	1,530,520,976.726 shares	(100.000%)

C. Brent DeVore:
FOR	1,483,232,555.715 shares	(96.910%)
WITHHOLD	47,288,421.011 shares	(3.090%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Phyllis Kay Dryden:
FOR	1,483,461,670.269 shares	(96.925%)
WITHHOLD	47,059,306.457 shares	(3.075%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Robert M. Duncan:
FOR	1,478,518,553.740 shares	(96.602%)
WITHHOLD	52,002,422.986 shares	(3.398%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Barbara L. Hennigar:
FOR	1,483,932,926.673 shares	(96.956%)
WITHHOLD	46,588,050.053 shares	(3.044%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Paul J. Hondros:
FOR	1,483,799,576.741 shares	(96.947%)
WITHHOLD	46,721,399.985 shares	(3.053%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Barbara I. Jacobs:
FOR	1,482,757,593.191 shares	(96.879%)
WITHHOLD	47,763,383.535 shares	(3.121%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Thomas J. Kerr IV:
FOR	1,477,143,243.388 shares	(96.512%)
WITHHOLD	53,377,733.338 shares	(3.488%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Douglas F. Kridler:
FOR	1,484,100,191.103 shares	(96.967%)
WITHHOLD	46,420,785.623 shares	(3.033%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Michael D. McCarthy:
FOR	1,483,352,898.255 shares	(96.918%)
WITHHOLD	47,168,078.471 shares	(3.082%)
TOTAL	1,530,520,976.726 shares	(100.000%)

146 Semiannual Report 2005

Proposal One: Election of a Board of Trustees of Gartmore Mutual Funds

Arden L. Shisler:
FOR	1,483,661,174.441 shares	(96.938%)
WITHHOLD	46,859,802.285 shares	(3.062%)
TOTAL	1,530,520,976.726 shares	(100.000%)

David C. Wetmore:
FOR	1,484,021,388.615 shares	(96.962%)
WITHHOLD	46,499,588.111 shares	(3.038%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Proposal Two: Approval of the Agreement and Plan of Reorganization of Gartmore Mutual Funds:

FOR	1,338,850,729.743 shares	(87.477%)
AGAINST	48,927,279.322 shares	(3.197%)
ABSTAIN	86,596,336.653 shares	(5.658%)
BROKER NON-VOTES	56,146,631.008 shares	(3.668%)
TOTAL	1,530,520,976.726 shares	(100.000%)

2005 Semiannual Report 147

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds

April 30, 2005

	Position(s)		Number of
	Held with		Portfolios in	Other
	the Trust		the Gartmore	Directorships
Name,	and Length		Fund Complex	Held by
Address and	of Time	Principal Occupation(s) During	Overseen by	Trustee or
Year of Birth	Served[1]	Past Five Years	Trustee	Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None

Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.

C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None

Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior, to 2002.	84	None

Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None

148 Semiannual Report 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
April 30, 2005 (Continued)

	Position(s)		Number of
	Held with		Portfolios in	Other
	the Trust		the Gartmore	Directorships
Name,	and Length		Fund Complex	Held by
Address and	of Time	Principal Occupation(s) During	Overseen by	Trustee or
Year of Birth	Served[1]	Past Five Years	Trustee	Nominee[2]
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association–College Retirement Equity Funds).	84	None

Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None

Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	MKT 10, Inc.

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.
1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

2005 Semiannual Report 149

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
April 30, 2005 (Continued)

3	Messrs. McCarthy and Hondros are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mssrs. McCarthy and Hondros are expected to resign as Administrative Committee Members on or before June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $277,610 from the Trust for the Six Months Ended April 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

150 Semiannual Report 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds

April 30, 2005

Number of
	Position(s)		Portfolios in
	Held with		the Gartmore
	the Trust		Fund	Other
Name,	and Length		Complex	Directorships
Address	of Time	Principal Occupation(s) During Past	Overseen by	Held by
Year of Birth	Served[1]	Five Years	Trustee	Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3] , Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None

Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None

2005 Semiannual Report 151

Management Information (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds
April 30, 2005 (Continued)

Number of
	Position(s)		Portfolios in
	Held with		the Gartmore
	the Trust		Fund	Other
Name,	and Length		Complex	Directorships
Address	of Time	Principal Occupation(s) During Past	Overseen by	Held by
Year of Birth	Served[1]	Five Years	Trustee	Trustee[2]
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT [3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Messrs. McCarthy and Hondros are also Administrative Committee Members for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Messrs. McCarthy and Hondros are expected to resign as Administrative Committee Members on or before June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

152 Semiannual Report 2005

Index Definitions

Lehman Brothers U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s (S&P) MidCap 400 Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428
www.gartmorefunds.com

Federal law requires the Trust, and each of its investment advisers and subadvisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission’s Web site at www.sec.gov.

© 2005 Gartmore Global Investments, Inc.
All rights reserved.

AR-SUB 6/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert of the registrant’s board of trustees is Paula Cholmondeley, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)  (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

     This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

     Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	July 8, 2005

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 8, 2005